UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

GARTMORE MUTUAL FUNDS

(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA 19428

(Address of principal executive offices) (Zip code)

ERIC E. MILLER, Esq.

1200 RIVER ROAD

SUITE 1000

Conshohocken, PA 19428

(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 10/31/2006

Date of reporting period: 07/31/2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Gartmore Large Cap Value Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.1%)
Aerospace & Defense (0.9%)

Northrop Grumman Corp.	4,800	$317,712

Banks (10.8%)

Bank of America Corp.	20,818	1,072,752
IndyMac Bancorp, Inc. (c)	3,100	130,975
KeyCorp	10,500	387,450
PNC Bank Corp.	7,300	517,132
U.S. Bancorp	19,300	617,600
Wachovia Corp.	12,700	681,101
Wells Fargo Co.	6,500	470,210

		3,877,220

Capital Goods (1.5%)

Cummins Engine, Inc.	3,300	386,100
Teleflex, Inc.	2,600	148,434

		534,534

Chemicals (0.9%)

Ashland, Inc.	4,600	305,946

Communications Equipment (0.8%)

Motorola, Inc.	12,500	284,500

Computers & Peripherals (1.8%)

DST Systems, Inc. (b)	4,100	230,871
Hewlett-Packard Co.	12,900	411,639

		642,510

Diversified Financials (12.8%)

Citigroup, Inc.	28,460	1,374,903
Countrywide Credit Industries, Inc.	7,598	272,236
Dun & Bradstreet (b)	2,400	160,128
Fannie Mae	8,800	421,608
Goldman Sachs Group, Inc.	2,600	397,150
J.P. Morgan Chase & Co.	24,228	1,105,281
Merrill Lynch & Co., Inc.	2,100	152,922
Morgan Stanley Dean Witter & Co.	10,700	711,550

		4,595,778

Electric Utilities (5.7%)

American Electric Power Co., Inc.	7,100	256,452
Dominion Resources, Inc.	2,200	172,656
DTE Energy Co.	6,100	258,152
Emerson Electric Co.	2,600	205,192
FirstEnergy Corp.	10,100	565,600
FPL Group, Inc.	8,100	349,434
MDU Resources Group, Inc.	9,450	232,943

		2,040,429

Electronics - Military (0.7%)

L-3 Communications Holdings, Inc.	3,600	265,140

Fertilizers (0.8%)

Scotts Co. (The) (c)	7,000	274,610

Financial - Investment Banker/Broker (2.8%)

Capital One Financial Corp.	2,100	162,435
Freddie Mac	4,100	237,226
Lehman Brothers Holdings, Inc.	6,700	435,165
New Century Financial Corp. (c)	3,500	152,810

		987,636

Food & Beverages (2.6%)

Archer-Daniels-Midland Co.	6,800	299,200
Coca-Cola Co.	8,500	378,250
Hormel Foods Corp. (c)	6,900	260,337

		937,787

Gas Utilities (1.3%)

Sempra Energy	9,700	468,122

Household Durables (0.6%)

Whirlpool Corp.	3,000	231,570

Household Products (2.0%)

Colgate-Palmolive Co.	3,400	201,688
Procter & Gamble Co.	9,400	528,280

		729,968

Insurance (8.1%)

American International Group, Inc.	5,550	336,719
Chubb Corp. (The)	5,300	267,226
CIGNA Corp.	4,200	383,250
Genworth Financial, Inc., Class A	10,100	346,430
Hartford Financial Services Group, Inc.	6,100	517,524
MetLife, Inc.	9,200	478,400
St. Paul Travelers Cos., Inc. (The)	12,300	563,340

		2,892,889

Media (3.0%)

News Corp.	23,000	442,520
Time Warner, Inc.	22,100	364,650
Walt Disney Co. (The)	9,200	273,148

		1,080,318

Metals (1.0%)

Commercial Metals Co.	8,100	183,789
Reliance Steel & Aluminum Co.	4,800	172,080

		355,869

Multi-Sector Companies (1.6%)

General Electric Co.	17,300	565,537

Oil & Gas (14.6%)

ChevronTexaco Corp.	13,000	855,140
ConocoPhillips	12,800	878,592
Exxon Mobil Corp.	28,000	1,896,719
Frontier Oil Corp.	7,900	278,475
Marathon Oil Corp.	4,300	389,752
Sunoco, Inc.	2,400	166,896
Tesoro Petroleum Corp.	4,000	299,200
Valero Energy Corp.	6,800	458,524

		5,223,298

Packaging & Containers (0.5%)

Sonoco Products Co.	5,900	191,927

Paper & Forest Products (0.5%)

Louisiana-Pacific Corp.	8,800	176,000

Pharmaceuticals (5.8%)

Amgen, Inc. (b)	2,600	181,324
King Pharmaceuticals, Inc. (b)	13,100	222,962
Merck & Co., Inc.	12,800	515,456
Pfizer, Inc.	37,600	977,224
Wyeth	3,600	174,492

		2,071,458

Real Estate (2.2%)

General Growth Properties, Inc.	8,700	397,068
Host Marriott Corp.	9,400	199,468
HRPT Properties Trust (c)	16,400	192,700

		789,236

Restaurants (0.8%)

Darden Restaurants, Inc.	4,500	152,100
Yum! Brands, Inc.	3,200	144,000

		296,100

Retail (2.9%)

Brunswick Corp.	6,600	195,162
Costco Wholesale Corp.	6,300	332,388
Sears Holdings Corp. (b)	1,900	260,775
V.F. Corp.	3,700	250,934

		1,039,259

Schools (0.7%)

Laureate Education, Inc. (b) (c)	5,200	237,380

Semiconductors (0.5%)

Freescale Semiconductor, Inc. (b)	6,400	182,528

Services (1.1%)

Manpower, Inc.	3,200	190,336
Sybase, Inc. (b) (c)	9,400	197,870

		388,206

Telecommunications (6.4%)

AT&T Inc.	20,300	608,797
Bellsouth Corp.	16,100	630,637
DIRECTV Group, Inc. (b)	15,200	259,160
Qwest Communications International, Inc. (b)	30,700	245,293
Verizon Communications, Inc.	16,200	547,884

		2,291,771

Tobacco (1.5%)

Altria Group, Inc.	6,500	519,805

Transportation (0.9%)

YRC Worldwide, Inc. (b) (c)	8,300	330,174

Total Common Stocks		35,125,217

Cash Equivalents (0.5%)

Investments in repurchase agreements (collateralized by U.S Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $197,069)	$197,041	197,041

Total Cash Equivalents		197,041

Short-Term Securities Held as Collateral for Securities on Loan (4.5%)

Pool of short-term securities for Gartmore Mutual Funds – notes to Statement of Investments (Securities Lending )	1,626,500	1,626,500

Total Short-Term Securities Held as Collateral for Securities on Loan		1,626,500

Total Investments (Cost $30,994,423) (a) - 103.1%		36,948,758
Liabilities in excess of other assets - (3.1%)		(1,112,614)

NET ASSETS - 100.0%		$35,836,144

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of July 31, 2006.

Gartmore Mid Cap Growth Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (96.6%)
Aerospace & Defense (2.0%)

L-3 Communications Holdings, Inc.	1,780	$131,097

Auction Houses & Art Dealers (1.0%)

Ritchie Brothers Auctioneers, Inc. ADR -CA	1,250	67,500

Banks (1.5%)

East West Bancorp, Inc.	2,420	97,647

Business Services (1.2%)

Corporate Executive Board Co. (The)	860	80,840

Communication Equipment (1.0%)

Harman International Industries	800	64,160

Computer Hardware (0.6%)

Logitech International SA ADR (b)	2,030	41,270

Computer Programming Services (0.7%)

Akamai Technologies (b)	1,240	49,141

Computer Software & Services (5.6%)

F5 Networks, Inc. (b)	980	45,413
Factset Research Systems, Inc.	1,660	72,874
Intuit, Inc. (b)	2,370	73,162
Network Appliance, Inc. (b)	3,560	105,697
Satyam Computer Services Ltd.	2,040	71,910

		369,056

Construction (3.4%)

Beacon Roofing Supply, Inc. (b)	2,050	37,495
D.R. Horton, Inc.	2,273	48,710
Florida Rock Industries, Inc.	1,850	70,411
Pool Corp.	1,840	71,631

		228,247

Consumer & Commercial Services (4.0%)

Alliance Data Systems Corp. (b)	2,300	118,036
Dun & Bradstreet Corp. (b)	1,200	80,064
Heartland Payment Systems, Inc. (b)	2,640	68,772

		266,872

Consumer Products (6.8%)

Crocs, Inc. (b)	2,440	67,515
Ecolab, Inc.	1,970	84,848
Fortune Brands, Inc.	670	48,588
Gildan Activewear, Inc., Class A (b)	1,540	65,727
Jarden Corp. (b)	3,425	99,291
Nutri/System, Inc. (b)	1,600	84,672

		450,641

Electronics (5.2%)

Diodes, Inc. (b)	2,021	72,534
FLIR Systems, Inc. (b)	2,670	64,107
Jabil Circuit, Inc.	3,840	88,704
Microchip Technology, Inc.	3,730	120,329

		345,674

Energy (1.1%)

Headwaters, Inc. (b)	3,260	75,436

Financial Services (5.8%)

Affiliated Managers Group, Inc. (b)	720	65,916
BlackRock, Inc.	470	60,705
Investors Financial Services Corp.	1,910	85,606
SEI Investments Co.	2,070	101,141
TD Ameritrade Holding Corp. (b)	4,490	73,546

		386,914

Gaming & Leisure (3.7%)

Penn National Gaming, Inc. (b)	3,250	107,477
Scientific Games Corp. (b)	1,950	66,242
Shuffle Master, Inc. (b)	2,420	70,543

		244,262

Healthcare (3.5%)

Express Scripts, Inc. (b)	390	30,042
Patterson Companies, Inc. (b)	2,550	84,813
St. Jude Medical, Inc. (b)	3,160	116,604

		231,459

Industrial Services & Supplies (1.3%)

American Commercial Lines (b)	337	18,518
Copart, Inc. (b)	2,620	69,797

		88,315

Insurance (2.0%)

W.R. Berkley Corp.	3,755	135,180

Machinery (0.4%)

Graco, Inc.	740	29,075

Medical Products & Services (8.9%)

Dade Behring Holdings, Inc.	2,140	87,162
Fisher Scientific International, Inc. (b)	1,410	104,495
Kinetic Concept, Inc. (b)	1,091	48,615
QIAGEN N.V. (b)	5,030	76,406
ResMed, Inc. (b)	3,490	161,971
VCA Antech, Inc. (b)	3,170	110,855

		589,504

Oil & Gas (8.6%)

EOG Resources, Inc.	1,490	110,484
Kinder Morgan, Inc.	830	84,660
Patterson-UTI Energy, Inc.	3,840	108,749
World Fuel Services Corp.	2,350	111,202
XTO Energy, Inc.	3,300	155,066

		570,161

Pharmaceuticals (1.4%)

Barr Pharmaceuticals, Inc. (b)	1,850	92,056

Retail (8.7%)

Abercrombie & Fitch Co.	1,360	72,026
Bed, Bath & Beyond, Inc. (b)	2,330	78,008
Coach, Inc. (b)	4,360	125,176
J Crew Group, Inc. (b)	2,600	69,316
Office Depot, Inc. (b)	3,800	136,990
Williams Sonoma, Inc.	3,030	96,354

		577,870

Scientific & Technical Instruments (1.3%)

Waters Corp. (b)	2,040	82,987

Security & Commodity Exchanges (2.3%)

Chicago Mercantile Exchange	140	64,568
IntercontinentalExchange, Inc. (b)	1,470	87,612

		152,180

Semiconductors (3.5%)

Marvel Technology Group Ltd. (b)	6,400	118,720
MEMC Electronic Materials, Inc. (b)	1,570	47,759
Tessera Technologies, Inc. (b)	2,000	62,940

		229,419

Telecommunications (6.6%)

Amdocs Ltd. ADR - GG (b)	3,150	114,282
Comverse Technology, Inc. (b)	5,000	96,900
Neustar, Inc. (b)	2,160	66,658
NII Holdings, Inc. (b)	3,010	158,867

		436,707

Transportation (1.9%)

Expeditors International of Washington, Inc.	1,210	55,019
Oshkosh Truck Corp.	1,600	68,608

		123,627

Utilities (1.4%)

MDU Resources Group, Inc.	3,705	91,328

Waste Disposal (1.2%)

Stericycle, Inc. (b)	1,140	76,585

Total Common Stocks		6,405,210

Total Investments (Cost $5,970,118) (a) - 96.6%		6,405,210
Other assets in excess of liabilities - 3.4%		222,336

NET ASSETS - 100.0%		$6,627,546

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
ADR	American Depositary Receipt
CA	Canada
GG	Guernsey

Gartmore Small Cap Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stock (99.0%)
Aerospace & Defence (1.1%)

MTC Technologies, Inc. (b)	130,756	$2,645,194

Agriculture (0.4%)

The Andersons, Inc.	28,552	1,067,274

Aircraft Parts (0.5%)

Hexcel Corp. (b)	83,963	1,206,548

Apparel (0.9%)

Pacific Sunwear of California, Inc. (b)	67,203	1,120,946
The Warnaco Group, Inc. (b) (c)	64,429	1,147,481

		2,268,427

Auto Parts & Equipment (0.5%)

CSK Auto Corp. (b)	95,293	1,153,998

Banking (6.0%)

Boston Private Financial Holdings, Inc.	49,796	1,251,373
Cadence Financial Corp.	133,875	2,806,020
Dime Community Bancshares	52,221	729,527
First Commonwealth Financial Corp.	94,064	1,221,891
Franklin Bank Corp. (b)	36,912	716,462
Mainsource Financial Group, Inc.	69,260	1,142,790
Placer Sierra Bancshares	57,831	1,260,137
SVB Financial Group (b)	44,106	1,976,831
UCBH Holdings, Inc.	95,926	1,600,046
Wintrust Financial Corp.	36,158	1,735,946

		14,441,023

Business Services & Equipment (2.3%)

Administaff, Inc.	53,206	1,681,842
Angelica Corp. (c)	39,934	672,888
Ciber, Inc. (b) (c)	384,454	2,498,951
Hudson Highland Group, Inc. (b)	72,320	715,968

		5,569,649

Chemicals (1.4%)

Chemtura Corp.	152,611	1,313,980
Huntsman Corp. (b)	49,284	786,080
Schawk, Inc., Class A	71,592	1,185,564

		3,285,624

Commercial Services (0.6%)

DynCorp International, Inc. (b)	148,751	1,340,247

Computer Software & Services (10.2%)

Agile Software Corp. (b)	624,460	3,665,580
Alliance Data Systems Corp. (b)	24,932	1,279,510
Compuware Corp. (b)	393,718	2,752,089
Corel Corp. (b)	213,127	2,237,834
Foundry Networks, Inc. (b)	218,231	2,260,873
Hutchinson Technology, Inc. (b)	58,229	1,051,033
Hyperion Solutions Corp. (b)	59,934	1,867,543
Kanbay International, Inc. (b)	36,921	535,355
Neoware, Inc. (b)	55,097	682,101
Parametric Technology Corp. (b)	83,938	1,297,681
Rackable Systems, Inc. (b)	53,612	1,143,008
TIBCO Software, Inc. (b)	126,997	1,010,896
Vignette Corp. (b)	62,878	816,785
WebMethods, Inc. (b)	388,466	2,890,187
WebSideStory, Inc. (b)	72,234	883,422
Wind River Systems, Inc. (b)	73,286	606,075

		24,979,972

Construction & Building Materials (5.0%)

H&E Equipment Services, Inc. (b)	9,000	238,320
Martin Marietta Materials, Inc.	26,602	2,141,993
NCI Building Systems, Inc. (b)	61,736	2,885,541
RPM International, Inc.	103,003	1,930,276
Standard Pacific Corp.	39,129	873,751
Williams Scotsman International, Inc. (b)	186,333	3,974,482

		12,044,363

Consulting Services (0.9%)

LECG Corp. (b) (c)	117,628	2,166,708

Consumer Goods & Services (0.4%)

R. H. Donnelley Corp.	18,101	945,053

Containers (0.6%)

Owens- Illinois, Inc. (b)	97,923	1,481,575

Correctional Institutions (1.0%)

Geo Group, Inc. (b) (c)	59,345	2,446,201

Cosmetics & Toiletries (0.4%)

Parlux Fragrances, Inc. (b)	95,780	885,007

Defense (0.4%)

Kaman, Class A	52,286	959,448

Distribution (1.0%)

Bell Microproducts, Inc. (b) (c)	200,630	944,967
Directed Electronics, Inc. (b)	59,523	688,681
Watsco, Inc.	17,153	760,221

		2,393,869

Drugs (0.6%)

Amylin Pharmaceuticals (b) (c)	16,320	796,416
CV Therapeutics (b)	54,602	668,875

		1,465,291

Electric Utilities (0.5%)

CMS Energy Corp. (b)	94,039	1,317,486

Electronics (2.5%)

Celestica, Inc. (b) (c)	140,464	1,333,003
EDO Corp.	21,000	471,240
Hubbell, Inc., Class B	62,519	2,938,393
Intergrated Silicon Solution, Inc. (b) (c)	167,588	878,161
Symbol Technologies, Inc.	48,518	536,124

		6,156,921

Energy (0.6%)

Aventine Renewable Energy Holdings, Inc. (b) (c)	24,739	732,275
KFx, Inc. (b)	45,237	702,078

		1,434,353

Engineering (0.8%)

The Shaw Group, Inc. (b) (c)	98,702	2,042,144

Entertainment (1.6%)

Great Wolf Resorts, Inc. (b)	322,868	3,867,959

Financial Services (4.8%)

CompuCredit Corp. (b)	34,313	1,121,006
Cowen Group, Inc. (b)	52,714	810,214
Eaton Vance Corp. (c)	36,430	902,007
KKR Financial Corp.	86,488	2,003,062
Nasdaq Stock Market, Inc. (b)	69,984	1,926,660
Senior Housing Properties Trust	42,833	796,265
South Financial Group, Inc.	58,804	1,588,884
Thomas Weisel Partners Group, Inc. (b)	123,312	1,854,612
United Panam Financial Corp. (b)	32,485	620,139

		11,622,849

Gaming & Leisure (0.8%)

Boyd Gaming Corp.	28,166	944,688
Shuffle Master, Inc. (b)	37,596	1,095,923

		2,040,611

Healthcare (1.6%)

Brookdale Senior Living, Inc.	24,623	1,144,970
Five Star Quality Care (b)	158,318	1,709,834
Hythiam, Inc. (b)	196,131	1,000,268

		3,855,072

Identification Systems (0.3%)

Cogent Inc. (b)	46,388	656,390

Insurance (5.6%)

Aspen Insurance Holdings Ltd.	103,000	2,430,800
Conseco, Inc. (b)	75,785	1,727,898
Endurance Specialty Holdings Ltd.	118,612	3,601,061
Phoenix Cos., Inc. (The)	89,944	1,223,238
PMI Group, Inc. (The)	46,818	1,987,892
U.S.I. Holdings Corp. (b)	74,424	924,346
United Fire & Casualty Co.	55,200	1,648,272

		13,543,507

Internet (1.6%)

Corillian Corp. (b)	318,395	901,058
F5 Networks, Inc. (a) (b)	19,691	912,481
Openwave Systems, Inc. (b)	129,355	852,449
RADWARE Ltd. (b)	99,431	1,194,167

		3,860,155

Leisure Products (0.5%)

Hasbro, Inc.	63,740	1,191,938

Machinery (1.4%)

Applied Industrial Technology, Inc.	50,836	1,185,496
Astec Industries, Inc. (b) (c)	21,861	463,453
Gehl Co. (b)	25,010	690,776
Pentair, Inc.	32,754	940,695

		3,280,420

Manufacturing (1.9%)

Alberto-Culver Co.	35,000	1,705,900
Barnes Group, Inc. (c)	118,293	2,012,164
Pall Corp.	32,637	851,173

		4,569,237

Medical (4.0%)

Acorda Theraputics, Inc. (b)	75,000	240,000
Adolor Corp. (b)	39,976	956,626
Cutera, Inc. (b)	14,852	327,635
Hologic, Inc. (b)	8,000	359,280
Immucor, Inc. (b)	38,742	771,353
Iridex Corp. (b) (c)	82,004	810,200
LHC Group, Inc. (b)	147,737	3,123,159
Momenta Pharmaceuticals, Inc. (b) (c)	27,694	479,937
Neurometrix, Inc. (b) (c)	17,746	582,424
Northstar Neuroscience, Inc. (b) (c)	21,700	288,610
Omnicell, Inc. (b) (c)	10,377	169,145
Sun Healthcare Group, Inc. (b)	27,880	241,720
The Spectranetics Corp. (b) (c)	98,259	1,266,559

		9,616,648

Metals (2.6%)

Century Aluminum Co. (b)	20,418	630,304
Cleveland-Cliffs, Inc.	60,418	2,184,110
Coeur d’Alene Mines Corp. (b)	364,267	1,741,196
Commercial Metals Co.	41,077	932,037
Pan American Silver Corp. (b)	42,360	803,146

		6,290,793

Motion Picture & Video Production (0.5%)

Dreamworks Animation SKG, Inc. (b)	55,031	1,152,349

Oil & Gas (5.6%)

Atwood Oceanics, Inc. (b)	20,000	938,600
Berry Petroleum Co.	10,710	360,284
Carrizo Oil & Gas, Inc. (b)	11,080	328,079
Denbury Resources, Inc. (b)	21,695	752,166
Encore Acquisition Co. (b)	10,000	304,600
Energy Partners Ltd. (b)	15,479	281,253
Energy Transfer Equity	32,660	856,345
EXCO Resources, Inc. (b)	27,420	354,266
Forest Oil Corp. (b)	2,987	100,094
Geomet, Inc. (b)	57,540	632,940
Gulfport Energy Corp. (b)	15,352	187,755
Hanover Compressor Co. (b)	10,700	203,300
Ivanhoe Energy, Inc. (b) (c)	221,014	484,021
Key Energy Group, Inc. (b)	25,278	372,851
Linn Energy LLC	17,060	403,298
Mariner Energy, Inc. (b)	15,743	283,531
McMoRan Exploration Co. (b)	47,000	881,250
Superior Energy Services, Inc. (b)	20,167	690,720
Swift Energy Co. (b)	37,166	1,783,969
Transglobe Energy Corp. (b)	81,007	401,795
W&T Offshore, Inc.	26,470	901,568
Warren Resources, Inc. (b)	122,885	1,758,484
Warrior Energy Service Corp. (b)	8,220	177,881

		13,439,050

Paper & Related Products (1.3%)

Bowater, Inc.	23,275	472,017
Potlatch Corp.	24,350	842,754
Smurfit-Stone Container Corp. (b)	182,214	1,844,005

		3,158,776

Pharmaceuticals (1.3%)

Acadia Pharmaceuticals, Inc. (b)	221,864	1,426,586
Alnylam Pharmaceuticals, Inc. (b) (c)	52,838	674,741
Human Genome Sciences, Inc. (b)	15,220	147,786
Nuvelo, Inc. (b) (c)	21,203	360,451
Tercica, Inc. (b) (c)	94,880	479,144

		3,088,708

Radio (1.1%)

Cumulus Media, Inc. (b)	83,000	788,500
Entercom Communications Corp.	48,123	1,219,918
Westwood One, Inc.	101,495	675,957

		2,684,375

Real Estate Investment Trusts (3.4%)

American Financial Realty Trust	65,725	761,096
Deerfield Triarc Capital Corp.	144,431	1,967,149
Hersha Hospitality Trust	194,603	1,796,186
Hospitality Properties Trust	21,583	940,371
Lexington Corporate Properties Trust	33,682	670,945
Nationwide Health Properties, Inc.	53,966	1,280,074
Trammell Crow Co. (b) (c)	20,858	718,767

		8,134,588

Restaurants (2.7%)

CBRL Group, Inc.	47,785	1,561,136
Lone Star Steakhouse & Saloon, Inc. (c)	148,600	3,475,754
P.F. Chang’s China Bistro, Inc. (b)	46,494	1,405,514

		6,442,404

Retail (4.3%)

Borders Group, Inc.	59,208	1,125,544
Callaway Golf Co.	137,618	1,740,868
Central Garden & Pet Co. (b)	42,115	1,665,227
Lenox Group, Inc. (b)	41,700	290,232
New York & Co., Inc. (b)	138,753	1,406,955
PC Connection (b) (c)	192,165	1,151,068
PetSmart, Inc.	49,225	1,159,741
Talbots, Inc.	39,424	813,317
Urban Outfitters, Inc. (b)	71,606	1,044,732

		10,397,684

Semiconductors (5.9%)

Avnet, Inc. (b)	120,642	2,195,684
Bookham, Inc. (b)	102,704	306,058
Cypress Semiconductor Corp. (b)	59,437	902,848
DSP Group, Inc. (b)	87,991	2,108,264
Emulex Corp. (b)	108,960	1,622,414
Fairchild Semiconductor International,	75,180	1,229,945
Inc. (b)
Genesis Microchip, Inc. (b)	59,528	803,628
Photronics, Inc. (b)	96,954	1,354,447
Silicon Laboratories, Inc. (b)	47,256	1,744,692
Skyworks Solutions, Inc. (b)	510,616	2,241,604

		14,509,584

Telecommunications (3.7%)

Andrew Corp. (b)	280,219	2,367,851
C&D Technologies, Inc. (c)	460,649	3,270,608
Cincinnati Bell, Inc. (b)	624,199	2,503,038
Plantronics, Inc.	52,643	819,125

		8,960,622

Tobacco (0.7%)

Loews Corp.-Carolina Group	30,862	1,770,862

Transportation (2.2%)

DryShips Inc.	13,890	152,373
Greenbrier Cos., Inc. (The)	95,407	2,650,407
Omega Navigation Enterprises, Inc.,	87,818	1,327,808
Class A (b)
RailAmerica, Inc. (b)	93,070	934,423
StealthGas, Inc.	29,865	370,326

		5,435,337

Wireless Equipment (1.0%)

Powerwave Technologies, Inc. (b)	315,171	2,502,458

Total Common Stock		239,768,751

Cash Equivalents (2.9%)

Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $6,945,328)	$6,944,350	6,944,350
Total Cash Equivalents		6,944,350

Short-Term Securities Held as Collateral for Securities on Loan (3.5%)

Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	8,611,864	8,611,864

Total Short-Term Securities Held as Collateral for Securities on Loan		8,611,864

Total Investments (Cost $266,230,183) (a) - 105.4%		255,324,965
Liabilities in excess of other assets - (5.4)%		(13,206,545)

NET ASSETS - 100.0%		$242,118,420

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.
(c)	All or part of the security was on loan as of July 31, 2006

Gartmore Bond Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Principal Amount	Value
Asset-Backed Securities (9.3%)

American Home Mortgage Investment Trust, 4.82%, 10/25/34	$1,000,000	$954,428
Ameriquest Mortgage Securities, Inc., 7.14%, 02/25/33	252,549	251,622
Chase Funding Mortgage Loan, 6.24%, 01/25/13	1,246,732	1,249,847
Embarcadero Aircraft Securitization Trust, 5.85%, 08/15/25 (b)	833,181	774,858
Enterprise Mortgage Acceptance Co., 6.63%, 01/15/25	952,369	829,268
Opteum Mortgage Acceptance Corp., 5.68%, 12/25/35	1,000,000	979,414
Master Alternative Loans Trust, 5.50%, 12/25/35	1,000,000	959,525
Residential Asset Mortgage Products, Inc., 2002-RSI-AI5, 5.91%, 01/25/32	1,102,019	1,097,753
Residential Funding Securities Corp. 2003-RM2-AI3, 4.50%, 05/25/33	1,000,000	955,522
Salomon Smith Barney Recreational Vehicle Trust, 6.30%, 04/15/16	1,000,000	1,001,727
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34	1,000,000	953,980

Total Asset-Backed Securities		10,007,944

Commercial Mortgage-Backed Securities (8.5%)
Banks (0.9%)

ABN Amro Mortgage Corp., Class A23, 5.50%, 06/25/33	1,000,000	959,899

Commercial Services (7.6%)

Commercial Mortgage, Series 2001-J1A, Class B, 6.61%, 02/16/34 (b)	1,000,000	1,040,333
Heller Financial Commercial Mortgage Asset, 6.85%, 05/15/31	2,000,000	2,053,163
JP Morgan Chase Commercial Mortgage Securities, 6.26%, 03/15/33	2,000,000	2,050,968
Merrill Lynch Mortgage Investors, Inc., 7.56%, 11/15/31	1,890,304	1,973,107
Nomura Asset Securities Corp., 6.69%, 03/15/30	1,000,000	1,051,860

		8,169,431

Total Commercial Mortgage-Backed Securities		9,129,330

Corporate Bonds (45.2%)
Air Freight & Couriers (1.0%)

Federal Express Corp., 7.63%, 01/01/15	1,000,000	1,038,150

Airlines (3.8%)

America West Airlines, Series A, 6.85%, 07/02/09	231,761	230,602
Continental Airlines, Inc., Class A-2, Series 98-3, 6.32%, 11/01/08	1,000,000	1,001,441
Northwest Airlines, Inc., 6.84%, 04/01/11	1,000,000	995,000
United Airlines, Inc., 6.60%, 09/01/13	792,151	793,270
United Airlines, 6.93%, 09/01/11	1,000,000	1,049,999

		4,070,312

Cars & Light Trucks (1.9%)

DaimlerChrysler, Inc., 7.30%, 01/15/12	1,000,000	1,051,328
Nissan Motor Acceptance, 4.63%, 03/08/10 (b)	1,000,000	962,536

		2,013,864

Banks (0.9%)

Rabobank Cap III, 5.25%, 12/29/49	1,000,000	933,553

Chemicals (0.9%)

Chemtura Corp., 6.88%, 06/01/16	1,000,000	965,000

Computers (1.5%)

Cisco Systems, Inc., 5.50%, 02/22/16	1,000,000	972,488
Digital Equipment Corp., 7.75%, 04/01/23	625,000	665,498

		1,637,986

Construction & Building Materials (0.5%)

Caterpillar, Inc., 9.38%, 08/15/11	500,000	583,221

Financial Miscellaneous (8.8%)

Block Financial Corp., 8.50%, 04/15/07	1,000,000	1,017,434
Countrywide Home Loans, 5.50%, 08/25/35	1,000,000	973,124
Deluxe Corp., 3.50%, 10/01/07 (c)	1,000,000	961,355
Ford Motor Credit Co., 7.38%, 02/01/11	500,000	459,896
General Motors Acceptance Corp., 6.75%, 12/01/14 (c)	500,000	470,659
International Lease Finance Corp., 5.75%, 10/15/06	1,000,000	999,945
John Deere Capital Corp., 4.50%, 08/25/08	1,000,000	980,677
OMX Timber Fin Inv LLC, Class A1, 5.42%, 01/29/20	1,000,000	943,410
Regions Financial Corp., 7.00%, 03/01/11	1,600,000	1,691,409
SLM Corp., 5.71%, 12/15/08,	1,000,000	1,000,829

		9,498,738

Food & Related (1.5%)

Whitman Corp., 7.29%, 09/15/26	1,500,000	1,680,777

Hotels & Casinos (0.9%)

MGM Mirage, Inc., 6.75%, 08/01/07	1,000,000	1,003,750

Insurance (3.0%)

AMBAC, Inc., 9.38%, 08/01/11	1,000,000	1,157,776
Ohio Casualty Corp., 7.30%, 06/15/14	1,000,000	1,034,959
Oil Insurance Ltd., 7.56%, 12/29/49 (b)	1,000,000	1,005,570

		3,198,305

Machinery & Capital Goods (1.1%)

Clark Equipment Co., 8.00%, 05/01/23	1,000,000	1,197,443

Medical Equipment & Supplies (1.9%)

Bard (C.R.) Inc., 6.70%, 12/01/26	1,000,000	1,050,351
Baxter Finco BV, 4.75%, 10/15/10	1,000,000	964,551

		2,014,902

Motor Vehicle Parts & Accessories (1.7%)

Eaton Corp., 8.88%, 06/15/19	1,500,000	1,862,630

Office Furniture (1.0%)

Herman Miller, Inc., 7.13%, 03/15/11	1,000,000	1,033,316

Oil & Gas (4.1%)

Energy Transfer Partners, 5.65%, 08/01/12	1,000,000	975,236
Kinder Morgan, Inc., 6.50%, 09/01/12	1,500,000	1,435,332
Pemex, 5.75%, 12/15/15 (c)	1,000,000	952,683
Premcor Refining Group, 9.25%, 02/01/10	1,000,000	1,062,905

		4,426,156

Paper & Allied Products (0.9%)

Stora Enso Oyj, 7.25%, 04/15/36 (b)	1,000,000	999,845

Pharmaceuticals (0.9%)

Allergan, Inc., 5.75%, 04/01/16	1,000,000	986,108

Security Brokers & Dealers (0.9%)

Nuveen Investments, 5.50%, 09/15/15	1,000,000	945,739

Telecommunications (3.5%)

Embarq Corp., 6.74%, 06/01/13	1,000,000	1,009,603
TCI Communications, Inc., 9.80%, 02/01/12,	1,000,000	1,159,671
US West Communications, Inc., 6.88%, 09/15/33	1,750,000	1,553,125

		3,722,399

Utilities (4.5%)

Baltimore Gas & Electric, 7.50%, 01/15/07	1,200,000	1,209,806
Interstate P&L Co., 7.25%, 10/01/06	1,000,000	1,002,633
MidAmerican Energy Holdings, 6.13%, 04/01/36	1,000,000	962,275
Pacific Gas & Electric, 6.05%, 03/01/34	750,000	723,674
Southwestern Electric Power Co., 7.00%, 09/01/07	1,000,000	1,013,476

		4,911,864

Total Corporate Bonds		48,724,058

Principal Only Bond (1.1%)
U.S. Treasury Strips (1.1%)

8.75%, 08/15/20	2,500,000	1,211,055

Total Principal Only Bond		1,211,055

Taxable Municipal Bonds (1.4%)
Iowa (0.9%)

Tobacco Settlement Authority, 6.50%, 06/01/23	985,000	964,729

Louisiana (0.5%)

Tobacco Settlement Financing Corp., 6.36%, 5/15/25	501,864	500,077

Total Taxable Municipal Bonds		1,464,806

U.S. Government Sponsored & Agency Obligations (25.6%)
Federal Home Loan Mortgage Corporation (3.1%)

3.50%, 07/01/18, Gold Pool E01443	3,708,952	3,373,694

Federal National Mortgage Association (7.8%)

7.31%, 09/01/07, Pool #323286	259,170	259,769
7.30%, 05/25/10, Series 00-T5	3,000,000	3,206,405
6.62%, 06/01/16, Pool #383661	1,880,103	2,004,067
5.00%, 04/01/19, Pool #386905	969,678	922,416
6.85%, 05/17/20, Series 97-M6	62,472	62,429
5.50%, 05/25/23, Series 03-33	2,000,000	1,943,175

		8,398,261

Sovereign Agency (0.4%)

AID-Israel, 0.00%, 5/15/24	1,000,000	380,257

U.S. Treasury Bonds (6.0%)

5.50%, 08/15/28	5,500,000	5,743,205
5.38%, 02/15/31 (c)	685,000	708,279

		6,451,484

U.S. Treasury Notes (8.3%)

4.13%, 08/15/08 (c)	1,000,000	985,156
4.88%, 05/31/11 (c)	1,000,000	998,047
5.13%, 06/30/11 (c)	5,000,000	5,044,920
4.50%, 02/15/16 (c)	2,000,000	1,926,406

		8,954,529

Total U.S. Government Sponsored & Agency Obligations		27,558,225

Yankee Bond (0.9%)
Consumer Products (0.9%)

Tupperware Finance Co. BV, 7.25%, 10/01/06	1,000,000	1,000,008

Total Yankee Bond		1,000,008

Commercial Paper (7.3%)

Calyon North America, 5.28%, 08/03/06	1,922,000	1,921,154

Countrywide Financial Corp, 5.33%, 08/01/06	3,000,000	2,999,556

Greyhawk Funding LLC PP, 5.31%, 08/01/06	3,000,000	3,000,000

Total Commercial Paper		7,920,710

Short-Term Securities Held as Collateral for Securities on Loan (8.3%)

Pool of short-term securities for Gartmore Mutual Funds – note to Statement of Investments (Securities Lending)	8,915,969	8,915,969

Total Short-Term Securities Held as Collateral for Securities on Loan		8,915,969

Total (Cost $115,704,083) (a) - 107.6%		$115,932,105
Liabilities in excess of other assets - (7.6)%		(8,151,224)

NET ASSETS - 100.0%		107,780,881

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	All or part of the security was on loan as of July 31, 2006.

Gartmore Government Bond Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored & Agency Obligations (96.2%)
Federal Farm Credit Bank (1.6%)

4.70%, 08/10/15	$2,480,000	$2,362,205

Federal Home Loan Bank (11.7%)

4.00%, 01/23/07 (b)	15,000,000	14,895,300
6.02%, 01/09/08, Series AA-08	1,000,000	1,009,422
5.99%, 04/15/13, Series BD-13	1,500,000	1,556,252

		17,460,974

Federal Home Loan Mortgage Corporation (34.7%)

5.50%, 04/01/07, Gold Pool #M90718	236,837	235,973
7.25%, 06/15/07, REMIC, Series 1313-G	7	7
7.00%, 03/15/10, 7.00%, 03/15/10 (b)	25,000,000	26,426,374
5.00%, 10/15/16, Series 2562, Class PE	6,087,000	5,955,434
5.50%, 11/15/20, REMIC, Series 2541-VL	1,500,000	1,463,786
5.50%, 01/15/22, REMIC, Series 2666-OC	1,500,000	1,485,156
5.50%, 12/15/22, Series 2533-PG	2,500,000	2,392,962
5.00%, 02/15/23, Series 2960, Class BL	3,916,728	3,696,855
6.50%, 03/15/24, REMIC, Series 1684-I	2,000,000	2,043,485
5.50%, 05/15/25, Series 2970, Class DY	5,000,000	4,816,850
5.00%, 10/15/28, Series 2644, Class AY	3,080,000	3,000,306
6.50%, 03/15/31, REMIC, Series 2296-H	221,684	225,610

		51,742,798

Federal National Mortgage Association (38.2%)

6.10%, 07/01/08, Pool #380488	885,705	888,546
6.00%, 11/25/08, REMIC, Series 94-48-E	106,642	106,322
4.50%, 04/01/10, Pool #M80812	1,240,378	1,207,264
6.30%, 05/01/13, Pool #380311	1,780,580	1,790,162
6.30%, 04/01/14, Pool #381570	1,002,163	1,030,325
7.90%, 08/01/15, Pool #381190	1,558,597	1,757,198
7.11%, 10/01/15, Pool #383142	2,505,223	2,618,026
8.20%, 03/10/16	5,000,000	6,043,245
5.50%, 04/25/16, REMIC, Series 02-55-QD	3,000,000	2,991,931
6.68%, 05/01/16, Pool #383452	1,786,805	1,845,738
6.59%, 02/01/17	2,515,961	2,685,378
4.50%, 12/18/17	3,748,000	3,397,734
5.26%, 12/29/17	10,000,000	9,552,499
9.25%, 10/25/18, REMIC, Series 88-25-B	17,156	18,456
8.50%, 01/25/20, REMIC, Series 90-7-B	48,017	51,309
6.85%, 05/17/20, Series 97-M6-C	96,519	96,453
7.50%, 02/25/23, REMIC, Series 93-16-Z	202,822	212,097
6.00%, 12/25/23, REMIC, Series 93-226-PK	1,000,000	999,968
5.50%, 09/25/24, Series 2004-68-DY	2,391,304	2,326,983
6.00%, 10/25/32, Series 2004-45-ZL	2,168,983	2,095,227
3.50%, 11/25/32, REMIC, Series 03-66-AP	3,819,355	3,466,083
6.27%, 02/25/35, REMIC, Series 98-M4-D	2,500,000	2,549,246
4.92%, 04/01/35, Pool #773298	9,408,955	9,134,732

		56,864,922

Sovereign Agency (1.4%)

AID - Israel, 6.80%, 02/15/12, Series 3-D	2,000,000	2,108,156

U.S. Treasury Bonds (8.6%)

8.13%, 08/15/19 (b)	10,000,000	12,815,620

Total U.S. Government Sponsored & Agency Obligations		143,354,675

Cash Equivalents (3.1%)

Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $4,610,828)	4,610,179	4,610,179

Total Cash Equivalents		4,610,179

Short-Term Securities Held as Collateral for Securities on Loan (6.4%)

Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	9,607,656	9,607,656

Total Short-Term Securities Held as Collateral for Securities on Loan		9,607,656

Total Investments (Cost $149,320,993) (a) -105.7%		157,572,510
Liabilities in excess of other assets -(5.7)%		(8,531,057)

NET ASSETS -100.0%		$149,041,453

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	All or part of the security was on loan as of July 31, 2006.

REMIC	Real Estate Mortgage Investment Conduit

Gartmore Enhanced Income Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Principal Amount	Value
Asset-Backed Securities (54.2%)
Agency Wrapped (0.4%)
Federal Home Loan Mortgage Corporation

Series T-50, Class A7, 3.55%, 10/27/31	$2,000,000	$1,886,922

Auto Loans (23.6%)

Americredit Automobile Receivables Trust, 2.18%, 07/07/08	930,806	928,495
Americredit Automobile Receivables Trust, 3.10%, 11/06/09	2,745,766	2,713,364
Americredit Automobile Receivables Trust, 2.72%, 01/06/10	3,006,929	2,965,642
Americredit Automobile Receivables Trust, Series 2005-CF, Class A3, 4.47%, 05/06/10	8,000,000	7,915,540
BMW Vehicle Owner Trust, 2.67%, 03/25/08	1,142,373	1,134,668
BMW Vehicle Owner Trust, 4.04%, 02/25/09	4,500,000	4,457,597
Capital Auto Receivables Asset Trust, Series 2004-2, Class A1A, 3.12%, 03/15/07	490,171	489,675
Capital Auto Receivables Asset Trust, Series 2003-3, Class A4A, 3.40%, 08/15/08	7,400,000	7,271,101
Capital Auto Receivables Asset Trust, Series 2003-2, Class A4A, 1.96%, 01/15/09	2,308,076	2,298,722
Capital One Auto Finance Trust, 2.96%, 04/15/09	3,654,421	3,631,606
Capital One Auto Finance Trust, 3.44%, 06/15/09	2,319,448	2,301,076
DaimlerChrysler Auto Trust, Series 2004-A, Class A4, 2.58%, 04/08/09	8,400,000	8,218,918
Ford Credit Auto Owner Trust, 3.48%, 11/15/08	4,089,439	4,049,605
Honda Auto Receivables Owner Trust, Series 2004-3, Class A3, 2.91%, 10/20/08	3,981,667	3,923,354
Honda Auto Receivables Owner Trust, Series 2003-3, Class A4, 2.77%, 11/21/08	2,517,566	2,472,649
Household Automotive Trust, 4.80%, 10/18/10	7,000,000	6,941,822
Nissan Auto Receivables Owner Trust, Series 2005-B, Class A2, 3.75%, 09/17/07	965,019	963,292
Nissan Auto Receivables Owner Trust, Series 2004-B, Class A3, 3.35%, 05/15/08	4,120,499	4,080,775
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2, 5.18%, 08/15/08	5,000,000	4,989,095
Onyx Acceptance Auto Trust, 2.94%, 12/15/10	5,000,000	4,920,332
USAA Auto Owner Trust, Series 2005-3 Class A2, 4.52%, 06/16/08	7,375,610	7,346,937
USAA Auto Owner Trust, Series 2004-3, Class A3, 3.16%, 02/17/09	5,731,767	5,668,062
USAA Auto Owner Trust, Series 2006-2, Class A2, 5.31%, 03/16/09	8,000,000	7,990,253
WFS Financial Owner Trust, 2.19%, 06/20/08	214,110	213,723
WFS Financial Owner Trust, 2.74%, 09/20/10	2,797,118	2,769,974
WFS Financial Owner Trust, 2.41%, 12/20/10	3,613,352	3,564,652
WFS Financial Owner Trust, 4.39%, 11/19/12	4,963,000	4,891,321
World Omni Auto Receivables Trust, 4.30%, 03/20/08	2,801,473	2,793,161
World Omni Auto Receivables Trust, 3.29%, 11/12/08	4,268,776	4,233,249

		116,138,660

Credit Cards (13.8%)

Capital One Master Trust, 5.30%, 06/15/09	3,000,000	2,999,542
Capital One Master Trust, 4.60%, 08/17/09	6,581,000	6,569,746
Chase Credit Card Master Trust, Series 2001-6, Class A, 5.50%, 03/16/09	4,000,000	4,001,717
Chase Issuance Trust, Series 2004-A9, Class A9, 3.22%, 06/15/10	6,825,000	6,650,699
Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1, 2.55%, 01/20/09	8,000,000	7,894,421
Citibank Credit Card Issuance Trust, Series 2002-A1, Class A1, 4.95%, 02/09/09	8,890,000	8,865,272
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4, 3.20%, 08/24/09	8,000,000	7,809,200
Discover Card Master Trust I, Series 2002-2, Class A, 5.15%, 10/15/09	9,000,000	8,981,419
MBNA Credit Card Master Note Trust, 4.95%, 06/15/09	6,700,000	6,689,909
MBNA Credit Card Master Note Trust, 2.70%, 09/15/09	8,000,000	7,850,823

		68,312,748

Equipment (4.5%)

Caterpillar Financial Asset Trust, Series 2005-A, Class A2, 3.66%, 12/26/07	3,890,877	3,879,710
Caterpillar Financial Asset Trust, Series 2004-A, Class A3, 3.13%, 01/26/09	2,895,830	2,855,130
CIT Equipment Collateral, Series 2005-VT1, Class A2, 3.76%, 05/21/07	2,392,879	2,388,376
CIT Equipment Collateral, Series 2005-EF1, Class A2, 4.30%, 12/20/07	2,656,771	2,649,025
CIT Equipment Collateral, Series 2006-VT1, Class A2, 5.13%, 03/20/08	5,000,000	4,984,754
John Deere Owner Trust, 3.98%, 06/15/09	3,995,000	3,940,842
MBNA Practice Solutions Owner Trust, 2005-2, Class A1, 3.93%, 01/15/08	1,612,463	1,606,057

		22,303,894

Mortgage Backed (9.6%)

Centex Home Equity, 4.20%, 06/25/35	1,072,390	1,066,988
Centex Home Equity, 5.04%, 10/25/35	3,390,625	3,365,773
Chase Funding Mortgage Loan, 2.98%, 04/25/26	1,888,842	1,867,870
Chase Funding Mortgage Loan, 3.34%, 05/25/26	4,114,049	4,030,942
Chase Funding Mortgage Loan, 4.21%, 09/25/26	4,577,027	4,543,580
Chase Funding Mortgage Loan, 3.30%, 11/25/29	3,939,926	3,870,877
Countrywide Asset-Backed Certificates, 4.28%, 03/25/35	562,846	560,595
Countrywide Asset-Backed Certificates, 4.32%, 11/25/35	1,172,727	1,166,756
Countrywide Asset-Backed Certificates, 4.37%, 11/25/35	8,000,000	7,887,737
Popular ABS Mortgage Pass-Through Trust, 5.53%, 09/25/35	2,849,527	2,850,343
Popular ABS Mortgage Pass-Through Trust, 5.52%, 11/25/35	3,483,829	3,484,590
Popular ABS Mortgage Pass-Through Trust, 5.36%, 01/25/36	5,148,013	5,114,135
Residential Asset Mortgage Products, Inc., 3.35%, 08/25/29	710,770	707,194
Residential Asset Mortgage Products, Inc., 5.00%, 03/25/31	2,749,653	2,735,210
Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	1,505,981	1,436,645
Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI3, 2.68%, 01/25/19	2,592,995	2,546,501

		47,235,736

Rate Reduction Bonds (2.3%)

Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A4, 6.91%, 09/15/09	5,392,114	5,433,950
PG&E Energy Recovery Funding LLC, 3.32%, 09/25/08	410,501	409,291
Public Service New Hampshire Funding LLC, Series 2001-1 Class A2, 5.73%, 11/01/10	5,441,110	5,462,535

		11,305,776

Total Asset-Backed Securities		267,183,736

Commercial Mortgage-Backed Securities (20.6%)

Asset Securitization Corp., 7.40%, 10/13/26	2,395,516	2,424,734
Banc of America Commercial Mortgage, Inc., Series 2004-3, Class A1, 2.975%, 06/10/39	1,463,286	1,456,276
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A1, 4.36%, 11/10/42	3,664,675	3,628,800
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A1, 4.04%, 07/10/43	6,131,820	6,059,690
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2, Class A1, 6.08%, 02/15/35	1,125,202	1,136,466
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T16, Class A1, 2.62%, 08/13/46	131,038	130,779
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A1, 3.79%, 10/15/41	6,925,955	6,750,310
Commercial Mortgage Asset Trust, 6.59%, 01/17/32	2,885,372	2,891,542
CS First Boston Mortgage Securities Corp., 2.61%, 08/15/36	1,585,163	1,542,770
CS First Boston Mortgage Securities Corp., 2.08%, 05/15/38	5,192,395	5,014,882
GE Capital Commercial Mortgage Corp., Series 2003-C1, Class A1, 3.09%, 01/10/38	6,879,349	6,678,286
GMAC Commercial Mortgage Securities, Inc., 3.11%, 12/10/41	1,005,775	1,001,102
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A1, 3.11%, 08/10/38	950,129	946,209
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A1, 2.80%, 06/12/41	5,960,013	5,771,963
LB-UBS Commercial Mortgage Trust, Series 2000-C5, Class A1, 6.41%, 12/15/19	6,856,734	6,910,956
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A2, 5.53%, 12/15/25	6,330,989	6,325,627
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A2, 5.97%, 03/15/26	6,796,485	6,810,809
LB-UBS Commercial Mortgage Trust, Series 2002-C2, Class A2, 4.90%, 06/15/26	8,000,000	7,943,185
LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A1, 3.17%, 12/15/26	809,535	793,802
LB-UBS Commercial Mortgage Trust, 3.90%, 12/15/26	4,035,000	3,954,541
LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class A1, 2.72%, 03/15/27	4,478,642	4,343,241
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A3, 6.46%, 02/15/33	1,633,634	1,644,291
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A2, 5.90%, 10/15/35	3,600,526	3,597,979
Morgan Stanley Dean Witter Capital I, Series 2004-HQ4, Class A1, 2.73%, 04/14/40	231,846	231,846
Morgan Stanley Dean Witter Capital I, Series 2003-T11, Class A1, 3.26%, 06/13/41	1,988,615	1,927,961
Morgan Stanley Dean Witter Capital I, Series 2005-T17, Class A1, 3.39%, 12/13/41	743,757	739,302
Nomura Asset Securities Corp., 6.28%, 03/15/30	299,745	299,768
Nomura Asset Securities Corp., 6.59%, 03/15/30 (b)	7,000,000	7,110,217
Wachovia Bank Commercial Mortgage Trust, 3.00%, 11/15/34	3,769,688	3,717,483

Total Commercial Mortgage-Backed Securities		101,784,817

Corporate Bonds (14.9%)
Financial Services (14.9%)

AIG SunAmerica Global Finance XII, 5.30%, 05/30/07	8,000,000	7,979,640
Bank of America Corp., 5.25%, 02/01/07	7,000,000	6,989,115
Bear Stearns Co., Inc., 5.70%, 01/15/07	4,000,000	4,001,468
Caterpillar Financial Service Corp., 2.63%, 01/30/07 (b)	5,000,000	4,931,860
General Electric Capital Corp., 7.88%, 12/01/06	4,000,000	4,031,464
Goldman Sachs Group, Inc., 4.13%, 01/15/08	8,000,000	7,855,408
JP Morgan Chase & Co., 5.63%, 08/15/06 (b)	5,000,000	5,000,070
MBNA Corp., 5.63%, 11/30/07	8,100,000	8,102,859
Merrill Lynch & Co., 3.00%, 04/30/07	5,000,000	4,909,055
Morgan Stanley, 5.80%, 04/01/07 (b)	8,675,000	8,685,896
US Bank NA, 2.85%, 11/15/06	6,000,000	5,954,736
Wachovia Corp., 4.95%, 11/01/06	5,000,000	4,990,565

Total Corporate Bonds		73,432,136

Collateralized Mortgage Obligations (5.4%)
Federal Home Loan Mortgage Corporation (3.8%)

Series 2791, Class KA, 4.00%, 11/15/15	6,728	6,713
Series 2611, Class KC, 3.50%, 01/15/17	1,546,475	1,478,846
Series 2691, Class MA, 4.00%, 01/15/18	795,527	791,325
Series 2664, Class GA, 4.50%, 01/15/18	1,666,147	1,625,050
Series 2700, Class PA, 4.50%, 04/15/18	825,965	822,272
Series 2613, Class PA, 3.25%, 05/15/18	1,659,019	1,531,195
Series 2630, Class JA, 3.00%, 06/15/18	1,657,534	1,570,867
Series 2928, Class NA, 5.00%, 11/15/19	5,073,007	5,041,134
Series 2682, Class XK, 3.00%, 01/15/21	3,701,887	3,633,192
Series 2726, Class AC, 3.75%, 09/15/22	2,015,114	1,985,708

		18,486,302

Federal National Mortgage Association (1.6%)

Series 2004-34, Class PL, 3.50%, 05/25/14	3,321,265	3,234,762
Series 2003-61, Class HK, 3.00%, 12/25/17	1,507,322	1,498,920
Series 2003-57, Class NB, 3.00%, 06/25/18	1,450,903	1,348,108
Series 2003-75, Class NB, 3.25%, 08/25/18	1,133,856	1,077,785
Series 2003-14, Class AN, 3.50%, 03/25/33	1,015,443	932,235

		8,091,810

Total Collateralized Mortgage Obligations		26,578,112

Cash Equivalents (4.1%)

Investments in repurchase agreements	20,227,033	20,227,033

(Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $20,229,881)
Total Cash Equivalents		20,227,033

U.S. Government Agencies - Mortgages (0.7%)
Federal Home Loan Mortgage Corporation (0.1%)

Pool #E00678, 6.50%, 06/01/14	200,688	203,254
Pool #E00991, 6.00%, 07/01/16	245,300	247,194

		450,448

Federal National Mortgage Association (0.6%)

Pool #190255, 6.50%, 02/01/09	112,255	112,579
Pool #254256, 5.50%, 04/01/09	76,232	75,338
Pool #253845, 6.00%, 06/01/16	309,887	312,945
Pool #254089, 6.00%, 12/01/16	465,146	469,735
Pool #545415, 6.00%, 01/01/17	413,071	417,146
Pool #625178, 5.50%, 02/01/17	899,035	892,364
Pool #254195, 5.50%, 02/01/17	964,335	957,179

		3,237,286

Total U.S. Government Agencies – Mortgages		3,687,734

Short-Term Securities Held as Collateral for Securities on Loan (0.4%)

Pool of short-term securities for Gartmore Mutual Funds – notes to Statements of Investments (Securities on Loan)	1,968,560	1,968,560

Total Short-Term Securities Held as Collateral for Securities on Loan		1,968,560

Total Investments (Cost $495,675,995) (a) - 100.3%		494,862,128
Liabilities in excess of other assets - (0.3)%		(1,445,120)

NET ASSETS - 100.0%		$493,417,008

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	All or part of the security was on loan as of July 31, 2006.

At July 31, 2006, the Fund’s open short futures contracts were as follows:

Number of Contracts	Short Contract*	Expiration	Market Value Covered by Contracts	Unrealized Appreciation (Depreciation) at 07/31/06
100	U.S. Treasury 2 Year Note	09/29/06	20,350,000	(21,875)

*	Cash pledged as collateral.

Gartmore Short Duration Bond Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Asset Backed Securities (19.4%)
Automobiles (4.4%)

Americredit Automobile Receivables Trust, 4.63%, 06/06/12, Series 2005-CF, Class A4	1,500,000	$1,471,963
Volkswagen Auto Loan Enhanced Trust, 2.94%, 03/22/10, Series 2003-2	3,000,000	2,943,454

		4,415,417

Credit Cards (3.0%)

Capital One Master Trust, 5.30%, 06/15/09, Series 2001-5	2,999,000	2,998,542

Home Equity Loans (12.0%)

Centex Home Equity 4.12%, 01/25/32, Series 2004-B, Class AF4	4,000,000	3,899,994
Citifinancial Mortgage Securities, Inc., 4.43%, 10/25/33, Series 2003-4, Class AF4	3,000,000	2,934,371
Equity One, Inc., 4.265%, 07/25/34, Series 2004-3, Class AF3	2,530,652	2,515,834
Residential Asset Mortgage Products, Inc., 4.47%, 03/25/32, Class 2003-KS10	3,000,000	2,923,620

		12,273,819

Total Asset Backed Securities		19,687,778

Commercial Mortgage-Backed Securities (15.9%)

Bear Stearns Commercial Mortgage Securities, Inc., 5.06%, 11/15/16, Series 2001-TOP4	2,110,915	2,092,696
Bear Stearns Commercial Mortgage Securities, Inc., 6.08%, 02/15/35, Series 2001-TOP2	1,312,735	1,325,877
CS First Boston Mortgage Securities Corp., 7.33%, 04/15/62, Series 2000-C1, Class A1	2,046,823	2,071,919
Morgan Stanley Dean Witter Capital I, 6.54%, 07/15/30, Series 1998-WFS, Class A2	2,408,812	2,440,981
Morgan Stanley Dean Witter Capital I, 6.46%, 02/15/33, Series 2001-TOP1	1,306,907	1,315,433
Morgan Stanley Dean Witter Capital I, 6.01%, 07/15/33, Series 2001-TOP3	2,180,555	2,198,092
Nomura Asset Securities Corp., 6.59%, 03/15/30, Series 1998-D6	2,875,000	2,920,268
Salomon Brothers Mortgage Securities, 6.34%, 12/18/33, Series 2000-C3, Class A1	1,753,448	1,762,016

Total Commercial Mortgage-Backed Securities		16,127,282

Corporate Bonds (10.6%)
Banks (6.2%)

Norwest Financial, Inc., 6.88%, 08/08/06	3,353,000	3,353,000
Wachovia Corp., 4.95%, 11/01/06	3,000,000	2,992,500

		6,345,500

Financial Services (4.4%)

Household Finance Co., 5.88%, 02/01/09	1,500,000	1,515,000
Province of Ontario, 3.38%, 01/15/08	3,000,000	2,913,750

		4,428,750

Total Corporate Bonds		10,774,250

U.S. Government Sponsored & Agency Obligations (1.9%)
Federal Home Loan Mortgage Corporation (1.9%)

3.61%, 09/27/12, Series T-50, Class A6	1,970,013	1,909,728

Total U.S. Government Sponsored & Agency Obligations		1,909,728

U.S. Government Sponsored Mortgage-Backed Obligations (21.3%)
Federal Home Loan Mortgage Corporation (6.5%)

4.50%, 07/15/14, Series 2870, Class BC	3,000,000	2,942,281
4.00%, 05/15/16, Series 2676, Class CV	1,768,451	1,705,955
4.00%, 08/15/29, Series 2626, Class UN	1,968,905	1,915,134

		6,563,370

Federal National Mortgage Association (10.9%)

4.50%, 08/25/10, Series 2004-79, Class VE	1,822,815	1,788,418
4.00%, 10/25/13, Series 2004-9, Class YJ	5,000,000	4,885,200
4.00%, 10/25/16, Series 2004-80, Class LG	4,567,889	4,430,586

		11,104,204

Government National Mortgage Association (3.9%)

4.00%, 01/20/34, Series 2004-76, Class QA	2,051,672	1,920,911
3.47%, 04/20/34, Series 2004-22, Class BK	2,073,095	1,980,946

		3,901,857

Total U.S. Government Sponsored Mortgage-Backed Obligations		21,569,431

U.S. Treasury Notes (24.5%)

4.13%, 08/15/08	9,000,000	8,865,000
4.38%, 11/15/08	12,000,000	11,850,001
4.88%, 05/15/09	4,000,000	3,995,000

Total U.S. Treasury Notes		24,710,001

Cash Equivalents (6.1%)

Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $6,181,938)	6,181,068	6,181,068

Total Cash Equivalents		6,181,068

Total Investments (Cost $103,203,488) (a) - 99.7%		100,959,538
Other assets in excess of liabilities - 0.3%		343,054

NET ASSETS - 100.0%		$101,302,592

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

Gartmore Tax Free Income Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Principal Amount	Value
Municipal Bonds (99.5%)
Alabama (5.7%)

Alabama 21st Century Authority Tobacco Settlement Revenue Bonds, 5.75%, 12/01/15	$1,500,000	$1,610,340
Alabama 21st Century Authority Tobacco Settlement Revenue Bonds, 5.50%, 12/01/21	4,000,000	4,069,480
Auburn University Alabama General Fee Revenue Bonds, 5.50%, 06/01/18	1,685,000	1,787,448
Birmingham, Alabama Water & Sewer Revenue Warrants, Series 1998-A, 4.75%, 01/01/29	1,750,000	1,740,375

		9,207,643

Arizona (1.2%)

Mesa, Arizona Industrial Development Authority Revenue Bonds, (Discovery Health Systems), Series A, 5.63%, 01/01/29	1,800,000	1,918,746

Colorado (2.2%)

Denver, Colorado City & County Airport Revenue Bonds, Series B, 5.50%, 11/15/25	3,500,000	3,550,155

District of Columbia (1.6%)

District of Columbia General Obligation Unlimited Bonds, Series A, 5.50%, 06/01/29	1,775,000	1,848,076
District of Columbia Prerefunded General Obligation Unlimited, Series A, 5.50%, 06/01/29	725,000	764,426

		2,612,502

Florida (2.8%)

Florida State Board of Education Capital Outlay (Public Education), Series D, 5.75%, 06/01/22	1,050,000	1,122,807
Tampa Bay Water Florida Utility System Revenue Bonds, 5.50%, 10/01/18	3,000,000	3,365,220

		4,488,027

Georgia (4.2%)

Atlanta, Georgia Airport General Obligation Refunding Revenue Bonds, Series A, 5.50%, 01/01/26	1,000,000	1,063,660
Georgia Local Government Certificates of Participation Grantor Trust, Series 1998-A, 4.75%, 06/01/28	1,000,000	1,020,460
Georgia Municipal Electric Power Authority Revenue Bonds, Prerefunded Series V, 6.60%, 01/01/18	55,000	63,615
Georgia Municipal Electric Power Authority Revenue Bonds, Prerefunded Series V, 6.60%, 01/01/18	465,000	552,322
Georgia Municipal Electric Power Authority Revenue Bonds, Unrefunded Series V, 6.60%, 01/01/18	2,230,000	2,594,650
Georgia Private College & Universities Authority, Refunding Revenue Bonds, (Mercer University Project), Series A, 5.25%, 10/01/25	1,500,000	1,520,850

		6,815,557

Illinois (14.6%)

Chicago Illinois Prerefunded Project General Obligation Limited, Series A, 5.38%, 01/01/24	1,995,000	2,087,708
Chicago Illinois Unrefunded Project General Obligation Limited, Series A, 5.38%, 01/01/24	935,000	971,858
Chicago Park District, Illinois General Obligation Unlimited Tax Park Bonds, Series 1996, 5.60%, 01/01/21	3,050,000	3,103,924
Illinois Development Finance Authority Hospital Revenue Bonds, (Adventist Health Systems/Sunbelt Obligation), 5.50%, 11/15/20	1,750,000	1,851,360
Illinois Development Finance Authority Hospital Revenue Bonds, (Adventist Health Systems/Sunbelt Obligation), 5.65%, 11/15/24	3,000,000	3,187,530
Illinois State General Obligation Unlimited Revenue Bonds, 5.25%, 05/01/23	3,425,000	3,590,017
Illinois State Sales Tax Revenue Bonds, 5.00%, 06/15/19	2,000,000	2,105,220
Illinois State Toll Highway Authority Revenue Bonds, 5.00%, 01/01/27	2,000,000	2,074,320
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax Revenue Bonds (McCormick Place Expansion Project), 5.50%, 12/15/24	4,500,000	4,742,504

		23,714,441

Indiana (4.9%)

Ball State University Student Fee Revenue Bonds, Series J, 6.20%, 07/01/20	1,000,000	1,096,200
Indiana State Toll Road Commission East-West Toll Road Revenue Bonds, Series 1980, 9.00%, 01/01/15	5,335,000	6,838,403

		7,934,603

Kansas (1.0%)

Wichita, Kansas Hospital Revenue Refunding Bonds (Facilities Improvements Series 11), 6.75%, 11/15/19	1,500,000	1,657,830

Louisiana (1.1%)

Tobacco Settlement Financing Corp. (Louisiana Revenue Asset Backed), Series 2001B, 5.88%, 05/15/39	1,750,000	1,837,185

Massachusetts (4.8%)

Massachusetts State Consumer Loan General Obligation Limited, Series C, 5.50%, 11/01/15	1,500,000	1,656,480
Massachusetts State Consumer Loan General Obligation Limited, Series D, 5.50%, 10/01/16	1,000,000	1,107,440
Massachusetts State Consumer Loan General Obligation Limited, Series D, 5.50%, 08/01/19	1,000,000	1,117,460
Massachusetts State General Obligation Unlimited Bonds, Series D, 5.50%, 10/01/18	2,000,000	2,227,320
Massachusetts State Prerefunded Consumer Loan General Obligation Limited, Series B, 5.25%, 03/01/21	95,000	101,469
Massachusetts State Unrefunded Consumer Loan General Obligation Limited, Series B, 5.25%, 03/01/21	1,405,000	1,500,666

		7,710,835

Michigan (4.7%)

Michigan State General Obligation Unlimited Tax Bonds (Environmental Protection Program), Series 1992, 6.25%, 11/01/12	3,500,000	3,818,955
Michigan State Hospital Finance Authority Refunding Revenue Bonds, (Henry Ford Health), 6.00%, 11/15/24	1,500,000	1,612,185
Michigan State Hospital Finance Authority Revenue Bonds, (Ascension Health Credit), Series A, 5.75%, 11/15/18	2,000,000	2,140,700

		7,571,840

Minnesota (1.0%)

St. Louis Park, Minnesota Independent School District Number 283 General Obligation Unlimited Tax Bonds, 5.75%, 02/01/18	1,500,000	1,567,530

Missouri (1.2%)

Jackson County, Missouri Special Obligation Revenue Bonds, Series A, 5.50%, 12/01/12	1,415,000	1,533,364
Missouri State Environmental Improvement & Energy Resource Authority, State Revolving Fund- Multiple, Series A, Refunded Portion, 6.55%, 07/01/14	365,000	365,464

		1,898,828

Nevada (0.8%)

University of Nevada Community College Revenue Bonds, 5.38%, 07/01/20	1,200,000	1,252,080

New Jersey (2.8%)

New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series A, 5.75%, 06/15/17	1,000,000	1,118,310
New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series B, 6.00%, 12/15/15	2,000,000	2,212,720
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded Series 1991-C, 6.50%, 01/01/16	790,000	907,078
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded Series 1991-C, 6.50%, 01/01/16	55,000	62,962
New Jersey State Turnpike Authority Revenue Bonds, Unrefunded Series 1991-C, 6.50%, 01/01/16	155,000	176,350

		4,477,420

New Mexico (1.0%)

Bernalillo County, New Mexico Gross Receipts Tax Revenue Bonds, 5.25%, 10/01/26	1,500,000	1,564,590

New York (1.4%)

New York State Local Government Assistance Corporation Revenue Refunding Bonds, Series 1993-E, 6.00%, 04/01/14	1,000,000	1,113,210
New York, New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.75%, 11/15/19	205,000	221,330
New York, New York City Transitional	795,000	858,330

Finance Authority Future Tax Secured Revenue Bonds, 5.75%, 11/15/19
		2,192,870

North Carolina (3.1%)

North Carolina Housing Finance Agency, Single-Family Revenue Bonds, Series A, 6.25%, 03/01/17	645,000	648,818
North Carolina Med Care Commission Hospital Revenue Bonds, (Gaston Health Care), Prerefunded, 5.00%, 02/15/29	1,070,000	1,098,869
North Carolina Med Care Commission Hospital Revenue Bonds, (Gaston Health Care), Unrefunded, 5.00%, 02/15/29	1,230,000	1,226,679
North Carolina Medical Care Commission Hospital Revenue Bonds (Firsthealth of the Carolinas), 4.75%, 10/01/26	2,000,000	2,008,880

		4,983,246

Ohio (4.8%)

Cleveland, Ohio Waterworks Revenue Bonds, Series K, 5.25%, 01/01/20	1,000,000	1,068,770
Franklin County, Ohio Hospital Refunding & Improvement Revenue Bonds, (The Children’s Hospital Project), Series 1996-A, 5.75%, 11/01/20	1,100,000	1,115,147
Hamilton, Ohio City School District General Obligation Bonds, Series A, 5.50%, 12/01/19	1,000,000	1,063,380
Montgomery County, Ohio Hospital Revenue Bonds (Kettering Medical Center), 6.75%, 04/01/18	2,500,000	2,769,650
Ohio State Building, Ohio Sales Tax	1,655,000	1,732,123

Revenue Bonds, 5.00%, 04/01/17
		7,749,070

South Carolina (3.7%)

Greenville, South Carolina Waterworks Revenue Bonds, 5.25%, 02/01/16	1,685,000	1,785,409
South Carolina State Public Service Authority Revenue Bonds, Series A, 5.50%, 01/01/22	1,000,000	1,052,160
South Carolina Transportation Infrastructure Revenue Bonds, Series A, 5.38%, 10/01/24	3,000,000	3,171,480

		6,009,049

Tennessee (3.4%)

Shelby County, Tennessee Educational & Housing Facilities Board Revenue Bonds (St. Jude’s Children’s Research), 5.38%, 07/01/24	4,200,000	4,362,036
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds (St. Jude’s Children’s Research), 6.00%, 07/01/14	1,000,000	1,069,370

		5,431,406

Texas (16.7%)

Collin County, Texas Permanent Improvement General Obligation Limited Tax Bonds, Series A, 5.50%, 02/15/19	1,300,000	1,354,795
Comal, Texas Independent School District General Obligation Unlimited Tax School Building and Refunding Bonds, 5.63%, 08/01/19	2,000,000	2,102,960
Fort Bend Independent School District, Texas General Obligation Unlimited Tax Bonds, Series 1996, 5.00%, 02/15/18	2,300,000	2,477,721
Fort Worth, Texas General Obligation Limited Tax Bonds, 5.63%, 03/01/17	1,350,000	1,365,066
Harris County, Texas Health Facilities Development Corporation Revenue School Health Care Systems, Series B, 5.75%, 07/01/27	5,325,000	6,145,795
Houston, Texas Independent School District General Obligation Limited Tax School House Refunding Bonds, Series 1997, 5.38%, 08/15/17	1,500,000	1,512,645
Houston, Texas Independent School District General Obligation Limited Tax School House Refunding Bonds, Series A, 4.75%, 02/15/26	2,000,000	2,004,220
Leander, Texas Independent School District General Obligation Unlimited Refunding Bonds, 5.00%, 08/15/22	1,000,000	1,028,270
Lower Colorado River Authority, Texas Junior Lien Refunding Revenue Bonds, Escrowed Series 1992, 6.00%, 01/01/17	1,245,000	1,442,631
Montgomery County, Texas General Obligation Limited, 5.25%, 09/01/19	1,000,000	1,055,430
San Antonio, Texas Water Revenue Bonds, 5.00%, 05/15/25	1,000,000	1,026,170
Socorro, Texas Independent School District General Obligation Unlimited Tax Bonds, Series A, 5.75%, 02/15/14	1,000,000	1,030,120
Spring Branch, Texas Independent School District General Obligation Limited, 5.20%, 02/01/20	1,500,000	1,562,100
United Independent School District General Obligation Unlimited Tax Bonds, 5.38%, 08/15/25	1,000,000	1,046,460
Wichita Falls, Texas Water and Sewer Revenue Bonds (Priority Lien), 5.38%, 08/01/19	2,000,000	2,116,880

		27,271,263

Vermont (1.3%)

Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Fletcher Allen Health), Series A, 6.00%, 12/01/23	2,000,000	2,154,380

Virginia (3.2%)

Fairfax County, Virginia Water Authority Refunding Revenue Bonds, Series 1992, 6.00%, 04/01/22	940,000	971,593
Henrico County, Virginia Water & Sewer System Refunding Revenue Bonds, Series 1994, 5.88%, 05/01/14	1,205,000	1,205,506
Virginia College Building Authority Educational Facilities Revenue Bonds, 5.00%, 02/01/18	2,955,000	3,083,159

		5,260,258

Washington (4.7%)

Seattle, Washington Municipal Light & Power Revenue Improvement & Refunding Revenue Bonds, 5.13%, 03/01/26	1,000,000	1,026,810
Seattle, Washington Water Systems Revenue Bonds, 5.38%, 03/01/29	2,000,000	2,059,240
Washington State Motor Vehicle Fuel Tax General Obligation Unlimited Tax Bonds, Series 1997-D, 5.85%, 01/01/22	3,500,000	3,524,220
Washington State Motor Vehicle Fuel Tax General Obligation Unlimited Tax Bonds, Series C, 5.80%, 01/01/17	1,000,000	1,062,730

		7,673,000

Wisconsin (1.6%)

Wisconsin State General Obligation Unlimited, Series C, 5.55%, 05/01/21	1,000,000	1,059,760
Wisconsin State Transportation Revenue Bonds, Series A, 5.50%, 07/01/16	1,500,000	1,593,495

		2,653,255

Total Municipal Bonds		161,157,609

Total Investments (Cost $151,136,885) (a) - 99.5%		161,157,609
Other assets in excess of liabilities - 0.5%		764,835

NET ASSETS - 100.0%		$161,922,444

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

Distribution of investments, as a percentage of net assets in securities at value, is as follows:

Industry	Percent	Value
Air, Water, and Solid Waste	1.31%	$2,116,880
Airports Flying Fields	2.85%	4,613,815
Colleges and Universities	4.93%	7,980,558
Educational Services	0.64%	1,030,120
Elementary and Secondary Schools	5.10%	8,250,735
Environmental Quality	0.23%	365,464
Facilities Support Services	4.63%	7,500,798
Finance, Taxation, and Money	8.36%	13,544,410
General Obligation	23.63%	38,260,750
Health Services	8.48%	13,731,582
Hospitals	12.71%	20,587,576
Regulation, Administration of Transportation	1.69%	2,739,885
Regulation, Administration of Utilities	0.63%	1,026,810
Single Family Housing	0.40%	648,818
Tobacco and Tobacco Products	4.64%	7,517,005
Transportation Services	8.24%	13,340,913
Water, sewer, and Utility	11.06%	17,901,490

Gartmore Global Financial Services Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.6%)
AUSTRALIA (5.5%)
Banking (3.0%)

Australia & New Zealand Banking Group Ltd. (c)	34,600	$668,202
Commonwealth Bank of Australia (c)	14,000	480,385

		1,148,587

Financial Services (0.4%)

Australian Stock Exchange Ltd. (c)	6,000	150,422

Insurance (0.7%)

Promina Group Ltd. (c)	63,780	268,211

Property Trust (1.4%)

Westfield Group, Inc. (c)	37,200	524,352

		2,091,572

CANADA (1.8%)
Financial Services (1.8%)

Manulife Financial Corp.	21,680	683,895

FRANCE (2.0%)
Banking (2.0%)

BNP Paribas SA (c)	8,040	783,050

GERMANY (4.0%)
Banking (1.3%)

Commerzbank AG (c)	13,940	489,961

Financial Services (1.7%)

Deutsche Bank AG (c)	4,020	464,333
Hypo Real Estate Holding AG (c)	3,260	181,428

		645,761

Insurance (1.0%)

Allianz AG (c)	2,490	390,616

		1,526,338

GREECE (1.7%)
Banking (1.7%)

Alpha Bank AE (c)	18,080	463,808
National Bank Of Greece SA (c)	5,100	196,914

		660,722

HONG KONG (0.7%)
Financial Services (0.7%)

Hang Lung Group Ltd. (c)	101,600	256,383

IRELAND (2.9%)
Banking (2.9%)

Anglo Irish Bank Corp. PLC (c)	33,520	489,055
Bank of Ireland (c)	34,030	606,334

		1,095,389

ITALY (2.6%)
Banking (2.6%)

UniCredito Italiano SpA (c)	131,468	1,012,250

JAPAN (9.3%)
Banking (3.3%)

Mitsubishi UFJ Financial Group, Inc. (c)	61	854,693
Sumitomo Mitsui Financial Group, Inc. (c)	25	266,313
Suruga Bank Ltd. (c)	11,200	154,820

		1,275,826

Financial Services (3.8%)

Daiwa Securities Group, Inc. (c)	24,000	268,465
Mizuho Financial Group, Inc. (c)	138	1,160,525

		1,428,990

Real Estate (2.2%)

Mitsubishi Estate Co. Ltd. (c)	15,000	310,969
Mitsui Fudosan Co. Ltd. (c)	9,000	191,180
Sumitomo Realty & Development Co. Ltd. (c)	14,000	348,417

		850,566

		3,555,382

NETHERLANDS (3.5%)
Financial Services (1.0%)

Fortis NV (c)	11,100	395,231

Insurance (2.5%)

ING Groep NV (c)	22,970	932,012

		1,327,243

SPAIN (2.3%)
Banking (2.3%)

Banco Bilbao Vizcaya Argentaria SA (c)	41,180	877,276

SWITZERLAND (4.1%)
Financial Services (2.8%)

UBS AG, Registered (c)	19,230	1,047,047

Insurance (1.3%)

Zurich Financial Services AG (c)	2,260	507,837

		1,554,884

UNITED KINGDOM (7.6%)
Banking (7.6%)

HBOS PLC (c)	13,380	243,671
HSBC Holdings PLC (c)	73,006	1,325,773
Lloyds TSB Group PLC (c)	35,810	360,342
Royal Bank of Scotland Group PLC (c)	30,430	990,996

		2,920,782

UNITED STATES (49.6%)
Banking (16.2%)

Bank of America Corp.	32,710	1,685,545
Colonial Bancgroup, Inc.	18,510	470,154
Hudson City Bancorp, Inc.	15,450	200,387
J.P. Morgan Chase & Co.	14,000	638,680
State Street Corp.	7,210	433,033
SunTrust Banks, Inc.	7,500	591,525
Synovus Financial Corp.	10,260	289,948
U.S. Bancorp	20,980	671,360
Wachovia Corp.	22,270	1,194,339

		6,174,971

Financial Services (17.7%)

American Express Company	4,370	227,502
Americredit Corp. (b)	4,410	108,442
Bear Stearns Companies, Inc.	1,400	198,618
Capital One Financial Corp.	6,520	504,322
Chicago Mercantile Exchange	1,000	461,200
Citigroup, Inc.	25,790	1,245,914
Countrywide Financial Corp.	3,600	128,988
Cowen Group, Inc. (b)	7,520	115,582
E*Trade Financial Corp. (b)	10,620	247,552
Fannie Mae	6,380	305,666
GFI Group, Inc. (b)	5,600	321,216
Goldman Sachs Group, Inc.	5,980	913,445
Greenhill & Co., Inc.	3,510	203,440
International Securities Exchange, Inc.	8,310	338,134
Investment Technology Group, Inc. (b)	3,100	156,116

SLM Corp.	5,240	263,572
T. Rowe Price Group, Inc.	4,880	201,593
TD Ameritrade Holding Corp. (b)	10,530	172,481
United Panam Financial Corp. (b)	12,950	247,216
Waddell and Reed Financial, Inc.	7,200	156,744
Wright Express Corp. (b)	9,650	289,018

		6,806,761

Insurance (12.3%)

AFLAC, Inc.	5,200	229,528
Allstate Corp.	5,610	318,760
American International Group, Inc.	14,120	856,660
Aon Corp.	5,500	188,265
Assurant, Inc.	11,380	548,175
Genworth Financial, Inc.	8,210	281,603
Hartford Financial Services Group, Inc.	4,340	368,206

Lincoln National Corp.	4,880	276,598
MetLife, Inc.	11,670	606,840
Partnerre Ltd.	4,370	271,508
Prudential Financial, Inc.	2,430	191,095
St Paul Travelers Cos., Inc.	9,820	449,756
United Fire & Casualty	3,780	112,871

		4,699,865

Paper Products (0.7%)

Potlatch Corp.	7,887	272,969

Real Estate Investment Trusts (2.7%)

General Growth Properties	3,490	159,284
Prologis	7,070	391,325
Redwood Trust, Inc.	6,290	299,278
Ventas, Inc.	5,010	179,007

		1,028,894

		18,983,460

Total Common Stocks		37,328,626

Cash Equivalents (2.7%)

Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $1,032,885)	$1,032,740	1,032,740

Total Cash Equivalents		1,032,740

Total Investments (Cost $36,982,804) (a) - 100.3%		38,361,366
Liabilities in excess of other assets - (0.3)%		(129,132)

NET ASSETS - 100.0%		$38,232,234

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.

Gartmore Global Health Sciences Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.4%)
Distribution & Wholesale (1.1%)

MWI Veterinary Supply, Inc. (b) (c)	7,800	$292,266

Drug Delivery Systems (0.7%)

Conor Medsystems, Inc. (b)	6,876	190,465

Drugs (40.1%)

Abbott Laboratories	36,549	1,745,946
Allergan, Inc.	2,757	297,342
AstraZeneca PLC ADR - UK	6,853	418,239
Cephalon, Inc. (b)	4,240	278,738
Eli Lilly & Co.	9,810	556,914
Merck & Co., Inc.	37,463	1,508,635
Novartis AG ADR - CH	12,536	704,774
Pfizer, Inc.	76,434	1,986,519
Roche Holding AG - CH	6,150	1,094,779
Schering-Plough Corp.	33,578	686,334
Wyeth	35,284	1,710,215

		10,988,435

Health Care Services (1.0%)

WebMD Health Corp., Class A (b) (c)	6,625	281,629

Human Resources (1.8%)

AMN Healthcare Services, Inc. (b) (c)	7,936	178,243
Cross Country Healthcare, Inc. (b) (c)	18,103	323,500

		501,743

Insurance (7.0%)

UnitedHealth Group, Inc.	23,731	1,135,054
WellPoint, Inc. (b)	10,530	784,485

		1,919,539

Medical Laboratories (1.6%)

Covance, Inc. (b)	7,098	452,568

Medical Products (21.7%)

Applera Corp. - Celera Genomics Group (b)	4,980	67,230
Bard (C.R.), Inc.	10,615	753,347
Baxter International, Inc.	20,050	842,100
Illumina, Inc. (b) (c)	4,663	178,266
Johnson & Johnson	36,275	2,269,001
Medtronic, Inc.	26,153	1,321,250
Northstar Neuroscience, Inc. (b)	17,932	238,496
NxStage Medical, Inc. (b)	15,770	135,149
Spectranetics Corp. (b)	10,541	135,873

		5,940,712

Medical Products & Services (10.1%)

Cardinal Health, Inc.	18,665	1,250,555
Caremark Rx, Inc.	5,000	264,000
DJO, Inc. (b) (c)	5,542	218,743
Gentiva Health Services, Inc. (b)	16,515	265,726
OSI Pharmaceuticals, Inc. (b)	8,394	280,276
Pharmaceutical Product Development, Inc.	12,885	495,815

		2,775,115

Medical Services (5.8%)

DaVita, Inc (b)	5,254	262,805
Manor Care, Inc.	17,795	890,640
McKesson Corp.	6,177	311,259
Sun Healthcare Group, Inc. (b)	15,851	137,428

		1,602,132

Therapeutics (5.5%)

Genentech, Inc. (b)	7,466	603,402
Gilead Sciences, Inc. (b)	14,877	914,638

		1,518,040

Total Common Stocks		26,462,644

Cash Equivalents (2.2%)

Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $606,945)	$606,858	$606,858

Total Cash Equivalents		606,858

Short-Term Securities Held as Collateral for Securities on Loan (15.0%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities on Loan)	4,134,418	4,134,418

Total Short-Term Securities Held as Collateral for Securities on Loan		4,134,418

Total Investments (Cost $25,898,279) (a) - 113.6%		31,203,920
Liabilities in excess of other assets - (13.6)%		(3,731,985)

NET ASSETS - 100.0%		$27,471,935

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of July 31, 2006.

ADR	American Depositary Receipt
CH	Switzerland
UK	United Kingdom

Gartmore Global Natural Resources Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (90.8%)
Batteries (0.4%)

Energy Conversion Devices, Inc. (b)	6,418	$215,966

Capital Goods (0.6%)

HARSCO Corp.	4,300	346,623

Coal Mining (2.4%)

Arch Coal, Inc.	3,860	146,448
Consol Energy, Inc.	1,500	61,740
Foundation Coal Holdings, Inc.	9,419	359,241
Peabody Energy Corp.	14,537	725,396

		1,292,825

Concrete Products, N.E.C. (0.2%)

U.S. Concrete, Inc. (b)	9,930	86,490

Copper Production (2.8%)

Phelps Dodge Corp.	17,248	1,506,440

Energy (5.3%)

Aventine Renewable Energy Holdings, Inc. (b)	37,309	1,104,346
BJ Services Co.	15,263	553,589
Distributed Energy Systems Corp. (b)	10,000	41,300
KFx, Inc. (b)	28,658	444,772
Murphy Oil Corp.	4,974	255,962
NRG Energy, Inc. (b)	9,074	446,895
TXU Corp.	500	32,115

		2,878,979

Gold Mining (3.6%)

Barrick Gold Corp.	26,400	813,120
Freeport-McMoran Copper & Gold, Inc., Class B	11,700	638,352
Newmont Mining Corp.	7,200	368,856
Novagold Resources, Inc. (b)	6,500	108,550

		1,928,878

Machinery (0.7%)

Bucyrus International, Inc., Class A	8,100	394,551

Metals (1.9%)

Century Aluminum Co. (b)	10,200	314,874
Cleveland-Cliffs, Inc.	12,000	433,800
Coeur d’Alene Mines Corp. (b)	53,930	257,785

		1,006,459

Minerals (0.8%)

BHP Billiton Ltd. ADR AU	10,000	422,000

Oil & Gas Drilling (3.2%)

ENSCO International, Inc.	14,633	676,337
Hydril (b)	250	17,318
Noble Corp.	12,956	929,593
Todco	3,010	114,711

		1,737,959

Oil Company-Exploration & Production (35.3%)

Anadarko Petroleum Corp.	10,200	466,548
Apache Corp.	5,603	394,843
Atwood Oceanics, Inc. (b)	6,000	281,580
Berry Petroleum Co.	10,290	346,156
Canadian Natural Resources Ltd.	15,900	846,516
Carrizo Oil & Gas, Inc. (b)	4,920	145,681
Cnx Gas Corp. (b)	6,042	163,497
Denbury Resources, Inc. (b)	33,811	1,172,227
Devon Energy Corp.	7,063	456,552
Energy Partners Ltd. (b)	12,671	230,232
EOG Resources, Inc.	6,089	451,499
EXCO Resources, Inc. (b)	12,880	166,410
Forest Oil Corp. (b)	1,365	45,741
Gastar Explortion Ltd. (b)	2,000	4,296
Geomet, Inc. (b)	59,460	654,060
Gulfport Energy Corp. (b)	7,448	91,089
InterOil Corp. (b)	1,300	25,168
Ivanhoe Energy, Inc. ADR CA (b)	100,857	220,877
Kerr-Mcgee Corp.	8,000	561,600
Kodiak Oil & Gas Corp. (b)	15,000	59,850
Linn Energy LLC	12,560	296,918
Mariner Energy, Inc. (b)	15,287	275,319
McMoRan Exploration Co. (b)	52,288	980,400
Newfield Exploration Co. (b)	26,377	1,223,365
Noble Energy, Inc.	17,980	909,968
Occidental Petroleum Corp.	36,269	3,907,985
Parallel Petroleum Corp. (b)	2,660	66,394
Plains Exploration & Product (b)	384	16,881
Storm Cat Energy Corp. (b)	15,000	33,000
Swift Energy Co. (b)	28,967	1,390,416
Talisman Energy, Inc.	6,373	108,341
Transglobe Energy Corp. (b)	81,423	403,858
Transocean Sedco Forex, Inc. (b)	5,009	386,845
W&T Offshore, Inc.	34,631	1,179,532
Warren Resources, Inc. (b)	68,209	976,071
Weatherford International, Inc. (b)	6,000	281,040

		19,220,755

Oil Company Integrated (9.0%)

BP PLC ADR GB	7,272	527,365
ChevronTexaco Corp.	7,937	522,096
ConocoPhillips	16,066	1,102,770
Exxon Mobil Corp.	39,973	2,707,772
Marathon Oil Corp.	94	8,520

		4,868,523

Oil Field Services (9.8%)

Baker Hughes, Inc.	9,000	719,550
Grant Prideco, Inc. (b)	3,279	149,227
Halliburton Co.	47,118	1,571,857
Hanover Compressor Co. (b)	4,300	81,700
Key Energy Group (b)	12,473	183,977
National-Oilwell Varco, Inc. (b)	6,905	462,911
Particle Drilling Technologies, Inc. (b)	31,100	103,252
Schlumberger Ltd.	22,500	1,504,126
Superior Energy Services, Inc. (b)	17,113	586,120
Warrior Energy Service Corp. (b)	1,780	38,519

		5,401,239

Oil Refining & Marketing (2.7%)

Headwaters, Inc. (b)	603	13,953
Valero Energy	21,700	1,463,231

		1,477,184

Paper & Related Products (0.1%)

Smurfit-Stone Container Corp. (b)	3,515	35,572

Pipelines (5.8%)

Energy Transfer Equity	36,000	943,920
Questar Corp.	11,688	1,035,557
The Williams Cos., Inc.	47,693	1,156,555

		3,136,032

Pollution Control (0.1%)

ADA-ES, Inc. (b)	2,304	35,574

Raw Materials (3.1%)

Alcoa, Inc.	12,000	359,400
Cameco Corp.	11,600	462,840
Inco Ltd.	2,600	202,202
Vulcan Materials Co.	9,800	656,306

		1,680,748

Steel Production (0.3%)

NS Group, Inc. (b)	3,286	166,206

Transport Services (2.7%)

American Railcar Industries	9,580	264,887
Dryships, Inc.	6,110	67,027
Omega Navigation Enterprises, Inc., Class A (b)	50,146	758,207
StealthGas, Inc.	29,072	360,493

		1,450,614

Total Common Stocks		49,289,617

Foreign Stock (0.0%)
Canada (0.0%)

Kodiak Oil & Gas Corp. (b)	2,000	8,025

Total Foreign Stock		8,025

Cash Equivalents (8.1%)

Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $4,409,194)	$4,408,573	4,408,573

Total Cash Equivalents		4,408,573

Total Investments (Cost $50,989,171) (a) - 98.9%		53,706,215
Other assets in excess of liabilities - 1.1%		605,653

NET ASSETS - 100.0%		$54,311,868

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.

Gartmore Global Technology and Communications Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (93.3%)
Commercial Services (1.2%)

Alliance Data Systems Corp. (b)	2,400	$123,168

Computer Hardware (7.5%)

Apple Computer, Inc. (b)	3,600	244,656
Dell, Inc. (b)	9,000	195,120
International Business Machines Corp.	1,900	147,079
Rackable Systems, Inc. (b)	6,400	136,448
Sigma Designs, Inc. (b)	4,500	40,860

		764,163

Computer Peripherals (1.4%)

Lexmark International, Inc. (b)	2,700	145,935

Computer Services (9.3%)

BISYS Group, Inc. (The) (b)	7,000	85,960
Citrix Systems, Inc. (b)	5,700	181,089
Cognet Communications Group, Inc. (b)	9,200	82,524
Cognizant Technology Solutions Corp. (b)	3,700	242,313
Sun Microsystems, Inc. (b)	39,000	169,650
WebEx Communications, Inc. (b)	5,600	191,968

		953,504

Computer Software (16.4%)

Altiris, Inc. (b)	6,000	103,560
Electronic Arts, Inc. (b)	4,100	193,151
Hyperion Solutions Corp. (b) (c)	10,000	311,600
Microsoft Corp.	8,400	201,852
MRO Software, Inc. (b)	5,200	109,824
Neoware, Inc. (b)	7,200	89,136
Oracle Corp. (b)	6,600	98,802
Quest Software, Inc. (b)	7,500	102,525
Satyam Computer Services Ltd. ADR - IN (c)	3,200	112,800
THQ, Inc. (b)	6,600	149,754
Tibco Software, Inc. (b)	13,200	105,072
webMethods, Inc. (b)	14,700	109,368

		1,687,444

Consulting Services (1.3%)

Answerthink, Inc. (b)	31,500	130,725

E-Commerce & Services (5.6%)

Google, Inc. (b)	1,190	460,054
WebSideStory, Inc. (b)	9,600	117,408

		577,462

Electronic Components (3.5%)

International DisplayWorks, Inc. (b)	27,400	130,424
International Game Technologies	3,900	150,774
MEMC Electronic Materials, Inc. (b)	2,600	79,092

		360,290

Internet Broker (0.9%)

CheckFree Corp. (b)	2,000	89,000

Internet Security (1.6%)

Internet Security Systems K.K. (b)	3,200	71,968
Vasco Data Security International, Inc. (b)	11,000	95,150

		167,118

Marketing Services (0.9%)

24/7 Real Media, Inc. (b)	11,200	88,816

Semiconductors (21.9%)

Advanced Micro Devices, Inc. (b)	10,900	211,351
Anadigics, Inc. (b)	14,800	81,696
Cypress Semiconductor Corp. (b)	17,200	261,268
Integrated Device Technology, Inc. (b)	18,200	281,554
Intel Corp.	26,900	484,200
Intersil Corp.	4,700	110,497
LSI Logic Corp. (b)	14,000	114,800
Marvell Technology Group Ltd. (b)	2,600	48,230
Micron Technology, Inc. (b)	6,200	96,658
Microsemi Corp. (b)	3,200	80,960
Novellus Systems, Inc. (b)	4,000	101,240
Skyworks Solutions, Inc. (b)	25,500	111,945
Texas Instruments, Inc.	5,300	157,834
Volterra Semiconductor Corp. (b)	6,800	99,144

		2,241,377

Telecommunication Equipment (13.6%)

Arris Group, Inc. (b)	11,600	124,004
CIENA Corp. (b)	23,900	86,757
Cisco Systems, Inc. (b)	24,900	444,465
Comtech Telecommunications Corp. (b)	3,300	91,608
Comverse Technology, Inc. (b)	8,200	158,916
Corning, Inc. (b)	8,000	152,560
Finisar Corp. (b)	32,000	89,600
Nortel Networks Corp. (b)	45,000	88,200
Polycom, Inc. (b)	7,000	155,400

		1,391,510

Telecommunication Services (2.6%)

Amdocs Ltd. (b)	2,000	72,560
Neustar, Inc. (b)	6,200	191,332

		263,892

Wireless Equipment (5.6%)

American Tower Corp. (b)	4,300	145,340
Motorola, Inc.	6,300	143,388
Qualcomm, Inc.	8,000	282,080

		570,808

Total Common Stocks		9,555,212

Cash Equivalents (7.6%)

Investments in repurchase agreements (collaterized by U.S. Government Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $744,987)	$744,882	744,882

Total Cash Equivalents		744,882

Short-Term Securities Held as Collateral for Securities on Loan (8.5%)

Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (Securities Lending)	872,132	872,132

Total Short-Term Securities Held as Collateral for Securities on Loan		872,132

Total Investments (Cost $10,524,241) (a) - 109.4%		11,172,226
Liabilities in excess of other assets - (9.4)%		(934,254)

NET ASSETS - 100.0%		$10,237,972

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of July 31, 2006.

ADR	American Depositary Receipt
IN	India

Gartmore Global Utilities Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.2%)
AUSTRIA (1.2%)
Telecommunications (1.2%)

Telekom Austria AG	7,330	$165,610

BELGIUM (0.2%)
Electric Utility (0.1%)

Elia System Operator SA	500	19,187

Telecommunications (0.1%)

Mobistar SA	120	9,957

		29,144

FINLAND (1.3%)
Oil & Gas Utility (1.3%)

Fortum Oyj	6,821	185,090

FRANCE (4.8%)
Building & Construction (0.5%)

Bouygues SA	1,290	64,414

Electric (0.5%)

Electricite de France	1,250	64,486

Telecommunications (0.5%)

France Telecom SA	3,443	73,604

Water Utility (3.3%)

Suez SA	11,283	467,786

		670,290

GERMANY (5.7%)
Gas & Electric Utility (4.9%)

E. ON AG	4,113	496,129
RWE AG	2,100	184,001

		680,130

Telecommunications (0.8%)

Deutsche Telekom AG	7,404	114,678

		794,808

GREECE (1.8%)
Telecommunications (1.8%)

Cosmote Mobile Telecommunications SA	7,500	168,811
Hellenic Telecommunications Organization SA (b)	3,387	77,378

		246,189

HONG KONG (0.1%)
Electric Utility (0.1%)

CLP Holdings Ltd.	1,500	8,898

ITALY (2.2%)
Electric Utility (1.6%)

Enel SPA	25,542	225,630

Oil & Gas (0.1%)

Snam Rete Gas SPA	2,251	10,415

Telecommunications (0.5%)

Telecom Italia SPA	23,836	64,082

		300,127

JAPAN (4.9%)
Electric Utility (1.4%)

Chubu Electric Power Co., Inc.	1,600	38,808
Kansai Electric Power Co., Inc.	1,300	29,927
Kyushu Electric Power Co., Inc.	1,000	23,340
Tohoku Electric Power Co., Inc.	1,000	21,013
Tokyo Electric Power Co., Inc.	2,900	77,917

		191,005

Gas Utility (0.3%)

Osaka Gas Co., Ltd.	6,000	20,260
Tokyo Gas Co., Ltd.	5,000	24,863

		45,123

Telecommunications (3.2%)

KDDI Corp.	16	103,923
Nippon Telegraph & Telephone Corp.	34	176,605
NTT DoCoMo, Inc.	112	162,487

		443,015

		679,143

MEXICO (0.9%)
Telecommunications (0.9%)

America Movil SA de CV	3,580	128,092

NETHERLANDS (0.8%)
Telecommunications (0.8%)

Koninklijke KPN NV	10,400	118,018

NORWAY (1.8%)
Telecommunications (1.8%)

Telenor ASA	19,900	253,716

SPAIN (10.4%)
Electric Utility (2.9%)

Iberdrola SA	7,760	275,565
Red Electrica de Espana	3,500	129,853

		405,418

Gas & Electric Utility (2.3%)

Endesa SA	8,620	294,360
Union Fenosa SA	729	29,861

		324,221

Telecommunications (5.2%)

Telefonica SA	42,660	721,595

		1,451,234

UNITED KINGDOM (21.1%)
Electric Utility (6.9%)

International Power PLC	60,460	332,805
Scottish & Southern Energy PLC	14,006	316,626
Scottish Power PLC	27,891	315,315

		964,746

Gas & Electric Utility (2.5%)

Centrica PLC	32,510	178,010
National Grid PLC	14,704	167,400

		345,410

Telecommunications (6.2%)

Vodafone Group PLC	371,201	805,995
Vodafone Group PLC, B Shares	424,230	63,635

		869,630

Water Utility (5.5%)

AWG PLC	7,925	191,429
Northumbrian Water Group PLC	47,862	233,609
Pennon Group PLC	27,219	251,656
Severn Trent PLC	3,900	94,622

		771,316

		2,951,102

UNITED STATES (38.2%)
Electric Utility (8.6%)

AES Corp. (b)	14,400	285,984
Dominion Resources, Inc.	1,800	141,264
DPL, Inc.	4,020	111,595
Duke Energy Corp.	7,300	221,336
Edison International	1,371	56,732
FPL Group, Inc.	3,000	129,420
PPL Corp.	7,664	260,729

		1,207,060

Gas & Electric Utility (8.0%)

El Paso Corp.	9,000	144,000
Exelon Corp.	5,250	303,974
FirstEnergy Corp.	1,920	107,520
PG&E Corp.	2,310	96,281
Sempra Energy	1,600	77,216
TXU Corp.	4,116	264,371
Wisconsin Energy Corp.	3,070	129,554

		1,122,916

Telecommunications (21.6%)

ALLTEL Corp.	2,600	143,442
BellSouth Corp.	21,331	835,535
AT&T	29,843	894,993
Sprint Nextel Corp.	15,595	308,781
Verizon Communications, Inc.	23,580	797,476
Windstream Corp.	2,688	33,683

		3,013,910

		5,343,886

Total Common Stocks		13,325,347

Cash Equivalents (3.5%)

Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.14%, dated 07/3106, due 08/01/06, repurchase price $489,626)	$489,557	489,557
Total Cash Equivalents		489,557

Total Investments (Cost $12,438,820) (a) - 98.7%		13,814,904
Other assets in excess of liabilities - 1.3%		175,579

NET ASSETS - 100.0%		$13,990,483

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.

Gartmore Mid Cap Growth Leaders Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.5%)
Aerospace & Defense (1.7%)

Rockwell Collins, Inc.	11,575	$617,758

Applications Software (1.8%)

Citrix Systems, Inc. (b)	21,660	688,138

Commercial Services (3.1%)

Alliance Data Systems Corp. (b)	22,340	1,146,489

Communications Equipment (1.4%)

Tellabs, Inc. (b)	55,120	518,128

Computer Software & Services (9.9%)

Adobe Systems, Inc. (b)	18,095	515,888
Cognizant Technology Solutions Corp. (b)	23,050	1,509,545
Hyperion Solutions Corp. (b)	53,400	1,663,944

		3,689,377

Financial (8.0%)

E*TRADE Financial Corp. (b)	40,515	944,405
State Street Corp.	12,730	764,564
T. Rowe Price Group, Inc.	31,190	1,288,458

		2,997,427

Gaming & Leisure (2.9%)

Penn National Gaming, Inc. (b) (c)	32,295	1,067,996

Hospitals (3.1%)

Community Health Systems, Inc. (b)	32,125	1,164,853

Hotels & Motels (3.4%)

Hilton Hotels Corp.	27,025	646,708
Starwood Hotels & Resorts Worldwide, Inc.	12,050	633,589

		1,280,297

Industrial Gases (4.5%)

Praxair, Inc.	31,000	1,700,040

Insurance (3.9%)

Assurant, Inc.	30,065	1,448,231

Manufacturing (6.1%)

Ingersoll Rand Co.	20,170	722,086
Precision Castparts Corp.	26,310	1,569,392

		2,291,478

Medical Services (11.0%)

Express Scripts, Inc., Class A (b)	15,130	1,165,464
Fisher Scientific International, Inc. (b)	23,065	1,709,347
McKesson Corp.	24,035	1,211,124

		4,085,935

Metals (1.7%)

Inco, Ltd.	8,120	631,492

Oil & Gas (8.3%)

GlobalSantaFe Corp.	16,625	913,211
The Williams Cos., Inc.	29,745	721,316
Weatherford International, Inc. (b)	31,340	1,467,966

		3,102,493

Restaurants (2.1%)

Darden Restaurants, Inc.	23,780	803,764

Retail (9.3%)

Abercrombie & Fitch Co.	13,690	725,022
Coach, Inc. (b)	30,695	881,253
J.C. Penney, Inc.	13,165	828,868
Staples, Inc.	48,530	1,049,220

		3,484,363

Semiconductors (5.1%)

Jabil Circuit, Inc.	33,570	775,467
MEMC Electronic Materials, Inc. (b)	37,665	1,145,769

		1,921,236

Telecommunication (4.2%)

NeuStar, Inc. (b)	27,560	850,502
RF Micro Devices, Inc. (b)	119,440	735,750

		1,586,252

Therapeutics (4.0%)

Gilead Sciences, Inc. (b)	24,390	1,499,497

Total Common Stocks		35,725,244

Commercial Paper (5.3%)

Countrywide Financial Corp, 5.33%, 08/01/06	$1,991,000	1,990,705

Total Commercial Paper		1,990,705

Short-Term Securities Held as Collateral for Securities on Loan (8.9%)
Pool of short-term securities for Gartmore Mutual Funds – Notes to Statement of Investments (securities Lending)	3,342,901	3,342,901

Total Short-Term Securities Held as Collateral for Securities on Loan		3,342,901

Total Investments (Cost $39,967,281) (a) - 109.7%		41,058,850
Liabilities in excess of other assets - (9.7)%		(3,623,819)

NET ASSETS - 100.0%		$37,435,031

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.
(c)	All or part of the security was on loan as of July 31, 2006

Gartmore Nationwide Leaders Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.5%)
Banks (6.6%)
Barclays PLC ADR - UK	6,000	$283,860
New York Community Bancorp, Inc.	24,480	399,758

		683,618

Consumer Products (4.4%)

Sherwin-Williams Co.	9,100	460,460

Electronics (11.6%)

Amphenol Corp.	8,600	482,288
Hubbell Inc., Class B	7,900	371,300
Texas Instruments, Inc.	11,900	354,382

		1,207,970

Financial Services (10.1%)

Franklin Resources, Inc.	4,700	429,815
Northern Trust Corp.	10,800	616,680

		1,046,495

Food & Beverage (4.4%)

Brown-Forman Corp., Class B	6,200	455,390

Healthcare (3.9%)

UnitedHealth Group, Inc.	8,400	401,772

Machinery (3.2%)

Deere & Co.	4,600	333,822

Manufacturing (4.8%)

3M Co.	7,100	499,840

Medical (3.6%)

Abbott Laboratories	7,700	367,829

Metals (11.0%)

Alcoa, Inc.	16,100	482,195
Phelps Dodge Corp.	7,500	655,050

		1,137,245

Oil & Gas (7.1%)

ConocoPhillips	8,000	549,120
Valero Energy Corp.	2,700	182,061

		731,181

Railroads (13.8%)

Burlington Northern Santa Fe Corp.	7,200	496,152
CSX Corp.	7,900	479,372
Norfolk Southern Corp.	10,700	464,594

		1,440,118

Retail (9.8%)

Best Buy Co., Inc.	4,700	213,098
Federated Department Stores, Inc.	13,700	481,007
TJX Cos., Inc. (The)	13,100	319,247

		1,013,352

Tobacco (3.2%)

Altria Group, Inc.	4,100	327,877

Total Common Stocks		10,106,969

Cash Equivalents (8.7%)

Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $899,264)	$899,137	899,137

Total Cash Equivalents		899,137

Total Investments (Cost $11,156,272) (a) - 106.2%		11,006,106
Liabilities in excess of other assets - (6.2)%		(644,649)

NET ASSETS - 100.0%		$10,361,457

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depositary Receipt
UK	United Kingdom

Gartmore Small Cap Leaders Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (96.6%)
Aerospace & Defense (2.0%)

Moog, Inc., Class A (b)	17,600	$610,544

Agricultural Operations (1.7%)

Andersons, Inc. (The)	14,000	523,320

Apparel (1.6%)

Phillips-Van Heusen Corp.	14,400	511,632

Athletic Equipment (1.4%)

Cybex International, Inc. (b)	80,000	440,800

Banks (0.4%)

Bank of Granite Corp.	5,600	121,800

Chemicals (1.6%)

American Vanguard Corp.	34,000	501,500

Computer Software & Services (4.8%)

QAD, Inc.	27,700	210,520
Smith Micro Software, Inc. (b)	30,000	382,800
Synchronoss Technologies, Inc. (b)	70,500	546,375
Tumbleweed Communications Corp. (b)	120,000	337,200

		1,476,895

Construction & Building Materials (3.0%)

H&E Equipment Services, Inc. (b)	14,400	381,312
Martin Marietta Materials, Inc.	5,800	467,016
U.S. Concrete, Inc. (b)	10,000	87,100

		935,428

Consumer Goods & Services (3.3%)

Jarden Corp. (b)	16,000	463,840
Parlux Fragrances, Inc. (b)	61,625	569,415

		1,033,255

Distribution (1.8%)

Central European Distribution Corp. (b)	23,000	554,300

Electronics (1.3%)

AMETEK, Inc.	9,400	398,748

Financial (13.9%)

Affiliated Managers Group, Inc. (b)	8,670	793,738
CVB Financial Corp.	28,800	428,832
KKR Financial Corp.	19,900	460,884
Medallion Financial Corp.	40,000	489,600
Penson Worldwide, Inc. (b)	23,000	392,150
Thomas Weisel Partners Group, Inc. (b)	36,400	547,456
Wilmington Trust Corp.	14,400	627,120
World Acceptance Corp. (b)	13,000	539,500

		4,279,280

Food & Related (2.9%)

Sunopta, Inc. (b)	56,240	494,350
Weis Markets, Inc.	10,400	412,256

		906,606

Healthcare (1.6%)

Five Star Quality Care, Inc. (b)	26,300	284,040
Sierra Health Services, Inc. (b)	5,100	220,218

		504,258

Human Resources (1.2%)

Kforce, Inc. (b)	30,000	374,100

Machinery (3.4%)

Astec Industries, Inc. (b)	20,200	428,240
Gorman-Rupp Co. (The)	10,200	270,504
Manitowoc Co., Inc. (The)	9,100	357,266

		1,056,010

Manufacturing (1.8%)

Rudolph Technologies, Inc. (b)	40,000	556,400

Marketing Services (3.0%)

24/7 Real Media, Inc. (b)	65,000	515,450
inVentiv Health, Inc. (b)	15,000	418,500

		933,950

Medical (1.7%)

West Pharmaceutical Services, Inc.	13,500	523,800

Metals (2.5%)

Century Aluminum Co. (b)	14,400	444,528
Cleveland Cliffs, Inc.	9,000	325,350

		769,878

Multimedia (1.6%)

Sonic Solutions (b)	34,725	493,442

Oil & Gas (4.9%)

Metretek Technologies, Inc. (b)	34,620	578,500
Superior Well Services, Inc. (b)	17,200	429,484
World Fuel Services Corp.	11,000	520,520

		1,528,504

Pharmaceuticals (1.3%)

Sciele Pharma, Inc. (b)	20,000	408,800

Raw Materials (2.1%)

Mueller Industries, Inc.	17,800	653,972

Real Estate Investment Trusts (5.5%)

Entertainment Properties Trust	24,700	1,051,479
Hersha Hospitality Trust	55,100	508,573
Universal Health Realty Income Trust	5,000	162,750

		1,722,802

Restaurants (2.2%)

Lone Star Steakhouse & Saloon, Inc.	29,240	683,924

Retail (5.1%)

Children’s Place (b)	9,400	524,708
Jos. A. Bank Clothiers, Inc. (b)	21,040	529,787
Talbots, Inc. (The)	26,000	536,380

		1,590,875

Semiconductors (7.7%)

BTU International, Inc. (b)	42,625	453,530
ON Semiconductor Corp. (b)	101,825	640,479
Silicon Motion Technology Corp. ADR- TW (b)	44,710	598,220
Varian Semiconductor Equipment	21,600	684,720

Associates, Inc. (b)
		2,376,949

Telecommunications (1.6%)

RF Micro Devices, Inc. (b)	82,800	510,048

Transportation (7.8%)

Celadon Group, Inc. (b)	37,740	663,092
Genesee & Wyoming, Inc., Class A (b)	15,900	418,329
Greenbrier Cos., Inc.	24,000	666,720
Omega Navigation Enterprises, Inc. (b)	43,050	650,91

		2,399,057

Wireless Equipment (1.9%)

Powerwave Technologies, Inc. (b)	75,400	598,676

Total Common Stocks		29,979,553

Total Investments (Cost $30,839,249) (a) - 96.6%		29,979,553
Other assets in excess of liabilities - 3.4%		1,066,306

NET ASSETS - 100.0%		$31,045,859

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
ADR	American Depositary Receipt
TW	Taiwan

Gartmore U.S. Growth Leaders Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.7%)
Aerospace & Defense (5.3%)

Boeing Co. (The)	52,140	$4,036,679
Rockwell Collins, Inc. (c)	64,030	3,417,281

		7,453,960

Agriculture (3.1%)

Archer-Daniels-Midland Co.	99,250	4,367,000

Banks (2.8%)

Wachovia Corp.	73,390	3,935,906

Basic Industry & Gold (4.1%)

Praxair, Inc. (c)	104,540	5,732,973

Computer Software & Services (15.9%)

Cisco Systems, Inc. (b)	153,900	2,747,115
Citrix Systems, Inc. (b)	131,950	4,192,052
Cognizant Technology Solutions Corp., Class A (b)	54,660	3,579,683
F5 Networks, Inc. (b)	92,590	4,290,621
Hyperion Solutions Corp. (b)	109,250	3,404,230
Red Hat, Inc. (b)	171,890	4,070,355

		22,284,056

Electronics (3.6%)

Emerson Electric Co.	63,080	4,978,274

Financial Services (10.7%)

E*TRADE Financial Corp. (b)	175,080	4,081,115
Goldman Sachs Group, Inc.	41,360	6,317,740
State Street Corp.	75,470	4,532,728

		14,931,583

Healthcare (13.7%)

Baxter Int’l, Inc.	136,800	5,745,600
Caremark Rx, Inc.	57,850	3,054,480
Covance, Inc. (b)	63,090	4,022,618
Gilead Sciences, Inc. (b)	102,900	6,326,292

		19,148,990

Hotels & Casinos (3.1%)

Starwood Hotels & Resorts Worldwide	82,030	4,313,137

Oil & Gas (8.4%)

Exxon Mobil Corp.	59,450	4,027,143
Schlumberger Ltd. ADR - NE	53,550	3,579,818
Tesoro Corp.	54,220	4,055,656

		11,662,617

Retail (8.7%)

Circuit City Stores, Inc.	150,210	3,680,145
Coach, Inc. (b)	141,860	4,072,801
CVS Corp.	132,700	4,341,944

		12,094,890

Semiconductors (5.1%)

Freescale Semiconductor, Inc. (b)	99,760	2,845,155
Marvell Technology Group Ltd. (b) (c)	228,340	4,235,707

		7,080,862

Telecommunications (8.7%)

Comverse Technology, Inc. (b)	204,100	3,955,458
Corning, Inc. (b)	206,580	3,939,481
Motorola, Inc.	185,880	4,230,628

		12,125,567

Waste Management (3.5%)

Republic Services, Inc.	122,600	4,923,616

Total Common Stocks		135,033,431

Cash Equivalents (1.1%)

Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $1,500,429)	$1,500,215	1,500,215

Total Cash Equivalents		1,500,215

Short-Term Securities Held as Collateral for Securities on Loan (7.7%)

Pool of short-term securities for Gartmore Mutual Funds - Notes to Statement of Investments (Securities Lending)	10,763,653	10,763,653

Total Short-Term Securities Held as Collateral for Securities on Loan		10,763,653

Total Investments (Cost $137,560,685) (a) - 105.5%		147,297,299
Liabilities in excess of other assets - (5.5)%		(7,724,965)

NET ASSETS - 100.0%		$139,572,334

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of July 31, 2006.

ADR	American Depositary Receipt
NE	Netherlands

Gartmore Worldwide Leaders Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.0%)
FRANCE (3.0%)
Automotive (3.0%)

Renault SA (c)	12,000	$1,311,816

GERMANY (5.0%)
Food & Beverage (2.0%)
Metro AG (c)	15,000	855,182

Machinery (3.0%)

MAN AG (c)	18,100	1,309,925

		2,165,107

ITALY (4.2%)
Banking (4.2%)

UniCredito Italiano SPA (c)	232,700	1,791,695

JAPAN (18.7%)
Automotive (2.5%)

Toyota Motor Corp. (c)	20,700	1,089,734

Electronics (3.4%)

Toshiba Corp. (c)	229,000	1,481,536

Financial Services (5.0%)

Mitsubishi UFJ Financial Group, Inc. (c)	71	994,807
Mizuho Financial Group, Inc. (c)	139	1,168,934

		2,163,741

Real Estate (5.6%)

Mitsui Fudosan Co. Ltd. (c)(d)	62,000	1,317,019
Sumitomo Realty & Development Co. Ltd. (c)	44,000	1,095,026

		2,412,045

Steel - Producers (2.1%)

Sumitomo Metal Industries Ltd. (c)	224,000	895,584

		8,042,640

NETHERLANDS (2.2%)
Steel - Producers (2.2%)

Mittal Steel Co. NV (c)	27,000	932,816

RUSSIA (1.9%)
Oil & Gas (1.9%)

Oao Rosneft Oil Co. (b) (d)	110,800	839,864

SWITZERLAND (3.3%)
Financial Services (3.3%)

Julius Baer Holding Ltd. (c)	15,350	1,425,656

UNITED KINGDOM (21.4%)
Electricity - Generation (3.0%)

Scottish Power PLC (c)	116,000	1,311,409

Financial Services (4.4%)

Lloyds TSB Group PLC (c)	190,100	1,912,903

Mining (3.0%)

Rio Tinto PLC (c)	25,200	1,309,175

Pharmaceuticals (4.1%)

AstraZeneca PLC (c)	29,100	1,776,234

Retail (3.1%)

DSG Int’l PLC (c)	353,100	1,316,356

Telecommunications (3.7%)

Vodafone Group PLC	684,863	1,487,052
Vodafone Group PLC, B Shares	782,700	117,405
		9,230,534

UNITED STATES (39.3%)
Agriculture (4.5%)

Archer-Daniels-Midland Co.	44,300	1,949,200

Computers (4.8%)

Apple Computer, Inc. (b)	30,200	2,052,392

Diversified Manufacturing (4.0%)

General Electric Co.	52,400	1,712,956

Finance (8.2%)

JP Morgan Chase & Co.	45,100	2,057,462
Lazard Ltd.	37,400	1,460,470

		3,517,932

Food & Beverage (3.9%)

Coca Cola Co. (The)	38,200	1,699,900

Hotels & Motels (1.8%)

Hilton Hotels Corp.	32,500	777,725

Oil & Gas (4.4%)

ConocoPhillips	27,700	1,901,328

Real Estate (4.8%)

CB Richard Ellis Group, Inc. (b)	87,300	2,054,169

Restaurants (2.9%)

McDonald’s Corp.	35,300	1,249,267

		16,914,869

Total Common Stocks		42,654,997

Cash Equivalents (3.1%)

Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $1,325,676)	$1,325,489	1,325,489

Total Cash Equivalents		1,325,489

Short-Term Securities Held as Collateral for Securities on Loan (11.2%)

Pool of short-term securities for Gartmore Mutual Funds – notes to Statement of Investments (Securities Lending)	4,817,620	4,817,620

Total Short-Term Securities Held as Collateral for Securities on Loan		4,817,620

Total Investments (Cost $40,887,338) (a) - 113.3%		48,798,106

Liabilities in excess of other assets - (13.3)%		(5,718,804)

NET ASSETS - 100.0%		$43,079,302

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.
(d)	All or part of the security was on loan as of July 31, 2006.

At July 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:

Euro	08/02/06	$384,317	$385,077	$(760)

Total Short Contracts		$384,317	$385,077	$(760)

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:

Japanese Yen	08/02/06	$1,086,682	$1,088,613	$1,931

Total Long Contracts		$1,086,682	$1,088,613	$1,931

Gartmore China Opportunities Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.2%)
CHINA (17.8%)
Building & Construction (3.4%)

Anhui Conch Cement Co. Ltd. (c)	190,000	$319,116
Zhejiang Expressway Co. Ltd. (c)	874,000	536,785

		855,901

E-Commerce (1.8%)

Ctrip.com International Ltd. ADR	9,200	465,658

Medical Products (2.1%)

China Medical, Inc. ADR (b)	24,700	541,424

Oil & Gas (6.2%)

China Oilfield Services Ltd. (c)	888,000	483,175
PetroChina Co. Ltd. (c)	692,000	789,980
PetroChina Co. Ltd. ADR	2,400	274,560

		1,547,715

Transportation (2.5%)

Hainan Meilan International Airport Co. Ltd. (c)	351,000	169,497
Xiamen International Port Co. Ltd. (b) (c)	2,352,000	475,459

		644,956

Utilities (1.8%)
Shanghai Electric Group Co. Ltd. (c)	1,250,000	467,646

		4,523,300

HONG KONG (74.7%)
Apparel (5.1%)

China Ting Group Holdings Ltd. (c)	1,872,000	409,631
LI Ning Co. Ltd. (c)	442,000	439,864
Prime Success International Group Ltd. (c)	792,000	448,124

		1,297,619

Auto Parts & Equipment (3.2%)

Dongfeng Motor Corp. (b) (c)	1,050,000	470,364
Minth Group Ltd. (c)	444,000	340,235

		810,599

Chemicals (4.4%)

Kingboard Chemical Holdings Ltd. (c)	236,500	693,207
Sinochem Hong Kong Holdings Ltd. (c)	1,128,000	418,175

		1,111,382

Diversified Operations (5.6%)

Beijing Enterprises Holdings Ltd. (c)	266,000	420,720
China Resources Enterprise Ltd. (c)	272,000	599,435
Melco International Development Ltd. (c)	187,000	411,313

		1,431,468

Electronics (1.6%)

Solomon Systech International Ltd. (c)	1,700,000	414,044

Food Products (4.5%)

China Yurun Food Group Ltd. (c)	627,000	497,010
COFCO International Ltd. (c)	1,116,000	643,739

		1,140,749

Gas - Distribution (1.1%)

Sinolink Worldwide Holdings Ltd. (c)	1,544,000	273,124

Home Furnishings (0.6%)

Kasen International Holdings Ltd. (c)	1,202,000	159,925

Hotels, Restaurants & Leisure (2.2%)

Regal Hotels International Holdings Ltd. (c)	7,448,000	565,343

Insurance (4.8%)

China Life Insurance Co. Ltd. (c)	472,000	796,921
Ping AN Insurance (Group) Co. of China Ltd. (c)	124,000	415,277

		1,212,198

Manufacturing (1.2%)

GST Holdings Ltd. (c)	794,000	308,606

Medical Products (6.0%)

China Shineway Pharmaceutical Group Ltd. (c)	493,000	361,030
Hengan International Group Co. (c)	350,000	543,404
Shandong Weigao Group Medical Polymer Co. Ltd. (c)	1,028,000	619,427

		1,523,861

Metal Frames (0.0%)

Moulin Global Eyecare Holdings Ltd. (b)	272,000	0

Mining (0.7%)

Lingbao Gold Co. Ltd. (c)	174,000	171,802

Motion Pictures & Services (0.2%)

Richie Multi - Media Holdings Ltd. (b) (c)	3,170,000	61,367

Oil & Gas (1.5%)

Xinao Gas Holdings Ltd. (c)	392,000	373,260

Paper Products (5.0%)

Nine Dragons Paper Holdings Ltd. (b)	605,000	474,974
Vision Grande Group Holdings Ltd. (c)	822,000	781,818

		1,256,792

Real Estate (9.6%)

Cheung Kong (Holdings) Ltd. (c)	52,000	563,528
Chinese Estates Holdings Ltd. (c)	332,000	347,199
Hong Kong Land Holdings Ltd. (c)	147,000	573,829
Hysan Development Co. (c)	200,000	562,725
Shun Tak Holdings Ltd. (c)	290,000	373,747

		2,421,028

Retail (4.8%)

Lifestyle International Holdings Ltd. (c)	298,000	557,106
Sa Sa International Holdings Ltd. (c)	726,000	247,395
Wumart Stores, Inc. (c)	134,000	408,915

		1,213,416

Semiconductors (1.6%)

Advanced Semiconductor Manufacturing Corp. (b)	2,542,000	402,407

Special Purpose Entity (1.5%)

Wharf Holdings (c)	102,000	379,305

Steel (1.8%)

Maanshan Iron & Steel Co., Class H (c)	1,472,000	460,541

Telecommunications (3.3%)

China Mobile Ltd. (c)	110,500	714,463
China Mobile Ltd. ADR	4,146	134,040

		848,503

Transportation (3.3%)

Cosco Pacific Ltd. (c)	258,000	574,866
Pacific Basin Shipping Ltd. (c)	510,000	262,542

		837,408

Water/Sewer (1.1%)

China Water Affairs Group Ltd. (b) (c)	1,100,000	272,574

		18,947,321

MALAYSIA (1.8%)
Investment Companies (1.8%)

Lion Diversified Holdings Berhad (c)	405,200	465,924

SINGAPORE (2.1%)
Education (2.1%)

Raffles Education Corp. Ltd. (c)	345,000	524,117

UNITED KINGDOM (1.8%)
Building Products - Cement/Aggregate (1.8%)

Prosperity Minerals Holdings Ltd. (b)	157,594	447,418

Total Common Stocks		24,908,080

Cash Equivalents (1.0%)

Investments in repurchase agreements (collateralized by U.S Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $256,374)	$256,338	256,338

Total Cash Equivalents		256,338

Total Investments (Cost $24,210,327) (a) - 99.2%		25,164,418
Other assets in excess of liabilities - 0.8%		208,264

NET ASSETS - 100.0%		$25,372,682

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.

ADR	American Depositary Receipt

At July 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Hong Kong Dollar	08/01/06	$17,474	$17,484	$(10)

Total Short Contracts		$17474	$17,484	$(10)

Gartmore Emerging Markets Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (92.7%)
ARGENTINA (1.2%)
Steel (1.2%)

Tenaris SA ADR	17,700	$688,884

		688,884

BRAZIL (15.5%)
Banking (2.4%)

Banco Bradesco SA	22,600	758,358
Unibanco Holdings GDR	9,100	631,267

		1,389,625

Building - Residential/Commercial (0.6%)

Rossi Residencial SA	47,800	374,241

Electric (0.9%)

Companhia Energetica de Minas Gerais ADR	12,000	523,320

Food & Beverage (1.0%)

CIA Brasileira BEB	1,417,400	573,831

Insurance (0.8%)

Porto Seguro SA	26,700	488,804

Mining (2.3%)

Companhia Vale do Rio Doce, Class A	68,060	1,360,261

Oil & Gas (4.0%)

Petroleo Brasileiro SA ADR	22,400	2,058,111
Petroleo Brasileiro SA ADR (c)	3,800	314,792

		2,372,903

Retail (1.8%)

Lojas Renner SA	18,900	1,078,448

Steel (0.9%)

Usinas Siderurgicas de Minas Gerais SA	15,500	534,729

Telecommunications (0.8%)

Tele Norte Leste Participacoes SA ADR	35,700	473,739

		9,169,901

CHINA (2.4%)
Construction Materials (0.8%)

Anhui Conch Cement Co. Ltd. (c)	296,000	497,149

Oil & Gas (1.6%)

PetroChina Co. Ltd. (d)	794,000	906,423

		1,403,572

CZECH REPUBLIC (1.5%)
Electric (1.5%)

CEZ AS (d)	24,000	881,119

EGYPT (1.1%)
Telecommunications (1.1%)

Orascom Telecom Holding SAE GDR (d)	13,700	656,023

HONG KONG (8.6%)
Automobile (1.0%)

Dongfeng Motor Group (b) (d)	1,285,200	575,725

Equipment Leasing (1.0%)

Cosco Pacific Ltd. (d)	257,000	572,638

Food & Beverage (1.0%)

China Resources Enterprise Ltd. (d)	276,300	608,911

Insurance (1.2%)

China Life Insurance Co. Ltd. (d)	420,600	710,138

Oil & Gas (2.3%)

China Petroleum (d)	1,468,000	838,324
CNOOC Ltd. (d)	704,000	602,998

Telecommunications (2.1%)

China Mobile Ltd. (d)	192,200	1,242,713

		5,151,447

INDIA (0.2%)
Beverages (0.2%)

Mcdowell & Co. Ltd. GDR (b)	16,930	96,332

INDONESIA (1.3%)
Banking (1.3%)

PT Bank Internasional Indonesia (d)	38,160,500	759,535

ISRAEL (1.1%)
Banking (1.1%)

Bank Leumi Le-Israel (d)	175,000	620,879

KAZAKHSTAN (1.0%)
Mining (1.0%)

KazakhGold Group Ltd. (b)	2,800	60,200
KazakhGold Group Ltd. (b)	23,524	505,766

		565,966

KOREA (17.0%)
Banking (2.7%)

Industrial Bank of Korea (d)	43,100	771,427
Kookmin Bank ADR	10,400	896,896

		1,668,323

Building - Residential/Commercial (1.9%)

Hanjin Heavy Industries & Construction Co. Ltd. (d)	19,050	539,119
Hyundai Development Co. (d)	11,960	555,883

		1,095,002

Communications Equipment (0.1%)

KH Vatec Co. Ltd. (b) (d)	4,086	57,389

Construction (0.2%)

Macquarie Korea (b)	18,700	127,160

Electronics (2.2%)

Samsung Electronics Co. Ltd. (d)	2,032	1,293,416

Financial Services (2.7%)

Hana Financial Group, Inc. (d)	37,469	1,675,324

Metals & Mining (1.7%)

Korea Zinc Co. (d)	11,000	976,604

Oil & Gas (1.1%)

SK Corp. (d)	9,350	655,730

Retail (1.2%)

Lotte Shopping Co. Ltd. GDR (b)	39,731	678,605

Telecommunications (1.7%)

Samsung Electronics ADR	4,154	981,383

Tobacco (1.5%)

KT&G Corp. (d)	14,500	874,891

		10,083,827

LEBANON (0.1%)
Hotels & Lodging (0.1%)

Kingdom Hotel Investments (b)	4,600	31,188

LUXEMBOURG (1.3%)
Steel (1.3%)

Ternium SA ADR (b)	32,200	792,120

MALAYSIA (3.1%)
Agricultural Operations (1.7%)

IOI Corp. Berhad (d)	211,800	944,753

Banking (1.4%)

Bumiputra-Commerce Holdings Bhd (d)	508,100	854,587

		1,799,340

MEXICO (6.9%)
Building Products (1.4%)

Cemex SA de CV ADR	29,400	832,608

Financial Services (1.3%)

Grupo Financiero Banorte SA de CV	289,117	794,089

Retail (1.3%)

Wal-Mart de Mexico SA de CV	247,400	763,037

Steel (0.6%)

Industrias CH SA (b)	112,400	329,231

Telecommunications (2.3%)

America Movil SA de CV ADR	37,600	1,345,328

		4,064,293

PERU (1.1%)
Metals & Mining (1.1%)

Compainia de Minas Buenaventura ADR	22,000	640,420

RUSSIA (8.1%)
Automobile (0.6%)

JSC Severstal - Avto (d)	20,185	372,862

Banking (0.6%)

Sberbank	205	364,900

Electric (1.2%)

RAO Unified Energy System GDR	9,500	698,250

Oil & Gas (4.7%)

OAO Gazprom GDR (d)	38,300	1,595,961
OAO Rosneft Oil Co. (b)	66,300	502,554
Surgutneftegaz ADR (b)	8,800	647,680

		2,746,195

Telecommunications (1.0%)

Mobile Telesystems (b)	18,600	594,084

		4,776,291

SOUTH AFRICA (7.4%)
Banking (1.6%)

ABSA Group Ltd. (d)	67,369	995,303

Diversified Operations (0.9%)

Barloworld Ltd. (d)	30,789	513,423

Mining (1.1%)

Harmony Gold Mining Co. Ltd. (b) (d)	44,800	639,433

Oil & Gas (1.4%)

Sasol Ltd. (d)	22,400	815,078

Retail (0.8%)

Truworths International Ltd. (d)	142,400	462,197

Telecommunications (1.6%)

MTN Group Ltd. (d)	122,052	933,542

		4,358,976

TAIWAN (10.5%)
Agricultural Products (0.7%)

Taiwan Fertilizer Co. Ltd. (d)	270,000	432,825

Banking (0.5%)

TA Chong Bank Ltd. (d)	1,016,820	284,669

Building Products (1.1%)

Taiwan Cement Corp. (d)	898,700	663,541

Computer Hardware (0.8%)

Asustek Computer, Inc. (d)	215,000	483,530

Electronics (2.1%)

Delta Electronics, Inc. (d)	215,500	581,232
Hon Hai Precision Industry Co. Ltd. (d)	106,000	628,911

		1,210,143

Financial Services (1.3%)

Shin Kong Financial Holding Co. Ltd. (d)	742,000	772,303

Semiconductors (3.0%)

MediaTek, Inc. (d)	104,000	948,562
Taiwan Semiconductor Manufacturing Co. Ltd. (d)	150,000	253,957
Vanguard International Semiconductor Corp. (d)	959,163	581,022

		1,783,541

Technology (1.0%)

Unimicron Technology Corp. (d)	487,000	594,797

		6,225,349

THAILAND (2.3%)
Financial Services (0.4%)

Phatra Securities Co. (d)	203,000	215,813

Mining (1.0%)

Banpu Public Co. Ltd.	159,700	586,608

Oil & Gas (0.9%)

Thai Oil Public Co. Ltd.	326,700	556,950

		1,359,371

TURKEY (1.0%)
Banking (1.0%)

Turkiye Vakiflar Bankasi T.A.O. (d)	141,278	591,345

Total Common Stocks		54,716,178

Participation Notes (5.8%)
INDIA (5.8%)
Automobile (1.0%)

Tata Motors Ltd., 0.00% (d)	36,200	577,028

Building Materials (1.8%)

India Cements Ltd., 0.00%, 01/16/11 (b) (d)	266,903	1,054,267

Chemicals (0.9%)

Reliance Industries Ltd. (d)	25,351	532,878

Telecommunications (2.1%)

Bharti Airtel Ltd., 0.00%, 04/27/07 (b) (d)	149,631	1,231,017

Total Participation Notes		3,395,190

Total Investments (Cost $54,400,434) (a) - 98.5%		58,111,368
Other assets in excess of liabilities - 1.5%		857,889

NET ASSETS - 100.0%		$58,969,257

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Preferred Stock.
(d)	Fair Valued Security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At July 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
South African Rand	08/01/06	$54,314	$54,779	$(465)
South African Rand	08/03/06	5,051	4,990	61

Total Short Contracts		$59,365	$59,769	$(404)

Gartmore International Growth Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.0%)
ARGENTINA (0.9%)
Steel (0.9%)

Tenaris SA (c)	19,230	$367,815

AUSTRALIA (1.8%)
Pharmaceuticals (1.8%)

CSL Ltd. (c)	17,700	716,626

CANADA (7.3%)
Aluminum (1.5%)

Alcan, Inc. ADR	12,990	594,422

Mining (3.7%)

Hudbay Minerals, Inc. (b)	44,200	611,784
Inco Ltd. ADR	10,776	838,050

		1,449,834

Oil & Gas (2.1%)

Suncor Energy, Inc.	9,936	801,361

		2,845,617

FINLAND (0.9%)
Telecommunications (0.9%)

Nokia Oyj (c)	17,800	353,325

FRANCE (11.0%)
Banking (3.8%)

BNP Paribas SA (c)	6,959	677,766
Societe Generale (c)	5,270	786,869

		1,464,635

Diversified Operations (1.6%)

LVMH Moet Hennessy SA (c)	6,325	635,654

Engineering (1.2%)

Alstom SA (b) (c)	5,560	483,245

Food Products & Services (1.9%)

Groupe Danone (c)	5,670	749,481

Oil & Gas (1.5%)

Total SA (c)	8,500	578,803

Utilities (1.0%)

Suez SA (c)	9,170	380,182

		4,292,000

GERMANY (5.6%)
Consumer Goods (1.8%)

Puma AG (c)	2,060	749,019

Machinery (1.8%)

MAN AG (c)	9,700	702,004

Pharmaceuticals (1.0%)

Merck KGaA (c)	4,100	374,167

Utilities (1.0%)

E. ON AG (c)	3,100	373,936

		2,199,126

IRELAND (2.8%)
Beverages (1.9%)

C&C Group PLC (c)	71,200	752,042

Building & Construction (0.9%)

CRH PLC (c)	11,100	357,849

		1,109,891

ITALY (3.3%)
Banking (3.3%)

Capitalia SPA (c)	64,700	543,205
UniCredito Italiano SPA (c)	95,210	733,078

		1,276,283

JAPAN (19.0%)
Automotive (3.9%)

Suzuki Motor Corp. (c)	33,800	828,090
Toyota Motor Corp. (c)	13,100	689,639

		1,517,729

Chemicals (1.3%)

Shin-Etsu Chemical Co. Ltd. (c)	9,000	521,830

Electronics (1.9%)

Canon, Inc. (c)	15,500	740,123

Financial Services (5.3%)

Mitsubishi UFJ Financial Group, Inc. (c)	49	686,557
Mizuho Financial Group, Inc. (c)	87	731,634
Sumitomo Mitsui Financial Group, Inc. (c)	59	628,499

		2,046,690

Real Estate (1.5%)

Mitsui Fudosan Co. Ltd. (c)	28,000	594,783

Retail (1.4%)

Citizen Watch Co. Ltd. (c)	65,000	556,731

Textile Products (1.8%)

Toray Industries, Inc. (c)	82,000	689,144

Tobacco (1.9%)

Japan Tobacco, Inc. (c)	198	759,494

		7,426,524

MEXICO (0.9%)
Financial Services (0.9%)

Grupo Financiero Banorte SA de CV	131,270	360,546

NETHERLANDS (3.7%)
Brewery (2.1%)

Heineken NV (c)	17,400	818,689

Steel - Producers (1.6%)

Mittal Steel Co. NV (c)	17,600	608,058

		1,426,747

NORWAY (4.3%)
Oil & Gas (3.3%)

Norsk Hydro ASA (c)	22,800	653,315
Statoil ASA (c)	21,750	651,281

		1,304,596

Telecommunications (1.0%)

Telenor ASA (c)	30,000	382,486

		1,687,082

SOUTH AFRICA (1.6%)
Oil & Gas (1.6%)

Sasol Ltd. (c)	17,400	633,141

SOUTH KOREA (1.8%)
Electronics (1.8%)

Hynix Semiconductor, Inc. (b) (c)	9,810	333,725
Samsung Electronics Co. Ltd. GDR (c)	1,190	378,718

		712,443

SPAIN (1.2%)
Telecommunications (1.2%)

Telefonica SA (c)	27,100	458,397

SWEDEN (1.4%)
Metals (1.4%)

Assa Abloy AB, Class B (c)	34,100	561,560

SWITZERLAND (2.8%)
Engineering (1.4%)

ABB Ltd. (c)	40,980	530,331

Pharmaceuticals (1.4%)

Roche Holding AG (c)	3,200	569,641

		1,099,972

UNITED KINGDOM (26.7%)
Aerospace & Defense (2.1%)

Rolls-Royce Group PLC (c)	100,140	825,110

Apparel Manufacturers (1.7%)

Burberry Group PLC (c)	75,850	673,838

Electricity - Generation (1.6%)

Scottish Power PLC (c)	54,300	613,875

Financial Services (2.2%)

Lloyds TSB Group PLC (c)	84,160	846,870

Insurance (3.0%)

Legal & General Group PLC (c)	229,350	532,469
Prudential PLC (c)	60,600	637,271

		1,169,740

Metals (2.8%)

Corus Group PLC (c)	90,558	727,089
Vedanta Resources PLC (c)	14,170	350,280

		1,077,369

Mining (2.8%)

Antofagasta PLC (c)	85,400	668,281
Xstrata PLC (c)	9,610	413,027

		1,081,308

Pharmaceuticals (2.0%)

AstraZeneca PLC (c)	12,870	785,572

Retail (1.6%)

DSG International PLC (c)	165,700	617,729

Tobacco (1.6%)

Imperial Tobacco Group PLC (c)	19,100	624,536

Transportation (1.4%)

British Airways PLC (b) (c)	74,810	541,006

Utilities (3.9%)

International Power PLC (c)	134,700	741,464
Pennon Group PLC	87,816	811,912

		1,553,376

		10,410,329

Total Common Stocks		37,937,424

Cash Equivalents (2.4%)

Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $932,082)	$931,951	931,951

Total Cash Equivalents		931,951

Total Investments (Cost $36,346,200) (a) - 99.4%		38,869,375
Other assets in excess of liabilities - 0.6%		217,351

NET ASSETS - 100.0%		$39,086,726

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At July 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Japanese Yen	08/01/06	$447,671	$451,396	$3,725
South African Rand	08/02/06	35,998	36,278	280

Total Long Contracts		$483,669	$487,674	$4,005

Gartmore Convertible Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Convertible Bonds (55.8%)
Airlines (2.2%)

UAL Corp., 5.00%, 02/01/21	$1,050,000	$953,820

Biological Products (3.0%)

Genzyme Corp., 1.25%, 12/01/23	1,150,000	1,263,563

Computer Peripherals (1.5%)

Electronics For Imaging, 1.50%, 06/01/23	630,000	621,338

Computer Services (2.8%)

Electronic Data Systems, 3.88%, 07/15/23	1,200,000	1,201,500

Computers (3.5%)

Intel Corp., 2.95%, 12/15/35	160,000	133,200
Intel Corp., 2.95%, 12/15/35 (b)	1,645,000	1,369,462

		1,502,662

Consulting Services (1.0%)

FTI Consulting, 3.75%, 07/15/12	50,000	55,188
FTI Consulting, 3.75%, 07/15/12 (b)	340,000	375,275

		430,463

Cruise Lines (1.4%)

Carnival Corp., 1.13%, 04/29/33	915,000	586,744

Diversified Financial Services (6.0%)

American Express Credit Corp., 1.85%, 12/01/33	1,235,000	1,244,263
SLM Corp., 5.44%, 07/25/35	1,280,000	1,284,351

		2,528,614

Health Care (2.6%)

Fisher Scientific International, Inc, 3.25%, 03/01/24	975,000	1,092,000

Industrial Goods & Services (3.6%)

Citigroup Funding, Inc., 1.00%, 07/20/12	1,640,000	1,512,899

Insurance (2.1%)

PMI Group, Inc., 2.50%, 07/15/21	860,000	869,675

Media (2.1%)

Walt Disney Co., 2.13%, 04/15/23	810,000	896,063

Medical Equipment & Supplies (2.1%)

Medtronic, Inc., 1.50%, 04/15/11 (b)	870,000	880,875

Oil & Gas (1.0%)

Nabors Industries, Inc., 0.94%, 05/15/11 (b)	420,000	420,525

Pharmaceuticals (7.1%)

Axcan Pharma, Inc., 4.25%, 04/15/08	1,060,000	1,103,725
MGI Pharma, Inc., 1.68%, 03/02/24	1,005,000	626,869
Wyeth, 5.11%, 01/15/24	1,250,000	1,328,749

		3,059,343

Semiconductor Equipment (2.5%)

Cymer Inc, 3.50%, 02/15/09	1,055,000	1,064,231

Software & Services (1.8%)

Euronet Worldwide, Inc., 3.50%, 10/15/25	310,000	301,475
Euronet Worldwide, Inc., 3.50%, 10/15/25 (b)	485,000	471,663

		773,138

Technology (3.6%)

Liberty Media Corp., 3.50%, 01/15/31	1,490,000	1,508,624

Telecommunications (1.0%)

ADC Telecommunications, 5.80%, 06/15/13	470,000	432,400

Transportation (1.6%)

Greenbriar, 2.38%, 05/15/26 (b)	730,000	661,563

Utility (3.3%)

Centerpoint Energy, Inc., 2.88%, 01/15/24	630,000	693,000
Dominion Resources, Inc., 2.13%, 12/15/23	650,000	703,625

		1,396,625

Total Convertible Bonds		23,656,665

Convertible Preferred Stocks (16.2%)
Biotechnology (1.7%)

Amgen, Inc.	10,410	735,612

Building Materials (2.5%)

TXI Capital Trust I	20,890	1,081,058

Commercial Services (1.5%)

United Rentals Trust I	13,500	627,750

Crude Petroleum & Natural Gas (1.0%)

Chesapeake Energy Corp.	4,450	436,100

Diversified Financial Services (3.2%)

Marshall & Ilsley Corp.	50,950	1,374,631

Insurance (4.2%)

Reinsurance Group of America, Inc.	9,250	573,500
Travelers Property Casualty	47,415	1,164,512

		1,738,012

Savings & Loans (2.1%)

Sovereign Cap Trust IV	19,750	883,813

Total Convertible Preferred Stocks		6,876,976

Cash Equivalents (9.5%)

Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.14%, dated 07/3106, due 08/01/06, repurchase price $4,031,596)	4,031,028	4,031,028
Total Cash Equivalents		4,031,028

Total Investments (Cost $35,114,785) (a) - 81.5%		34,564,669
Other assets in excess of liabilities - 18.5%		7,836,516

NET ASSETS - 100.0%		$42,401,185

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore High Yield Bond Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Principal Amount	Value
Corporate Bonds (91.0%)
Advertising Services (1.6%)

R.H. Donnelley Corp., 6.88%, 01/15/13 (c)	$75,000	$68,063
R.H. Donnelley Corp., 6.88%, 01/15/13 (c)	100,000	90,750
WDAC Subsidiary Corp., 8.38%, 12/01/14 (c)	200,000	199,000

		357,813

Aerospace & Defense Equipment (1.3%)

K&F Acquisition, Inc., 7.75%, 11/15/14	45,000	44,213
Sequa Corp., 9.00%, 08/01/09	125,000	131,562
Vought Aircraft Industries, Inc., 8.00%, 07/15/11	125,000	115,000

		290,775

Apparel (1.2%)

Broder Bros Co., 11.25%, 10/15/10	120,000	111,600
Levi Strauss & Co., 9.75%, 01/15/15	165,000	169,125

		280,725

Auto (0.8%)

General Motors, 8.38%, 07/15/33	120,000	98,400
Hertz Corp., 8.88%, 01/01/14 (c)	50,000	52,125
Hertz Corp., 10.50%, 01/01/16 (c)	30,000	32,625

		183,150

Auto Parts & Equipment (2.1%)

Federal-Mogul Corp., 7.50%, 01/15/09 (b)	150,000	86,250
Goodyear Tire & Rubber, 9.00%, 07/01/15	125,000	120,312
H&E Equipment, 8.38%, 07/15/16 (c)	50,000	50,500
TRW Automotive, Inc., 9.38%, 02/15/13	92,000	97,750
TRW Automotive, Inc., 11.00%, 02/15/13	35,000	38,238
United Rentals North America, Inc., 7.00%, 02/15/14	85,000	77,775

		470,825

Building & Construction (1.2%)

Ply Gem Industries, Inc., 9.00%, 02/15/12	95,000	83,125
WCI Communities, Inc., 9.13%, 05/01/12	200,000	180,000

		263,125

Building Air Conditioning (0.7%)

Goodman Global Holdings, 7.88%, 12/15/12	175,000	162,313

Cable & Satellite (6.0%)

Adelphia Communications, 0.00%, 01/15/07 (b)	40,000	42,700
Adelphia Communications, 0.00%, 10/01/10 (b)	125,000	73,125
Cablevision Systems Corp., 8.00%, 04/15/12	350,000	346,499
Charter Communications Holdings LLC, 8.63%, 04/01/09	325,000	271,374
Charter Communications Holdings LLC, 8.38%, 04/30/14 (c)	85,000	85,638
Charter Communications Holdings LLC, 11.00%, 10/01/15	165,000	148,088
Charter Communications Holdings, Series B, 10.25%, 01/15/10	175,000	140,000
Intelsat Ltd., 7.63%, 04/15/12	185,000	154,244
Mediacom LLC, 9.50%, 01/15/13	100,000	101,250

		1,362,918

Chemicals (5.6%)

BCP Crystal Holdings Corp., 9.63%, 06/15/14	81,000	86,974
Equistar Chemical Funding, 10.13%, 09/01/08	105,000	110,513
Huntsman Corp., 10.13%, 07/01/09	100,000	101,500
Huntsman International LLC, 11.50%, 07/15/12	100,000	111,500
Huntsman International LLC, 7.38%, 01/01/15 (c)	105,000	97,519
IMC Global, Inc., 11.25%, 06/01/11	70,000	74,113
Koppers Industry, Inc., 9.88%, 10/15/13	86,000	93,095
Lyondell Chemical Co., 9.50%, 12/15/08	112,000	115,080
Nalco Company, 8.88%, 11/15/13	115,000	116,150
Polyone Corp., 10.63%, 05/15/10	110,000	118,249
Solutia, Inc., 11.25%, 07/15/09	80,000	79,400
Westlake Chemicals, 6.63%, 01/15/16	175,000	162,749

		1,266,842

Communication & Mobile (3.1%)

American Tower Corp., 7.13%, 10/15/12	175,000	175,875
Intelsat Bermuda Ltd, 8.25%, 01/15/13	85,000	83,088
Intelsat Bermuda Ltd., 11.25%, 06/15/16 (c)	205,000	207,050
Rogers Wireless, Inc., 8.00%, 12/15/12	60,000	61,800
Ubiquitel Operating Co., 9.88%, 03/01/11	170,000	184,875

		712,688

Computer Services (0.9%)

Solar Capital Corp., 10.25%, 08/15/15	40,000	40,550
Sungard Data Systems, Inc., 9.13%, 08/15/13	50,000	51,063
Unigraphics Solutions, Inc., 10.00%, 06/01/12	110,000	118,387

		210,000

Computer Software (0.3%)

UGS Capital Corp II, 10.00%, 06/01/11 (c)	75,000	74,625

Construction Machinery (0.4%)

Case New Holland, Inc., 9.25%, 08/01/11	85,000	89,569

Consumer Products & Services (0.7%)

Iron Mountain, Inc., 7.75%, 01/15/15	85,000	82,875
Sealy Mattress Co., 8.25%, 06/15/14	85,000	85,000

		167,875

Containers (2.8%)

Crown Americas, Inc., 7.63%, 11/15/13 (c)	85,000	83,938
Crown Cork & Seal, 8.00%, 04/15/23	175,000	161,874
Owens Brockway Glass Containers, 6.75%, 12/01/14	60,000	56,250
Owens Illinois, Inc., 7.50%, 05/15/10	105,000	103,425
Pliant Corp., 11.63%, 06/15/09	1,569	1,728
Silgan Holdings, Inc., 6.75%, 11/15/13	50,000	49,500
Solo Cup Co., 8.50%, 02/15/14	85,000	73,525
Stone Container Corp., 9.75%, 02/01/11	64,000	65,440
Tekni-Plex, Inc., 10.88%, 08/15/12 (c)	40,000	44,300

		639,980

Cosmetics & Toiletries (0.6%)

Del Laboratories, Inc., 8.00%, 02/01/12	45,000	38,250
Elizabeth Arden, Inc., 7.75%, 01/15/14	110,000	108,075

		146,325

Data Services (0.5%)

Seitel Inc., 11.75%, 07/15/11	95,000	106,875

Diversified Manufacturing Operations (0.2%)

Blount, Inc., 8.88%, 08/01/12	55,000	55,550

E-Commerce (0.3%)

FTD, Inc., 7.75%, 02/15/14	73,000	70,263

Electric Services (0.4%)

Midwest Generation LLC, 8.75%, 05/01/34	95,000	101,056

Electronics (0.5%)

Amkor Technologies, Inc., 7.13%, 03/15/11	80,000	71,600
Itron, Inc., 7.75%, 05/15/12	50,000	51,000

		122,600

Energy (0.2%)

NRG Energy, Inc., 7.38%, 02/01/16	40,000	39,100

Finance (4.4%)

Atlantic Broadband Finance, 9.38%, 01/15/14	175,000	166,250
E*TRADE Financial Corp., 7.88%, 12/01/15	50,000	51,625
Ford Motor Credit Co., 8.63%, 11/01/10	200,000	192,263
General Motors Acceptance Corp., 7.00%, 02/01/12	210,000	203,269
General Motors Acceptance Corp., 8.00%, 11/01/31	140,000	137,298
Global Cash Accounting & Finance, 8.75%, 03/15/12	110,000	116,325
Ipayment, Inc., 9.75%, 05/15/14 (c)	75,000	75,000
Labranche & Co., 9.50%, 05/15/09	60,000	61,800

		1,003,830

Food & Beverage (1.2%)

Pilgrims Pride Corp, 9.63%, 09/15/11	150,000	157,125
Pilgrims Pride Corp., 9.25%, 11/15/13	50,000	50,125
Stater Bros. Holdings, 8.13%, 06/15/12	75,000	74,438

		281,688

Forestry (0.5%)

Tembec Industries, Inc., 8.50%, 02/01/11	220,000	112,750

Gaming (6.4%)

American Casino & Entertainment, 7.85%, 02/01/12	55,000	55,138
Boyd Gaming Corp., 6.75%, 04/15/14	105,000	98,438
Circus & Eldorado, 10.13%, 03/01/12	55,000	58,163
Hard Rock Hotel, Inc., 8.88%, 06/01/13	110,000	117,975
Herbst Gaming, Inc., 8.13%, 06/01/12	200,000	202,999
Jacobs Entertainment, 9.75%, 06/15/14 (c)	105,000	104,475
Majestic Star LLC, 9.75%, 01/15/11	95,000	93,575
MGM Mirage, Inc., 9.75%, 06/01/07	170,000	174,462
Park Place Entertainment Corp., 8.13%, 05/15/11	210,000	220,499
Pokagon Gaming Authority, 10.38%, 06/15/14 (c)	105,000	109,725
Poster Financial Group, 8.75%, 12/01/11	60,000	61,950
Station Casinos, Inc., 6.00%, 04/01/12	130,000	122,038

		1,419,437

Healthcare (1.6%)

Ameripath, Inc., 10.50%, 04/01/13	110,000	115,775
Iasis Healthcare Corp., 8.75%, 06/15/14	150,000	144,000
Tenet Healthcare Corp., 6.88%, 11/15/31	150,000	112,875

		372,650

Human Resources (0.8%)

Team Health Inc., 11.25%, 12/01/13	175,000	181,125

Leisure (1.5%)

Gaylord Entertainment Co., 8.00%, 11/15/13	50,000	50,688
Host Marriott LP, 7.13%, 11/01/13	100,000	100,125
Universal City Florida, 8.38%, 05/01/10	100,000	101,000
Vail Resorts, Inc., 6.75%, 02/15/14	105,000	99,750

		351,563

Manufacturing (1.0%)

Reddy Ice Holdings, Inc., 10.50%, 11/01/12	260,000	219,700

Media (2.0%)

Canwest Media, Inc., 8.00%, 09/15/12	115,000	112,125
LBI Media, Inc., 10.13%, 07/15/12	250,000	265,000
LBI Media, Inc., 0.00%, 10/15/13	85,000	70,125

		447,250

Medical (2.9%)

Angiotech Pharmaceutical, 7.75%, 04/01/14 (c)	110,000	106,425
CDRV Investors, Inc., 0.00%, 01/01/15	155,000	109,663
Elan Fin PLC/Elan Fin CP, 7.75%, 11/15/11	95,000	91,200
Triad Hospitals, Inc., 7.00%, 11/15/13	100,000	95,500
Warner Chilcott Corp., 8.75%, 02/01/15	250,000	248,125

		650,913

Metals & Mining (2.1%)

AK Steel Corp., 7.75%, 06/15/12	95,000	93,575
Century Aluminum Co., 7.50%, 08/15/14	60,000	59,700
Chaparral Steel Co., 10.00%, 07/15/13	55,000	60,638
Novelis, Inc., 7.25%, 02/15/15 (c)	105,000	101,588
Wise Metals Group, 10.25%, 05/15/12	175,000	150,499

		466,000

Oil & Gas (10.5%)

ANR Pipeline Co., 8.88%, 03/15/10	150,000	158,513
Atlas Pipeline Partners, 8.13%, 12/15/15 (c)	50,000	50,375
Chesapeake Energy Corp, 7.63%, 07/15/13	160,000	162,600
Dynegy Holdings, Inc., 8.38%, 05/01/16 (c)	95,000	93,338
EL Paso Corp., 7.75%, 06/15/10 (c)	325,000	331,499
EL Paso Corp., 7.42%, 02/15/37 (c)	175,000	163,625
EL Paso Production Holdings, 7.75%, 06/01/13	200,000	203,249
Forest Oil Corp., 8.00%, 06/15/08	40,000	40,950
Giant Industries, 11.00%, 05/15/12	70,000	75,600
Giant Industries, 8.00%, 05/15/14	155,000	154,225
KCS Energy Inc., 7.13%, 04/01/12	65,000	62,075
Ocean Rig Norway AS, 8.38%, 07/01/13 (c)	115,000	118,450
Petrobras International Finance, 9.13%, 07/02/13	85,000	98,175
Southern Natural Gas, 8.88%, 03/15/10	125,000	132,094
Stone Energy Corp., 8.24%, 07/15/10 (c)	100,000	100,000
Tesora Corp., 6.25%, 11/01/12 (c)	75,000	71,906
Whiting Petroleum Corp., 7.00%, 02/01/14	50,000	49,000
Williams Cos., Inc., 8.13%, 03/15/12	85,000	89,038
Williams Cos., Inc. Series A, 7.50%, 01/15/31	210,000	202,125

		2,356,837

Paper & Forest Products (1.3%)

Appleton Papers, Inc., 9.75%, 06/15/14	105,000	104,474
Boise Cascade LLC, 7.13%, 10/15/14	45,000	39,713
JSG Funding PLC, 7.75%, 04/01/15	85,000	77,563
Newpage Corp., 12.00%, 05/01/13	80,000	83,400

		305,150

Paper & Forest Products (0.2%)

Verso Paper Holdings LLC, 9.13%, 08/01/14 (c)	50,000	50,000

Physical Therapy (1.0%)

Healthsouth Corp, 10.75%, 06/15/16 (c)	170,000	162,350
Psychiatric Solutions, 7.75%, 07/15/15	75,000	72,750

		235,100

Publishing (0.8%)

CBD Media Holdings, 9.25%, 07/15/12	175,000	171,938

Retail (1.7%)

Finlay Fine Jewelry Corp., 8.38%, 06/01/12	50,000	43,875
Inergy LP/Inergy Finance, 8.25%, 03/01/16	50,000	51,000
Jean Coutu Group PJC, Inc., 8.50%, 08/01/14	180,000	168,075
Toys R Us, Inc., 7.63%, 08/01/11	155,000	127,681

		390,631

Schools (0.2%)

Education Management LLC, 10.25%, 06/01/16 (c)	35,000	35,350

Special Purpose Entity (0.2%)

Hughes Network Systems, 9.50%, 04/15/14 (c)	45,000	44,775

Storage (0.4%)

Mobile Services Group, Inc., 9.75%, 08/01/14 (c)	100,000	101,250

Technology (1.4%)

Lucent Technologies, 6.45%, 03/15/29	110,000	93,775
Sanmina-SCI Corp., 8.13%, 03/01/16	105,000	102,375
Xerox Corp., 7.63%, 06/15/13	125,000	126,250

		322,400

Telecommunication Services (8.4%)

Centennial Communication, 10.00%, 01/01/13	75,000	74,813
Centennial Communications, 8.13%, 02/01/14	175,000	170,188
Digicel Ltd., 9.25%, 09/01/12 (c)	225,000	234,563
Insight Midwest, 10.50%, 11/01/10	125,000	130,000
Nextel Communications, 8.13%, 07/01/11	200,000	209,250
Nordic Telephone Co., 8.88%, 05/01/16 (c)	75,000	77,250
Panamsat Corporation, 9.00%, 06/15/16 (c)	55,000	56,169
Qwest Communication International, 7.25%, 02/15/11	250,000	245,624
Qwest Corp., 8.88%, 03/15/12	255,000	274,762
Rural Cellular Corp., 9.75%, 01/15/10	160,000	160,400
Rural Cellular Corp., 9.88%, 02/01/10	250,000	258,749

		1,891,768

Theaters (0.3%)

AMC Entertainment Inc., 9.88%, 02/01/12	75,000	75,656

Transportation Services (2.4%)

American Commercial Lines, 9.50%, 02/15/15	49,000	53,226
CHC Helicopter Corp., 7.38%, 05/01/14	105,000	98,700
Greenbrier Companies, Inc., 8.38%, 05/15/15	55,000	55,894
PHI, Inc., 7.13%, 04/15/13 (c)	225,000	210,938
Quality Distribution, 9.00%, 11/15/10	130,000	123,500

		542,258

Utilities (4.7%)

AES Corp., 8.75%, 05/15/13 (c)	235,000	251,449
Allegheny Energy Supply, 8.25%, 04/15/12 (c)	85,000	90,525
Aquila, Inc., 7.63%, 11/15/09	105,000	107,739
Calpine Corp, 8.75%, 07/15/13 (b) (c)	75,000	72,375
Calpine Corp., 8.50%, 02/15/11 (b)	80,000	39,000
CMS Energy Corp., 9.88%, 10/15/07	170,000	177,225
Edison Mission Energy, 7.73%, 06/15/09	70,000	71,050
Mission Energy Holding, 13.50%, 07/15/08	175,000	195,563
Reliant Resources, Inc., 9.25%, 07/15/10	50,000	51,250

		1,056,176

Waste Management (0.9%)

Allied Waste North America, 7.38%, 04/15/14	105,000	100,013
Allied Waste North America, 7.25%, 03/15/15	110,000	106,150

		206,163

Wholesale Distribution (0.8%)

Aviall, Inc., 7.63%, 07/01/11	80,000	83,400
Buhrmann U.S., Inc., 8.25%, 07/01/14	90,000	89,325

		172,725

Total Corporate Bonds		20,530,412

Yankee Bonds (0.6%)
Paper & Forest Products (0.6%)
Abitibi Consolidated, Inc., 7.75%, 06/15/11	75,000	68,625
Abitibi Consolidated, Inc., 6.00%, 06/20/13	85,000	69,700

Total Yankee Bonds		138,325

Preferred Stocks (0.7%)
Broadcasting (0.5%)

Spanish Broadcasting Systems, Inc., 10.75% 10/15/13	102	109,550

Communication & ISP (0.0%)

Rhythms NetConnections, Inc., 6.75%, 03/03/12 (c) (e)	1,691	0

Real Estate Investment Trusts (0.2%)

iStar Financial, Inc., 7.80% 09/29/08	2,215	55,397

Total Preferred Stocks		164,947

Warrants (0.0%)
Fixed Communications (0.0%)

Maxcom Telecommunications SA, 04/01/07 (d) (e)	46	0

Total Warrants		0

Cash Equivalents (7.9%)

Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $1,796,083)	1,795,830	1,795,830

Total Cash Equivalents		1,795,830

Total Investments (Cost $23,051,237) (a) - 100.2%		22,739,177
Liabilities in excess of other assets - (0.2)%		(44,025)

NET ASSETS - 100.0%		$22,695,152

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Security in default.
(c)	Represents a restricted security acquired and eligible for resale under rule 144a, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	Denotes a non-income producing security
(e)	Security has deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

Gartmore Micro Cap Equity Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.1%)
Advertising Services (1.7%)

24/7 Real Media, Inc. (b) (c)	238,000	$1,887,340

Auto Parts & Equipment (1.5%)

Impco Technologies, Inc. (b) (c)	165,900	1,673,931

Bank Holdings Companies (2.2%)

Pacific Premier Bancorp, Inc. (b)	7,968	88,684
Royal Bancshares of Pennsylvania, Inc., Class A (c)	41,533	1,092,318
Vineyard National Bancorp Co. (c)	47,500	1,324,300

		2,505,302

Business Services (1.5%)

PeopleSupport, Inc. (b)	142,800	1,717,884

Capital Goods (2.1%)

Parlux Fragrances, Inc. (b) (c)	255,000	2,356,200

Computer Software & Services (10.5%)

Indus International, Inc. (b) (c)	448,200	1,057,752
MapInfo Corp. (b)	123,400	1,414,164
Radiant Systems, Inc. (b)	170,000	1,864,899
Smith Micro Software, Inc. (b) (c)	122,200	1,559,272
SumTotal Systems, Inc. (b)	230,708	1,257,359
TechTeam Global, Inc. (b) (c)	155,073	1,344,483
Tumbleweed Communications Corp. (b)	594,100	1,669,421
Website Pros, Inc. (b)	194,800	1,803,848

		11,971,198

Consulting Services (2.4%)

Perficient, Inc. (b)	108,500	1,343,230
TRX, Inc. (b)	168,800	1,363,904

		2,707,134

Cosmetics (1.4%)

CCA Industries, Inc.	167,700	1,633,398

E-Commerce (1.0%)

eDiets.com, Inc. (b) (c)	274,000	1,096,000

Electronics (8.3%)

Cyberoptics Corp. (b) (c)	135,600	1,766,868
International DisplayWorks, Inc. (b) (c)	393,300	1,872,108
Novatel Inc. (b)	46,100	1,978,151
NVE Corp. (b) (c)	122,500	2,641,099
Peerless Systems Corp. (b)	249,530	1,185,268

		9,443,494

Engineering Services (1.5%)

ENGlobal Corp. (b) (c)	220,800	1,678,080

Financial (2.8%)

FirstCity Financial Corp. (b) (c)	120,000	1,224,000
Medallion Financial Corp. (c)	158,308	1,937,690

		3,161,690

Food Products & Services (1.6%)

SunOpta, Inc. (b) (c)	210,000	1,845,900

Healthcare (2.2%)
Allied Healthcare International, Inc. (b)	447,500	1,212,725
Option Care, Inc. (c)	116,500	1,317,615

		2,530,340

Household appliances (1.4%)

Cybex International Inc (b) (c)	285,090	1,570,846

Human Resources (1.5%)

Kforce, Inc. (b) (c)	136,300	1,699,661

Insurance Brokers (1.3%)

James River Group, Inc. (b)	54,200	1,487,248

Internet (4.9%)

Health Grades, Inc. (b)	325,000	1,381,250
Imergent, Inc. (b)	153,500	1,949,450
TheStreet.com, Inc.	128,500	1,210,470
Youbet.com, Inc. (b)	216,163	1,033,259

		5,574,429

Machinery (1.9%)

Gehl Co. (b) (c)	77,568	2,142,428

Machinery, Equipment & Supplies (1.6%)

BTU International Inc (b) (c)	170,000	1,808,800

Medical Equipment & Supplies (4.6%)

Encore Medical Corp. (b) (c)	342,800	2,145,928
Rockwell Medical Technologies, Inc. (b) (c)	184,838	1,214,386
ThermoGenesis Corp. (b)	483,000	1,825,740

		5,186,054

Medical Laboratories (1.6%)

Bio-Reference Laboratories, Inc. (b) (c)	75,061	1,767,687

Medical Services (1.1%)

NovaMed, Inc. (b)	162,700	1,207,234

Metal Processors (1.8%)

Sun Hydraulics Corp. (c)	111,500	2,015,920

Motor Vehicle Parts & Accessories (1.3%)

Amerigon, Inc. (b)	202,300	1,462,629

Oil & Gas (2.8%)

Metretek Technologies, Inc. (b) (c)	93,914	1,569,303
TGC Industries, Inc. (b) (c)	160,300	1,594,985

		3,164,288

Printing (1.2%)

Multi-Color Corp.	47,820	1,311,703

Research & Development (1.3%)

Kendle International, Inc. (b)	50,000	1,453,500

Restaurants (1.0%)

Buffalo Wild Wings, Inc. (b)	35,500	1,144,165

Retail (4.0%)

Collegiate Pacific, Inc. (c)	165,900	1,557,801
Lenox Group, Inc. (b)	169,571	1,180,214
United Retail Group, Inc. (b)	126,900	1,829,898

		4,567,913

Semiconductors (5.1%)

FSI International, Inc. (b)	300,000	1,746,000
Rudolph Technologies, Inc. (b) (c)	129,600	1,802,736
Ultra Clean Holdings (b)	267,300	2,218,590

		5,767,326

Semiconductors & Related Devices (1.4%)

Tvia, Inc. (b) (c)	495,100	1,614,026

Services (1.0%)

Providence Service Corp. (b) (c)	47,500	1,167,075

Technology (0.7%)

Merge Technologies, Inc. (b) (c)	119,300	847,030

Telecommunication Equipment (2.5%)

Exfo Electro-Optical Engineering, Inc. (b)	145,500	756,600
Sirenza Microdevices, Inc. (b)	219,673	2,084,697

		2,841,297

Telecommunications (1.5%)

Radyne ComStream, Inc. (b) (c)	149,200	1,668,056

Transportation (3.4%)

Celadon Group, Inc. (b) (c)	117,200	2,059,204
MC Shipping, Inc. (c)	170,900	1,811,540

		3,870,744

Transportation Services (2.7%)

Dynamex, Inc. (b) (c)	58,300	1,220,802
Marten Transport Ltd. (b) (c)	55,994	869,027
Quality Distribution, Inc. (b) (c)	79,900	1,020,323

		3,110,152

Veterinary Diagnostics (1.6%)

Neogen Corp. (b)	91,043	1,792,637

Wireless Equipment (3.2%)

Globecomm Systems, Inc. (b) (c)	217,000	1,560,230
Relm Wireless Corp. (b) (c)	270,000	2,038,500

		3,598,730

Total Common Stocks		110,049,469

Cash Equivalents (4.1%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint Trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $4,674,628)	$4,673,970	4,673,970

Total Cash Equivalents		4,673,970

Short-Term Securities Held as Collateral for Securities on Loan (38.4%)

Pool of short-term securities for Gartmore	43,526,274	43,526,274

Mutual Funds – note to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities on Loan		43,526,274

Total Investments (Cost $154,275,548) (a) -139.6%		158,249,713
Liabilities in excess of other assets -(39.6)%		(44,901,820)

NET ASSETS -100.0%		$113,347,893

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of July 31, 2006.

Gartmore U.S. Growth Leaders Long-Short Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks – Long Positions (c) (77.2%)
Basic Industry & Gold (3.4%)

Praxair, Inc.	25,930	$1,422,001
Freeport-McMoRan Copper & Gold, Inc., Class B	17,700	965,712
Vulcan Materials Co.	10,030	671,709

		3,059,422

Capital Goods & Defense (3.5%)

Boeing Co.	11,510	891,104
Emerson Electric Co.	20,620	1,627,331
Rockwell Collins, Inc.	13,620	726,899

		3,245,334

Casinos & Gambling (2.8%)

Penn National Gaming, Inc. (b)	19,920	658,754
Station Casinos, Inc.	13,590	745,548
WMS Industries, Inc. (b)	45,480	1,206,584

		2,610,886

Computer Software & Services (7.0%)

Cisco Systems, Inc. (b)	78,170	1,395,334
F5 Networks, Inc. (b)	30,770	1,425,882
Hyperion Solutions Corp. (b)	29,700	925,452
MRO Software, Inc. (b)	24,100	508,992
Quest Software, Inc. (b)	58,000	792,860
Red Hat, Inc. (b)	48,590	1,150,611
Webmethods, Inc. (b)	32,000	238,080

		6,437,211

Construction (1.1%)

Toll Brothers, Inc. (b)	38,050	972,939

Consumer Cyclical (5.9%)

Coach, Inc. (b)	35,840	1,028,966
Fortune Brands, Inc.	22,570	1,636,776
Home Depot, Inc.	40,150	1,393,607
Target Corp.	28,430	1,305,506

		5,364,855

Consumer Staple (7.0%)

Altria Group, Inc.	28,590	2,286,342
Colgate-Palmolive Co.	30,130	1,787,312
CVS Corp.	35,600	1,164,832
PepsiCo, Inc.	18,250	1,156,685

		6,395,171

Energy (7.3%)

Denbury Resources, Inc. (b)	35,970	1,247,080
Exxon Mobil Corp.	42,310	2,866,080
Schlumberger Ltd. ADR - NE	14,800	989,380
Tesoro Petroleum Corp.	13,010	973,148
Weatherford International Ltd. (b)	13,280	622,035

		6,697,723

Finance (9.2%)

Capital One Financial Corp.	11,980	926,653
E*Trade Group, Inc. (b)	43,870	1,022,609
Goldman Sachs Group, Inc.	9,650	1,474,037
International Securities Exchange, Inc.	20,900	850,421
SLM Corp.	17,430	876,729
State Street Corp.	16,010	961,561
Wachovia Corp.	42,750	2,292,682

		8,404,692

Health Care (9.0%)

Baxter International, Inc.	26,770	1,124,340
Express Scripts, Inc., Class A (b)	12,020	925,901
Forest Laboratories, Inc., Class A (b)	19,110	884,984
Genentech, Inc. (b)	11,010	889,828
Gilead Sciences, Inc. (b)	28,230	1,735,580
Kindred Healthcare, Inc. (b)	30,690	811,137
McKesson Corp.	23,550	1,186,685
Schering-Plough Corp.	35,180	719,079

		8,277,534

Hotels (1.1%)

Starwood Hotels & Resorts Worldwide, Inc.	18,660	981,143

Internet (0.7%)

Google, Inc. (b)	1,750	676,550

Media & Services (3.2%)

Clear Channel Communications, Inc.	15,800	457,410
Cumulus Media, Inc. (b)	36,359	345,411
McDonald’s Corp.	32,740	1,158,669
Motorola, Inc.	44,600	1,015,096

		2,976,586

Semiconductors (0.9%)

Freescale Semiconductor, Inc. (b)	29,000	827,080

Technology (11.5%)

Apple Computer, Inc. (b)	9,820	667,367
Broadcom Corp. (b)	33,800	810,862
Ciena Corp. (b)	172,900	627,627
Circuit City Stores, Inc.	40,100	982,450
Citrix Systems, Inc. (b)	43,100	1,369,286
Cognizant Technology Solutions Corp. (b)	13,790	903,107
Corning, Inc. (b)	62,190	1,185,963
Integrated Device Technology, Inc. (b)	67,950	1,051,187
Marvel Technology Group Ltd. (b)	50,040	928,242
MEMC Electronic Materials, Inc. (b)	27,000	821,340
Redback Networks, Inc (b)	37,000	572,020
THQ, Inc. (b)	33,050	749,905

		10,669,356

Telecommunications (1.3%)

Comverse Technology, Inc. (b)	61,000	1,182,180

Transportation (0.7%)

C.H. Robinson Worldwide, Inc.	13,440	615,283

Waste Management (1.5%)

Republic Services, Inc.	33,770	1,356,203

Total Common Stocks – Long Positions (c)		70,750,148

Cash Equivalents (17.6%)

Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $16,168,021)	$16,165,745	16,165,745

Total Cash Equivalents		16,165,745

Total Investments (Cost $86,400,869) (a) - 94.8%		86,915,893
Other assets in excess of liabilities - 5.2%		4,769,737

NET ASSETS - 100.0%		$91,685,630

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All long positions held as collateral for securities sold short.

ADR	American Depositary Receipt
NE	Netherlands

Gartmore U.S. Growth Leaders Long-Short Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares	Value
Common Stocks – Short Positions (37.6%)
Capital Goods & Defense (3.0%)

3M Co.	12,510	$880,704
General Dynamics Corp.	13,600	911,472
Textron, Inc.	10,400	935,064

		2,727,240

Casinos & Gaming (1.5%)

Las Vegas Sands Corp. (b)	7,300	452,819
Monarch Casino & Resort, Inc. (b)	24,350	458,754
Trump Entertainment Resorts, Inc. (b)	24,990	455,568

		1,367,141

Construction (2.8%)

Masco Corp.	60,950	1,629,194
Pulte Corp.	33,300	949,050

		2,578,244

Consumer Cyclical (1.8%)

Costco Wholesale Corp.	15,900	838,884
Darden Restaurants, Inc.	23,940	809,172

		1,648,056

Consumer Staple (5.1%)

Anheuser Busch Cos., Inc.	28,400	1,367,460
Hershey Foods Corp.	16,400	901,508
Kraft Foods, Inc.	74,800	2,423,520

		4,692,488

Energy (6.4%)

BP Amoco PLC ADR - UK	25,620	1,857,963
Devon Energy Corp.	26,950	1,742,048
EOG Resources, Inc.	16,280	1,207,162
FMC Technologies, Inc. (b)	16,110	1,015,252

		5,822,425

Finance (2.8%)

Accredited Home Lenders Holding Co. (b)	9,780	443,327
Eaton Vance Corp.	31,200	772,512
J.P. Morgan Chase & Co.	30,550	1,393,691

		2,609,530

Health Care (1.6%)

AmerisourceBergen Corp.	15,900	683,700
Charles River Laboratories International, Inc. (b)	22,850	811,175

		1,494,875

Insurance (1.3%)

SAFECO Corp.	21,500	1,154,980

Retail (1.5%)

Christopher & Banks Corp.	25,850	728,711
Zumiez, Inc. (b)	22,250	665,943

		1,394,654

Technology (9.3%)

CA, Inc.	131,490	2,756,030
Cabot Microelectronics Corp. (b)	22,720	676,602
Electronic Data Systems Corp.	31,800	760,020
Hewlett Packard Co.	57,700	1,841,207
Ingram Micro, Inc. (b)	37,600	662,888
Tech Data Corp. (b)	47,300	1,758,614

		8,455,361

Telecommunications (0.5%)

Avaya, Inc. (b)	49,200	455,592

Total Common Stocks – Short Positions		34,400,586

Exchange Traded Funds (12.6%)

Biotech HOLDRs Trust	4,900	872,935
iShares Russell 1000 Index	38,790	2,682,716
iShares Russell 2000 Growth	49,780	3,489,578
Materials Select Sector SPDR	36,800	1,137,120
NASDAQ 100 Trust	25,000	927,500
Oil Service HOLDRs Trust	17,000	2,478,430

Total Exchange Traded Funds		11,588,279

Total Investments (Cost $46,572,469) (a) - 50.2%		$45,988,865

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

HOLDR	Holding Company Depositary Receipt
ADR	American Depositary Receipt
UK	United Kingdom

Gartmore Value Opportunities Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.3%)
Aerospace & Defense (0.5%)

United Industrial Corp.	1,800	$80,982

Airlines (0.6%)

Alaska Air Group, Inc. (b)	2,500	92,825

Auto Components (0.7%)

American Axle & Manufacturing Holdings (c)	6,300	103,194

Building Products (1.8%)

NCI Building Systems, Inc. (b)	2,200	102,828
PW Eagle, Inc. (c)	3,400	98,770
Universal Forest Products, Inc.	1,500	76,185

		277,783

Capital Markets (2.0%)

Affiliated Managers Group, Inc. (b)	1,750	160,213
SWS Group, Inc.	5,800	151,206

		311,419

Chemicals (2.6%)

Airgas, Inc.	2,400	87,000
Cabot Corp.	744	24,753
Minerals Technologies, Inc.	2,700	136,674
Spartech Corp.	6,700	154,636

		403,063

Commercial Banks (8.8%)

Capital Corp. of the West (c)	3,497	110,156
Colonial Bancgroup, Inc.	8,300	210,820
First Indiana Corp. (c)	5,900	147,913
First Midwest Bancgroup, Inc.	4,700	167,790
Greene County Bancshares, Inc.	5,300	181,949
Placer Sierra Bancshares	6,993	152,377
Security Bank Corp. (c)	9,366	212,046
SVB Financial Group (b) (c)	4,100	183,762

		1,366,813

Commercial Services & Supplies (1.3%)

PeopleSupport, Inc. (b)	8,139	97,912
Tetra Tech, Inc. (b)	6,800	109,004

		206,916

Communications Equipment (1.8%)

3Com Corp. (b)	29,700	140,778
Finisar Corp. (b)	49,200	137,760

		278,538

Computers & Peripherals (0.7%)

Komag, Inc. (b)	3,000	114,930

Consumer Finance (1.8%)

Advanta Corp. - Class B	4,642	167,251
United PanAm Financial Corp. (b)	6,200	118,358

		285,609

Containers & Packaging (1.4%)

Caraustar Industries, Inc. (b)	12,300	86,838
Silgan Holdings, Inc.	3,410	126,204

		213,042

Diversified Telecommunication Services (2.8%)

Cogent Communications Group, Inc. (b)	13,400	120,198
Covad Communications Group (b) (c)	71,800	114,880
Iowa Telecommunications Services	10,000	194,800

		429,878

Electric Utilities (4.2%)

Allete Inc (c)	4,300	199,606
Cleco Corp. (c)	9,400	232,368
IDACORP, Inc.	5,800	216,224

		648,198

Electrical Equipment (1.6%)

General Cable Corp. (b)	2,500	89,250
Power-One, Inc. (b)	25,600	161,792

		251,042

Electronic Equipment & Instruments (1.4%)

Kemet Corp. (b)	15,500	129,735
TTM Technologies, Inc. (b)	7,300	80,592

		210,327

Energy Equipment & Services (3.1%)

Hanover Compressor Co. (b)	10,000	190,000
Hornbeck Offshore Services, Inc. (b)	4,677	162,526
Tetra Technologies, Inc. (b)	4,300	123,023

		475,549

Food & Staples Retailing (1.9%)

Casey’s General Stores, Inc.	5,600	126,728
Rite Aid Corp. (b)	26,800	113,096
Wild Oats Markets, Inc. (b) (c)	3,400	60,826

		300,650

Food Products (0.6%)

Reddy Ice Holdings, Inc.	4,120	91,794

Gas Utilities (1.4%)

South Jersey Industries, Inc.	7,400	219,558

Health Care Equipment & Supplies (2.2%)

American Medical Systems Holdings, Inc. (b)	8,800	160,600
IntraLase Corp. (b) (c)	10,200	176,868

		337,468

Health Care Providers & Services (2.8%)

AMN Healthcare Services, Inc. (b)	4,705	105,674
Bio-Reference Laboratories, Inc. (b)	7,005	164,968
inVentiv Health, Inc. (b)	5,700	159,030

		429,672

Health Care Technology (0.9%)

Per-Se Technologies, Inc. (b)	5,800	138,446

Hotels Restaurants & Leisure (1.9%)

Denny’s Corp. (b)	18,100	50,499
Jack in the Box, Inc. (b)	1,900	74,936
Rare Hospitality International, Inc. (b)	2,500	65,750
Vail Resorts, Inc. (b) (c)	3,000	103,710

		294,895

Household Durables (0.5%)

Jarden Corp. (b) (c)	2,550	73,925

Insurance (3.8%)

CRM Holdings Ltd. (b)	8,900	90,780
National Financial Partners Corp.	3,700	166,648
Seabright Insurance Holdings, Inc. (b)	12,230	158,990
The Hanover Insurance Group, Inc.	2,700	124,956
Tower Group, Inc.	1,850	55,537

		596,911

Internet & Catalog Retail (0.7%)

Priceline.com, Inc. (b)	4,100	110,208

Internet Software & Services (3.4%)

Art Technology Group, Inc. (b)	35,357	94,403
Internet Capital Group, Inc. (b)	14,200	125,244
ValueClick, Inc. (b)	11,800	170,038
Websidestory, Inc. (b) (c)	6,400	78,272
Website Pros, Inc. (b)	6,800	62,968

		530,925

Leisure Equipment & Products (0.7%)

RC2 Corp. (b)	3,200	108,384

Life Sciences Tools & Services (1.1%)

Varian, Inc. (b)	3,900	175,422

Machinery (4.3%)

ESCO Technologies, Inc. (b)	3,400	179,146
Federal Signal, Corp.	5,100	76,143
Gardner Denver, Inc. (b)	2,000	69,300
Robbins & Myers, Inc.	6,600	176,880
Trinity Industries, Inc.	5,050	168,771

		670,240

Media (1.9%)

Gemstar-TV Guide International, Inc. (b)	42,800	123,264
Lions Gate Entertainment Corp. (b)	12,600	117,054
Salem Communications Corp.	4,600	55,798

		296,116

Metals & Mining (1.4%)

Metal Management, Inc.	4,000	113,920
Stillwater Mining Co. (b)	8,400	97,944

		211,864

Multi-Utilities (0.9%)

Avista Corp. (c)	5,800	144,884

Multiline Retail (0.4%)

Big Lots, Inc. (b)	3,800	61,408

Oil Gas & Consumable Fuels (2.1%)

CNX Gas Corp. (b)	6,500	175,890
Holly Corp.	2,900	146,740

		322,630

Personal Products (0.7%)

Chattem, Inc. (b) (c)	3,100	105,183

Pharmaceuticals (0.4%)

Perrigo Co.	4,100	64,944

Real Estate (11.6%)

American Campus Communities, Inc.	7,600	192,584
Annaly Mortgage Management, Inc.	11,370	145,650
BioMed Realty Trust, Inc.	5,220	155,608
Eagle Hospitality Properties Trust	11,840	109,283
Fieldstone Investment Corp.	4,800	43,440
First Industrial Realty Trust (c)	5,600	225,568
First Potomac Realty Trust	7,400	209,346
JER Investors Trust, Inc.	13,400	207,700
KKR Financial Corp.	7,800	180,648
Medical Properties Trust, Inc.	14,390	175,558
Winston Hotels, Inc.	10,700	131,610

		1,776,995

Real Estate Management & Development (1.1%)

Trammell Crow Co. (b)	4,993	172,059

Road & Rail (1.0%)

Old Dominion Freight Line, Inc. (b) (c)	2,600	84,708
Swift Transportation Co., Inc. (b)	2,700	72,225

		156,933

Semiconductors & Semiconductor Equipment (2.3%)

Atmel Corp. (b)	11,900	57,001
Cirrus Logic, Inc. (b)	15,400	107,338
Mattson Technology (b)	13,700	111,518
Photronics, Inc. (b)	6,000	83,820

		359,677

Software (1.4%)

Intergraph Corp. (b)	3,400	120,802
Parametric Technology Corp. (b)	6,320	97,707

		218,509

Specialty Retail (3.7%)

Aeropostale, Inc. (b)	4,700	130,237
Ann Taylor Stores Corp. (b)	2,840	116,610
Hot Topic, Inc. (b)	5,200	76,492
Sonic Automotive, Inc.	4,100	94,300
Tween Brands Inc. (b)	2,000	74,440
United Auto Group, Inc. (c)	4,000	85,560

		577,639

Textiles Apparel & Luxury Goods (0.7%)

Phillips-Van Heusen Corp.	3,200	113,696

Thrifts & Mortgage Finance (2.2%)

City Bank (Washington)	570	30,085
First Place Financial Corp.	5,800	134,908
Triad Guaranty, Inc. (b)	3,600	179,568

		344,561

Trading Companies & Distributors (1.2%)

Beacon Roofing Supply, Inc. (b) (c)	4,400	80,476
Interline Brands, Inc. (b)	5,100	111,180

		191,656

Wireless Telecommunication Services (1.0%)

Dobson Communications Corp. (b) (c)	24,000	161,040

Total Common Stocks		15,108,400

Cash Equivalents (3.7%)
Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $570,177)	$570,097	570,097

Total Cash Equivalents		570,097

Short-Term Securities Held as Collateral for Securities on Loan (12.6%)
Pool of short-term securities for Gartmore Mutual Funds - Note to Statement of Investments (Securities Lending)	1,948,614	1,948,614

Total Short-Term Securities Held as Collateral for Securities on Loan		1,948,614

Total Investments (Cost $17,291,492) (a) - 113.6%		17,627,111
Liabilities in excess of other assets - (13.6)%		(2,110,497)

NET ASSETS - 100.0%		$15,516,614

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.
(c)	All or part of the security was on loan as of July 31, 2006.

Gartmore Bond Index Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Principal Amount	Value
U.S. Government & Agency Long-Term Obligations (67.4%)
Federal Home Loan Mortgage Corporation (40.9%)

4.88%, 03/15/07 (e)	$25,425,000	$25,331,995
4.00%, 08/17/07	1,070,000	1,055,134
3.25%, 08/15/08 (e)	31,595,000	30,388,640
4.88%, 02/17/09 (e)	3,640,000	3,611,368
5.75%, 03/15/09	25,235,000	25,553,970
5.25%, 05/21/09 (e)	28,705,000	28,726,845
4.25%, 07/15/09 (e)	2,310,000	2,249,818
6.63%, 09/15/09 (e)	1,075,000	1,117,991
6.63%, 09/15/09	26,460,000	27,518,188
4.50%, 07/01/12	281,450	270,060
5.13%, 07/15/12 (e)	10,325,000	10,233,903
4.88%, 11/15/13 (e)	17,050,000	16,569,241
6.00%, 04/01/14	264,412	264,723
6.00%, 06/01/14	255,370	256,484
5.00%, 07/15/14 (e)	6,000,000	5,861,754
4.38%, 07/17/15 (e)	12,230,000	11,365,498
5.25%, 04/18/16 (e)	6,830,000	6,750,506
6.00%, 05/01/17	342,086	344,648
5.00%, 09/01/18	345,008	335,435
5.50%, 04/01/19	322,201	319,098
5.50%, 11/01/19	708,897	702,070
4.50%, 12/01/19	1,775,630	1,693,596
5.50%, 12/01/19	360,610	357,138
5.00%, 01/01/20	927,689	901,470
4.00%, 03/01/20	49,477	46,139
4.00%, 03/01/20	405,093	376,902
4.50%, 03/01/20	538,408	513,031
4.00%, 04/01/20	452,456	420,969
4.00%, 04/01/20	118,407	110,167
4.00%, 04/01/20	53,684	50,063
4.50%, 04/01/20	10,507,575	10,012,322
5.00%, 04/01/20	422,700	410,345
5.50%, 05/01/20	346,623	342,738
5.00%, 06/01/20	746,666	724,842
6.00%, 06/01/20	341,126	343,488
4.50%, 07/01/20	469,674	447,537
5.50%, 07/01/20	1,121,785	1,109,596
4.00%, 08/01/20	11,370,138	10,578,885
4.50%, 08/01/20	1,942,806	1,851,236
4.50%, 08/01/20	4,748,266	4,528,896
4.50%, 09/01/20	570,844	543,938
4.50%, 09/01/20	1,876,726	1,788,270
4.50%, 10/01/20	382,546	364,515
4.50%, 10/01/20	1,650,315	1,572,531
4.50%, 10/01/20	562,248	535,747
4.50%, 11/01/20	5,286,055	5,036,908
4.50%, 12/01/20	4,290,286	4,088,072
4.50%, 01/01/21	374,519	356,867
5.00%, 01/01/21	1,564,626	1,518,894
5.00%, 01/01/21	668,668	649,124
5.00%, 01/01/21	6,923,934	6,721,556
5.50%, 01/01/21	654,233	647,125
6.75%, 09/15/29 (e)	945,000	1,097,070
6.50%, 05/01/31	61,945	63,008
6.50%, 09/15/31	445,824	454,633
6.50%, 03/15/32	1,344,206	1,370,311
7.00%, 04/15/32	278,004	286,928
7.00%, 05/15/32	228,993	236,308
7.00%, 06/15/32	205,993	212,574
6.25%, 07/15/32 (e)	2,110,000	2,324,043
7.00%, 07/15/32	392,670	405,215
6.50%, 02/01/33	572,735	581,808
6.50%, 12/01/33	844,848	857,645
6.50%, 05/01/34	676,269	685,410
6.50%, 05/01/34	824,649	835,795
6.50%, 07/01/34	373,120	378,163
6.50%, 08/15/34	1,188,647	1,210,935
6.50%, 01/01/35	293,576	297,544
6.50%, 04/01/35	225,665	228,528
6.50%, 05/01/35	128,415	130,033
7.00%, 05/01/35	377,041	387,350
4.50%, 08/01/35	2,132,900	1,961,615
5.00%, 08/01/35	10,584,297	10,014,805
5.00%, 08/01/35	29,941,514	28,330,499
5.00%, 08/01/35	4,569,479	4,323,616
5.00%, 08/01/35	8,104,243	7,668,191
5.00%, 08/01/35	769,792	728,373
5.00%, 08/01/35	11,345,123	10,734,694
5.50%, 08/01/35	4,811,185	4,676,764
4.50%, 09/01/35	581,040	534,379
4.50%, 09/01/35	679,092	624,556
4.50%, 09/01/35	8,525,447	7,840,802
5.00%, 09/01/35	8,449,907	7,995,257
5.00%, 09/01/35	611,300	578,409
5.00%, 09/01/35	7,121,969	6,738,768
5.50%, 09/01/35	8,664,678	8,422,592
5.00%, 10/01/35	1,444,939	1,367,194
5.50%, 10/01/35	7,129,634	6,930,437
5.50%, 10/01/35	8,971,571	8,720,911
5.50%, 10/01/35	6,612,520	6,427,771
6.50%, 10/01/35	2,223,502	2,251,708
4.50%, 11/01/35	691,987	636,417
5.00%, 11/01/35	677,623	641,163
5.00%, 11/01/35	386,657	365,853
5.00%, 11/01/35	5,141,875	4,865,215
5.00%, 11/01/35	6,120,194	5,790,895
5.50%, 11/01/35	488,574	474,924
5.50%, 11/01/35	1,444,652	1,404,290
6.50%, 11/01/35	688,383	697,115
5.00%, 12/01/35	576,127	545,128
5.00%, 12/01/35	761,704	720,721
5.50%, 01/01/36	784,301	762,388
5.50%, 01/01/36	17,783,996	17,287,123
5.50%, 01/01/36	2,436,798	2,368,716
5.50%, 01/01/36	15,658,002	15,220,529
Gold, Pool #E00282, 6.50%, 03/01/09	138,628	140,497
Gold, Pool #G10399, 6.50%, 07/01/09	62,361	62,607
Gold, Pool #E00394, 7.50%, 09/01/10	106,776	109,049
Gold, Pool #M80898, 4.50%, 02/01/11	970,255	933,127
Gold, Pool #M80904, 4.50%, 03/01/11	623,775	597,759
Gold, Pool #M80917, 4.50%, 05/01/11	144,663	139,127
Gold, Pool #M80926, 4.50%, 07/01/11	601,476	578,459
Gold, 5.25%, 07/18/11 (e)	9,845,000	9,830,804
Gold, Pool #M80934, 4.50%, 08/01/11	725,654	695,388
Gold, Pool #G10940, 6.50%, 11/01/11	40,908	41,342
Gold, Pool # G11130, 6.00%, 12/01/11	408,665	409,404
Gold, Pool #E00507, 7.50%, 09/01/12	8,420	8,692
Gold, Pool #G10749, 6.00%, 10/01/12	202,710	203,577
Gold, Pool # M81009, 4.50%, 02/01/13	309,708	296,791
Gold, Pool #E69050, 6.00%, 02/01/13	112,827	113,239
Gold, Pool #E72896, 7.00%, 10/01/13	40,530	41,663
Gold, Pool #E00802, 7.50%, 02/01/15	122,538	127,399
Gold, Pool #G11001, 6.50%, 03/01/15	98,338	99,616
Gold, Pool #G11003, 7.50%, 04/01/15	6,794	7,065
Gold, Pool #G11164, 7.00%, 05/01/15	23,895	24,563
Gold, Pool #E81396, 7.00%, 10/01/15	3,496	3,591
Gold, Pool #E81394, 7.50%, 10/01/15	34,305	35,767
Gold, Pool #E84097, 6.50%, 12/01/15	14,627	14,834
Gold, Pool #E00938, 7.00%, 01/01/16	60,188	61,849
Gold, Pool #E82132, 7.00%, 01/01/16	9,240	9,492
Gold, Pool #E82815, 6.00%, 03/01/16	55,340	55,773
Gold, Pool #E83233, 6.00%, 04/01/16	30,936	31,168
Gold, Pool #E83231, 6.00%, 04/01/16	13,453	13,554
Gold, Pool #E83046, 7.00%, 04/01/16	5,852	6,012
Gold, Pool #E00975, 6.00%, 05/01/16	169,300	170,620
Gold, Pool #E83355, 6.00%, 05/01/16	47,781	48,138
Gold, Pool #E83636, 6.00%, 05/01/16	83,620	84,246
Gold, Pool #E83933, 6.50%, 05/01/16	2,653	2,691
Gold, Pool #E00985, 6.00%, 06/01/16	93,902	94,632
Gold, Pool #E84236, 6.50%, 06/01/16	21,040	21,337
Gold, Pool #E00987, 6.50%, 06/01/16	81,946	83,106
Gold, Pool #E00996, 6.50%, 07/01/16	10,219	10,364
Gold, Pool #E84912, 6.50%, 08/01/16	43,643	44,260
Gold, Pool #E85137, 6.50%, 08/01/16	31,384	31,828
Gold, Pool #E85387, 6.00%, 09/01/16	99,658	100,404
Gold, Pool #E85800, 6.50%, 10/01/16	23,283	23,612
Gold, Pool #E86183, 6.00%, 11/01/16	14,218	14,325
Gold, Pool #G11207, 7.00%, 11/01/16	52,749	54,191
Gold, Pool #E01083, 7.00%, 11/01/16	18,396	18,896
Gold, Pool #E86746, 5.50%, 12/01/16	223,652	221,145
Gold, Pool #E86533, 6.00%, 12/01/16	29,798	30,021
Gold, Pool #E01095, 6.00%, 01/01/17	36,829	37,107
Gold, Pool #E87584, 6.00%, 01/01/17	30,041	30,265
Gold, Pool #E87291, 6.50%, 01/01/17	89,250	90,512
Gold, Pool #E86995, 6.50%, 01/01/17	68,772	69,745
Gold, Pool #E87446, 6.50%, 01/01/17	19,795	20,075
Gold, Pool #E88076, 6.00%, 02/01/17	27,450	27,649
Gold, Pool #E88106, 6.50%, 02/01/17	107,877	109,399
Gold, Pool #E88055, 6.50%, 02/01/17	161,804	164,088
Gold, Pool #E01127, 6.50%, 02/01/17	61,442	62,312
Gold, Pool #E01137, 6.00%, 03/01/17	56,803	57,227
Gold, Pool #E88474, 6.00%, 03/01/17	56,156	56,563
Gold, Pool #E88134, 6.00%, 03/01/17	6,656	6,704
Gold, Pool #E88768, 6.00%, 03/01/17	127,064	128,016
Gold, Pool #E01138, 6.50%, 03/01/17	31,040	31,479
Gold, Pool #E89149, 6.00%, 04/01/17	64,335	64,801
Gold, Pool #E88729, 6.00%, 04/01/17	42,975	43,286
Gold, Pool #E89496, 6.00%, 04/01/17	55,526	55,928
Gold, Pool #E89151, 6.00%, 04/01/17	57,077	57,491
Gold, Pool #E89347, 6.00%, 04/01/17	11,704	11,789
Gold, Pool #E89222, 6.00%, 04/01/17	219,012	220,599
Gold, Pool #E89217, 6.00%, 04/01/17	35,008	35,262
Gold, Pool #E01139, 6.00%, 04/01/17	248,534	250,387
Gold, Pool #E89203, 6.50%, 04/01/17	25,167	25,522
Gold, Pool #E89909, 6.00%, 05/01/17	57,163	57,578
Gold, Pool #E01140, 6.00%, 05/01/17	221,021	222,665
Gold, Pool #E89788, 6.00%, 05/01/17	32,974	33,213
Gold, Pool #E89530, 6.00%, 05/01/17	149,711	150,796
Gold, Pool #E89746, 6.00%, 05/01/17	384,738	387,526
Gold, Pool #E89924, 6.50%, 05/01/17	154,449	156,629
Gold, Pool #E01156, 6.50%, 05/01/17	86,391	87,613
Gold, Pool #E90194, 6.00%, 06/01/17	44,007	44,326
Gold, Pool #E90227, 6.00%, 06/01/17	34,317	34,566
Gold, Pool #E90313, 6.00%, 06/01/17	20,258	20,404
Gold, Pool #B15071, 6.00%, 06/01/17	638,972	643,758
Gold, Pool #E01157, 6.00%, 06/01/17	153,255	154,392
Gold, Pool #E90591, 5.50%, 07/01/17	218,230	216,418
Gold, Pool #E90667, 6.00%, 07/01/17	36,996	37,264
Gold, Pool #E90594, 6.00%, 07/01/17	132,455	133,415
Gold, Pool #E90645, 6.00%, 07/01/17	282,167	284,211
Gold, Pool #E01186, 5.50%, 08/01/17	485,314	481,342
Gold, Pool #E01205, 6.50%, 08/01/17	62,090	62,968
Gold, Pool #G11295, 5.50%, 09/01/17	322,670	319,991
Gold, Pool #G11458, 6.00%, 09/01/17	127,241	128,240
Gold, Pool #E93476, 5.00%, 01/01/18	408,696	397,238
Gold, Pool #G11434, 6.50%, 01/01/18	97,576	98,956
Gold, Pool #E01311, 5.50%, 02/01/18	4,916,203	4,875,273
Gold, Pool #E01344, 4.50%, 04/01/18	285,215	272,433
Gold, Pool #E98207, 5.00%, 04/01/18	127,792	124,245
Gold, Pool #G11399, 5.50%, 04/01/18	468,694	464,916
Gold, Pool #E96459, 5.00%, 05/01/18	167,155	162,517
Gold, Pool #E99869, 5.00%, 06/01/18	219,269	213,122
Gold, Pool #E97335, 5.00%, 07/01/18	3,246,030	3,155,956
Gold, Pool #E98258, 5.00%, 07/01/18	605,692	588,885
Gold, Pool #E97702, 5.00%, 07/01/18	1,300,997	1,264,896
Gold, Pool #E97366, 5.00%, 07/01/18	877,145	852,805
Gold, Pool #E99579, 5.00%, 09/01/18	280,650	272,863
Gold, Pool #E99498, 5.00%, 09/01/18	326,075	317,027
Gold, Pool #E01488, 5.00%, 10/01/18	309,578	300,967
Gold, Pool #E99673, 5.00%, 10/01/18	164,652	160,083
Gold, Pool #E99675, 5.00%, 10/01/18	1,667,506	1,621,235
Gold, Pool #G11480, 5.00%, 11/01/18	1,624,455	1,579,378
Gold, Pool #B10650, 5.00%, 11/01/18	500,103	486,226
Gold, Pool #B10653, 5.50%, 11/01/18	610,525	605,217
Gold, Pool #B11186, 4.50%, 12/01/18	11,412,870	10,900,423
Gold, Pool #E01538, 5.00%, 12/01/18	2,034,051	1,977,595
Gold, Pool #B11548, 5.50%, 12/01/18	468,915	463,660
Gold, Pool #B13147, 5.00%, 01/01/19	1,351,299	1,313,802
Gold, Pool #B12214, 5.00%, 02/01/19	752,662	731,389
Gold, Pool #G11531, 5.50%, 02/01/19	203,388	201,620
Gold, Pool #B12737, 4.50%, 03/01/19	1,017,603	970,589
Gold, Pool #B12908, 5.50%, 03/01/19	376,613	372,987
Gold, Pool #E01604, 5.50%, 03/01/19	357,713	353,704
Gold, Pool #B13671, 5.00%, 04/01/19	279,466	271,568
Gold, Pool #B13600, 5.50%, 04/01/19	219,587	217,473
Gold, Pool #B14236, 5.00%, 05/01/19	854,925	830,762
Gold, Pool #B15172, 4.50%, 06/01/19	693,016	660,999
Gold, Pool #B15013, 5.00%, 06/01/19	469,271	456,008
Gold, Pool #B15396, 5.50%, 06/01/19	327,338	324,186
Gold, Pool #B15759, 4.50%, 07/01/19	1,018,917	971,843
Gold, Pool #G18002, 5.00%, 07/01/19	365,152	354,831
Gold, Pool #B15503, 5.00%, 07/01/19	475,421	461,984
Gold, Pool #B15872, 5.00%, 07/01/19	362,648	352,399
Gold, Pool #B15717, 5.00%, 07/01/19	722,787	702,359
Gold, Pool #G18007, 6.00%, 07/01/19	188,738	190,004
Gold, Pool #G18005, 5.00%, 08/01/19	979,425	951,744
Gold, Pool #G18006, 5.50%, 08/01/19	345,840	342,510
Gold, Pool #B16087, 6.00%, 08/01/19	547,706	551,378
Gold, Pool #B16648, 5.00%, 09/01/19	372,389	361,864
Gold, Pool #B16626, 5.00%, 09/01/19	2,003,171	1,946,556
Gold, Pool #G18009, 5.00%, 09/01/19	1,736,798	1,687,712
Gold, Pool #B16657, 5.00%, 09/01/19	465,774	452,610
Gold, Pool #B16826, 5.00%, 10/01/19	646,617	628,342
Gold, Pool #B16985, 5.00%, 10/01/19	292,252	283,992
Gold, Pool #B17371, 5.00%, 12/01/19	711,752	691,636
Gold, Pool #B14668, 5.00%, 01/01/20	1,300,276	1,262,271
Gold, Pool #J02438, 4.50%, 08/01/20	389,985	371,604
Gold, Pool #B19834, 4.50%, 08/01/20	688,622	656,165
Gold, 4.50%, 09/01/20	2,157,144	2,055,472
Gold, Pool #J02551, 4.50%, 09/01/20	288,178	274,595
Gold, Pool #J05831, 4.50%, 11/01/20	394,808	376,199
Gold, Pool # J00718, 5.00%, 12/01/20	3,183,147	3,090,108
Gold, Pool # J00935, 5.00%, 12/01/20	292,820	284,261
Gold, Pool #G18096, 5.50%, 01/01/21	292,687	289,406
Gold, Pool #G18116, 4.50%, 02/01/21	387,970	369,684
Gold, 5.00%, 02/01/21	299,999	291,231
Gold, Pool # J01189, 5.00%, 02/01/21	391,923	380,427
Gold, Pool #J01279, 5.50%, 02/01/21	671,160	663,637
Gold, Pool # J01414, 5.00%, 03/01/21	295,257	286,596
Gold, Pool #J01256, 5.00%, 03/01/21	389,322	377,902
Gold, Pool #G11998, 4.50%, 04/01/21	2,389,473	2,276,850
Gold, Pool #J01576, 5.00%, 04/01/21	1,819,073	1,765,714
Gold, Pool #J01633, 5.50%, 04/01/21	1,871,828	1,850,848
Gold, Pool #J01570, 5.50%, 04/01/21	395,306	390,875
Gold, Pool #J01879, 5.00%, 05/01/21	594,824	577,376
Gold, Pool #J01771, 5.00%, 05/01/21	495,847	481,302
Gold, Pool #J01757, 5.00%, 05/01/21	694,264	673,899
Gold, Pool #J06015, 5.00%, 05/01/21	597,789	580,253
Gold, Pool #J01833, 5.00%, 05/01/21	297,327	288,605
Gold, Pool #G18123, 5.50%, 06/01/21	1,087,899	1,075,705
Gold, Pool #J01980, 6.00%, 06/01/21	996,669	1,003,563
Gold, Pool #J03074, 5.00%, 07/01/21	500,000	485,333
Gold, Pool #J03028, 5.50%, 07/01/21	600,000	593,275
Gold, Pool # C90559, 7.00%, 05/01/22	270,432	278,926
Gold, Pool #C00351, 8.00%, 07/01/24	5,993	6,330
Gold, Pool #D60780, 8.00%, 06/01/25	10,507	11,094
Gold, Pool #D64617, 8.00%, 10/01/25	75,121	79,276
Gold, Pool #D82854, 7.00%, 10/01/27	22,266	22,896
Gold, Pool #C00566, 7.50%, 12/01/27	26,595	27,619
Gold, Pool #C00676, 6.50%, 11/01/28	137,292	139,779
Gold, Pool #C00678, 7.00%, 11/01/28	36,527	37,548
Gold, Pool #C18271, 7.00%, 11/01/28	24,253	24,930
Gold, Pool #C00836, 7.00%, 07/01/29	14,349	14,739
Gold, Pool #C30265, 6.50%, 08/01/29	31,947	32,531
Gold, Pool #A16201, 7.00%, 08/01/29	184,404	189,407
Gold, Pool #C31285, 7.00%, 09/01/29	31,276	32,124
Gold, Pool #C31282, 7.00%, 09/01/29	3,293	3,382
Gold, Pool #A18212, 7.00%, 11/01/29	464,184	476,777
Gold, Pool #C32914, 8.00%, 11/01/29	10,599	11,176
Gold, Pool #C37436, 8.00%, 01/01/30	19,815	20,893
Gold, Pool #C36429, 7.00%, 02/01/30	22,296	22,912
Gold, Pool #C36306, 7.00%, 02/01/30	16,908	17,375
Gold, Pool #C00921, 7.50%, 02/01/30	18,747	19,426
Gold, Pool #G01108, 7.00%, 04/01/30	12,673	13,017
Gold, Pool #C37703, 7.50%, 04/01/30	17,423	18,055
Gold, Pool #G01133, 6.50%, 07/01/30	93,496	95,190
Gold, Pool #C41561, 8.00%, 08/01/30	7,839	8,257
Gold, Pool #C01051, 8.00%, 09/01/30	41,283	43,489
Gold, Pool #C43550, 7.00%, 10/01/30	42,353	43,523
Gold, Pool #C44017, 7.50%, 10/01/30	4,189	4,341
Gold, Pool #C43967, 8.00%, 10/01/30	91,450	96,336
Gold, Pool #C44978, 7.00%, 11/01/30	3,902	4,010
Gold, Pool #C44535, 7.50%, 11/01/30	15,075	15,622
Gold, Pool #C44957, 8.00%, 11/01/30	20,002	21,071
Gold, Pool #C01106, 7.00%, 12/01/30	201,011	206,566
Gold, Pool #C01103, 7.50%, 12/01/30	16,321	16,913
Gold, Pool #C46932, 7.50%, 01/01/31	33,543	34,759
Gold, Pool #C01116, 7.50%, 01/01/31	16,369	16,962
Gold, Pool #C47143, 8.00%, 01/01/31	87,439	92,110
Gold, Pool #C47287, 7.50%, 02/01/31	15,962	16,541
Gold, Pool #C48851, 7.00%, 03/01/31	17,345	17,828
Gold, Pool #G01217, 7.00%, 03/01/31	155,775	160,080
Gold, Pool #C48206, 7.50%, 03/01/31	28,101	29,120
Gold, Pool #C01172, 6.50%, 05/01/31	89,085	90,612
Gold, Pool #C52136, 7.00%, 05/01/31	37,255	38,292
Gold, Pool #C53589, 6.50%, 06/01/31	183,539	186,686
Gold, Pool #C53324, 7.00%, 06/01/31	32,071	32,964
Gold, Pool #C01209, 8.00%, 06/01/31	8,687	9,151
Gold, Pool #C54897, 6.50%, 07/01/31	136,868	139,215
Gold, Pool #C54792, 7.00%, 07/01/31	185,297	190,456
Gold, Pool #C55071, 7.50%, 07/01/31	1,539	1,595
Gold, Pool #G01309, 7.00%, 08/01/31	43,620	44,835
Gold, Pool #C56769, 8.00%, 08/01/31	19,328	20,351
Gold, Pool #C58362, 6.50%, 09/01/31	60,447	61,484
Gold, Pool #C58215, 6.50%, 09/01/31	5,444	5,537
Gold, Pool #C01220, 6.50%, 09/01/31	22,494	22,880
Gold, Pool #G01315, 7.00%, 09/01/31	10,186	10,467
Gold, Pool #G01311, 7.00%, 09/01/31	259,247	266,411
Gold, Pool #C01222, 7.00%, 09/01/31	31,529	32,407
Gold, Pool #C01244, 6.50%, 10/01/31	127,849	130,042
Gold, Pool #C58961, 6.50%, 10/01/31	1,098,061	1,116,893
Gold, Pool #C58647, 7.00%, 10/01/31	5,960	6,126
Gold, Pool #C58694, 7.00%, 10/01/31	70,021	71,970
Gold, Pool #C60991, 6.50%, 11/01/31	21,804	22,178
Gold, Pool #C60012, 7.00%, 11/01/31	27,181	27,937
Gold, Pool #C61298, 8.00%, 11/01/31	29,263	30,813
Gold, Pool #C01271, 6.50%, 12/01/31	40,068	40,755
Gold, Pool #C61105, 7.00%, 12/01/31	19,571	20,116
Gold, Pool #C01305, 7.50%, 12/01/31	20,251	20,978
Gold, Pool #C63171, 7.00%, 01/01/32	86,003	88,397
Gold, Pool #C62218, 7.00%, 01/01/32	51,243	52,669
Gold, Pool #C01355, 6.50%, 02/01/32	1,206,234	1,226,920
Gold, Pool #C64121, 7.50%, 02/01/32	38,763	40,157
Gold, Pool #C64668, 6.50%, 03/01/32	43,150	43,876
Gold, Pool #C01310, 6.50%, 03/01/32	213,602	217,199
Gold, Pool #C65466, 6.50%, 03/01/32	332,661	338,261
Gold, Pool #C01343, 6.50%, 04/01/32	191,796	195,025
Gold, Pool #C66192, 6.50%, 04/01/32	37,663	38,297
Gold, Pool #C66191, 6.50%, 04/01/32	68,186	69,334
Gold, Pool #C66088, 6.50%, 04/01/32	33,096	33,653
Gold, Pool #C01345, 7.00%, 04/01/32	131,353	134,945
Gold, Pool #C66744, 7.00%, 04/01/32	10,358	10,641
Gold, Pool #G01391, 7.00%, 04/01/32	429,500	441,368
Gold, Pool #C65717, 7.50%, 04/01/32	19,502	20,200
Gold, Pool #C01370, 8.00%, 04/01/32	34,263	36,077
Gold, Pool #C01351, 6.50%, 05/01/32	125,813	127,931
Gold, Pool #C67097, 6.50%, 05/01/32	26,300	26,743
Gold, Pool #C66758, 6.50%, 05/01/32	898,547	913,675
Gold, Pool #C66919, 6.50%, 05/01/32	12,725	12,940
Gold, Pool #C67313, 6.50%, 05/01/32	10,921	11,104
Gold, Pool #C67235, 7.00%, 05/01/32	250,775	257,632
Gold, Pool #C67259, 7.00%, 05/01/32	7,416	7,619
Gold, Pool #C66916, 7.00%, 05/01/32	65,845	67,645
Gold, Pool #C01381, 8.00%, 05/01/32	167,965	176,858
Gold, Pool #C72497, 6.50%, 06/01/32	46,827	47,630
Gold, Pool #C72361, 6.50%, 06/01/32	70,211	71,416
Gold, Pool #C01364, 6.50%, 06/01/32	128,106	130,263
Gold, Pool #C67996, 6.50%, 06/01/32	29,248	29,740
Gold, Pool #C68300, 7.00%, 06/01/32	197,349	202,745
Gold, Pool #C68290, 7.00%, 06/01/32	45,149	46,383
Gold, Pool #C68307, 8.00%, 06/01/32	9,318	9,811
Gold, Pool #C71403, 6.50%, 07/01/32	153,920	156,560
Gold, Pool #G01433, 6.50%, 07/01/32	67,121	68,251
Gold, Pool #G01449, 7.00%, 07/01/32	304,845	313,269
Gold, Pool #C68988, 7.50%, 07/01/32	8,172	8,465
Gold, Pool #C74006, 6.50%, 08/01/32	32,178	32,719
Gold, Pool #G01444, 6.50%, 08/01/32	459,226	467,101
Gold, Pool #C69951, 6.50%, 08/01/32	66,373	67,490
Gold, Pool #C01385, 6.50%, 08/01/32	180,972	184,019
Gold, Pool #G01443, 6.50%, 08/01/32	455,094	462,756
Gold, Pool #C70211, 7.00%, 08/01/32	163,476	167,946
Gold, Pool #C69908, 7.00%, 08/01/32	178,819	183,708
Gold, Pool #C01396, 6.50%, 09/01/32	293,838	298,785
Gold, Pool #C71089, 7.50%, 09/01/32	62,525	64,763
Gold, Pool #C01404, 6.50%, 10/01/32	704,047	715,900
Gold, Pool #C72160, 7.50%, 10/01/32	21,372	22,137
Gold, Pool #A14012, 6.50%, 11/01/32	201,930	205,330
Gold, Pool #C73984, 6.50%, 12/01/32	23,239	23,631
Gold, Pool #C77531, 6.50%, 02/01/33	189,262	192,449
Gold, Pool #G01536, 7.00%, 03/01/33	221,922	227,700
Gold, Pool #A10212, 6.50%, 06/01/33	108,632	110,277
Gold, Pool #A16419, 6.50%, 11/01/33	155,748	158,107
Gold, Pool #A17262, 6.50%, 12/01/33	302,454	307,036
Gold, Pool #A17177, 6.50%, 12/01/33	118,341	120,134
Gold, Pool #C01806, 7.00%, 01/01/34	216,222	221,851
Gold, Pool #564799, 6.00%, 03/15/34	1,732,771	1,735,786
Gold, Pool #C01851, 6.50%, 04/01/34	596,031	604,087
Gold, Pool #A21356, 6.50%, 04/01/34	557,364	564,898
Gold, Pool #788027, 6.50%, 09/01/34	569,446	576,791
Gold, Pool #G01741, 6.50%, 10/01/34	413,122	420,078
Gold, Pool #G08023, 6.50%, 11/01/34	633,738	642,304
Gold, Pool #804847, 4.50%, 01/01/35	662,952	610,818
Gold, Pool #G08064, 6.50%, 04/01/35	443,964	449,595
Gold, Pool # A46279, 5.00%, 07/01/35	1,465,789	1,386,921
Gold, Pool # A36407, 5.00%, 08/01/35	584,518	553,068
Gold, Pool # A46935, 6.50%, 09/01/35	695,232	704,052
Gold, 4.50%, 10/01/35	493,155	453,552
Gold, Pool # G01890, 4.50%, 10/01/35	1,380,056	1,269,229
Gold, Pool # A47682, 6.50%, 11/01/35	1,874,465	1,898,244
Gold, Pool #G01959, 5.00%, 12/01/35	6,586,639	6,232,242
Gold, Pool # A41041, 5.00%, 12/01/35	1,252,015	1,184,650
Gold, Pool # A40376, 5.50%, 12/01/35	484,425	470,890
Gold, Pool # A42298, 4.50%, 01/01/36	794,891	731,057
Gold, Pool # A41864, 5.00%, 01/01/36	590,855	559,064
Gold, Pool # A42305, 5.50%, 01/01/36	3,889,107	3,778,359
Gold, 7.00%, 01/01/36	899,248	922,771
Gold, Pool #G08111, 5.50%, 02/01/36	13,067,530	12,695,411
Gold, 7.00%, 02/01/36	664,711	682,017
Gold, 5.50%, 03/01/36	10,027,413	9,741,866
Gold, 5.50%, 03/01/36	4,292,724	4,170,482
Gold, Pool # A43452, 5.50%, 03/01/36	397,597	386,274
Gold, Pool #G08116, 5.50%, 03/01/36	2,471,513	2,401,133
Gold, 6.50%, 03/01/36	500,000	506,299
Gold, 5.00%, 04/01/36	998,615	944,884
Gold, 5.00%, 04/01/36	399,425	377,934
Gold, 5.00%, 04/01/36	500,000	472,793
Gold, 4.50%, 05/01/36	299,971	275,733
Gold, 5.50%, 05/01/36	1,389,717	1,350,142
Gold, 5.50%, 05/01/36	13,032,415	12,661,296
Gold, 5.50%, 05/01/36	997,954	969,536
Gold, 6.50%, 05/01/36	689,641	698,329
Gold, 5.00%, 06/01/36	1,897,907	1,794,634
Gold, 5.50%, 06/01/36	1,398,142	1,358,328
Gold, 5.50%, 06/01/36	49,950,940	48,528,507
Gold, 6.50%, 06/01/36	600,000	607,558
Gold, 7.00%, 06/01/36	289,468	297,004
Gold, 5.50%, 07/01/36	600,000	582,914
Gold, 5.50%, 07/01/36	1,800,000	1,748,742
Gold, 5.50%, 07/01/36	2,800,000	2,720,266
TBA, 0.00%, 08/01/18 (c)	400,000	402,625
TBA, 0.00%, 08/01/19 (c)	300,000	296,531
TBA, 5.00%, 08/15/20 (c)	500,000	485,156
TBA, 4.50%, 08/15/21 (c)	900,000	856,969
TBA, 5.00%, 10/15/21 (c)	500,000	484,688
TBA, 0.00%, 08/01/33 (c)	900,000	910,969
TBA, 0.00%, 09/01/33 (c)	1,400,000	1,415,313
TBA, 0.00%, 09/01/35 (c)	900,000	850,219
TBA, 6.00%, 09/15/35 (c)	6,300,000	6,258,659
TBA, 6.00%, 10/15/35 (c)	3,300,000	3,275,250
TBA, 5.00%, 08/15/36 (c)	36,597,000	34,595,583
TBA, 5.50%, 08/15/36 (c)	3,000,000	2,913,750
TBA, 6.00%, 08/15/36 (c)	75,859,000	75,408,548

		815,937,280

Federal National Mortgage Association (12.7%)

5.25%, 04/15/07	1,940,000	1,937,115
6.63%, 10/15/07	3,750,000	3,804,233
5.75%, 02/15/08 (e)	66,045,000	66,463,528
2.50%, 06/15/08	17,105,000	16,270,909
4.88%, 04/15/09 (e)	24,125,000	23,914,654
5.50%, 03/15/11	21,905,000	22,102,320
5.13%, 04/15/11 (e)	8,130,000	8,078,496
6.00%, 05/15/11 (e)	30,460,000	31,377,242
5.38%, 11/15/11 (e)	5,935,000	5,963,268
4.38%, 03/15/13 (e)	19,695,000	18,670,466
4.63%, 10/15/14 (e)	23,015,000	21,899,003
5.00%, 04/15/15	2,760,000	2,693,796
4.75%, 01/19/16 (e)	9,275,000	8,839,548
5.00%, 03/15/16 (e)	13,675,000	13,269,112
5.38%, 07/15/16 (e)	6,070,000	6,058,843
Pool #709921, 5.00%, 06/01/18	176,603	172,109
Pool #255315, 4.00%, 07/01/19	476,119	444,583
Pool #811970, 4.50%, 02/01/20	205,969	196,737
Pool #560868, 7.50%, 02/01/31	14,573	15,069
Pool #607212, 7.50%, 10/01/31	205,159	212,155
Pool #607632, 6.50%, 11/01/31	3,801	3,863
Pool #607559, 6.50%, 11/01/31	8,776	8,917
Pool #661664, 7.50%, 09/01/32	193,546	200,107
Pool #694846, 6.50%, 04/01/33	105,700	106,965
Pool #750229, 6.50%, 10/01/33	615,068	622,432

		253,325,470

Government National Mortgage Association (7.2%)

4.50%, 10/15/08	405,000	399,039
5.25%, 01/15/09 (e)	51,660,000	51,680,303
4.25%, 08/15/10 (e)	11,835,000	11,400,538
4.38%, 10/15/15 (e)	200,000	186,560
4.75%, 11/17/15 (e)	15,260,000	14,556,469
5.50%, 10/01/18	949,091	938,454
Pool #279461, 9.00%, 11/15/19	8,472	9,110
Pool #G11742, 5.00%, 07/01/20	2,183,416	2,121,707
Pool #376510, 7.00%, 05/15/24	21,076	21,757
Pool #457801, 7.00%, 08/15/28	34,151	35,248
Pool #490258, 6.50%, 02/15/29	7,524	7,683
Pool #486936, 6.50%, 02/15/29	23,269	23,760
Pool #502969, 6.00%, 03/15/29	64,235	64,420
Pool #487053, 7.00%, 03/15/29	28,197	29,109
Pool #781014, 6.00%, 04/15/29	65,858	66,076
Pool #509099, 7.00%, 06/15/29	12,921	13,339
Pool #470643, 7.00%, 07/15/29	51,572	53,241
Pool #434505, 7.50%, 08/15/29	4,601	4,793
Pool #416538, 7.00%, 10/15/29	10,492	10,832
Pool #524269, 8.00%, 11/15/29	18,908	20,075
Pool #781124, 7.00%, 12/15/29	126,488	130,566
Pool #525561, 8.00%, 01/15/30	12,936	13,720
Pool #507396, 7.50%, 09/15/30	294,055	306,179
Pool #531352, 7.50%, 09/15/30	24,470	25,479
Pool #536334, 7.50%, 10/15/30	4,177	4,349
Pool #540659, 7.00%, 01/15/31	2,076	2,142
Pool #486019, 7.50%, 01/15/31	14,550	15,145
Pool #535388, 7.50%, 01/15/31	13,537	14,091
Pool #537406, 7.50%, 02/15/31	10,712	11,150
Pool #528589, 6.50%, 03/15/31	162,584	165,797
Pool #508473, 7.50%, 04/15/31	40,417	42,070
Pool #533723, 7.50%, 04/15/31	7,136	7,428
Pool #544470, 8.00%, 04/15/31	7,850	8,328
Pool #781287, 7.00%, 05/15/31	76,175	78,639
Pool #781319, 7.00%, 07/15/31	24,997	25,802
Pool #549742, 7.00%, 07/15/31	29,933	30,894
Pool #485879, 7.00%, 08/15/31	72,697	75,031
Pool #555125, 7.00%, 09/15/31	9,208	9,504
Pool #781328, 7.00%, 09/15/31	69,880	72,141
Pool #550991, 6.50%, 10/15/31	32,375	33,015
Pool #571267, 7.00%, 10/15/31	9,813	10,128
Pool #547948, 6.50%, 11/15/31	17,423	17,768
Pool #574837, 7.50%, 11/15/31	11,642	12,119
Pool #555171, 6.50%, 12/15/31	13,989	14,265
Pool #781380, 7.50%, 12/15/31	22,990	23,927
Pool #781481, 7.50%, 01/15/32	121,439	126,456
Pool #580972, 6.50%, 02/15/32	24,615	25,089
Pool # 781401, 7.50%, 02/15/32	60,333	62,812
Pool #552474, 7.00%, 03/15/32	37,279	38,470
Pool #781478, 7.50%, 03/15/32	38,722	40,321
Pool #781429, 8.00%, 03/15/32	57,391	60,874
Pool #583645, 8.00%, 07/15/32	42,033	44,604
Pool #595077, 6.00%, 10/15/32	206,409	206,832
Pool #596657, 7.00%, 10/15/32	12,796	13,204
Pool #552903, 6.50%, 11/15/32	1,143,011	1,165,019
Pool #552952, 6.00%, 12/15/32	224,117	224,576
Pool #612953, 7.00%, 12/15/32	108,277	111,736
Pool #602102, 6.00%, 02/15/33	292,109	292,678
Pool #588192, 6.00%, 02/15/33	110,128	110,343
Pool #603520, 6.00%, 03/15/33	246,817	247,298
Pool #553144, 5.50%, 04/15/33	729,727	715,318
Pool #604243, 6.00%, 04/15/33	458,282	459,175
Pool #631924, 6.00%, 05/15/33	299,599	300,183
Pool #611526, 6.00%, 05/15/33	164,512	164,833
Pool #553320, 6.00%, 06/15/33	550,949	552,023
Pool #572733, 6.00%, 07/15/33	137,109	137,376
Pool #573916, 6.00%, 11/15/33	405,140	405,929
Pool #604788, 6.50%, 11/15/33	747,759	761,943
Pool #781690, 6.00%, 12/15/33	342,577	343,270
Pool #781688, 6.00%, 12/15/33	804,974	806,583
Pool #604875, 6.00%, 12/15/33	954,908	956,769
Pool #781699, 7.00%, 12/15/33	139,373	143,854
Pool #621856, 6.00%, 01/15/34	386,599	387,272
Pool #486921, 5.50%, 02/15/35	417,988	409,277
Pool #781905, 5.00%, 04/15/35	2,439,495	2,331,182
Pool #646799, 4.50%, 07/15/35	456,601	424,171
Pool #645035, 5.00%, 07/15/35	473,931	452,677
Pool #641734, 4.50%, 09/15/35	2,619,586	2,433,533
Pool #641779, 5.00%, 09/15/35	9,672,253	9,238,494
Pool #649454, 5.50%, 09/15/35	3,859,211	3,779,762
Pool #649510, 5.50%, 10/15/35	5,734,151	5,616,103
Pool #649513, 5.50%, 10/15/35	6,836,030	6,695,297
Pool #602461, 5.00%, 12/15/35	398,980	381,087
Pool #650712, 5.00%, 01/15/36	1,090,470	1,041,282
Pool #648439, 5.00%, 01/15/36	783,642	748,294
Pool #652207, 5.50%, 03/15/36	6,215,030	6,085,509
5.00%, 05/15/36	490,451	490,753
5.00%, 05/15/36	898,913	858,366
5.50%, 05/15/36	1,696,134	1,660,787
5.50%, 05/15/36	1,198,648	1,173,669
5.50%, 05/15/36	498,867	488,471
6.00%, 06/15/36	3,039,762	3,041,632
6.00%, 06/15/36	2,997,010	2,998,854
TBA, 6.00%, 08/15/36 (c)	500,000	500,000

		142,546,230

Tennessee Valley Authority (0.0%)

6.25%, 12/15/17	85,000	90,855

U.S. Treasury Bonds (4.9%)

8.75%, 05/15/17 (e)	11,060,000	14,428,113
8.50%, 02/15/20 (e)	7,185,000	9,512,265
6.25%, 08/15/23 (e)	24,950,000	27,938,161
6.88%, 08/15/25 (e)	6,965,000	8,385,749
6.38%, 08/15/27 (e)	22,115,000	25,503,084
5.38%, 02/15/31	11,055,000	11,430,693

		97,198,065

U.S. Treasury Notes (1.7%)

4.38%, 05/15/07 (e)	3,795,000	3,772,617
2.75%, 08/15/07 (e)	3,000,000	2,929,452
3.25%, 08/15/07 (e)	2,260,000	2,218,066
3.13%, 09/15/08 (e)	1,820,000	1,753,528
3.13%, 10/15/08 (e)	1,325,000	1,274,743
3.38%, 11/15/08 (e)	8,640,000	8,347,389
4.00%, 11/15/12 (e)	4,390,000	4,172,901
4.00%, 02/15/15 (e)	3,510,000	3,276,641
4.13%, 05/15/15 (e)	420,000	395,095
4.50%, 11/15/15 (e)	630,000	607,655
4.50%, 02/15/36 (e)	4,560,000	4,162,067

		32,910,154

Total U.S. Government & Agency Long-Term Obligations		1,342,008,054

Corporate Bonds (27.7%)
Advertising (0.0%)

Omnicom Group, Inc., 5.90%, 04/15/16	300,000	293,684

Aerospace (0.4%)

Bae Systems Holdings, Inc., 4.75%, 08/15/10 (b)	400,000	384,939
Boeing Co., 6.13%, 02/15/33	500,000	514,297
General Dynamics Corp., 3.00%, 05/15/08	425,000	407,456
Goodrich (BF) Co., 6.29%, 07/01/16 (b)	600,000	604,330
Goodrich (BF) Co., 6.80%, 07/01/36 (b)	314,000	316,775
Lockheed Martin Corp., 8.50%, 12/01/29	600,000	767,156
Northrop Grumman Corp., 7.13%, 02/15/11	1,035,000	1,096,931
Raytheon Co., 8.30%, 03/01/10	250,000	271,531
Raytheon Co., 5.50%, 11/15/12	150,000	148,310
Raytheon Co., 6.40%, 12/15/18	350,000	362,417
Raytheon Co., 7.00%, 11/01/28	225,000	245,675
Rockwell Collins Corp., 4.75%, 12/01/13	500,000	480,112
United Technologies Corp., 6.35%, 03/01/11	675,000	696,804
United Technologies Corp., 5.40%, 05/01/35	750,000	684,821

		6,981,554

Agricultural Operations (0.0%)

Archer-Daniels-Midland, 5.38%, 09/15/35 (e)	250,000	225,748

Agricultural Products (0.0%)

Bunge International Ltd., 5.10%, 07/15/15	150,000	137,172
Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/11	70,000	75,796
Potash Corp. of Saskatchewan, Inc., 4.88%, 03/01/13	280,000	264,250

		477,218

Airlines (0.0%)

Continental Airlines, Inc., 6.56%, 08/15/13	395,000	405,354
Qantas Airways, 6.05%, 04/15/16 (b)	300,000	293,734
Southwest Airlines Corp., 7.88%, 09/01/07	24,000	24,508
Southwest Airlines Corp., 5.13%, 03/01/17	250,000	229,226

		952,822

Apparel Manufacturers (0.0%)

Jones Apparel Group Inc., 6.13%, 11/15/34	160,000	131,426

Automobiles (0.3%)

DaimlerChrysler AG, 4.05%, 06/04/08 (e)	1,100,000	1,067,637
DaimlerChrysler AG, 7.30%, 01/15/12	660,000	693,876
DaimlerChrysler AG, 6.50%, 11/15/13 (e)	825,000	833,912
DaimlerChrysler AG, 8.50%, 01/18/31 (e)	625,000	721,803
DaimlerChrysler NA Holdings, 4.75%, 01/15/08 (e)	1,000,000	985,579
DaimlerChrysler NA Holdings, 5.88%, 03/15/11	250,000	247,845
Nissan Motor Acceptance, 4.63%, 03/08/10 (b)	520,000	500,519
Toyota Motor Credit Corp., 4.25%, 03/15/10 (e)	570,000	547,862

		5,599,033

Banking (3.4%)

American Express Centurion Bank, 4.38%, 07/30/09 (b) (e)	400,000	388,823
Anadarko Finance Co., 6.75%, 05/01/11	200,000	207,843
Andina de Fomento Corp., 6.88%, 03/15/12	400,000	419,023
Banco Nacional de Comercio Exterior, 3.88%, 01/21/09 (b) (e)	100,000	95,000
Bank of America Corp., 3.25%, 08/15/08	540,000	517,716
Bank of America Corp., 4.50%, 08/01/10	350,000	338,442
Bank of America Corp., 4.88%, 09/15/12	490,000	472,981
Bank of America Corp., 4.88%, 01/15/13 (e)	1,100,000	1,059,325
Bank of America Corp., 4.75%, 08/01/15 (e)	1,050,000	979,843
Bank of America Corp., 5.25%, 12/01/15 (e)	1,250,000	1,199,431
Bank of America Corp., 6.00%, 06/15/16	500,000	507,410
Bank of New York Corp., 5.20%, 07/01/07 (e)	565,000	563,038
Bank of New York Corp., 5.05%, 03/03/09	900,000	884,336
Bank One Corp., 4.13%, 09/01/07 (e)	1,615,000	1,587,614
Bank One Corp., 3.70%, 01/15/08 (e)	500,000	487,479
Bank One Corp., 7.88%, 08/01/10	100,000	108,228
Bank One Corp., 5.25%, 01/30/13	250,000	244,494
Bank One Corp., 8.00%, 04/29/27	492,000	584,162
BB&T Corp., 6.50%, 08/01/11	800,000	832,410
BB&T Corp., 4.75%, 10/01/12	400,000	382,248
BHP Finance Corp., 6.42%, 03/01/26	135,000	138,952
BSCH Issuances Ltd., 7.63%, 11/03/09	600,000	639,410
BSCH Issuances Ltd., 7.63%, 09/14/10	100,000	107,579
Citigroup, Inc., 5.50%, 11/30/07 (e)	1,500,000	1,497,666
Citigroup, Inc., 3.50%, 02/01/08	1,850,000	1,798,879
Citigroup, Inc., 6.38%, 11/15/08	275,000	280,830
Citigroup, Inc., 3.63%, 02/09/09	1,420,000	1,360,996
Citigroup, Inc., 4.13%, 02/22/10	500,000	478,889
Citigroup, Inc., 4.63%, 08/03/10	550,000	534,234
Citigroup, Inc., 6.50%, 01/18/11	225,000	233,851
Citigroup, Inc., 5.13%, 02/14/11	150,000	147,885
Citigroup, Inc., 6.00%, 02/21/12	250,000	255,182
Citigroup, Inc., 5.63%, 08/27/12	500,000	499,616
Citigroup, Inc., 5.30%, 01/07/16 (e)	600,000	580,373
Citigroup, Inc., 6.63%, 06/15/32	565,000	596,446
Citigroup, Inc., 5.88%, 02/22/33	200,000	191,329
Citigroup, Inc., 5.85%, 12/11/34 (e)	1,525,000	1,471,745
Comerica, Inc., 4.80%, 05/01/15	300,000	276,329
Deutsche Bank Financial LLC., 7.50%, 04/25/09	100,000	104,853
Deutsche Bank Financial LLC., 5.38%, 03/02/15	300,000	290,419
European Investment Bank, 3.38%, 03/16/09 (e)	1,600,000	1,530,979
European Investment Bank, 4.63%, 05/15/14	525,000	503,600
Fifth Third Bank, 3.38%, 08/15/08	280,000	269,098
Fifth Third Bank, 4.20%, 02/23/10	1,725,000	1,656,000
HBOS PLC, 5.38%, 11/29/49 (b)	600,000	574,863
HSBC Bank USA, 7.50%, 07/15/09	955,000	1,005,498
HSBC Bank USA, 3.88%, 09/15/09	1,775,000	1,693,835
HSBC Bank USA, 4.63%, 04/01/14	400,000	370,925
HSBC Bank USA, 5.88%, 11/01/34	825,000	780,980
Huntington National Bank, 5.50%, 02/15/16	300,000	286,312
Inter-American Development Bank, 5.75%, 02/26/08	250,000	251,775
Inter-American Development Bank, 6.80%, 10/15/25	700,000	791,939
International Bank for Reconstruction & Development, 7.63%, 01/19/23	750,000	923,946
International Lease Finance Corp., 5.75%, 02/15/07	415,000	415,322
International Lease Finance Corp., 3.50%, 04/01/09	500,000	474,861
JP Morgan Chase & Co., 6.25%, 01/15/09	100,000	101,432
JP Morgan Chase & Co., 3.50%, 03/15/09	2,450,000	2,336,844
JP Morgan Chase & Co., 4.50%, 11/15/10	2,750,000	2,634,687
JP Morgan Chase & Co., 6.63%, 03/15/12	1,090,000	1,141,250
JP Morgan Chase & Co., 4.75%, 03/01/15 (e)	430,000	398,706
JP Morgan Chase & Co., 5.15%, 10/01/15	550,000	521,019
JP Morgan Chase & Co., 5.88%, 06/13/16	750,000	748,622
Key Bank NA, 5.70%, 08/15/12	450,000	450,085
Key Bank NA, 5.80%, 07/01/14	250,000	249,230
Key Bank NA, 6.95%, 02/01/28	225,000	240,709
M & T Bank Corp., 3.85%, 04/01/13	300,000	292,240
Marshall & Ilsley Bank, 4.13%, 09/04/07	125,000	123,046
Marshall & Ilsley Bank, 3.80%, 02/08/08	600,000	585,041
Marshall & Ilsley Bank, 5.25%, 09/04/12	275,000	271,690
MBNA America Bank Corp., 6.25%, 01/17/07	495,000	496,559
MBNA America Bank Corp., 5.38%, 01/15/08	195,000	194,768
MBNA America Bank Corp., 4.63%, 08/03/09 (b)	2,130,000	2,083,114
MBNA America Bank Corp., 5.00%, 05/04/10	550,000	541,561
MBNA America Bank Corp., 7.13%, 11/15/12	140,000	150,887
National Bank of Australia, 8.60%, 05/19/10	300,000	330,450
National City Bank of Indiana, 4.00%, 09/28/07	300,000	294,063
National City Corp., 3.20%, 04/01/08	400,000	385,452
National City Corp., 6.20%, 12/15/11	300,000	308,920
National City Corp., 4.90%, 01/15/15 (e)	600,000	562,463
NationsBank Corp., 6.60%, 05/15/10	200,000	207,288
Oester Kontroll Bank, 4.50%, 03/09/15	400,000	377,341
PNC Funding Corp., 5.25%, 11/15/15	600,000	574,730
Popular North America, Inc., 4.70%, 06/30/09	550,000	534,824
Regions Financial Corp., 6.38%, 05/15/12	150,000	155,702
Sanwa Bank Ltd., 7.40%, 06/15/11 (e)	600,000	641,483
Sovereign Bancorp., Inc., 5.13%, 03/15/13	200,000	191,185
St. George Bank Ltd., 5.30%, 10/15/15 (b)	400,000	384,756
State Street Bank and Trust, 5.30%, 01/15/16	200,000	193,471
SunTrust Banks, Inc., 5.20%, 01/17/17	300,000	284,539
SunTrust Banks, Inc., 5.45%, 12/01/17	310,000	299,632
U.S. Bancorp, 5.10%, 07/15/07	500,000	497,521
U.S. Bancorp, 4.50%, 07/29/10	500,000	482,797
UBS AG Stamford CT, 5.88%, 07/15/16	400,000	401,023
Union Planters Corp., 4.38%, 12/01/10	150,000	143,506
UnionBanCal Corp., 5.25%, 12/16/13	350,000	338,024
US Bank NA, 4.95%, 10/30/14 (e)	450,000	425,813
US Bank NA, 4.80%, 04/15/15	225,000	210,440
US Bank NA Minnesota, 6.38%, 08/01/11	850,000	882,825
Wachovia Corp., 3.63%, 02/17/09	2,975,000	2,847,963
Wachovia Corp., 4.88%, 02/15/14	310,000	293,613
Wachovia Corp., 5.60%, 03/15/16	500,000	490,642
Wachovia Corp., 5.50%, 08/01/35 (e)	825,000	740,595
Wells Fargo & Co., 3.50%, 04/04/08 (e)	625,000	605,340
Wells Fargo & Co., 3.13%, 04/01/09	2,150,000	2,029,116
Wells Fargo & Co., 6.45%, 02/01/11	1,440,000	1,495,158
Wells Fargo & Co., 5.13%, 09/15/16	350,000	331,886
Wells Fargo & Co., 5.38%, 02/07/35 (e)	775,000	701,376
Westpac Banking Corp., 4.63%, 06/01/18	250,000	224,693

		67,305,362

Building & Construction (0.3%)

Caterpillar, Inc., 7.30%, 05/01/31 (e)	170,000	199,016
Centex Corp., 7.88%, 02/01/11	250,000	266,308
Centex Corp., 7.50%, 01/15/12	100,000	105,198
Centex Corp., 6.50%, 05/01/16	600,000	590,179
D.R. Horton, Inc., 6.00%, 04/15/11 (e)	1,100,000	1,075,304
Hanson Australia Funding, 5.25%, 03/15/13 (e)	450,000	429,186
Korea Development Bank Corp., 4.25%, 11/13/07 (e)	250,000	245,794
Lafarge SA, 6.50%, 07/15/16	450,000	451,973
Lennar Corp., 5.95%, 03/01/13	90,000	86,871
Lennar Corp., 5.50%, 09/01/14	500,000	461,861
Masco Corp., 5.88%, 07/15/12	360,000	354,692
Masco Corp., 4.80%, 06/15/15	600,000	538,576
MDC Holdings, Inc., 5.50%, 05/15/13	250,000	229,034
Pulte Homes, Inc., 4.88%, 07/15/09	575,000	557,128
Pulte Homes, Inc., 7.88%, 08/01/11	40,000	42,471
Pulte Homes, Inc., 6.25%, 02/15/13	105,000	102,943
Pulte Homes, Inc., 6.00%, 02/15/35 (e)	250,000	210,399
Ryland Group, 5.38%, 01/15/15	400,000	353,462
Toll Brothers, Inc., 6.88%, 11/15/12	150,000	148,247

		6,448,642

Business Services (0.1%)

First Data Corp., 3.38%, 08/01/08	600,000	576,006
Johnson Controls, Inc., 5.25%, 01/15/11 (e)	300,000	294,174
Pitney Bowes, Inc., 4.75%, 01/15/16	500,000	460,489
Pitney Bowes, Inc., 4.75%, 05/15/18 (e)	150,000	135,013

		1,465,682

Cable (0.4%)

British Sky Broadcasting Group PLC, 8.20%, 07/15/09	375,000	399,858
Comcast Corp, 6.50%, 11/15/35	170,000	162,706
Comcast Corp., 6.20%, 11/15/08 (e)	475,000	481,548
Comcast Corp., 6.88%, 06/15/09	800,000	826,447
Comcast Corp., 5.85%, 01/15/10	1,465,000	1,470,516
Comcast Corp., 8.38%, 03/15/13	400,000	447,995
Comcast Corp., 5.90%, 03/15/16	700,000	681,990
Comcast Corp., 9.46%, 11/15/22	200,000	250,390
Comcast Corp., 7.05%, 03/15/33 (e)	500,000	510,260
Comcast Corp., 5.65%, 06/15/35 (e)	400,000	344,370
Comcast Corp., 6.45%, 03/15/37	580,000	550,382
Cox Communications, Inc., 7.13%, 10/01/12	500,000	520,648
Cox Communications, Inc., 5.45%, 12/15/14	600,000	559,414
Cox Enterprises, 4.38%, 05/01/08 (b)	250,000	243,809
Harris Corp., 6.35%, 02/01/28	250,000	254,278
Teck Cominco Ltd., 6.13%, 10/01/35	250,000	225,488
USA Interactive, 7.00%, 01/15/13 (e)	300,000	304,492

		8,234,591

Chemicals (0.2%)

Albemarle Corp., 5.10%, 02/01/15 (e)	200,000	185,515
Chevron Phillips Chemical, 5.38%, 06/15/07	100,000	99,693
Cytec Inustries, Inc., 6.00%, 10/01/15	275,000	264,857
Dow Chemical, 6.00%, 10/01/12	1,000,000	1,017,729
ICI North America, 8.88%, 11/15/06	300,000	302,495
Lubrizol Corp., 5.50%, 10/01/14	600,000	571,884
Lubrizol Corp., 6.50%, 10/01/34	250,000	244,293
Praxair, Inc., 3.95%, 06/01/13 (e)	300,000	271,733
Rohm & Haas Co., 7.85%, 07/15/29	200,000	235,980
Yara International Asa, 5.25%, 12/15/14 (b)	250,000	234,828

		3,429,007

Commercial Services (0.1%)

Aramark Services, Inc., 6.38%, 02/15/08	140,000	139,941
Cendant Corp., 6.88%, 08/15/06	580,000	580,167
Donnelley (R.R) & Sons Co., 4.95%, 04/01/14 (e)	200,000	182,106
First Data Corp., 4.95%, 06/15/15 (e)	250,000	235,248

		1,137,462

Computers (0.3%)

Cisco Systems, Inc., 5.25%, 02/22/11	500,000	494,416
Cisco Systems, Inc., 5.50%, 02/22/16	1,300,000	1,264,234
Dell Computer Corp., 7.10%, 04/15/28	350,000	383,709
First Data Corp., 6.38%, 12/15/07	350,000	352,894
Hewlett Packard Co., 3.63%, 03/15/08	250,000	242,765
Hewlett Packard Co., 6.50%, 07/01/12 (e)	250,000	261,037
IBM Corp., 6.45%, 08/01/07	115,000	115,747
IBM Corp., 3.80%, 02/01/08	1,415,000	1,381,732
IBM Corp., 5.50%, 01/15/09	200,000	200,863
IBM Corp., 4.75%, 11/29/12	875,000	839,988
IBM Corp., 5.88%, 11/29/32 (e)	565,000	549,109
Kern River Funding Corp., 4.89%, 04/30/18 (b)	86,000	81,699

		6,168,193

Conglomerates (0.1%)

Fortune Brands, Inc., 5.13%, 01/15/11	700,000	677,952
Fortune Brands, Inc., 5.38%, 01/15/16	450,000	419,464
Procter & Gamble Co., 6.88%, 09/15/09	320,000	333,741
Procter & Gamble Co., 4.95%, 08/15/14 (e)	500,000	480,430
Procter & Gamble Co., 5.80%, 08/15/34	500,000	491,156

		2,402,743

Containers (0.0%)

Newell Rubbermaid, Inc., 4.00%, 05/01/10	150,000	141,595
Sealed Air Corp., 5.38%, 04/15/08 (b)	200,000	198,935
Sealed Air Corp., 6.95%, 05/15/09 (b)	55,000	56,763

		397,293

Department Stores (0.1%)

Federated Department Stores, 6.63%, 04/01/11 (e)	1,070,000	1,106,376
Federated Department Stores, 6.90%, 04/01/29	250,000	253,999
Kimberly-Clark Corp., 7.10%, 08/01/07	106,000	107,345
Kimberly-Clark Corp., 5.63%, 02/15/12	500,000	504,962
Kohl’s Corp., 6.30%, 03/01/11	50,000	51,312

		2,023,994

Electric Integrated (1.5%)

Alabama Power Co., 5.70%, 02/15/33 (e)	550,000	521,934
AmerenEnergy Generating Co., 7.95%, 06/01/32	105,000	122,740
American Electric Power Co., 5.25%, 06/01/15	325,000	307,197
Arizona Public Service Co., 5.50%, 09/01/35	365,000	310,043
Cincinnati Gas & Electric Corp., 5.70%, 09/15/12	70,000	69,147
Commonwealth Edison Corp., 6.15%, 03/15/12	200,000	202,927
Consolidated Edison of N.Y., 4.70%, 06/15/09 (e)	250,000	245,109
Consolidated Edison of N.Y., 5.38%, 12/15/15	300,000	291,094
Consolidated Edison, Inc., 7.15%, 12/01/09	60,000	62,960
Consolidated Edison, Inc., 4.88%, 02/01/13 (e)	210,000	200,825
Consolidated Edison, Inc., 5.88%, 04/01/33	200,000	191,054
Constellation Energy Group, Inc., 6.13%, 09/01/09	530,000	536,143
Consumers Energy - ITC, 4.25%, 04/15/08	205,000	200,211
Consumers Energy - ITC, 4.00%, 05/15/10	200,000	187,867
Dominion Resources, Inc., 4.13%, 02/15/08	250,000	244,660
Dominion Resources, Inc., 5.70%, 09/17/12	275,000	270,955
Dominion Resources, Inc., 6.30%, 03/15/33 (e)	750,000	719,179
Dominion Resources, Inc., 5.95%, 06/15/35 (e)	425,000	390,036
DTE Energy Co., 6.35%, 06/01/16	700,000	705,057
Duke Energy Corp., 3.75%, 03/05/08	1,200,000	1,168,117
Duke Energy Corp., 6.25%, 01/15/12	1,170,000	1,200,454
Emerson Electric Co., 6.00%, 08/15/32	140,000	140,363
Entergy Gulf States, Inc., 5.25%, 08/01/15	300,000	275,696
Entergy Mississippi, Inc., 5.15%, 02/01/13	490,000	462,190
Exelon Corp., 5.63%, 06/15/35 (e)	400,000	358,906
FirstEnergy Corp., 7.38%, 11/15/31	700,000	766,177
Florida Power & Light Co., 4.85%, 02/01/13	250,000	239,003
Florida Power & Light Co., 5.85%, 02/01/33	170,000	164,450
Florida Power & Light Co., 5.90%, 03/01/33	115,000	109,380
Florida Power & Light Co., 5.95%, 10/01/33	130,000	127,416
Florida Power & Light Co., 5.40%, 09/01/35	220,000	199,142
FPL Group Capital, Inc., 7.63%, 09/15/06	85,000	85,202
General Electric Capital Corp., 5.38%, 03/15/07	650,000	649,744
General Electric Capital Corp., 4.63%, 09/15/09	1,075,000	1,051,858
General Electric Capital Corp., 3.75%, 12/15/09	1,400,000	1,328,959
General Electric Capital Corp., 5.50%, 04/28/11	700,000	700,279
General Electric Capital Corp., 5.00%, 02/01/13	1,575,000	1,524,514
General Electric Capital Corp., 5.00%, 07/08/16	500,000	474,759
Georgia Power Corp., 5.13%, 11/15/12	180,000	174,683
Metropolitan Edison, 4.88%, 04/01/14	400,000	371,745
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	1,075,000	1,075,230
MidAmerican Energy Holdings Co., 6.13%, 04/01/36 (b)	500,000	481,138
New York State Electric & Gas Corp., 5.75%, 05/01/23	100,000	94,546
NiSource Finance Corp., 5.25%, 09/15/17	440,000	403,104
Oncor Electric Delivery, 6.38%, 01/15/15	750,000	759,041
Oncor, Inc., 6.38%, 05/01/12	165,000	167,958
Pacific Gas & Electric, 3.60%, 03/01/09	1,100,000	1,050,265
Pacific Gas & Electric, 4.80%, 03/01/14	800,000	753,385
Pacific Gas & Electric Co., 4.20%, 03/01/11	1,200,000	1,132,609
PacifiCorp Corp., 5.25%, 06/15/35	300,000	263,714
Pepco Holdings, Inc., 6.45%, 08/15/12	180,000	183,507
Pepco Holdings, Inc., 7.45%, 08/15/32	200,000	220,201
Progress Energy, Inc., 5.85%, 10/30/08	105,000	105,498
Progress Energy, Inc., 7.10%, 03/01/11 (e)	440,000	464,904
Progress Energy, Inc., 7.75%, 3/1/31, 7.75%, 03/01/31	400,000	459,295
PSEG Power Corp., 6.95%, 06/01/12	125,000	130,698
Public Service Co. of Colorado, 5.50%, 04/01/14	425,000	418,738
Public Service Electric & Gas, 5.13%, 09/01/12	330,000	320,533
Public Service New Mexico Corp., 4.40%, 09/15/08	175,000	170,565
Puget Energy, Inc., 5.48%, 06/01/35	250,000	217,630
SCANA Corp., 6.88%, 05/15/11	875,000	919,020
SCANA Corp., 6.25%, 02/01/12	250,000	254,887
Scottish Power, 5.81%, 03/15/25	200,000	189,121
Southern California Edison Co., 6.00%, 01/15/34	300,000	292,121
Southern California Edison Co., 5.55%, 01/15/36	400,000	364,994
Southern Power Co., 6.25%, 07/15/12	425,000	431,527
Virginia Electric Power, 5.40%, 01/15/16	250,000	238,961
Westar Energy, Inc., 6.00%, 07/01/14	450,000	450,279
Wisconsin Electric Power, 5.63%, 05/15/33	100,000	93,386
Xcel Energy, Inc., 6.50%, 07/01/36	300,000	300,371

		29,759,401

Electric Distribution (0.2%)

Cincinnati Gas and Electric Co., 5.40%, 06/15/33	125,000	107,912
Hydro Quebec Corp., 8.40%, 01/15/22	373,000	473,730
Hydro Quebec Corp., 8.88%, 03/01/26	265,000	359,987
Ohio Power Co., 6.60%, 02/15/33	400,000	406,540
PPL Electric Utility, 5.88%, 08/15/07	1,000,000	1,003,028
PSEG Power, 5.50%, 12/01/15	700,000	666,140
TXU Energy Co., 6.13%, 03/15/08	770,000	773,785
TXU Energy Co., 6.15%, 11/15/13 (b)	320,000	322,032
Wisconsin Energy Corp., 5.50%, 12/01/08	300,000	299,819

		4,412,973

Farm Machinery & Equipment (0.0%)

Deere & Co., 6.95%, 04/25/14	270,000	290,453

Financial Services (10.4%)

Ace Ina Holdings, 8.30%, 08/15/06	150,000	150,126
Ace Ina Holdings, 5.88%, 06/15/14 (e)	950,000	932,666
American Express, 3.75%, 11/20/07	1,280,000	1,252,680
American Express Co., 4.88%, 07/15/13	285,000	273,753
American General Finance, 4.50%, 11/15/07	900,000	889,017
American General Finance, 5.38%, 10/01/12	1,400,000	1,371,409
Associates Corp. of North America, 6.95%, 11/01/18	575,000	627,438
AXA Financial, Inc., 7.75%, 08/01/10	450,000	481,874
AXA Financial, Inc., 7.00%, 04/01/28	225,000	239,308
Bear Stearns Co., Inc., 5.70%, 11/15/14 (e)	625,000	618,143
Bear Stearns Co., Inc., 5.30%, 10/30/15	300,000	287,649
Bear Stearns Co., Inc., 4.65%, 07/02/18	600,000	532,712
Boeing Capital Corp., 5.75%, 02/15/07 (e)	1,200,000	1,201,949
Boeing Capital Corp., 6.10%, 03/01/11 (e)	85,000	86,929
BSkyB Finance UK LTD., 5.63%, 10/15/15 (b)	250,000	239,351
Capital One Bank, 4.88%, 05/15/08	1,300,000	1,286,039
Capital One Bank, 5.75%, 09/15/10	400,000	401,438
Capital One Financial, 5.50%, 06/01/15	750,000	717,667
Capital One Financial, 5.25%, 02/21/17	515,000	476,566
Caterpillar Financial Services Corp., 4.88%, 06/15/07	90,000	89,483
Caterpillar Financial Services Corp., 2.70%, 07/15/08	700,000	664,252
Caterpillar Financial Services Corp., 4.50%, 06/15/09	350,000	341,490
Caterpillar Financial Services Corp., 5.05%, 12/01/10	1,000,000	982,296
Caterpillar Financial Services Corp., 5.50%, 03/15/16	500,000	490,020
CIT Group, Inc., 5.75%, 09/25/07	900,000	900,712
CIT Group, Inc., 3.88%, 11/03/08	780,000	753,556
CIT Group, Inc., 4.75%, 12/15/10	340,000	329,063
CIT Group, Inc., 5.13%, 09/30/14 (e)	425,000	402,998
CIT Group, Inc., 5.20%, 06/01/15	300,000	284,371
CIT Group, Inc., 5.40%, 01/30/16	300,000	286,592
CIT Group, Inc., 6.00%, 04/01/36	350,000	325,920
CitiFinancial Credit Co., 10.00%, 05/15/09	100,000	111,612
Countrywide Financial Corp., 5.63%, 07/15/09	950,000	950,569
Countrywide Home Loan, 3.25%, 05/21/08	305,000	293,371
Countrywide Home Loan, 4.00%, 03/22/11	900,000	835,437
Credit Suisse First Boston Mortgage Corp., 5.77%, 11/15/19 (d)	25,000,000	25,009,072
Credit Suisse First Boston USA, Inc., 5.75%, 04/15/07 (e)	300,000	300,287
Credit Suisse First Boston USA, Inc., 4.63%, 01/15/08 (e)	2,275,000	2,249,691
Credit Suisse First Boston USA, Inc., 4.13%, 01/15/10	675,000	646,256
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11	450,000	460,535
Credit Suisse First Boston USA, Inc., 6.50%, 01/15/12	600,000	622,677
Credit Suisse First Boston USA, Inc., 5.13%, 01/15/14 (e)	290,000	278,362
Credit Suisse First Boston USA, Inc., 5.59%, 05/15/14 (d)	6,043,853	6,043,905
Credit Suisse First Boston USA, Inc., 5.57%, 08/15/18 (d)	1,714,721	1,714,911
Credit Suisse First Boston USA, Inc., 7.13%, 07/15/32	650,000	725,285
Eksportfinans, 4.75%, 12/15/08 (e)	700,000	692,355
Eksportfinans, 5.50%, 05/25/16	650,000	652,928
ERP Operating LP, 5.25%, 09/15/14	800,000	767,469
ERP Operating LP, 5.38%, 08/01/16	500,000	476,016
Financing Corp., 9.80%, 11/30/17	30,000	41,023
General Electric Capital Corp., 4.25%, 01/15/08	2,230,000	2,193,809
General Electric Capital Corp., 5.88%, 02/15/12 (e)	100,000	101,446
General Electric Capital Corp., 6.00%, 06/15/12	445,000	454,791
General Electric Capital Corp., 4.88%, 03/04/15 (e)	1,050,000	994,437
General Electric Capital Corp., 6.75%, 03/15/32	2,145,000	2,333,164
Golden West Financial Corp., 4.75%, 10/01/12	265,000	254,057
Goldman Sachs Group, Inc., 4.13%, 01/15/08	1,060,000	1,040,842
Goldman Sachs Group, Inc., 3.88%, 01/15/09	1,000,000	963,540
Goldman Sachs Group, Inc., 6.65%, 05/15/09	700,000	721,566
Goldman Sachs Group, Inc., 6.60%, 01/15/12	175,000	181,710
Goldman Sachs Group, Inc., 5.25%, 04/01/13 (e)	1,125,000	1,092,722
Goldman Sachs Group, Inc., 5.25%, 10/15/13	1,475,000	1,425,986
Goldman Sachs Group, Inc., 5.13%, 01/15/15	1,125,000	1,065,176
Goldman Sachs Group, Inc., 5.35%, 01/15/16	750,000	717,731
Goldman Sachs Group, Inc., 6.13%, 02/15/33 (e)	1,950,000	1,866,234
Greenwich Capital Commercial Funding Corp., 5.51%, 11/05/19 (d)	6,061,138	6,061,130
Harley Davidson Funding, 3.63%, 12/15/08 (b)	600,000	575,900
Household Finance Corp., 5.88%, 02/01/09	1,620,000	1,635,720
Household Finance Corp., 4.75%, 05/15/09	1,300,000	1,276,114
Household Finance Corp., 7.00%, 05/15/12	1,375,000	1,462,392
HSBC Finance Corp., 4.75%, 04/15/10 (e)	600,000	583,638
HSBC Finance Corp., 5.25%, 04/15/15 (e)	450,000	430,950
HSBC Finance Corp., 5.00%, 06/30/15	850,000	797,276
International Lease Finance Corp., 5.00%, 04/15/10	1,000,000	977,196
J Paul Getty Trust Corp., 5.88%, 10/01/33	500,000	485,006
Jefferies Group, Inc., 6.25%, 01/15/36 (e)	300,000	278,035
John Deere Capital Corp., 3.90%, 01/15/08	1,000,000	978,175
John Deere Capital Corp., 4.88%, 03/16/09	600,000	591,685
John Deere Capital Corp., 4.40%, 07/15/09	650,000	631,300
John Hancock Financial Services, Inc., 5.63%, 12/01/08	100,000	100,509
JP Morgan Chase & Co., 5.55%, 02/15/19 (d)	24,369,000	24,387,527
JP Morgan Chase & Co., 5.39%, 04/16/19 (d)	19,297,488	19,308,901
Kaupthing Bank, 7.13%, 05/19/16 (b)	600,000	606,476
KFW International Finance, 3.25%, 03/30/09 (e)	900,000	856,478
KFW International Finance, 5.13%, 05/13/09	1,500,000	1,497,120
KFW International Finance, 4.38%, 07/21/15	2,450,000	2,283,393
Korea Development Bank, 4.75%, 07/20/09	1,500,000	1,467,305
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	1,200,000	1,155,086
Lehman Brothers Holdings, Inc., 4.25%, 01/27/10	775,000	743,959
Lehman Brothers Holdings, Inc., 7.88%, 08/15/10	97,000	105,077
Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	890,000	929,467
Lehman Brothers Holdings, Inc., 4.80%, 03/13/14 (e)	1,250,000	1,167,603
Lehman Brothers Holdings, Inc., 5.54%, 10/15/17 (d)	16,463,268	16,471,649
Lehman Brothers Holdings, Inc., 5.47%, 07/15/18 (d)	6,606,322	6,606,903
Mellon Financial Corp., 6.40%, 05/14/11	450,000	464,692
Mellon Financial Corp., 5.00%, 12/01/14	450,000	428,063
Morgan Stanley, 3.63%, 04/01/08	1,750,000	1,698,860
Morgan Stanley, 6.60%, 04/01/12	850,000	888,633
Morgan Stanley, 5.30%, 03/01/13	625,000	610,484
Morgan Stanley, 4.75%, 04/01/14	1,000,000	928,716
Morgan Stanley, 7.25%, 04/01/32	550,000	612,963
National Rural Utilities, 4.75%, 03/01/14	550,000	516,605
National Rural Utilities, 8.00%, 03/01/32	270,000	331,519
Prudential Financial, Inc., 3.75%, 05/01/08	655,000	635,607
Prudential Financial, Inc., 5.10%, 09/20/14	500,000	474,517
Prudential Financial, Inc., 5.75%, 07/15/33	250,000	229,248
Residential Capital Corp., 6.38%, 06/30/10	500,000	498,316
Residential Capital Corp., 6.88%, 06/30/15	900,000	912,770
Residential Capital Corp., 5.50%, 08/25/35 (d)	12,204,206	12,209,946
Royal Bank of Scotland Group, 5.00%, 11/12/13	400,000	383,578
Royal Bank of Scotland Group, 5.05%, 01/08/15 (e)	535,000	509,133
Royal Bank of Scotland Group, 4.70%, 07/03/18	800,000	720,285
SLM Corp., 5.38%, 05/15/14	1,850,000	1,792,619
Synovus Financial Corp., 4.88%, 02/15/13	150,000	143,610
Textron Financial Corp., 4.13%, 03/03/08	600,000	586,553
UFJ Finance Aruba AEC, 6.75%, 07/15/13	600,000	631,880
Wachovia Bank Commercial Mortgage, 5.54%, 10/15/15 (d)	5,102,858	5,103,008
Washington Mutual, Inc., 5.63%, 01/15/07	175,000	175,065
Washington Mutual, Inc., 4.38%, 01/15/08	750,000	736,751
Washington Mutual, Inc., 4.00%, 01/15/09 (e)	500,000	482,444
Washington Mutual, Inc., 5.50%, 01/15/13	445,000	436,033
Washington Mutual, Inc., 6.75%, 05/20/36	700,000	712,593

		204,502,900

Food & Related (0.9%)

Anheuser-Busch Co., Inc., 4.38%, 01/15/13 (e)	50,000	46,748
Anheuser-Busch Co., Inc., 5.00%, 03/01/19	400,000	369,668
Anheuser-Busch Co., Inc., 5.75%, 04/01/36	550,000	525,856
Anheuser-Busch Co., Inc., 6.00%, 11/01/41	250,000	243,193
Archer Daniels Midland Co., 5.94%, 10/01/32	585,000	570,168
Bottling Group LLC, 4.63%, 11/15/12	700,000	666,850
Cadbury Schweppes PLC, 5.13%, 10/01/13 (b)	300,000	285,178
Campbell Soup Co., 4.88%, 10/01/13	400,000	379,616
Coca-Cola Bottling Co., 5.00%, 11/15/12	150,000	143,850
Coca-Cola Enterprises, Inc., 8.50%, 02/01/12	600,000	683,906
Coca-Cola Enterprises, Inc., 6.95%, 11/15/26	250,000	271,749
Coca-Cola Enterprises, Inc., 6.75%, 09/15/28 (e)	595,000	634,050
ConAgra Foods, Inc., 6.75%, 09/15/11	150,000	155,891
ConAgra Foods, Inc., 7.00%, 10/01/28	375,000	386,527
Diageo Capital PLC, 3.50%, 11/19/07	860,000	837,829
Diageo Capital PLC, 5.30%, 10/28/15	1,100,000	1,053,434
General Mills, Inc., 5.13%, 02/15/07	350,000	349,175
General Mills, Inc., 6.00%, 02/15/12	452,000	458,249
HJ Heinz Finance, 6.75%, 03/15/32	150,000	148,542
Kellogg Co., 2.88%, 06/01/08 (e)	1,025,000	978,781
Kellogg Co., 7.45%, 04/01/31	250,000	288,142
Kraft Foods, Inc., 4.63%, 11/01/06	60,000	59,846
Kraft Foods, Inc., 4.13%, 11/12/09	1,000,000	957,830
Kraft Foods, Inc., 5.63%, 11/01/11	794,000	789,218
Kraft Foods, Inc., 6.50%, 11/01/31 (e)	320,000	325,958
Kroger Co., 6.80%, 04/01/11	340,000	352,136
Kroger Co., 6.20%, 06/15/12	400,000	403,454
Kroger Co., 7.50%, 04/01/31 (e)	435,000	467,833
Miller Brewing Co., 5.50%, 08/15/13 (b)	250,000	242,587
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	350,000	383,759
PepsiAmericas, Inc., 4.88%, 01/15/15	750,000	704,367
Safeway, Inc., 6.50%, 03/01/11	400,000	407,918
Safeway, Inc., 5.80%, 08/15/12 (e)	350,000	344,841
Safeway, Inc., 5.63%, 08/15/14 (e)	300,000	289,007
Sara Lee Corp., 6.25%, 09/15/11	425,000	428,147
Sysco Corp., 5.38%, 09/21/35	180,000	164,816
Tricon Global Restaurant, 8.88%, 04/15/11	200,000	223,997
Unilever Capital Corp., 7.13%, 11/01/10	550,000	581,126
Unilever Capital Corp., 5.90%, 11/15/32	350,000	334,249
Wrigley JR Co., 4.65%, 07/15/15	365,000	337,445

		17,275,936

Healthcare Services (0.2%)

Eli Lilly & Co., 6.00%, 03/15/12 (e)	500,000	512,723
Eli Lilly & Co., 7.13%, 06/01/25	200,000	225,036
Health Care Property Investors, Inc., 6.45%, 06/25/12	95,000	97,103
UnitedHealth Group, 5.38%, 03/15/16	500,000	480,194
UnitedHealth Group, 5.80%, 03/15/36	1,200,000	1,113,769
WellPoint, Inc., 5.00%, 12/15/14	400,000	376,718
WellPont, Inc., 5.25%, 01/15/16	550,000	523,601
WellPint, Inc., 5.95%, 12/15/34	200,000	187,531

		3,516,675

Hotels (1.1%)

Harrah’s Operating Co., Inc., 7.13%, 06/01/07	400,000	403,952
Harrah’s Operating Co., Inc., 5.50%, 07/01/10	380,000	372,902
Harrah’s Operating Co., Inc., 5.63%, 06/01/15	1,000,000	932,910
Harrah’s Operating Co., Inc., 5.75%, 10/01/17	375,000	344,784
TW Hotel Funding, 5.62%, 01/15/21 (d)	20,000,000	20,022,928

		22,077,476

Household Products (0.0%)

Clorox Co., 4.20%, 01/15/10	530,000	507,542

Industrial supplies (0.0%)

Phillips Petroleum Co., 6.65%, 7/15/18	200,000	212,902

Insurance (0.7%)

Allstate Corp., 6.13%, 02/15/12 (e)	430,000	439,675
Allstate Corp., 5.00%, 08/15/14	500,000	473,429
Allstate Corp., 6.13%, 12/15/32	200,000	193,575
Allstate Corp., 5.55%, 05/09/35	150,000	134,298
Allstate Corp., 5.95%, 04/01/36	200,000	188,841
American General Corp., 7.50%, 07/15/25 (e)	250,000	285,939
American International Group, 5.05%, 10/01/15 (b)	250,000	236,792
American International Group, 6.25%, 05/01/36 (b) (e)	400,000	397,932
Berkley Corp., 5.13%, 09/30/10	175,000	170,918
Berkshire Hathaway, Inc., 4.13%, 01/15/10	1,400,000	1,341,552
Berkshire Hathaway, Inc., 4.85%, 01/15/15 (e)	600,000	565,978
Farmers Insurance Exchange, 8.63%, 05/01/24 (b) (e)	400,000	448,751
Genworth Financial, Inc., 5.75%, 06/15/14 (e)	150,000	149,065
Hartford Financial Services Group, 4.75%, 03/01/14	200,000	187,107
Hartford Life, Inc., 7.38%, 03/01/31	100,000	112,257
Infinity Property & Casualty, 5.50%, 02/18/14	200,000	187,540
ING Sec Life Institutional Fund, 4.25%, 01/15/10 (b)	2,000,000	1,931,841
Marsh & McLennan Cos., Inc., 6.25%, 03/15/12	175,000	176,352
Marsh & McLennan Cos., Inc., 5.75%, 09/15/15	920,000	880,936
MetLife, Inc., 6.13%, 12/01/11	1,085,000	1,108,955
MetLife, Inc., 5.70%, 06/15/35	550,000	503,945
Montpelier RE Holdings, 6.13%, 08/15/13	125,000	117,394
Monumental Global Funding II, 4.38%, 07/30/09	500,000	484,810
New York Life Insurance, 5.88%, 05/15/33 (b)	200,000	194,591
NLV Financial Corp., 7.50%, 08/15/33 (b)	125,000	128,821
North Front Pass, 5.81%, 12/15/24	500,000	479,855
Principal Life Global Funding, 6.25%, 02/15/12	150,000	154,796
Progressive Corp., 6.25%, 12/01/32 (e)	275,000	272,864
RLI Corp., 5.95%, 01/15/14	200,000	192,508
St. Paul Travelers Cos., Inc., 5.01%, 08/16/07	225,000	222,656
Travelers Property Casualty Corp., 6.38%, 03/15/33 (e)	325,000	313,102
Western & Southern Finance, 5.75%, 07/15/33 (b)	250,000	231,355
Willis Group North America, Inc., 5.63%, 07/15/15	300,000	280,647
XL Capital Ltd., 5.25%, 09/15/14	1,320,000	1,229,702

		14,418,779

Manufacturing (0.2%)

Cooper Industries, Inc., 5.50%, 11/01/09	175,000	175,007
Dover, Corp., 4.88%, 10/15/15	380,000	355,436
Honeywell International, 5.40%, 03/15/16	1,195,000	1,166,069
Honeywell International, Inc., 6.13%, 11/01/11 (e)	250,000	256,810
Norsk Hydro AS, 6.36%, 01/15/09	460,000	469,410
Tyco International Group SA, 6.13%, 01/15/09	635,000	641,909
Tyco International Group SA, 6.00%, 11/15/13	1,100,000	1,106,283
Tyco International Group SA, 6.88%, 01/15/29	125,000	132,016

		4,302,940

Medical Products (0.2%)

Amgen, Inc., 4.00%, 11/18/09	475,000	454,879
Baxter International, Inc., 4.63%, 03/15/15	130,000	118,674
Boston Scientific, 5.45%, 06/15/14	600,000	560,533
Johnson & Johnson, 4.95%, 05/15/33 (e)	700,000	629,162
Medtronic, Inc., 4.38%, 09/15/10	315,000	302,534
Quest Diagnostic, Inc., 5.45%, 11/01/15	550,000	527,213
Wyeth, 5.50%, 02/01/14	1,150,000	1,126,841
Wyeth, 6.50%, 02/01/34	350,000	359,090

		4,078,926

Metals & Minerals (0.2%)

Alcan, Inc., 6.45%, 03/15/11	75,000	77,188
Alcan, Inc., 4.50%, 05/15/13	630,000	581,696
Alcan, Inc., 5.75%, 06/01/35	350,000	317,228
Alcoa, Inc., 6.00%, 01/15/12	1,060,000	1,079,371
Barrick Gold Finance, Inc., 4.88%, 11/15/14	390,000	362,675
BHP Billiton Ltd., 4.80%, 04/15/13	400,000	381,580
Codelco, Inc., 6.38%, 11/30/12 (b)	120,000	123,298
Inco Ltd., 7.75%, 05/15/12	300,000	323,596
Newmont Minning Corp., 5.88%, 04/01/35	400,000	358,617
Noranda, Inc., 6.20%, 06/15/35	300,000	269,369
Placer Dome, Inc., 6.38%, 03/01/33	235,000	227,542
Vale Overseas Ltd., 6.25%, 01/11/16	250,000	246,500

		4,348,660

Multimedia (0.6%)

AOL Time Warner, Inc., 6.88%, 05/01/12	1,545,000	1,597,644
AOL Time Warner, Inc., 6.88%, 06/15/18	298,000	303,436
AOL Time Warner, Inc., 7.63%, 04/15/31	300,000	322,583
AOL Time Warner, Inc., 7.70%, 05/01/32	1,580,000	1,716,859
Belo Corp., 8.00%, 11/01/08	145,000	151,263
Gannet Co., Inc., 5.50%, 04/01/07	185,000	184,392
Johnson Controls, Inc., 4.88%, 09/15/13	300,000	281,012
News America Holdings, Inc., 9.25%, 02/01/13	200,000	234,998
News America Holdings, Inc., 5.30%, 12/15/14 (e)	500,000	479,619
News America Holdings, Inc., 8.00%, 10/17/16	200,000	226,088
News America Holdings, Inc., 7.28%, 06/30/28	130,000	133,300
News America Holdings, Inc., 6.20%, 12/15/34	415,000	379,961
News America Holdings, Inc., 6.40%, 12/15/35 (b)	300,000	282,044
Reed Elsevier Capital, 6.13%, 08/01/06	300,000	300,000
Viacom Inc., 6.25%, 04/30/16 (b)	400,000	387,804
Viacom, Inc., 5.63%, 05/01/07	1,000,000	1,000,010
Viacom, Inc., 5.63%, 08/15/12	1,000,000	973,592
Viacom, Inc., 7.88%, 07/30/30	135,000	142,935
Viacom, Inc., 5.50%, 05/15/33	200,000	161,335
Viacom, Inc., 6.88%, 04/30/36 (b)	550,000	527,470
Walt Disney Co., 5.38%, 06/01/07	725,000	724,212
Walt Disney Co., 6.38%, 03/01/12	236,000	244,256
Walt Disney Co., 6.20%, 06/20/14 (e)	400,000	411,648

		11,166,461

Natural Gas Transmission (0.0%)

Texas Gas Transmission Corp., 4.60%, 06/01/15	300,000	271,515

Non-Hazardous Waste Disposal (0.0%)

Waste Management, Inc., 7.38%, 08/01/10	250,000	265,137
Waste Management, Inc., 6.38%, 11/15/12	350,000	360,695
Waste Management, Inc., 7.00%, 7/15/28	275,000	289,618

		915,450

Oil & Gas (1.5%)

AGL Capital Corp., 4.45%, 04/15/13	300,000	275,316
Amerada Hess Corp., 7.30%, 08/15/31	600,000	648,764
Anadarko Petroleum Corp., 7.50%, 05/01/31	505,000	556,681
Apache Corp., 6.25%, 04/15/12	390,000	403,089
Apache Corp., 7.63%, 07/01/19	100,000	115,922
Apache Finance Canada, 4.38%, 05/15/15	825,000	743,331
Atmos Energy Corp., 4.00%, 10/15/09	700,000	663,160
Atmos Energy Corp., 5.13%, 01/15/13	225,000	213,564
BP Amoco PLC, 5.90%, 04/15/09	200,000	202,829
BP Capital Markets America, 4.20%, 06/15/18	250,000	217,280
Brascan Corp., 5.75%, 03/01/10	305,000	304,351
Burlington Resources Finance Co., 6.40%, 08/15/11	210,000	218,024
Burlington Resources, Inc., 6.50%, 12/01/11	350,000	365,176
ChevronTexaco Capital Corp., 3.50%, 09/17/07	90,000	88,068
ChevronTexaco Capital Corp., 3.38%, 02/15/08	500,000	484,879
ChevronTexaco Capital Corp., 8.63%, 06/30/10	120,000	133,927
Colonial Pipeline, 7.63%, 04/15/32 (b)	365,000	442,407
Conoco Funding Co., 6.35%, 10/15/11	1,300,000	1,348,783
Conoco Funding Co., 4.75%, 10/15/12	1,145,000	1,101,228
Conoco, Inc., 6.95%, 04/15/29	370,000	410,280
ConocoPhillips, 5.50%, 04/15/13	550,000	548,299
ConocoPhillips, 5.90%, 10/15/32 (e)	300,000	294,865
Consolidated Natural Gas, Inc., 5.38%, 11/01/06	60,000	59,954
Consolidated Natural Gas, Inc., 6.25%, 11/01/11	764,000	777,305
Consolidated Natural Gas, Inc., 5.00%, 12/01/14	465,000	430,829
Devon Financing Corp., 6.88%, 09/30/11	1,090,000	1,145,029
Duke Capital LLC, 6.75%, 02/15/32	300,000	301,979
EnCana Corp., 4.75%, 10/15/13	575,000	535,049
EnCana Holdings Finance Corp., 5.80%, 05/01/14	1,075,000	1,061,134
Enterprise Products, 5.60%, 10/15/14	1,600,000	1,535,871
Enterprise Products, 5.75%, 03/01/35 (e)	175,000	151,768
Halliburton Co., 5.50%, 10/15/10	800,000	797,560
Kinder Morgan Energy Partners LP, 7.50%, 11/01/10	351,000	370,559
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11 (e)	155,000	159,551
Kinder Morgan Energy Partners LP, 5.80%, 03/15/35	350,000	306,094
Marathon Oil Corp, 6.80%, 03/15/32	200,000	211,034
Marathon Oil Corp., 5.38%, 06/01/07 (e)	810,000	808,280
Motiva Enterprises Corp., 5.20%, 09/15/12 (b)	125,000	122,899
Murphy Oil Corp., 6.38%, 05/01/12	100,000	101,776
Nabors, Inc., 5.38%, 08/15/12	70,000	68,569
Nexen, Inc., 5.05%, 11/20/13	500,000	472,809
Nexen, Inc., 5.88%, 03/10/35	225,000	203,326
Occidental Petroleum, 6.75%, 01/15/12	450,000	474,153
Ocean Energy, Inc., 7.25%, 10/01/11	980,000	1,039,884
Pemex Project Funding Master, 8.85%, 09/15/07	475,000	489,963
Pemex Project Funding Master, 9.13%, 10/13/10	1,065,000	1,181,084
Pemex Project Funding Master, 7.38%, 12/15/14	625,000	665,643
Pemex Project Funding Master, 5.75%, 12/15/15	1,300,000	1,238,487
Pemex Project Funding Master, 6.63%, 06/15/35	550,000	527,799
Phillips Petroleum Co., 8.75%, 05/25/10	600,000	666,284
Praxair, Inc., 6.50%, 03/01/08	390,000	396,322
PTT Public Co. Ltd., 5.88%, 08/03/35 (b)	300,000	265,747
South Carolina Electric & Gas Co., 4.80%, 10/01/12	650,000	621,898
Talisman Energy, Inc., 7.25%, 10/15/27	225,000	240,730
Transocean Sedco Forex, Inc., 7.50%, 04/15/31	300,000	340,235
Valero Energy Corp., 6.88%, 04/15/12	1,000,000	1,048,283
Valero Energy Corp., 7.50%, 04/15/32	200,000	224,253
Weatherford International, Inc., 5.50%, 02/15/16	125,000	120,597
XTO Energy, Inc., 4.90%, 02/01/14	250,000	232,516
Xto Energy, Inc., 5.30%, 06/30/15	475,000	449,463

		29,624,939

Paper & Forest Products (0.2%)

Celulosa Arauco Constitucion SA, 5.13%, 07/09/13	300,000	279,011
International Paper Co., 4.00%, 04/01/10	850,000	804,503
International Paper Co., 5.85%, 10/30/12 (e)	300,000	300,356
Inversiones CMPC SA, 4.88%, 06/18/13 (b)	300,000	278,175
Westvaco Corp., 7.95%, 02/15/31	200,000	212,828
Weyerhaeuser Co., 5.95%, 11/01/08	309,000	310,662
Weyerhaeuser Co., 6.75%, 03/15/12	1,325,000	1,366,508
Weyerhaeuser Co., 7.38%, 03/15/32	375,000	388,230

		3,940,273

Pharmaceuticals (0.3%)

Abbott Laboratories, 5.40%, 09/15/08	250,000	250,108
Abbott Laboratories, 3.50%, 02/17/09	200,000	191,222
Abbott Laboratories, 5.88%, 05/15/16	815,000	819,425
Astrazeneca PLC, 5.40%, 06/01/14	500,000	494,033
Genentech, Inc., 4.40%, 07/15/10 (e)	280,000	269,566
Genentech, Inc., 5.25%, 07/15/35	150,000	132,027
Glaxosmithkline PLC, 5.38%, 04/15/34	340,000	314,452
Merck & Co., Inc., 4.75%, 03/01/15	600,000	555,220
Merck & Co., Inc., 6.40%, 03/01/28	125,000	126,308
Merck & Co., Inc., 5.95%, 12/01/28	275,000	263,514
Pfizer, Inc., 4.65%, 03/01/18	450,000	411,402
Pharmacia Corp., 6.60%, 12/01/28	300,000	326,630
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	240,000	216,884
Wyeth, 5.50%, 02/15/16	1,075,000	1,041,676

		5,412,467

Pipelines (0.1%)

CenterPoint Energy Resources, 7.88%, 04/01/13	600,000	654,464
Panhandle Eastern Pipelines, 2.75%, 03/15/07	400,000	392,730
Plains All American Pipeline, 5.63%, 12/15/13	560,000	542,543
TGT Pipelines LLC, 5.20%, 06/01/18	150,000	136,488

		1,726,225

Prepackaged Software (0.0%)

Oracle Corp., 5.25%, 01/15/16	970,000	921,421

Publishing - Newspapers (0.0%)

Gannett Co., 6.38%, 04/01/12	400,000	408,543
Thomson Corp., 4.25%, 08/15/09	425,000	408,354

		816,897

Real Estate Investment Trusts (0.4%)

AvalonBay Communities, Inc., 6.63%, 09/15/11	150,000	155,801
Brandywine Operating Partners, 5.63%, 12/15/10	305,000	301,212
BRE Properties, Inc., 5.95%, 03/15/07	140,000	140,293
Camden Property Trust, 5.00%, 06/15/15	250,000	232,416
Camden Property Trust Corp., 7.00%, 11/15/06	600,000	602,354
Developers Diversified Realty Corp., 6.63%, 01/15/08	250,000	253,070
Duke Realty Corp., 5.25%, 01/15/10	300,000	294,637
EOP Operating LP, 6.75%, 02/15/12	200,000	208,208
Health Care REIT, Inc., 6.00%, 11/15/13	300,000	293,226
HRPT Properties Trust Corp., 5.75%, 02/15/14	300,000	292,635
iStar Financial, Inc., 5.65%, 09/15/11	430,000	424,245
JDN Realty Corp., 6.95%, 08/01/07	20,000	19,985
Liberty Property LP, 7.25%, 03/15/11	65,000	68,549
ProLogis, 5.25%, 11/15/10 (e)	800,000	784,726
Simon Property Group LP, 4.60%, 06/15/10	400,000	386,103
Simon Property Group LP, 5.10%, 06/15/15	900,000	841,854
Simon Property Group LP, 6.10%, 05/01/16	700,000	702,100
Spieker Properties LP, 7.65%, 12/15/10	1,000,000	1,076,542
Vordano Realty LP, 5.60%, 02/15/11	350,000	345,520
Washington REIT, 5.25%, 01/15/14	200,000	192,570
Westfield Capital Corp., 5.13%, 11/15/14 (b)	260,000	246,286

		7,862,332

Research & Development (0.0%)

Science Applications International, 5.50%, 07/01/33	300,000	256,082

Retail (0.5%)

CVS Corp., 4.00%, 09/15/09	200,000	190,775
Home Depot, Inc., 5.40%, 03/01/16	1,000,000	972,312
JC Penney Corp., Inc., 8.00%, 03/01/10	1,270,000	1,358,245
Limited Brands, Inc., 6.13%, 12/01/12	250,000	244,833
Lowe’s Cos., Inc., 6.50%, 03/15/29	400,000	418,762
May Department Stores Co., 5.75%, 07/15/14 (e)	750,000	736,541
Staples, Inc., 7.13%, 08/15/07	500,000	506,132
Target Corp., 10.00%, 01/01/11	112,000	130,074
Target Corp., 6.35%, 01/15/11	210,000	217,066
Target Corp., 7.00%, 07/15/31	295,000	330,446
Target Corp., 6.35%, 11/01/32	530,000	551,249
Wal-Mart Stores, Inc., 6.88%, 08/10/09	1,390,000	1,446,920
Wal-Mart Stores, Inc., 4.13%, 07/01/10 (e)	700,000	668,998
Wal-Mart Stores, Inc., 4.13%, 02/15/11 (e)	650,000	616,642
Wal-Mart Stores, Inc., 7.55%, 02/15/30 (e)	200,000	236,332
Wal-Mart Stores, Inc., 5.25%, 09/01/35	800,000	714,869

		9,340,196

Special Purpose Entity (0.5%)

Commercial Mortgage Pass Through, 5.47%, 04/15/17 (d)	7,239,627	7,240,723
Morgan Stanley TRACERS, 5.87%, 03/01/07 (b)	1,563,749	1,565,188
Morgan Stanley TRACERS, 5.38%, 10/15/15	820,000	785,280

		9,591,191

Telecommunications (1.9%)

Alltel Corp., 7.00%, 07/01/12 (e)	640,000	678,288
America Movil SA de CV, 5.75%, 01/15/15	500,000	482,522
America Movil SA de CV, 6.38%, 03/01/35	300,000	276,942
Ameritech Capital Funding, 6.45%, 01/15/18	150,000	148,535
AT&T Wireless Services, Inc., 8.13%, 05/01/12	75,000	83,109
AT&T Wireless Services, Inc., 8.75%, 03/01/31	545,000	674,841
BellSouth Corp., 4.20%, 09/15/09	600,000	575,802
BellSouth Corp., 6.00%, 10/15/11	1,421,000	1,431,745
BellSouth Corp., 5.20%, 09/15/14	850,000	798,479
BellSouth Corp., 6.55%, 06/15/34	300,000	289,562
BellSouth Corp., 6.00%, 11/15/34 (e)	850,000	766,943
British Telecom PLC, 8.38%, 12/15/10	2,170,000	2,402,373
British Telecom PLC, 8.88%, 12/15/30	100,000	126,061
Cingular Wireless LLC, 7.13%, 12/15/31	700,000	737,745
Clear Channel Communications, Inc., 4.25%, 05/15/09	600,000	573,196
Clear Channel Communications, Inc., 7.65%, 09/15/10 (e)	200,000	208,411
Clear Channel Communications, Inc., 4.40%, 05/15/11	200,000	182,897
Clear Channel Communications, Inc., 5.50%, 09/15/14	510,000	462,635
Cox Communications, Inc., 5.50%, 10/01/15	650,000	605,168
Deutsche Telekom International Finance, 3.88%, 07/22/08	700,000	678,815
Deutsche Telekom International Finance, 5.25%, 07/22/13	1,250,000	1,184,334
Deutsche Telekom International Finance, 5.75%, 03/23/16	300,000	286,541
Deutsche Telekom International Finance, 8.25%, 06/15/30	625,000	731,172
Embarq Corp., 6.74%, 06/01/13	1,300,000	1,312,483
Embarq Corp., 7.08%, 06/01/16	225,000	226,439
France Telecom, 8.00%, 03/01/11	650,000	704,153
France Telecom, 8.50%, 03/01/31	690,000	851,247
GTE Corp., 6.84%, 04/15/18	350,000	358,476
GTE Corp., 6.94%, 04/15/28	250,000	247,478
Koninklijke KPN NV, 8.00%, 10/01/10	525,000	560,176
Motorola Inc., 7.63%, 11/15/10	270,000	290,991
Motorola, Inc., 7.50%, 05/15/25	350,000	388,819
SBC Communications, Inc., 4.13%, 09/15/09	1,250,000	1,197,734
SBC Communications, Inc., 5.30%, 11/15/10	650,000	639,046
SBC Communications, Inc., 6.25%, 03/15/11	805,000	820,826
SBC Communications, Inc., 5.88%, 08/15/12	720,000	717,312
SBC Communications, Inc., 5.10%, 09/15/14	1,000,000	938,545
SBC Communications, Inc., 5.63%, 06/15/16	500,000	478,654
SBC Communications, Inc., 6.15%, 09/15/34	1,375,000	1,278,063
Sprint Capital Corp., 6.13%, 11/15/08	850,000	860,187
Sprint Capital Corp., 6.38%, 05/01/09	375,000	382,411
Sprint Capital Corp., 8.38%, 03/15/12	2,060,000	2,287,161
Sprint Capital Corp., 8.75%, 03/15/32	900,000	1,096,223
Tele-Communications, Inc., 9.80%, 02/01/12	520,000	603,029
Telecom Italia Capital, 6.20%, 07/18/11	350,000	352,550
Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	937,152
Telecom Italia Capital, 4.95%, 09/30/14	500,000	454,760
Telecom Italia Capital, 6.00%, 09/30/34	390,000	345,305
Verizon Global Funding Corp., 7.25%, 12/01/10	910,000	961,648
Verizon Global Funding Corp., 6.88%, 06/15/12	500,000	522,098
Verizon Global Funding Corp., 7.38%, 09/01/12	885,000	947,592
Verizon Global Funding Corp., 4.38%, 06/01/13 (e)	625,000	569,753
Verizon Global Funding Corp., 4.90%, 09/15/15	300,000	273,356
Verizon Global Funding Corp., 7.75%, 12/01/30	1,000,000	1,091,870
Verizon Global Funding Corp., 5.85%, 09/15/35	200,000	177,637

		37,259,290

Tobacco (0.0%)

Altria Group, Inc., 7.00%, 11/04/13	600,000	644,399

Tools & Accessories (0.0%)

Black & Decker Corp., 4.75%, 11/01/14	390,000	354,594
Stanley Works, 4.90%, 11/01/12	225,000	216,032

		570,626

Transportation & Shipping (0.4%)

Burlington Northern Santa Fe Corp., 6.75%, 07/15/11	365,000	383,235
Burlington Northern Santa Fe Corp., 7.95%, 08/15/30	350,000	424,998
Canadian National Railway Co., 6.90%, 07/15/28	410,000	450,955
Canadian National Railway Co., 6.20%, 06/01/36	400,000	407,086
Carnival Corp., 3.75%, 11/15/07	500,000	488,489
CSX Corp., 7.45%, 05/01/07	180,000	182,346
CSX Corp., 6.25%, 10/15/08	1,050,000	1,065,318
CSX Corp., 6.75%, 03/15/11 (e)	225,000	235,009
CSX Corp., 5.50%, 08/01/13	240,000	236,987
FedEx Corp., 2.65%, 04/01/07	700,000	685,692
Norfolk Southern Corp., 6.75%, 02/15/11	835,000	872,587
Norfolk Southern Corp., 5.59%, 05/17/25	143,000	134,439
Norfolk Southern Corp., 7.25%, 02/15/31	457,000	515,480
TTX Co., 4.90%, 03/01/15 (b)	375,000	350,261
Union Pacific Corp., 5.75%, 10/15/07	545,000	545,503
Union Pacific Corp., 3.63%, 06/01/10	410,000	382,425
Union Pacific Corp., 5.38%, 06/01/33	105,000	93,670
Union Pacific Corp., 6.25%, 05/01/34	400,000	402,056
United Parcel Service, Inc., 8.38%, 04/01/20	200,000	249,190

		8,105,726

Total Corporate Bonds		551,805,507

Sovereign Bonds (1.8%)
Canada (0.5%)

Canadian Natural Resources, 4.90%, 12/01/14	475,000	442,313
Government of Canada, 5.25%, 11/05/08	1,630,000	1,638,217
Ontario Province, 5.50%, 10/01/08	350,000	351,314
Ontario Province, 4.38%, 02/15/13 (e)	725,000	686,479
Petro-Canada, 5.95%, 05/15/35	460,000	421,631
Providence of Manitoba, 7.50%, 02/22/10	500,000	535,060
Province of British Columbia, 4.63%, 10/03/06	100,000	99,859
Province of British Columbia, 5.38%, 10/29/08	400,000	401,478
Province of British Columbia, 4.30%, 05/30/13	270,000	254,112
Province of Ontario, 3.38%, 01/15/08	1,000,000	971,342
Province of Ontario, 4.50%, 02/03/15 (e)	1,130,000	1,060,743
Province of Ontario, 4.75%, 01/19/16	500,000	475,127
Province of Quebec, 5.00%, 07/17/09	1,400,000	1,388,423
Quebec Province, 4.60%, 05/26/15	600,000	559,891
Quebec Province, 7.50%, 09/15/29	980,000	1,190,545

		10,476,534

Chile (0.1%)

Republic of Chile, 5.63%, 07/23/07	900,000	900,990
Republic of Chile, 5.50%, 01/15/13	300,000	296,310

		1,197,300

China (0.0%)

People’s Republic of China, 4.75%, 10/29/13 (e)	500,000	475,263

Denmark (0.1%)

KfW International Finance, 4.13%, 10/15/14	1,200,000	1,112,414

Germany (0.1%)

Landwirtsch. Rentenbank, 4.88%, 02/14/11 (e)	1,500,000	1,476,249

Italy (0.4%)

Republic of Italy, 4.00%, 06/16/08 (e)	1,400,000	1,367,307
Republic of Italy, 3.25%, 05/15/09 (e)	1,700,000	1,611,912
Republic of Italy, 4.38%, 06/15/13	950,000	893,704
Republic of Italy, 4.50%, 01/21/15 (e)	1,590,000	1,485,639
Republic of Italy, 6.88%, 09/27/23	425,000	475,169
Republic of Italy, 5.38%, 06/15/33 (e)	1,425,000	1,342,949

		7,176,680

Korea (0.1%)

Bank of Korea Corp., 4.63%, 03/16/10	700,000	676,168
Bank of Korea Corp., 5.13%, 02/14/11	600,000	584,587
Korea Developmental Bank, 5.75%, 09/10/13 (e)	200,000	198,620
Republic of Korea, 4.25%, 06/01/13	1,200,000	1,100,148

		2,559,523

Mexico (0.4%)

Telefonos de Mexico SA, 5.50%, 01/27/15	400,000	380,800
United Mexican States, 9.88%, 02/01/10	2,750,000	3,107,500
United Mexican States, 6.38%, 01/16/13	1,938,000	1,992,264
United Mexican States, 7.50%, 04/08/33	775,000	861,025
United Mexican States, 6.75%, 09/27/34 (e)	2,485,000	2,530,973

		8,872,562

Poland (0.0%)

Republic of Poland, 5.00%, 10/19/15	380,000	361,135

South Africa (0.0%)

Republic of South Africa, 6.50%, 06/02/14	350,000	359,100

United Kingdom (0.1%)

Vodafone Group PLC, 7.75%, 02/15/10	650,000	690,654

Vodafone Group PLC, 5.00%, 12/16/13	1,125,000	1,051,134
Vodafone Group PLC, 7.88%, 02/15/30	350,000	391,182

		2,132,970

Total Sovereign Bonds		36,199,730

Municipal Bonds (0.1%)
Illinois (0.0%)

State Taxable Pension GO, 5.10%, 06/01/33	1,700,000	1,545,351

Texas (0.1%)

City of Dallas, 5.25%, 02/15/24	1,200,000	1,194,924

Total Municipal Bonds		2,740,275

Cash Equivalents (3.0%)

Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $60,532,962)	$60,524,439	60,524,439

Total Cash Equivalents		60,524,439

Short-Term Securities Held as Collateral for Securities on Loan (10.9%)

Pool of short-term securities for Gartmore Mutual Funds – notes to Statement of Investments (Securities Lending)	216,408,387	216,408,387

Total Short-Term Securities Held as Collateral for Securities on Loan		216,408,387

Total Investments (Cost $2,418,365,622) (a) - 110.9%		2,209,686,392
Liabilities in excess of other assets - (10.9)%		(216,181,515)

NET ASSETS - 100.0%		$1,993,504,877

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.
(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Mortgage Dollar Rolls.
(d)	Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2006.
(e)	All or part of the security was on loan as of July 31, 2006.

TBA To Be Announced

TRACERS Tradable Custodial Receipts

Gartmore International Index Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.9%)
AUSTRALIA (4.8%)
Airlines (0.0%)

Qantas Airways Ltd. (c)	134,249	$313,584

Apparel (0.0%)

Billabong International Ltd. (c)	5,952	65,923

Banks (1.4%)

Australia & New Zealand Banking Group Ltd. (c)(d)	263,483	5,088,444
Commonwealth Bank of Australia (c)(d)	183,690	6,302,989
National Australia Bank Ltd. (c)	237,689	6,514,220
Westpac Banking Corp. (c)	278,853	4,690,701

		22,596,354

Beverages (0.1%)

Coca-Cola Amatil Ltd. (c)(d)	114,794	601,892
Foster’s Group Ltd. (c)	254,088	1,048,422
Lion Nathan Ltd. (c)	9,513	57,271

		1,707,585

Building Materials (0.1%)

Boral Ltd. (c)	84,614	488,295
CSR Ltd. (c)	152,835	397,119
Rinker Group Ltd. (c)(d)	155,091	1,553,172

		2,438,586

Commercial Services (0.1%)

ABC Learning Centres Ltd. (c)	8,822	42,435
Brambles Industries Ltd. (c)(d)	151,223	1,258,827
Transurban Group (c)(d)	146,745	795,162

		2,096,424

Computers (0.0%)

Computershare Ltd. (c)(d)	31,110	187,282

Consumer Products (0.0%)

Pacific Brands Ltd. (c)	58,874	104,987

Diversified (0.0%)

Futuris Corp. Ltd. (c)	71,541	109,410

Engineering & Construction (0.1%)

Downer EDI Ltd. (c)	9,604	55,129
Leighton Holdings Ltd. (c)(d)	34,954	516,468
Macquarie Airports (c)	5,271	12,423
Multiplex Group (c)(d)	169,405	462,585
WorleyParsons Ltd. (c)	8,333	128,144

		1,174,749

Entertainment (0.1%)

Aristocrat Leisure Ltd. (c)(d)	58,082	536,590
Tabcorp. Holdings Ltd. (c)(d)	76,074	895,350
UNiTAB Ltd. (c)(d)	17,737	199,759

		1,631,699

Finance Services (0.2%)

Australian Stock Exchange Ltd. (c)	25,094	629,120
Babcock & Brown Ltd. (c)(d)	8,168	120,993
Challenger Financial Services Group Ltd. (c)	139,101	321,765
Macquarie Bank Ltd. (c)	39,050	1,849,848
Perpetual Ltd. (c)	2,144	114,654

		3,036,380

Food (0.1%)

Goodman Fielder Ltd. (b) (c)	22,233	34,293
Woolworths Ltd. (c)	157,117	2,293,460

		2,327,753

Forest Products & Paper (0.0%)

PaperlinX Ltd. (c)	37,727	99,415

Gas (0.1%)

Alinta Ltd. (c)	11,697	92,647
Australian Gas Light Co. Ltd. (c)(d)	55,521	809,038

		901,685

Healthcare (0.0%)

Cochlear Ltd. (c)	12,914	525,344
DCA Group Ltd. (c)	2,977	5,477
Sonic Healthcare Ltd. (c)	18,924	183,172

		713,993

Insurance (0.3%)

AMP Ltd. (c)(d)	270,965	1,869,720
AXA Asia Pacific Holdings Ltd. (c)(d)	165,197	803,316

Insurance Australia Group Ltd. (c)	232,273	925,279
QBE Insurance Group Ltd. (c)(d)	112,585	1,901,103

		5,499,418

Investment Companies (0.1%)

Macquarie Communications	91,480	425,263
Infrastructure Group (c)(d)
Macquarie Infrastructure Group (c)	439,718	914,568

		1,339,831

Iron & Steel (0.1%)

BlueScope Steel Ltd. (c)	136,752	717,731
OneSteel Ltd. (c)(d)	122,061	364,729

		1,082,460

Media (0.1%)

John Fairfax Holdings Ltd. (c)	179,770	551,941
Publishing & Broadcasting Ltd. (c)	26,356	345,333

		897,274

Mining (0.9%)

Alumina Ltd. (c)	152,773	744,871
BHP Billiton Ltd. (c)(d)	521,203	11,011,633
Iluka Resources Ltd. (c)(d)	69,336	370,241
Newcrest Mining Ltd. (c)	58,954	866,363
Paladin Resources Ltd. (b) (c)	19,159	66,500
Rio Tinto Ltd. (c)(d)	45,846	2,612,683
Zinifex Ltd. (c)	98,678	799,878

		16,472,169

Miscellaneous Manufacturing (0.1%)

Ansell Ltd. (c)(d)	21,361	137,193
Orica Ltd. (c)	34,135	612,677
Wesfarmers Ltd. (c)	53,128	1,440,052

		2,189,922

Multi-Media (0.0%)

APN News & Media Ltd. (c)(d)	243	937

Oil & Gas (0.2%)

Caltex Australia Ltd. (c)	8,736	163,533
Origin Energy Ltd. (c)	80,126	463,511
Santos Ltd. (c)	94,383	834,243
Woodside Petroleum Ltd. (c)	75,206	2,473,601

		3,934,888

Packaging & Containers (0.0%)

AmCor Ltd. (c)	137,252	712,507

Pharmaceuticals (0.1%)

CSL Ltd. (c)(d)	26,462	1,071,376
Mayne Pharma Ltd. (b) (c)	103,148	217,251
Symbion Health Ltd. (c)(d)	101,664	239,190

		1,527,817

Public Thoroughfares (0.0%)

Sydney Roads Group (b)	146,573	115,658

Real Estate (0.5%)

Centro Properties Group (c)(d)	79,375	422,133
CFS Retail Property Trust (c)	227,117	323,601
Commonwealth Property Office Fund (c)(d)	228,851	241,139
DB RREEF Trust (c)(d)	444,807	528,176
GPT Group (c)(d)	317,289	1,098,682
IMMOEAST Immobilien Anlagen (b) (c)	34,890	399,632
ING Industrial Fund (c)	6,099	10,087
Investa Property Group (c)	220,036	385,968
Lend Lease Corp. Ltd. (c)(d)	66,298	723,841
Macquarie Goodman Group (c)(d)	154,372	706,020
Macquarie Office Trust (c)(d)	80,626	84,580
Mirvac Group (c)	190,699	623,553
Stockland (c)(d)	191,897	1,005,539
Westfield Group (c)(d)	229,692	3,237,618

		9,790,569

Retail (0.1%)

Coles Myer Ltd. (c)	198,115	1,725,132
Harvey Norman Holdings Ltd. (c)	33,835	88,898

		1,814,030

Telecommunications (0.0%)

Telstra Corp. Ltd. (c)	284,506	831,829

Transportation (0.0%)

Toll Holdings Ltd. (c)	58,412	639,617

		86,354,735

AUSTRIA (0.5%)
Airports (0.0%)

Flughafen Wien AG (c)	72	5,499

Banks (0.1%)

Erste Bank der Oesterreichischen Sparkassen AG (c)	25,386	1,465,286
Raiffeisen International Bank Holding AG (c)	5,207	448,429

		1,913,715

Building Materials (0.0%)

Wienerberger AG (c)	10,093	478,916

Electric (0.0%)

Verbund-Oesterreichische Elektrizitaetswirtschafts AG (c)	16,292	788,853

Entertainment (0.0%)

BetandWin.Com Interactive Entertainment AG (b) (c)(d)	2,073	77,402

Insurance (0.0%)

Wiener Staedtische Versicherung AG (c)	1,335	77,773

Iron & Steel (0.1%)

Boehler-Uddeholm AG (c)	10,163	532,340
Voestalpine AG (c)(d)	2,888	427,917

		960,257

Machinery-Diversified (0.0%)

Andritz AG (c)	2,841	499,093

Miscellaneous Manufacturing (0.0%)

RHI AG (b) (c)(d)	8,936	294,625

Oil & Gas (0.1%)

OMV AG (c)	25,245	1,552,672

Paper Products (0.0%)

Mayr-Melnhof Karton AG (c)	37	6,236

Real Estate (0.1%)

IMMOFINANZ Immobilien Anlagen AG (b) (c)(d)	87,252	1,002,210
Meinl European Land Ltd. (b) (c)	12,371	260,213

		1,262,423

Telecommunications (0.1%)

Telekom Austria AG (c)	53,229	1,202,630

		9,120,094

BELGIUM (1.1%)
Banks (0.6%)

Dexia (c)	87,541	2,145,114
Fortis (c)(d)	177,872	6,325,988
KBC Groep NV (c)(d)	29,221	3,185,767

		11,656,869

Beverages (0.1%)

InBev NV (c)	24,214	1,272,184

Chemicals (0.0%)

Solvay SA (c)	8,122	963,936
Umicore (c)	5,233	662,308

		1,626,244

Consumer Cyclicals (0.0%)

D’ Ieteren NV (c)(d)	489	159,411

Diversified Operations (0.0%)

Groupe Bruxelles Lambert SA (b) (c)	721	18

Electrical Components & Equipment (0.0%)

Bekaert SA (c)	98	8,992

Electronics (0.0%)

BarCo NV (c)	2,478	211,902

Food (0.1%)

Colruyt SA (c)	1,395	227,479
Delhaize Group (c)(d)	11,553	840,675

		1,068,154

Holding Companies-Diversified (0.1%)

Groupe Bruxelles Lambert SA (c)	11,675	1,230,779

Miscellaneous Manufacturing (0.0%)

AGFA-Gevaert NV (c)	23,280	540,115

Pharmaceuticals (0.1%)

Omega Pharma SA (c)	2,941	178,349
UCB SA (c)(d)	13,884	809,209

		987,558

Real Estate (0.0%)

Cofinimmo (c)	660	115,278

Telecommunications (0.1%)

BelgaCom SA (c)	31,094	1,049,569
Mobistar SA (c)	2,400	199,146

		1,248,715

Transportation (0.0%)

Compagnie Maritime Belge SA (c)	5,398	166,614
Euronav SA (c)	5,398	178,936

		345,550

		20,471,769

DENMARK (0.7%)
Banks (0.3%)

Danske Bank (c)	69,420	2,661,899
Sydbank (c)	16,077	550,534

		3,212,433

Beverages (0.0%)

Carlsberg (c)	5,891	434,647

Biotechnology (0.0%)

Novozymes (c)	4,255	282,545

Building Materials (0.0%)

FLSmidth & Co. (c)(d)	1,163	45,347

Diversified (0.0%)

NKT Holding AS (c)	67	4,147

Electrical Components & Equipment (0.1%)

Vestas Wind Systems (b) (c)	35,953	969,182

Food (0.0%)

Danisco AS (c)	10,457	771,510
East Asiatic Co. Ltd. (c)(d)	216	8,581

		780,091

Healthcare-Products (0.1%)

Coloplast (c)	3,108	234,791
GN Store Nord (c)(d)	47,104	669,222
William Demant Holding (b) (c)	1,859	139,570

		1,043,583

Home Furnishings (0.0%)

Bang & Olufsen (c)(d)	2,578	264,865

Insurance (0.0%)

Topdanmark (b) (c)	2,958	413,665
TrygVesta AS (c)	927	56,165

		469,830

Pharmaceuticals (0.1%)

H. Lunbeck AS (c)	5,754	140,308
Novo-Nordisk (c)	40,268	2,478,659

		2,618,967

Security Services (0.0%)

Group 4 Securicor PLC (c)	85,993	272,478

Transportation (0.1%)

AP Moller - Maersk AS (c)(d)	161	1,215,581
Dak Sas AB (b) (c)	63	647
Dampskibsselskabet Torm AS (c)	13	625
DSV (c)(d)	4,550	731,457

		1,948,310

		12,346,425

FINLAND (1.5%)
Auto Parts & Equipment (0.0%)

Nokian Renkaat OYJ (c)(d)	21,180	292,861

Banks (0.0%)

OKO Bank PLC (c)	1,154	18,033

Computers (0.0%)

Tietoenator OYJ (c)(d)	19,039	454,447

Electric (0.1%)

Fortum OYJ (c)	67,172	1,822,733

Engineering & Construction (0.0%)

YIT OYJ (c)	11,016	242,361

Finance Services (0.1%)

Sampo OYJ (c)	76,106	1,436,724

Food (0.0%)

Kesko OYJ (c)	10,136	421,420

Forest Products & Paper (0.3%)

Stora Enso OYJ (c)	93,248	1,378,340
UPM-Kymmene OYJ (c)	89,608	1,992,607

		3,370,947

Hand & Machine Tools (0.0%)

KCI Konecranes OYJ (c)	19,638	361,307

Iron & Steel (0.0%)

Outokumpu OYJ (c)	7,077	172,088
Rautaruukki OYJ (c)	19,446	553,502

		725,590

Leisure (0.0%)

Amer Sports OYJ (c)	9,351	196,213

Machinery-Diversified (0.1%)

Kone OYJ (c)	12,144	544,846
Metso OYJ (c)	25,056	906,062

		1,450,908

Media (0.0%)

Sanoma-WSOY OYJ (c)	1,400	33,510

Medical-Drugs (0.0%)

Orion OYJ (b)	8,093	136,131

Miscellaneous Manufacturing (0.0%)

Uponor OYJ (c)	9,334	254,543
Wartsila OYJ (c)	5,643	219,374

		473,917

Oil & Gas (0.0%)

Neste Oil OYJ (c)	22,924	793,264

Telecommunications (0.9%)

Elisa OYJ (c)	12,893	256,280
Nokia OYJ (c)	664,454	13,189,208

		13,445,488

Transportation (0.0%)

Cargotec Corp. (c)	6,072	248,631

		25,924,485

FRANCE (9.3%)

Advertising (0.1%)

PagesJaunes Groupe SA (c)(d)	12,947	364,640
Publicis Groupe (c)(d)	18,759	704,035

		1,068,675

Aerospace & Defense (0.1%)

Safran SA (c)	16,311	317,524
Thales SA (c)(d)	18,461	734,591
Zodiac SA (c)(d)	9,973	571,978

		1,624,093

Airlines (0.0%)

Air France-KLM (c)(d)	27,340	674,601

Apparel (0.0%)

Hermes Int’l (c)	7,738	641,674

Auto Manufacturers (0.2%)

Peugeot SA (c)(d)	27,324	1,435,783
Renault SA (c)(d)	26,745	2,923,709

		4,359,492

Auto Parts & Equipment (0.1%)

Compagnie Generale des Etablissements	25,165	1,530,495
Michelin (c)(d)
Valeo SA (c)	15,995	584,332

		2,114,827

Banks (1.4%)

BNP Paribas (c)	126,648	12,334,784
Credit Agricole SA (c)(d)	87,591	3,521,038
Societe Generale (c)(d)	52,600	7,853,762

		23,709,584

Beverages (0.1%)

Pernod-Ricard SA (c)(d)	11,675	2,431,298

Building Materials (0.4%)

Cie de Saint-Gobain (c)	49,649	3,547,286
Imerys SA (c)	2,271	164,873
Lafarge SA (c)(d)	24,963	3,014,696

		6,726,855

Chemicals (0.2%)

Air Liquide (c)(d)	18,267	3,690,259

Commercial Services (0.0%)

Societe Des Autoroutes Paris-Rhin-Rhone (c)(d)	1,006	69,723

Computers (0.1%)

Atos Origin SA (b) (c)	11,075	513,899
Capgemini SA (c)	23,672	1,272,039

		1,785,938

Cosmetics & Personal Care (0.2%)

L’Oreal SA (c)(d)	43,943	4,403,742

Electric (0.4%)

Suez SA (c)(d)	152,787	6,334,442

Electrical Components & Equipment (0.2%)

Schneider Electric SA (c)(d)	36,034	3,705,844

Engineering & Construction (0.3%)

Bouygues (c)(d)	34,849	1,740,133
Vinci SA (c)(d)	33,594	3,415,037

		5,155,170

Food (0.6%)

Carrefour SA (c)(d)	89,616	5,587,076
Casino Guichard Perrachon SA (c)(d)	9,269	761,486
Groupe Danone (c)(d)	36,922	4,880,481

		11,229,043

Food Service (0.0%)

Sodexho Alliance SA (c)	15,200	771,860

Gas (0.1%)

Gaz de France (c)	28,885	1,027,660

Healthcare-Products (0.1%)

Cie Generale d’Optique Essilor Int’l SA (c)	17,012	1,702,254

Holding Companies-Diversified (0.2%)

LVMH Moet Hennessy Louis Vuitton SA (c)	35,901	3,608,000

Home Furnishings (0.1%)

Thomson (c)(d)	53,336	897,241

Household Products (0.0%)

Societe BIC SA (c)	1,214	72,882

Insurance (0.6%)

AXA SA (c)	266,675	9,183,039
CNP Assurances (c)	4,253	405,130
Scor (c)(d)	176,262	414,360

		10,002,529

Lodging (0.1%)

Accor SA (c)(d)	33,421	1,971,731

Machinery-Diversified (0.1%)

Alstom RGPT (b) (c)	16,221	1,409,841

Manufacturing (0.1%)

Vallourec SA (c)(d)	6,693	1,457,794

Media (0.5%)

Lagardere SCA (c)(d)	21,129	1,481,730
M6-Metropole Television (c)	3,504	108,219
Societe Television Francaise 1 (c)	24,263	774,512
Vivendi SA (c)(d)	174,610	5,928,366

		8,292,827

Office & Business Equipment (0.0%)

Neopost SA (c)	3,808	415,016

Oil & Gas (1.5%)

Technip SA (c)	17,713	954,971
Total SA (c)(d)	339,964	23,149,678

		24,104,649

Pharmaceuticals (0.8%)

Sanofi-Aventis (c)(d)	155,640	14,779,689

Real Estate Investment Trusts (0.1%)

Gecina SA (c)	1,440	185,896
Klepierre (c)(d)	3,641	461,449
Unibail (c)(d)	7,270	1,350,043

		1,997,388

Retail (0.1%)

PPR SA (c)(d)	11,503	1,537,794

Semiconductors (0.1%)

STMicroelectronics NV (c)	115,606	1,725,969

Software (0.0%)

Business Objects SA (b) (c)	25,235	611,729
Dassault Systemes SA (c)(d)	5,058	262,250

		873,979

Telecommunications (0.4%)

Alcatel SA (c)	192,999	2,172,786
France TeleCom SA (c)	254,455	5,439,696

		7,612,482

Water (0.1%)

Veolia Environnement (c)(d)	48,396	2,634,285

		166,621,130

GERMANY (6.8%)
Airlines (0.0%)

Deutsche Lufthansa AG (c)	46,074	858,601

Apparel (0.1%)

Adidas AG (c)(d)	35,233	1,643,005
Puma AG Rudolf Dassler Sport (c)	2,321	843,918

		2,486,923

Auto Manufacturers (0.6%)

DaimlerChrysler AG (c)	139,450	7,205,796
Porsche AG (c)	1,415	1,391,081
Volkswagen AG (c)(d)	28,071	2,107,170
Volkswagen AG (c)	12,221	651,049

		11,355,096

Auto Parts & Equipment (0.1%)

Continental AG (c)	20,917	2,144,040

Banks (0.9%)

Commerzbank AG (c)	98,328	3,456,016
Deutsche Bank AG (c)	78,029	9,012,793
Deutsche Postbank AG (c)(d)	8,311	606,967
Hypo Real Estate Holding AG (c)	23,885	1,329,266
Jyske Bank (b) (c)	5,850	325,871

		14,730,913

Chemicals (0.7%)

BASF AG (c)	77,240	6,220,930
Bayer AG (c)	116,943	5,756,067

		11,976,997

Computers (0.0%)

Wincor Nixdorf AG (c)	3,890	516,528

Cosmetics & Personal Care (0.0%)

Beiersdorf AG (c)	3,933	206,776

Electric (1.1%)

E. ON AG (c)	94,856	11,441,965
RWE AG (c)	71,549	6,269,100
RWE AG (c)(e)	3,316	263,584

		17,974,649

Energy (0.0%)

Solarworld AG (c)(d)	8,096	439,902

Engineering & Construction (0.1%)

Bilfinger Berger AG (c)	2,091	108,793
Hochtief AG (c)	9,600	497,118
Linde AG (c)	19,278	1,629,366

		2,235,277

Finance Services (0.2%)

Deutsche Boerse AG (c)	17,957	2,541,868
MLP AG (c)(d)	9,484	181,630

		2,723,498

Food (0.1%)

Metro AG (c)	20,779	1,184,656
Suedzucker AG (c)	1,647	39,905

		1,224,561

Healthcare-Services (0.1%)

Fresenius Medical Care AG (c)	8,040	966,254

Household Products (0.1%)

Henkel KGaA (c)	9,163	1,087,590

Insurance (0.8%)

Allianz AG (c)(d)	61,695	9,678,343
Muenchener Rueckversicherungs AG (c)	31,830	4,380,978

		14,059,321

Iron & Steel (0.1%)

Salzgitter AG (c)	3,815	300,361
ThyssenKrupp AG (c)	62,128	2,164,239

		2,464,600

Leisure (0.0%)

TUI AG (c)(d)	43,727	890,596

Machinery-Diversified (0.1%)

Heidelberger Druckmaschinen (c)	4,650	191,538
MAN AG (c)	22,515	1,629,445
Rheinmetall AG (c)	2,620	168,772

		1,989,755

Media (0.0%)

Premiere AG (b) (c)(d)	23,917	294,789

Miscellaneous Manufacturing (0.6%)

Siemens AG (c)	132,907	10,710,472

Pharmaceuticals (0.1%)

Altana AG (c)	14,191	813,650
Celesio AG (c)	8,998	421,615
Merck KGaA (c)	10,273	937,517

		2,172,782

Real Estate (0.0%)

IVG Immobilien AG (c)	11,079	352,981

Retail (0.0%)

Douglas Holding AG (c)	2,452	110,543
KarstadtQuelle AG (b) (c)(d)	17,196	406,400

		516,943

Semiconductors (0.1%)

Infineon Technologies AG (b) (c)	124,897	1,339,261

Software (0.3%)

SAP AG (c)	33,225	6,066,424

Telecommunications (0.4%)

Deutsche Telekom AG (c)	410,142	6,352,532

Transportation (0.2%)

Deutsche Post AG (c)	116,970	2,891,608
Frontline Ltd. (c)(d)	12,086	473,722

		3,365,330

		121,503,391

GREECE (0.6%)
Banks (0.4%)

Alpha Bank AE (c)	67,364	1,728,094
EFG Eurobank Ergasias SA (c)	31,477	889,860
Emporiki Bank of Greece SA (b) (c)	8,532	272,631
National Bank of Greece SA (c)	64,756	2,500,267
Piraeus Bank SA (c)	41,590	1,041,656

		6,432,508

Beverages (0.0%)

Coca Cola Hellenic Bottling Co. SA (c)	10,485	332,578

Building & Construction (0.0%)

Technical Olympic SA (c)	12,941	52,614

Building Materials (0.0%)

Titan Cement Co. SA (c)	4,580	223,631

Electric (0.0%)

Public Power Corp. (c)	24,370	581,453

Engineering & Construction (0.0%)

Hellenic Technodomiki Tev SA (c)	18,730	186,268

Entertainment (0.1%)

OPAP SA (c)	40,311	1,465,824

Finance Services (0.0%)

Hellenic Exchanges Holding SA (c)	195	2,964

Holding Companies-Diversified (0.0%)

Viohal Co. (c)	644	5,825

Oil & Gas (0.0%)

Hellenic Petroleum SA (c)	1,116	15,592

Retail (0.0%)

Folli-Follie SA (c)	1,393	32,248
Germanos SA (c)	15,632	377,019

		409,267

Telecommunications (0.1%)

Cosmote Mobile TeleCommunications SA (c)	17,456	392,902
Hellenic TeleCommunications Organization SA (b) (c)	46,042	1,051,862
Intracom SA (b) (c)	13,953	89,550

		1,534,314

		11,242,838

HONG KONG (1.5%)
Airlines (0.0%)

Cathay Pacific Airways Ltd. (c)(d)	95,000	170,313

Apparel (0.0%)

Yue Yuen Industrial Holdings (c)(d)	36,500	102,159

Banks (0.3%)

Bank of East Asia Ltd. (c)	215,900	892,253
BOC Hong Kong Holdings Ltd. (c)	507,100	1,031,551
Hang Seng Bank Ltd. (c)	106,400	1,359,483
Hkd Wing Hang Bank Ltd. (c)	4,500	41,283
SunCorp.-Metway Ltd. (c)	80,110	1,187,195

		4,511,765

Broadcasting & Television (0.0%)

Television Broadcasts Ltd. (c)	16,000	97,949

Building & Construction (0.0%)

Cheung Kong Infrastructure Holdings Ltd. (c)	2,500	7,763

Chemicals (0.0%)

Kingboard Chemical Holdings Ltd. (c)	67,548	197,991

Distribution & Wholesale (0.1%)

Esprit Holdings Ltd. (c)	119,000	907,234
Li & Fung Ltd. (c)	239,600	502,426

		1,409,660

Electric (0.1%)

CLP Holdings Ltd. (c)	269,000	1,595,782
HongKong Electric Holdings (c)	203,300	968,242

		2,564,024

Electrical Components & Equipment (0.0%)

Johnson Electric Holdings Ltd. (c)(d)	205,500	144,147

Finance Services (0.1%)

Hong Kong Exchanges & Clearing Ltd. (c)	198,000	1,287,462

Gas (0.1%)

Hong Kong & China Gas (c)(d)	525,600	1,189,563

Hand & Machine Tools (0.0%)

Techtronic Industries Co. (c)	45,310	61,090

Holding Companies-Diversified (0.3%)

Hutchison Whampoa Ltd. (c)	320,500	2,928,260
MelCo International Development (c)	43,344	95,337
Swire Pacific Ltd. (c)	141,000	1,465,696
Wharf Holdings Ltd. (c)	122,300	454,794

		4,944,087

Lodging (0.0%)

ShanGri-La Asia Ltd. (c)	98,000	201,584

Real Estate (0.3%)

Cheung Kong Holdings Ltd. (c)	243,000	2,633,411
Hang Lung Properties Ltd. (c)	380,000	750,826
Henderson Land Development Co. Ltd. (c)(d)	101,800	558,171
Hopewell Holdings (c)	75,569	215,454
Hysan Development Co. Ltd. (c)	22,673	63,793
Kerry Properties Ltd. (c)	15,500	51,091
New World Development Ltd. (c)	434,679	744,115
Sino Land Co. (c)(d)	306,000	516,018
Sun Hung Kai Properties Ltd. (c)	191,700	2,015,936

		7,548,815

Real Estate Investment Trusts (0.1%)

Link REIT (The) (b) (c)	433,051	909,611

Retail (0.0%)

Giordano Int’l Ltd. (c)	238,400	126,812

Semiconductors (0.0%)

ASM Pacific Technology Ltd. (c)(d)	27,300	137,261
Solomon Systech International Ltd. (c)	17,000	4,140

		141,401

Telecommunications (0.1%)

FoxConn Int’l Holdings Ltd. (b) (c)(d)	233,330	542,575
Hutchison TeleCommunications Int’l Ltd. (b) (c)	149,642	260,773
PCCW Ltd. (c)(d)	531,200	335,241

		1,138,589

Textiles (0.0%)

Texwinca Holdings Ltd. (c)	2,000	1,286

Transportation (0.0%)

MTR Corp. (c)	102,714	262,923
Orient Overseas Int’l (c)(d)	34,438	136,133

		399,056

		27,155,127

IRELAND (0.8%)
Airlines (0.0%)

Ryanair Holdings PLC (b) (c)	3,804	37,764

Banks (0.5%)

Allied Irish Banks PLC (c)	135,140	3,235,430
Bank of Ireland (c)	834	14,860
Bank of Ireland (c)	159,160	2,835,854
Depfa Bank PLC (c)	45,452	768,718

		6,854,862

Beverages (0.0%)

C&C Group PLC (c)	56,280	589,541

Building Materials (0.2%)

CRH PLC (c)	85,213	2,742,971
Kingspan Group PLC (c)	23,738	393,909

		3,136,880

Casino & Gambling (0.0%)

Paddy Power PLC (c)	10,418	174,067

Consumer Products (0.0%)

Waterford Wedgewood PLC (b) (c)	357	20

Finance Services (0.1%)

Irish Life & Permanent PLC (c)	43,029	991,493

Food (0.0%)

GreenCore Group PLC (c)	43,087	222,658
Iaws Group PLC (c)	13,545	250,877
Kerry Group PLC (c)	18,897	381,399

		854,934

Food Products (0.0%)

Fyffes PLC (c)	1,209	2,242

Holding Companies-Diversified (0.0%)

DCC PLC (c)	3,910	93,894

Media (0.0%)

Independent News & Media PLC (c)	18,427	54,564

Pharmaceuticals (0.0%)

Elan Corp. PLC (b) (c)	58,247	882,463

Retail (0.0%)

Grafton Group PLC (b) (c)	39,192	499,533

Telecommunications (0.0%)

EirCom Group PLC (c)	131,864	368,702

		14,540,959

ITALY (3.8%)
Aerospace & Defense (0.1%)

Finmeccanica SpA (c)(d)	47,130	1,017,416

Apparel (0.0%)

Benetton Group SpA (c)	1,257	18,306

Auto Manufacturers (0.1%)

Fiat SpA (b) (c)(d)	98,744	1,397,742

Auto Parts & Equipment (0.0%)

Pirelli & C SpA (c)(d)	235,439	197,677

Banks (1.3%)

Banca Intesa SpA (c)(d)	569,925	3,295,984
Banca Intesa SpA (c)	106,818	573,151
Banca Monte dei Paschi di Siena SpA (c)(d)	136,892	823,737
Banca Popolare di Milano SCRL (c)	79,643	999,756
Banca Popolare di Verona e Novara SCRL (c)	64,760	1,845,551
Banche Popolari Unite Scpa (c)(d)	60,475	1,627,350
Capitalia SpA (c)	267,571	2,246,459
Sanpaolo IMI SpA (c)	170,629	3,040,572
UniCredito Italiano SpA (c)	1,213,608	9,344,287

		23,796,847

Building Materials (0.0%)

Italcementi SpA (c)	2,550	63,433

Commercial Services (0.1%)

Autostrade SpA (c)	50,867	1,418,890

Electric (0.4%)

Enel SpA (c)(d)	693,151	6,123,056
Terna SpA (c)	240,435	663,553

		6,786,609

Entertainment (0.0%)

Lottomatica SpA (c)	3,489	129,933

Finance Services (0.1%)

Banca Fideuram SpA (c)(d)	71,210	452,041
Mediobanca SpA (c)(d)	83,276	1,693,236

		2,145,277

Gas (0.1%)

Snam Rete Gas SpA (c)	196,021	906,986

Healthcare-Products (0.0%)

Luxottica Group SpA (c)	13,816	382,282

Insurance (0.4%)

Alleanza Assicurazioni SpA (c)(d)	82,853	975,049
Assicurazioni Generali SpA (c)	154,403	5,521,646
Fondiaria-Sai SpA (c)(d)	5,975	241,211
Mediolanum SpA (c)(d)	41,088	285,187
Unipol SpA (c)	69,049	199,423

		7,222,516

Media (0.1%)

Gruppo Editoriale L’Espresso SpA (c)(d)	7,002	37,210
Mediaset SpA (c)	135,116	1,533,336
Seat Pagine Gialle SpA (c)(d)	196,936	94,282

		1,664,828

Oil & Gas (0.7%)

Eni SpA (c)	397,966	12,207,432
Eni SpA ADR	200	12,276

		12,219,708

Publishing (0.0%)

Mondadori (Arnoldo) Editore SpA (c)	1,017	9,901

Retail (0.0%)

Autogrill SpA (c)(d)	28,866	452,618
Bulgari SpA (c)(d)	23,800	288,324

		740,942

Telecommunications (0.4%)

TeleCom Italia SpA (c)	1,733,800	4,661,247
TeleCom Italia SpA (c)	859,911	2,075,587
Tiscali SpA (b) (c)(d)	91,354	284,500

		7,021,334

		67,140,627

JAPAN (23.4%)
Advertising (0.0%)

Asatsu-DK, Inc. (c)(d)	200	6,508
Dentsu, Inc. (c)(d)	244	717,692
Hakuhodo DY Holdings, Inc. (c)	1,100	80,162

		804,362

Agriculture (0.2%)

Japan Tobacco, Inc. (c)	729	2,796,318

Airlines (0.0%)

All Nippon Airways Co. Ltd. (c)	75,000	288,514
Japan Airlines Corp. (b) (c)(d)	211,000	388,254

		676,768

Apparel (0.0%)

Asics Corp. (c)	5,000	49,440
Gunze Ltd. (c)	63,000	351,836
Onward Kashiyama Co. Ltd. (c)(d)	30,400	404,657
Wacoal Corp. (c)(d)	4,000	52,183

		858,116

Auto Manufacturers (2.0%)

Hino Motors Ltd. (c)	72,000	407,287
Honda Motor Co. Ltd. (c)	230,200	7,580,452
Nissan Motor Co. Ltd. (c)	323,400	3,479,390
Toyota Motor Corp. (c)	436,900	23,000,235

		34,467,364

Auto Parts & Equipment (0.4%)

Aisin Seiki Co. Ltd. (c)(d)	32,800	955,083
Bridgestone Corp. (c)	94,400	1,719,099
Denso Corp. (c)	78,300	2,688,637
JTEKT Corp. (c)(d)	18,200	340,020
NGK Spark Plug Co. Ltd. (c)(d)	36,000	753,321
NOK Corp. (c)(d)	10,500	274,490
Sumitomo Rubber Industries, Inc. (c)(d)	50,300	467,559
Toyoda Gosei Co. Ltd. (c)	2,100	44,084

		7,242,293

Automotive (0.0%)

NHK Spring Co. Ltd. (c)(d)	41,000	437,736

Banks (3.1%)

77 Bank Ltd.(The) (c)	23,300	169,087
Bank of Fukuoka Ltd.(The) (c)(d)	84,600	630,323
Bank of Kyoto Ltd. (c)	20,000	1,103,778
Bank of Yokohama Ltd.(The) (c)	207,000	1,660,379
Chiba Bank Ltd.(The) (c)(d)	114,300	1,118,764
Gunma Bank Ltd.(The) (c)	30,000	233,139
Hokuhoku Financial Group, Inc. (c)(d)	128,900	487,379

Joyo Bank Ltd.(The) (c)(d)	70,000	428,471
Mitsubishi UFJ Financial Group, Inc. (c)	1,286	18,018,609
Mitsui Trust Holdings, Inc. (c)	99,400	1,092,345
Mizuho Financial Group, Inc. (c)	1,426	11,992,090
Nishi-Nippon City Bank Ltd.(The) (c)	34,000	150,486
Resona Holdings, Inc. (c)(d)	619	1,941,013
Sapporo Hokuyo Holdings, Inc. (c)	28	327,713
Shinsei Bank Ltd. (c)	240,000	1,498,043
Shizuoka Bank Ltd.(The) (c)(d)	105,000	1,194,670
Sumitomo Mitsui Financial Group, Inc. (c)	884	9,416,834
Sumitomo Trust & Banking Co. Ltd.(The) (c)	169,000	1,795,777
Suruga Bank Ltd. (c)	15,000	207,348

		53,466,248

Beverages (0.2%)

Asahi Breweries Ltd. (c)(d)	68,900	1,005,735
Ito En Ltd. (c)(d)	3,200	115,872
Kirin Brewery Co. Ltd. (c)(d)	105,000	1,559,478
Takara Shuzo Co. Ltd. (c)(d)	61,800	346,465

		3,027,550

Brewery (0.0%)

Sapporo Holdings Ltd. (c)(d)	78,000	392,178

Building & Construction (0.0%)

Central Glass Co. Ltd. (c)(d)	5,000	27,948
Okumura Corp. (c)	27,000	140,581
Toda Corp. (c)(d)	44,000	206,415

		374,944

Building Materials (0.3%)

Asahi Glass Co. Ltd. (c)(d)	127,600	1,635,219
Daikin Industries Ltd. (c)	41,600	1,342,299
JS Group Corp. (c)	30,200	620,867
Matsushita Electric Works Ltd. (c)(d)	38,284	426,315
Nippon Sheet Glass Co. Ltd. (c)(d)	104,000	500,797
Sanwa Shutter Corp. (c)(d)	39,000	205,411
Sumitomo Osaka Cement Co. Ltd. (c)(d)	120,400	360,691
Taiheiyo Cement Corp. (c)(d)	118,000	443,832

		5,535,431

Chemicals (0.9%)

Asahi Kasei Corp. (c)	154,200	959,102
Daicel Chemical Industries Ltd. (c)(d)	15,000	110,661

Dainippon Ink & Chemicals, Inc. (c)(d)	41,000	142,525
Denki Kagaku Kogyo KK (c)	25,000	100,843
Hitachi Chemical Co. Ltd. (c)(d)	7,700	187,988
JSR Corp. (c)(d)	31,300	737,499
Kaneka Corp. (c)	43,500	388,949
Kansai Paint Co. Ltd. (c)	30,000	229,368
Mitsubishi Chemical Holdings Corp. (c)	144,000	905,045
Mitsubishi Gas Chemical Co., Inc. (c)	41,000	413,345
Mitsui Chemicals, Inc. (c)(d)	123,100	773,016
Nippon Kayaku Co. Ltd. (c)	21,000	177,060
Nippon Shokubai Co. Ltd. (c)(d)	16,200	187,558
Nissan Chemical Industries Ltd. (c)(d)	40,000	503,475

Nitto Denko Corp. (c)	26,810	1,948,222
Shin-Etsu Chemical Co. Ltd. (c)	61,600	3,571,632
Showa Denko KK (c)(d)	201,000	821,293
Sumitomo Bakelite Co. Ltd. (c)(d)	26,300	231,455
Sumitomo Chemical Co. Ltd. (c)	201,200	1,588,382
Tokuyama Corp. (c)(d)	49,000	650,600
Tosoh Corp. (c)	119,000	420,309
Ube Industries Ltd. (c)	204,000	521,595
Zeon Corp. (c)	10,000	107,034

		15,676,956

Commercial Services (0.3%)

Benesse Corp. (c)(d)	3,900	138,290
Dai Nippon Printing Co. Ltd. (c)	109,700	1,727,837
Goodwill Group, Inc.(The) (c)(d)	433	265,141
KK Davinci Advisors (b) (c)(d)	373	311,294
Meitec Corp. (c)(d)	5,400	176,222
Park24 Co. Ltd. (c)	12,900	361,616
Secom Co. Ltd. (c)	36,000	1,755,517
TIS, Inc. (c)(d)	5,600	122,694
Toppan Printing Co. Ltd. (c)(d)	99,000	1,138,963

		5,997,574

Computers (0.3%)

Access Co. Ltd. (b) (c)(d)	51	294,251
CSK Holdings Corp. (c)(d)	14,100	579,690
Fujitsu Ltd. (c)	255,100	1,978,590
NEC Electronics Corp. (b) (c)(d)	5,200	158,757
NET One Systems Co. Ltd. (c)(d)	134	207,140
Obic Co., Ltd. (c)	100	21,253
Oracle Corp. (c)(d)	1,200	52,986
Otsuka Corp (c)(d)	600	67,081
TDK Corp. (c)	22,100	1,722,210

		5,081,958

Cosmetics & Personal Care (0.2%)

Aderans Co. Ltd. (c)	12,500	352,363
Kao Corp. (c)	81,200	2,108,081
Shiseido Co. Ltd. (c)(d)	54,700	1,091,528
Uni-Charm Corp. (c)(d)	6,500	359,995

		3,911,967

Distribution & Wholesale (0.8%)

Canon Marketing Japan, Inc. (c)	1,000	21,900
Hitachi High-Technologies Corp. (c)	2,200	64,357
Itochu Corp. (c)	205,000	1,849,677
Marubeni Corp. (c)	259,000	1,376,672
Mitsubishi Corp. (c)	215,700	4,426,592
Mitsui & Co. Ltd. (c)	250,000	3,769,270
Sojitz Corp. (b) (c)(d)	123,567	399,302
Sumitomo Corp. (c)	146,000	2,072,366
Toyota Tsusho Corp. (c)	21,200	517,996

		14,498,132

Electric (0.7%)

Chubu Electric Power Co., Inc. (c)	92,600	2,246,008
Electric Power Development Co. (c)(d)	26,500	989,866
Hokkaido Electric Power Co, Inc. (c)(d)	19,400	469,516
Kansai Electric Power Co., Inc.(The) (c)	107,600	2,477,039
Kyushu Electric Power Co., Inc. (c)	56,900	1,328,029
Tohoku Electric Power Co., Inc. (c)(d)	55,200	1,159,934
Tokyo Electric Power Co., Inc.(The) (c)(d)	167,000	4,486,924

		13,157,316

Electrical Components & Equipment (0.9%)

Casio Computer Co. Ltd. (c)(d)	46,000	909,180
Fujikura Ltd. (c)(d)	48,600	606,993
Furukawa Electric Co. Ltd. (c)(d)	124,300	805,174
Hitachi Ltd. (c)	480,800	3,051,280
Mitsubishi Electric Corp. (c)	267,600	2,103,751
Sanyo Electric Co. Ltd. (b) (c)(d)	333,200	672,113
Sharp Corp. (c)	164,900	2,788,208
Stanley Electric Co. Ltd. (c)(d)	23,500	499,504
Sumitomo Electric Industries Ltd. (c)(d)	95,500	1,252,124
Toshiba Corp. (c)(d)	473,700	3,064,643
Ushio, Inc. (c)(d)	6,900	147,243

		15,900,213

Electronics (1.2%)

Advantest Corp. (c)(d)	14,300	1,377,015
Alps Electric Co. Ltd. (c)(d)	42,600	528,103
Dainippon Screen Manufacturing Co. Ltd. (c)	45,000	350,610
Fanuc Ltd. (c)	24,800	2,068,202
Hirose Electric Co. Ltd. (c)(d)	3,700	477,183
Hoya Corp. (c)	70,900	2,480,234
Ibiden Co. Ltd. (c)	18,900	914,087
Keyence Corp. (c)	4,880	1,114,163
Kyocera Corp. (c)	26,900	2,198,185
Minebea Co. Ltd. (c)	86,000	437,974
Mitsumi Electric Co., Ltd. (c)(d)	26,800	318,322
Murata Manufacturing Co. Ltd. (c)(d)	30,700	2,032,188
NEC Corp. (c)	347,000	1,909,288
NGK Insulators Ltd. (c)(d)	23,000	295,145
Nippon Electric Glass Co. Ltd. (c)(d)	24,000	536,391
Omron Corp. (c)	26,000	654,663
Taiyo Yuden Co. Ltd. (c)(d)	30,000	397,258
Tokyo Seimitsu Co. Ltd. (c)	1,500	69,674
Yaskawa Electric Corp. (c)(d)	10,000	115,901
Yokogawa Electric Corp. (c)(d)	44,700	595,983

		18,870,569

Electronics & Electrical Equipment (0.0%)

Mabuchi Motor Co. Ltd. (c)(d)	4,100	275,396
Uniden Corp. (c)(d)	18,000	188,866

		464,262

Engineering (0.0%)

COMSYS Holdings Corp. (c)	33,227	384,576

Engineering & Construction (0.2%)

Chiyoda Corp. (c)	31,000	596,124
JGC Corp. (c)(d)	43,000	714,121
Kajima Corp. (c)(d)	136,800	575,725
Nishimatsu Construction Co. Ltd. (c)(d)	91,600	327,584
Obayashi Corp. (c)	79,500	514,223
Shimizu Corp. (c)(d)	57,000	304,829
Taisei Corp. (c)(d)	196,000	656,941

		3,689,547

Entertainment (0.2%)

Nintendo Co. Ltd. (c)	16,200	3,026,017
Oriental Land Co. Ltd. (c)	4,000	219,771
Toho Co. Ltd. (c)(d)	11,200	233,891

		3,479,679

Environmental Control (0.0%)

Kurita Water Industries Ltd. (c)(d)	6,800	126,958

Finance Services (0.9%)

Acom Co. Ltd. (c)(d)	10,230	463,823
Aeon Credit Service Co. Ltd. (c)(d)	10,300	216,630
Aiful Corp. (c)	17,117	672,200
Credit Saison Co. Ltd. (c)	29,900	1,295,762
Daiwa Securities Group, Inc. (c)(d)	204,500	2,287,542
Hitachi Capital Corp. (c)(d)	200	3,416
Itochu Techno-Science Corp. (c)	600	26,909
Mitsubishi UFJ Securities Co. (c)(d)	22,000	248,294
Nikko Cordial Corp. (c)	134,500	1,605,288
Nomura Holdings, Inc. (c)(d)	260,300	4,631,859
ORIX Corp. (c)	13,870	3,620,840
Promise Co. Ltd. (c)	11,000	493,057
SFCG Co. Ltd. (c)	10	1,751
Shinko Securities Co. Ltd. (c)	27,700	99,662
Takefuji Corp. (c)	15,560	763,015

		16,430,048

Food (0.2%)

Ajinomoto Co., Inc. (c)	111,000	1,248,218
Katokichi Co. Ltd. (c)(d)	40,253	385,304
Kikkoman Corp. (c)(d)	38,000	489,494
Meiji Dairies Corp. (c)(d)	9,000	55,542
Nichirei Corp. (c)(d)	44,000	246,418
Nippon Meat Packers, Inc. (c)(d)	30,000	353,238
Nisshin Seifun Group, Inc. (c)(d)	28,900	326,853
Nissin Food Products Co. Ltd. (c)(d)	11,300	414,270
Toyo Suisan Kaisha Ltd. (c)	5,400	87,220
Yakult Honsha Co. Ltd. (c)(d)	14,900	388,281

		3,994,838

Food Products (0.0%)

House Foods Corp. (c)(d)	100	1,498
Kita Kyushu Coca-Cola (c)	200	3,728
Meiji Seika Kaisha Ltd. (c)(d)	8,000	39,973
Q.P. Corp. (c)	15,300	138,058
Yamazaki Baking Co. Ltd. (c)	3,100	27,819

		211,076

Forest Products & Paper (0.1%)

Nippon Paper Group, Inc. (c)(d)	180	717,207
OJI Paper Co. Ltd. (c)(d)	131,000	759,732

		1,476,939

Furniture & Furnishings (0.0%)

Kokuyo Co. Ltd. (c)	1,000	16,384

Gas (0.2%)

Osaka Gas Co. Ltd. (c)	358,900	1,211,882
Taiyo Nippon Sanso Corp. (c)	14,000	110,135
Tokyo Gas Co. Ltd. (c)(d)	384,400	1,911,471

		3,233,488

Hand & Machine Tools (0.2%)

Fuji Electric Holdings Co. Ltd. (c)	45,200	223,855
Makita Corp. (c)(d)	9,700	318,600
Nidec Corp. (c)(d)	13,600	967,412
OSG Corp. (c)	1,400	24,328
SMC Corp. (c)	8,100	1,037,341
THK Co. Ltd. (c)	15,200	405,000

		2,976,536

Healthcare-Products (0.1%)

Terumo Corp. (c)(d)	25,200	909,876

Home Builders (0.2%)

Daiwa House Industry Co. Ltd. (c)(d)	75,000	1,222,534
Haseko Corp. (b) (c)	79,000	269,180
Sekisui Chemical Co. Ltd. (c)	52,000	449,275
Sekisui House Ltd. (c)(d)	88,300	1,253,310

		3,194,299

Home Furnishings (0.8%)

Matsushita Electric Industrial Co. Ltd. (c)	302,502	6,283,198
Pioneer Corp. (c)(d)	36,400	595,365
Sony Corp. (c)(d)	148,500	6,714,953
Yamaha Corp. (c)(d)	25,300	491,167

		14,084,683

Household Products (0.0%)

TOTO Ltd. (c)	57,200	544,874

Insurance (0.6%)

Millea Holdings, Inc. (c)	230	4,448,534
Mitsui Sumitomo Insurance Co. Ltd. (c)	196,600	2,317,100
Sompo Japan Insurance, Inc. (c)	111,800	1,510,874
T&D Holdings, Inc. (c)(d)	32,700	2,598,104

		10,874,612

Internet (0.3%)

eAccess Ltd. (c)(d)	505	313,782
Index Holdings (c)(d)	321	253,487
Matsui Securities Co. Ltd. (c)(d)	36,100	289,192
Rakuten, Inc. (c)(d)	749	356,431
SBI E*trade Securities Co. Ltd. (c)(d)	408	545,183
SBI Holdings, Inc. (c)(d)	1,466	576,096
Softbank Corp. (c)(d)	122,900	2,257,967
Trend Micro, Inc. (c)(d)	18,000	589,971
Yahoo! Japan Corp. (c)(d)	1,903	805,090

		5,987,199

Iron & Steel (0.7%)

Daido Steel Co. Ltd. (c)(d)	77,000	585,026
JFE Holdings, Inc. (c)(d)	81,800	3,269,756
Kobe Steel Ltd. (c)	450,000	1,359,500
Nippon Steel Corp. (c)	986,000	3,838,839
Nisshin Steel Co. Ltd. (c)	127,900	384,011
Sumitomo Metal Industries Ltd. (c)(d)	578,000	2,310,928
Tokyo Steel Manufacturing Co. Ltd. (c)	6,700	124,566

		11,872,626

Leisure (0.1%)

Namco Bandai Holdings, Inc. (c)(d)	36,749	528,027
Round One Corp. (c)	2	8,068
Sankyo Co. Ltd. (c)	4,800	263,437
Sega Sammy Holdings, Inc. (c)	27,200	902,455
Shimano, Inc. (c)	3,800	114,396
Yamaha Motor Co. Ltd. (c)(d)	24,600	642,123

		2,458,506

Machinery-Construction & Mining (0.2%)

Hitachi Construction Machinery Co. Ltd. (c)	22,800	536,843
Komatsu Ltd. (c)	148,000	2,981,798

		3,518,641

Machinery-Diversified (0.3%)

Amada Co. Ltd. (c)	37,000	393,213
Daifuku Co. Ltd. (c)	500	7,000
Ebara Corp. (c)(d)	112,900	472,858
Japan Steel Works Ltd.(The) (c)(d)	83,000	512,466
Kubota Corp. (c)	148,100	1,361,677
Okuma Corp. (c)	12,000	120,720
Sumitomo Heavy Industries Ltd. (c)(d)	82,000	712,490
Toyota Industries Corp. (c)(d)	24,200	980,554

		4,560,978

Manufacturing (0.0%)

Komori Corp. (c)	10,000	218,009
Rinnai Corp. (c)(d)	200	4,974

		222,983

Media (0.0%)

Fuji Television Network, Inc. (c)	151	314,759

Metal Fabricate & Hardware (0.1%)

NSK Ltd. (c)	66,400	509,393
NTN Corp. (c)(d)	59,600	449,459

		958,852

Metals & Mining (0.0%)

Nippon Light Metal Co. Ltd. (c)(d)	2,200	5,591
Sumitomo Titanium Corp. (c)(d)	2,400	370,972

		376,563

Mining (0.2%)

Dowa Mining Co. Ltd. (c)(d)	60,800	548,369
Mitsubishi Materials Corp. (c)(d)	192,000	763,181
Mitsui Mining & Smelting Co. Ltd. (c)	116,100	660,599
Sumitomo Metal Mining Co. Ltd. (c)	98,000	1,382,455
Toho Titanium Co. Ltd. (c)	846	41,882

		3,396,486

Miscellaneous Manufacturing (0.5%)

Amano Corp. (c)(d)	22,400	284,332
Arrk Corp. (c)	1,500	29,701
Fuji Photo Film Co. Ltd. (c)	80,800	2,714,120
Ishikawajima-Harima Heavy Industries Co. Ltd. (c)(d)	255,000	719,475
Kawasaki Heavy Industries Ltd. (c)(d)	269,200	819,830
Konica Minolta Holdings, Inc. (c)	70,900	903,852
Mitsubishi Heavy Industries Ltd. (c)(d)	469,200	1,920,685
Nikon Corp. (c)(d)	58,000	1,028,267
Olympus Corp. (c)(d)	36,000	1,036,914

		9,457,176

Multi-Media (0.0%)

Tokyo Broadcasting System, Inc. (c)	4,800	101,039

Office & Business Equipment (0.6%)

Canon, Inc. (c)	156,900	7,491,952
Ricoh Co. Ltd. (c)	101,200	2,039,987
Seiko Epson Corp. (c)(d)	13,100	366,722

		9,898,661

Oil & Gas (0.3%)

Inpex Holdings, Inc. (b)	144	1,356,713
Nippon Mining Holdings, Inc. (c)(d)	158,900	1,347,423
Nippon Oil Corp. (c)	191,400	1,501,894
Showa Shell Sekiyu KK (c)	11,600	145,160
TonenGeneral Sekiyu KK (c)	24,000	240,191

		4,591,381

Packaging & Containers (0.0%)

Toyo Seikan Kaisha Ltd. (c)(d)	19,200	380,370

Pharmaceuticals (1.3%)

Alfresa Holdings Corp. (c)	3,900	252,037
Astellas Pharma, Inc. (c)	88,300	3,506,476
Chugai Pharmaceutical Co. Ltd. (c)	52,200	1,075,605
Daiichi Sankyo Co. Ltd. (c)	116,300	3,199,176
Eisai Co. Ltd. (c)(d)	34,900	1,612,943
Kaken Pharmaceutical Co. Ltd. (c)(d)	40,000	279,915
Kyowa Hakko Kogyo Co. Ltd. (c)	21,000	152,601
Mediceo Paltac Holdings Co. Ltd. (c)	13,900	259,393
Santen Pharmaceutical Co. Ltd. (c)(d)	6,300	151,921
Shionogi & Co. Ltd. (c)	50,400	955,267
Suzuken Co. Ltd. (c)(d)	5,300	207,995
Taisho Pharmacuetical Co. Ltd. (c)(d)	19,900	391,832
Takeda Pharmaceutical Co. Ltd. (c)	138,700	8,940,863
Tanabe Seiyaku Co. Ltd. (c)(d)	18,000	235,808

		21,221,832

Railroads (0.0%)

Keisei Electric Railway Co. Ltd. (c)	72,000	396,917

Real Estate (0.6%)

Daito Trust Construction Co. Ltd. (c)(d)	11,400	619,552
Japan Prime Realty Investment Corp. (c)	3	9,053
Japan Retail Fund Investment Corp. (c)	39	300,449
Leopalace21 Corp. (c)(d)	24,975	874,865
Mitsubishi Estate Co. Ltd. (c)	161,600	3,350,171
Mitsui Fudosan Co. Ltd. (c)	129,700	2,755,119
Nomura Real Estate Office Fund, Inc. (c)	55	423,159
Ntt Urban Development Corp. (c)(d)	7	52,781
Sumitomo Realty & Development Co. Ltd. (c)(d)	67,000	1,667,426
Tokyo Tatemono Co. Ltd. (c)	56,000	565,771
Tokyu Land Corp. (c)(d)	81,000	621,810

		11,240,156

Real Estate Investment Trusts (0.1%)

Japan Real Estate Investment Corp. (c)(d)	70	610,450
Nippon Building Fund, Inc. (c)(d)	54	532,256

		1,142,706

Retail (0.8%)

Aeon Co. Ltd. (c)(d)	83,000	1,937,579
Aoyama Trading Co. Ltd. (c)	2,100	65,674
Autobacs Seven Co. Ltd. (c)	8,900	393,201
Circle K Sunkus Co. Ltd. (c)(d)	195	4,033
Citizen Watch Co. Ltd. (c)(d)	78,300	670,646
Daimaru, Inc. (c)	18,000	216,151
EDION Corp. (c)(d)	1,500	28,133
FamilyMart Co. Ltd. (c)	16,600	501,630
Fast Retailing Co. Ltd. (c)(d)	5,600	456,305
Isetan Co. Ltd. (c)(d)	39,200	616,399
Lawson, Inc. (c)(d)	14,900	508,766
Marui Co. Ltd. (c)	62,500	891,759
Matsumotokiyoshi Co. Ltd. (c)(d)	6,200	142,898
Mitsukoshi Ltd. (c)	100,300	465,686
Nitori Co. Ltd. (c)(d)	1,450	64,624
Ryohin Keikaku Co. Ltd. (c)	6,100	462,059
Seven & I Holdings Co. Ltd. (c)	116,900	4,086,851
Shimachu Co. Ltd. (c)	4,400	115,922
Shimamura Co. Ltd. (c)(d)	2,200	224,683
Takashimaya Co. Ltd. (c)(d)	57,000	688,902
Tokyo Style Co. (c)	5,000	58,490
UNY Co. Ltd. (c)	20,000	288,590
USS Co. Ltd. (c)	6,520	433,496
Yamada Denki Co. Ltd. (c)(d)	14,900	1,453,052

		14,775,529

Semiconductors (0.3%)

Elpida Memory, Inc. (b) (c)	20,100	805,096
Rohm Co. Ltd. (c)(d)	16,200	1,380,629
Sanken Electric Co. Ltd. (c)(d)	30,000	386,717
Shinko Electric Industries (c)(d)	2,600	77,457
Sumco Corp. (c)(d)	7,800	453,739
Tokyo Electron Ltd. (c)	28,000	1,781,146

		4,884,784

Shipbuilding (0.0%)

Mitsui Engineering & Shipbuilding Co. Ltd. (c)(d)	175,000	481,690

Software (0.0%)

FUJI SOFT, Inc. (c)	5,600	186,799
Konami Corp. (c)	13,100	318,925
Nomura Research Institute Ltd. (c)(d)	2,600	348,219

		853,943

Storage & Warehousing (0.0%)

Mitsubishi Logistics Corp. (c)(d)	29,400	427,453

Telecommunications (0.6%)

Hikari Tsushin, Inc. (c)	3,200	129,539
KDDI Corp. (c)	386	2,507,141
Nippon TeleGraph & Telephone Corp. (c)	736	3,822,995
NTT Data Corp. (c)(d)	143	650,084
NTT DoCoMo, Inc. (c)(d)	2,710	3,931,595
Oki Electric Industry Co. Ltd. (c)(d)	78,500	162,957

		11,204,311

Textiles (0.3%)

Kuraray Co. Ltd. (c)(d)	63,500	699,945
Mitsubishi Rayon Co. Ltd. (c)(d)	104,100	791,542
Nisshinbo Industries, Inc. (c)	23,100	244,417
Teijin Ltd. (c)	158,800	895,861
Toray Industries, Inc. (c)(d)	223,300	1,876,658
Toyobo Co. Ltd. (c)	116,000	303,864

		4,812,287

Transportation (0.9%)

Central Japan Railway Co. (c)	254	2,811,514
East Japan Railway Co. (c)	535	3,981,835
Kamigumi Co. Ltd. (c)	14,000	102,435
Kawasaki Kisen Kaisha Ltd. (c)(d)	109,000	633,016
Keihin Electric Express Railway Co. Ltd. (c)(d)	37,000	260,997
Keio Corp. (c)	82,400	515,561
Kintetsu Corp. (c)	186,500	585,547
Mitsui OSK Lines Ltd. (c)(d)	186,000	1,227,989
Nippon Express Co. Ltd. (c)(d)	143,500	730,549
Nippon Yusen KK (c)(d)	156,400	1,007,858
Odakyu Electric Railway Co. Ltd. (c)(d)	94,100	609,837
Seino Transportation Co. Ltd. (c)	38,000	393,130
Tobu Railway Co. Ltd. (c)(d)	80,000	387,984
Tokyu Corp. (c)	132,900	824,972
West Japan Railway Co. (c)	303	1,266,297
Yamato Holdings Co. Ltd. (c)(d)	68,000	1,002,975
Yen Hanshin Electric Railway (c)	7,000	46,783

		16,389,279

Venture Capital (0.0%)

Jafco Co. Ltd. (c)(d)	1,700	91,337

		415,285,112

LUXEMBOURG (0.3%)
Iron & Steel (0.3%)

Arcelor (c)(d)	87,957	4,695,746

NETHERLANDS (4.8%)
Aerospace & Defense (0.1%)

European Aeronautic Defence and Space Co. NV (c)	52,925	1,528,008

Banks (0.4%)

ABN AMRO Holding NV (c)(d)	280,974	7,787,404

Beverages (0.1%)

Heineken NV (c)	39,028	1,836,310

Biotechnology (0.0%)

Qiagen NV (b) (c)(d)	10,451	158,897

Building Materials (0.0%)

James Hardie Industries NV (c)	58,410	312,799

Chemicals (0.2%)

Akzo Nobel NV (c)	42,815	2,382,719
Koninklijke DSM NV (c)(d)	27,996	1,094,110

		3,476,829

Commercial Services (0.0%)

Randstad Holdings NV (c)	3,657	200,658
Vedior NV (c)	35,484	667,059

		867,717

Computers (0.0%)

Getronics NV (c)(d)	31,804	323,995

Distribution & Wholesale (0.0%)

Buhrmann NV (c)	6,381	88,042
Hagemeyer NV (b) (c)(d)	123,117	597,081

		685,123

Electronics (0.4%)

Koninklijke Philips Electronics NV (c)	200,738	6,612,299

Energy (1.1%)

Royal Dutch Shell PLC, Class A (c)	518,626	18,371,757

Finance Services (0.1%)

Euronext NV (c)	15,953	1,433,090

Food (0.5%)

Koninklijke Ahold NV (b) (c)	259,531	2,323,295
Royal NumiCo NV (c)	23,081	1,108,014
Unilever NV (c)(d)	257,412	6,120,640

		9,551,949

Insurance (1.0%)

Aegon NV (c)	218,585	3,703,840
ING GRDoep NV (c)(d)	289,587	11,750,040

		15,453,880

Media (0.2%)

Reed Elsevier NV (c)(d)	110,070	1,630,373
Wolters Kluwer NV (c)	44,874	1,057,080

		2,687,453

Office & Business Equipment (0.0%)

OCE NV (c)	538	8,691

Oil & Gas (0.2%)

FuGro NV (c)	5,615	241,390
Royal Dutch Shell PLC (c)	88,018	3,114,428
SBM Offshore NV (c)	28,720	792,514

		4,148,332

Real Estate Investment Trusts (0.1%)

Corio NV (c)	6,452	432,180
RodamCo Europe NV (c)	7,664	811,961
Wereldhave NV (c)	1,772	187,733

		1,431,874

Semiconductors (0.1%)

ASML Holding NV (b) (c)(d)	86,254	1,707,232

Steel (0.0%)

Mittal Steel Co. NV (c)(d)	16,800	580,419

Telecommunications (0.2%)

Royal KPN NV (c)(d)	313,862	3,561,657

Transportation (0.1%)

TNT NV (c)(d)	63,380	2,266,962

		84,792,677

NEW ZEALAND (0.1%)
Airports (0.0%)

Auckland Int’l Airport Ltd. (c)	41,417	53,711

Building Materials (0.0%)

Fletcher Building Ltd. (c)	38,791	208,894

Electric (0.0%)

Contact Energy Ltd. (c)	2,557	11,151

Entertainment (0.0%)

Sky Network Television Ltd. (c)	11,869	43,521

Finance Services (0.0%)

Tower Ltd. (b) (c)(d)	45,600	95,969

Healthcare-Products (0.0%)

Fisher & Paykel Healthcare Corp. (c)(d)	122,813	326,974

Household Products (0.0%)

Fisher & Paykel Appliances Holdings Ltd. (c)(d)	40,549	117,194

Lodging (0.0%)

Sky City Entertainment Group Ltd. (c)(d)	66,000	217,241

Real Estate (0.0%)

Kiwi Income Property Trust (c)(d)	639	556

Retail (0.0%)

Warehouse Group Ltd. (The) (c)(d)	78,077	228,397

Telecommunications (0.1%)

TeleCom Corp. of New Zealand Ltd. (c)(d)	384,561	968,766

		2,272,374

NORWAY (0.9%)
Banks (0.1%)

DNB NOR ASA (c)	106,289	1,346,676

Chemicals (0.0%)

Yara Int’l ASA (c)	34,714	523,042

Engineering & Construction (0.0%)

Aker Kvaerner ASA (c)	2,370	240,547

Environmental Control (0.0%)

Tomra Systems ASA (c)(d)	50,188	347,604

Food (0.1%)

Orkla ASA (c)	30,396	1,379,375

Forest Products & Paper (0.0%)

Norske Skogindustrier ASA (c)	17,308	266,525

Insurance (0.0%)

Storebrand ASA (c)(d)	55,122	572,583

Oil & Gas (0.6%)

DET Norske Oljeselskap (b) (c)(d)	224,723	438,538
Norsk Hydro ASA (c)	113,392	3,249,152
Ocean RIG ASA (b) (c)	3,586	23,081
Petroleum Geo-Services ASA (b) (c)	11,145	610,051
ProSafe ASA (c)(d)	2,632	157,091
SeaDrill Ltd. (b) (c)	47,294	626,004
Statoil ASA (c)	96,964	2,903,488
TGS Nopec Geophysical Co ASA (b) (c)	4,484	79,987

		8,087,392

Printing & Publishing (0.0%)

Schibsted ASA (c)	425	11,518

Telecommunications (0.1%)

Tandberg ASA (c)	40,687	380,433
Tandberg Television ASA (b) (c)(d)	20,950	295,396
Telenor ASA (c)	121,454	1,548,483
Telenor Asa - Adr	300	11,520

		2,235,832

Transportation (0.0%)

Petrojarl ASA (b) (d)	43,060	274,397
Stolt-Nielsen SA (c)	52	1,183

		275,580

		15,286,674

PORTUGAL (0.3%)
Banks (0.1%)

Banco BPI SA (c)	43,246	319,924
Banco Comercial Portugues SA (c)(d)	395,783	1,137,724
Banco Espirito Santo SA (c)(d)	16,804	246,805

		1,704,453

Building Materials (0.0%)

Cimpor Cimentos de Portugal SA (c)(d)	28,237	188,904
Sonae Industria SGPS SA (b) (c)(d)	12,824	101,480

		290,384

Commercial Services (0.0%)

Brisa-Auto Estradas de Portugal SA (c)(d)	26,989	274,715

Electric (0.1%)

Energias de Portugal SA (c)	295,027	1,168,226

Food Products (0.0%)

Jeronimo Martins SGPS SA (c)	166	2,818

Retail (0.0%)

Sonae SGPS SA (c)	199,384	313,175

Telecommunications (0.1%)

Portugal TeleCom SGPS SA (c)	138,594	1,718,251
PT Multimedia Servicos SA (c)	5,548	64,105

		1,782,356

		5,536,127

SINGAPORE (0.8%)
Airlines (0.0%)

Singapore Airlines Ltd. (c)	66,800	550,191

Banks (0.4%)

DBS Group Holdings Ltd. (c)	179,700	2,058,498
Oversea-Chinese Banking Corp. (c)	427,600	1,718,851
United Overseas Bank Ltd. (c)	184,500	1,823,211

		5,600,560

Brewery (0.0%)

Fraser & Neave Ltd. (c)	70,950	181,327

Distribution & Wholesale (0.0%)

Jardine Cycle & Carriage Ltd. (c)	12,604	84,529

Diversified (0.0%)

Haw Par Corp. Ltd. (c)	36,226	129,548
Noble Group Ltd. (c)	636	471

		130,019

Engineering & Construction (0.0%)

Sembcorp. Industries Ltd. (c)	138,243	297,729
Singapore Technologies Engineering Ltd. (c)	91,000	163,120

		460,849

Finance Services (0.0%)

Creative Technology Ltd. (c)	4,950	26,784
Singapore Exchange Ltd. (c)	151,900	355,662

		382,446

Healthcare (0.0%)

Parkway Holdings Ltd. (c)	217,000	351,470

Holding Companies-Diversified (0.1%)

Keppel Corp. Ltd. (c)	106,000	1,026,495

Manufacturing (0.0%)

Venture Manufacturing Ltd. (c)	38,200	258,709

Media (0.0%)

Singapore Press Holdings Ltd. (c)	263,500	650,390

Oil & Gas (0.0%)

Singapore Petroleum Co. Ltd. (c)	400	1,266

Property Trust (0.0%)

CapitaMall Trust (c)	2,000	2,811

Real Estate (0.1%)

Ascendas Real Estate Investment Trust (c)	600	736
CapitaLand Ltd. (c)	212,897	552,196
City Developments Ltd. (c)	109,000	617,313
Keppel Land Ltd. (c)(d)	56,300	139,632
UOL Group Ltd. (c)	166,120	302,752
Wing Tai Holdings Ltd. (c)	3,500	3,148

		1,615,777

Semiconductors (0.0%)

Chartered SemiConductor Manufacturing Ltd. (b) (c)(d)	269,000	185,307
STATS ChipPAC Ltd. (b) (c)	123,000	70,150

		255,457

Shipbuilding (0.0%)

Sembcorp. Marine Ltd. (c)	86,000	181,876

Shipping (0.0%)

Neptune Orient Lines Ltd. (c)	800	916
Singapore Post Ltd. (c)	332,221	226,921

		227,837

Telecommunications (0.2%)

Singapore TeleCommunications Ltd. (c)	1,042,109	1,708,612

Transportation (0.0%)

ComfortDelGro Corp. Ltd. (c)	280,620	277,007
CosCo Corp. Singapore Ltd. (c)	338,066	327,347

		604,354

		14,274,975

SPAIN (3.8%)
Advertising (0.0%)

Telefonica Publicidad e Informacion SA (c)	30,663	328,856

Agriculture (0.1%)

Altadis SA (c)	46,281	2,192,520

Airlines (0.0%)

Iberia Lineas Aereas de Espana (c)(d)	75,320	182,791

Banks (1.6%)

Banco Bilbao Vizcaya Argentaria SA (c)	528,422	11,257,213
Banco Popular Espanol SA (c)(d)	143,727	2,160,463
Banco Santander Central Hispano SA	908,290	13,758,453

		27,176,129

Biotechnology (0.0%)

Zeltia SA (b) (c)(d)	3,698	28,810

Commercial Services (0.1%)

Abertis Infraestructuras SA (c)(d)	36,051	848,961
Cintra Concesiones de Infraestructuras de	28,823	366,428

Transporte SA (c)(d)		1,215,389

Computers (0.0%)

Indra Sistemas SA (c)(d)	23,720	476,160

Electric (0.7%)

Endesa SA (c)(d)	148,560	5,073,096
Iberdrola SA (c)(d)	132,082	4,690,363
Union Fenosa SA (c)(d)	21,820	893,795

		10,657,254

Electrical Components & Equipment (0.0%)

Gamesa Corp. Tecnologica SA (c)(d)	29,497	629,501

Engineering & Construction (0.2%)

Acciona SA (c)	3,790	578,566
ACS, Actividades de Construccion y	39,444	1,726,487
Servicios SA (c)(d)
Fomento de Construcciones y Contratas SA (c)	4,394	343,050
Grupo Ferrovial SA (c)(d)	12,318	995,800
Sacyr Vallehermoso SA (c)(d)	10,232	382,692

		4,026,595

Food (0.0%)

Ebro Puleva SA (c)	12,781	265,636

Gas (0.0%)

Gas Natural SDG SA (c)(d)	21,048	679,561

Insurance (0.0%)

Corp. Mapfre SA (c)	15,640	307,692

Iron & Steel (0.0%)

Acerinox SA (c)(d)	39,605	745,005

Lodging (0.0%)

NH Hoteles SA (c)(d)	21,318	407,971

Media (0.0%)

Antena 3 Television SA (c)(d)	17,399	378,840
Promotora de Informaciones SA (c)(d)	1,759	28,343
Sogecable SA (b) (c)(d)	4,942	163,007

		570,190

Oil & Gas (0.2%)

Repsol YPF SA (c)	149,432	4,212,248

Real Estate (0.1%)

Fadesa Inmobiliaria SA (c)	1,752	59,700
Inmobiliaria Colonial (c)	7,618	611,351
Metrovacesa SA (c)(d)	4,954	452,328

		1,123,379

Retail (0.1%)

Inditex SA (c)(d)	34,728	1,509,769

Telecommunications (0.7%)

Telefonica SA (c)	682,136	11,538,349

Water (0.0%)

Sociedad General de Aguas de Barcelona SA (c)	1,576	43,260

		68,317,065

SWEDEN (2.1%)
Agriculture (0.0%)

Swedish Match AB (c)	47,028	777,146

Airlines (0.0%)

SAS AB (b) (c)(d)	16,950	172,998

Auto Manufacturers (0.0%)

Scania AB (c)	12,084	542,708

Banks (0.5%)

Nordea Bank AB (c)	301,049	3,774,483
Skandinaviska Enskilda Banken AB (c)	73,579	1,815,120
Svenska Handelsbanken (c)	79,982	2,027,668

		7,617,271

Commercial Services (0.1%)

Securitas AB (c)	55,285	1,033,193

Computer Software/Services (0.0%)

WM-data AB, Class B (c)	30,482	100,843

Cosmetics & Personal Care (0.0%)

Oriflame Cosmetics SA (c)	12,368	421,705

Engineering & Construction (0.0%)

Skanska AB (c)	53,856	845,428

Finance Services (0.0%)

D Carnegie AB (c)	7,153	133,685
OMX AB (c)	444	6,973

		140,658

Forest Products & Paper (0.1%)

Holmen AB (c)	2,519	107,801
Svenska Cellulosa AB (c)	31,774	1,335,665

		1,443,466

Hand & Machine Tools (0.1%)

Sandvik AB (c)	166,241	1,731,920

Healthcare-Products (0.0%)

Elekta AB (c)(d)	2,588	42,175
Getinge AB (c)	28,352	511,142

		553,317

Healthcare-Services (0.0%)

Capio AB (b) (c)	3,198	48,840

Home Furnishings (0.0%)

Electrolux AB (c)(d)	53,546	777,469
Nobia AB (c)	1,181	39,637

		817,106

Household Products (0.0%)

Husqvarna AB (b)	46,443	499,609

Industrial (0.0%)

Trelleborg AB, Class B (c)(d)	8,108	147,077

Iron & Steel (0.0%)

Ssab Svenskt Stal AB (c)	14,917	297,005

Machinery-Construction & Mining (0.1%)

Atlas Copco AB (c)	56,974	1,421,473
Atlas Copco AB, Class B (c)	21,760	517,193

		1,938,666

Machinery-Diversified (0.1%)

Volvo AB (c)	10,636	571,754
Volvo AB, Class B (c)	35,304	1,872,518

		2,444,272

Media (0.1%)

Eniro AB (c)	43,866	506,139
Modern Times Group AB (b) (c)	8,062	401,269

		907,408

Metal Fabricate & Hardware (0.1%)

Assa Abloy AB (c)	56,448	929,587
SKF AB (c)	74,672	1,058,148

		1,987,735

Metals (0.0%)

Hoganas AB (c)	168	4,198

Mining (0.1%)

Boliden AB (c)(d)	52,618	939,238

Miscellaneous Manufacturing (0.0%)

Alfa Laval AB (c)	6,766	222,036

Oil & Gas (0.0%)

Lundin Petroleum AB (b) (c)(d)	26,291	325,350

Paper Products (0.0%)

Billerud (c)	13,413	203,899

Real Estate (0.0%)

Castellum AB (c)	16,255	170,004
Fabege AB (c)(d)	10,145	202,990
Kungsleden AB (c)	14,881	170,516
Wihlborgs Fastigheter AB (c)	4,305	74,851

		618,361

Retail (0.2%)

Axfood AB (c)	66	1,993
Hennes & Mauritz AB (c)	71,090	2,643,716

		2,645,709

Software (0.0%)

Telelogic AB (b) (c)	1,000	1,694

Telecommunications (0.6%)

Tele2 AB (c)(d)	44,799	439,167
Telefonaktiebolaget LM Ericsson (c)	2,100,624	6,623,535
TeliaSonera AB (c)	243,187	1,364,185
Teliasonera AB (b) (c)	1,312	7,392

		8,434,279

		37,863,135

SWITZERLAND (6.9%)
Building Materials (0.2%)

Geberit AG (c)	430	481,232
Holcim Ltd. (c)(d)	33,833	2,642,639

		3,123,871

Chemicals (0.3%)

Ciba Specialty Chemicals AG (c)	10,832	599,596
Clariant AG (c)	36,569	499,492
Givaudan (c)	1,100	908,865
Lonza Group AG (c)	6,080	413,045
Syngenta AG (c)	17,878	2,570,075

		4,991,073

Commercial Services (0.1%)

Adecco SA (c)	23,607	1,374,108
SGS SA (c)	471	435,227

		1,809,335

Computers (0.0%)

Logitech Int’l SA (b) (c)	21,088	428,943

Engineering & Construction (0.2%)

ABB Ltd. (c)	302,745	3,917,891

Finance Services (1.6%)

Credit Suisse Group (c)	187,994	10,540,142
UBS AG (c)	325,992	17,749,811

		28,289,953

Food (1.2%)

Nestle SA (c)	62,820	20,599,063

Hand & Machine Tools (0.0%)

Schindler Holding AG (c)	3,950	212,174

Healthcare-Products (0.1%)

Nobel Biocare Holding AG (c)	3,865	916,863
Phonak Holding AG (c)	7,957	502,544
Straumann Holding AG (c)	399	101,529
Synthes, Inc. (c)	6,520	753,567

		2,274,503

Insurance (0.5%)

Swiss Reinsurance (c)	54,404	3,914,296
Zurich Financial Services AG (c)(d)	23,393	5,256,561

		9,170,857

Leisure (0.0%)

Kuoni Reisen Holding (b) (c)	52	27,062

Machinery-Diversified (0.0%)

Rieter Holding AG (c)	690	261,457
SIG Holding AG (b) (c)	32	7,101

		268,558

Miscellaneous Manufacturing (0.0%)

Sulzer AG (c)	614	460,312

Pharmaceuticals (2.3%)

Novartis AG (c)	366,194	20,726,743
Roche Holding AG (c)	108,211	19,262,943
Serono SA (c)	1,042	705,345

		40,695,031

Real Estate (0.0%)

PSP Swiss Property AG (b) (c)	3,327	173,366

Retail (0.3%)

Compagnie Financiere Richemont AG (c)	81,323	3,674,697
Swatch Group AG (c)	2,522	91,823
Swatch Group AG, B Shares (c)	5,213	928,775

		4,695,295

Semiconductors (0.0%)

Micronas SemiConductor Hold (c)	5,772	124,554
Unaxis Holding AG (b) (c)(d)	1,705	485,340

		609,894

Telecommunications (0.1%)

Kudelski SA (c)(d)	6,807	148,904
SwissCom AG (c)(d)	3,443	1,135,276

		1,284,180

Transportation (0.0%)

Kuehne & Nagel International AG (c)	7,590	506,549

		123,537,910

UNITED KINGDOM (23.1%)
Advertising (0.2%)

Aegis Group PLC (c)	136,039	307,770
WPP Group PLC (c)	202,818	2,401,625

		2,709,395

Aerospace & Defense (0.4%)

BAE Systems PLC (c)	532,707	3,557,908
Cobham PLC (c)	107,276	333,566
Meggitt PLC (c)	31,804	176,520
Rolls-Royce Group PLC (c)	290,687	2,395,135

		6,463,129

Agriculture (0.7%)

British American Tobacco PLC (c)	237,254	6,392,439
Gallaher Group PLC (c)	113,221	1,886,269
Imperial Tobacco Group PLC (c)	113,951	3,725,997

		12,004,705

Airlines (0.0%)

British Airways PLC (b) (c)	117,095	846,801

Apparel (0.0%)

Burberry Group PLC (c)	80,246	712,892

Auto Parts & Equipment (0.0%)

GKN PLC (c)	137,333	666,452

Banks (4.4%)

Barclays PLC (c)	1,028,778	12,079,887
HBOS PLC (c)	584,704	10,648,390
HSBC Holdings PLC (c)	1,752,785	31,830,169
Lloyds TSB Group PLC (c)	892,902	8,984,933
Royal Bank of Scotland Group PLC (c)	488,892	15,921,464

		79,464,843

Beverages (0.7%)

Diageo PLC (c)	447,953	7,880,043
SABMiller PLC (c)	129,038	2,592,476
Scottish & Newcastle PLC (c)	125,060	1,248,121

		11,720,640

Building Materials (0.1%)

CRH PLC (c)	35	1,128
Hanson PLC (c)	126,394	1,553,687
Travis Perkins PLC (c)	10,260	292,559

		1,847,374

Chemicals (0.3%)

BOC Group PLC (c)	87,635	2,622,611
Imperial Chemical Industries PLC (c)	155,326	1,075,545
Johnson Matthey PLC (c)	37,648	910,252

		4,608,408

Commercial Services (0.4%)

AgGreko PLC (c)	1,086	5,702
Brambles Industries PLC (c)	138,714	1,132,875
Bunzl PLC (c)	63,258	738,155
Capita Group PLC (c)	122,457	1,196,558
Davis Service Group PLC (c)	2,420	21,542
De La Rue PLC (c)	5,206	52,438
Group 4 Securicor PLC (c)	116,110	363,281
Hays PLC (c)	296,932	742,702
Intertek Group PLC (c)	8,174	100,038
Michael Page International PLC (c)	20,306	125,154
Rank Group PLC (c)	136,309	498,414
Rentokil Initial PLC (c)	348,390	1,066,412
Serco Group PLC (c)	38,655	238,178

		6,281,449

Computers (0.0%)

LogicaCMG PLC (c)	173,399	553,225

Distribution & Wholesale (0.1%)

Inchcape PLC (c)	46,992	416,701
Wolseley PLC (c)	102,711	2,185,747

		2,602,448

Electric (0.7%)

International Power PLC (c)	242,155	1,332,957
National Grid PLC (c)	427,566	4,867,689
Scottish & Southern Energy PLC (c)	140,938	3,186,112
Scottish Power PLC (c)	249,907	2,825,262

		12,212,020

Electronics (0.0%)

ElectroComponents PLC (c)	23,618	104,231

Electronics & Electrical Equipment (0.0%)

Premier Farnell PLC	2,460	8,282

Engineering & Construction (0.0%)

Amec PLC (c)	20,685	107,180
Balfour Beatty PLC (c)	34,852	233,890

		341,070

Entertainment (0.2%)

EMI Group PLC (c)	166,248	794,337
Ladbrokes PLC (c)	116,958	844,235
PartyGaming PLC (c)	55,820	114,148
Sportingbet PLC (c)	34,358	157,743
William Hill PLC (c)	75,616	835,620

		2,746,083

Finance Services (0.4%)

3I Group plc (c)	81,354	1,410,710
Amvescap PLC (c)	137,824	1,337,516
Cattles PLC (c)	18,174	113,374
Close Brothers Group PLC (c)	8,535	138,002
Collins Stewart Tullett PLC (c)	18,468	265,631
ICAP PLC (c)	52,384	461,829
Investec PLC (c)	6,227	325,822
London Stock Exchange Group PLC (c)	35,170	733,235
Man Group PLC (c)	50,380	2,311,558
Provident Financial PLC (c)	20,747	226,424
Schroders PLC (c)	8,101	146,705

		7,470,806

Food (1.1%)

Cadbury Schweppes PLC (c)	346,203	3,380,733
J Sainsbury PLC (c)	254,201	1,672,964
Tate & Lyle PLC (c)	92,674	1,186,918
Tesco PLC (c)	1,192,135	8,008,463
Unilever PLC (c)	200,971	4,756,110

		19,005,188

Food Service (0.1%)

Compass Group PLC (c)	328,602	1,567,901

Gas (0.2%)

Centrica PLC (c)	571,669	3,130,195

Healthcare-Products (0.1%)

Smith & Nephew PLC (c)	172,820	1,488,126

Holding Companies-Diversified (0.0%)

Tomkins PLC (c)	142,800	753,962

Home Builders (0.2%)

Barratt Developments PLC (c)	48,750	883,286
Bellway PLC (c)	8,023	176,092
Berkeley Group Holdings PLC (b) (c)	5,532	127,257
Bovis Homes Group PLC (c)	4,804	72,876
George Wimpey PLC (c)	71,587	643,238
Persimmon PLC (c)	51,661	1,235,781
Taylor Woodrow PLC (c)	123,142	793,108

		3,931,638

Household Products (0.2%)

Reckitt Benckiser PLC (c)	92,522	3,713,886

Industrial (0.0%)

FKI PLC (c)	92,064	169,572

Insurance (1.0%)

Aviva PLC (c)	382,521	5,134,214
Friends Provident PLC (c)	315,765	1,074,404
Legal & General Group PLC (c)	1,034,264	2,401,191
Old Mutual PLC (c)	837,666	2,536,273
Prudential PLC (c)	393,041	4,133,231
Resolution PLC (c)	26,313	279,269
Royal & Sun Alliance Insurance Group (c)	443,762	1,109,125
Standard Life plc (b)	306,600	1,431,667

		18,099,374

Iron & Steel (0.1%)

Corus Group PLC (c)	143,062	1,148,644

Leisure (0.1%)

Carnival PLC (c)	21,352	849,539
First Choice Holidays PLC (c)	29,358	125,836

		975,375

Lodging (0.1%)

InterContinental Hotels Group PLC (c)	67,717	1,096,771

Media (0.6%)

British Sky Broadcasting PLC (c)	180,102	1,885,659
Daily Mail & General Trust (c)	29,295	311,013
Emap PLC (c)	39,478	515,304
ITV PLC (c)	531,688	966,633
Pearson PLC (c)	137,613	1,867,377
Reed Elsevier PLC (c)	202,333	2,019,122
Reuters Group PLC (c)	212,978	1,563,796
Trinity Mirror PLC (c)	21,978	184,307
United Business Media PLC (c)	58,973	697,230
Yell Group PLC (c)	136,570	1,299,587

		11,310,028

Medical Products (0.0%)

SSL Int’l PLC (c)	6,642	37,141

Mining (1.6%)

Anglo American PLC (c)	215,793	9,060,942
BHP Billiton PLC (c)	382,151	7,242,751
Rio Tinto PLC (c)	161,402	8,385,055
Xstrata PLC (c)	70,103	3,012,946

		27,701,694

Miscellaneous Manufacturing (0.2%)

BBA Group PLC (c)	32,342	152,715
Charter PLC (b) (c)	11,292	164,863
Cookson Group PLC (c)	8,431	85,015
IMI PLC (c)	43,571	411,277
Invensys PLC (b) (c)	1,261,080	436,475
Smiths Group PLC (c)	98,581	1,660,754

		2,911,099

Oil & Gas (3.4%)

Acergy SA (b) (c)	23,293	402,062
BG Group PLC (c)	565,525	7,608,822
BP PLC (c)	3,198,175	38,914,117
Royal Dutch Shell PLC (c)	423,744	15,641,777

		62,566,778

Packaging & Containers (0.0%)

Rexam PLC (c)	89,256	841,079

Pharmaceuticals (2.2%)

AstraZeneca PLC (c)	247,756	15,122,774
GlaxoSmithKline PLC (c)	898,765	24,865,335

		39,988,109

Real Estate (0.4%)

British Land Co PLC (c)	89,011	2,274,083
Brixton PLC (c)	17,620	165,113
Great Portland Estates PLC (c)	9,548	95,834
Hammerson PLC (c)	52,170	1,216,803
Land Securities Group PLC (c)	78,864	2,907,872
Liberty International PLC (c)	35,760	763,926
Slough Estates PLC (c)	48,621	603,960

		8,027,591

Retail (1.0%)

Boots Group PLC (c)	140,913	2,069,282
Carphone Warehouse Group PLC (c)	26,417	136,134
DSG International PLC (c)	332,902	1,241,057
Enterprise Inns PLC (c)	56,931	1,034,199
GUS PLC (c)	147,639	2,777,529
HMV Group PLC (c)	126,516	372,566
Kesa Electricals PLC (c)	89,582	518,509
Kingfisher PLC (c)	405,676	1,854,951
Marks & Spencer Group PLC (c)	273,563	3,051,922
MFI Furniture Group PLC (c)	151,283	257,135
Mitchells & Butlers PLC (c)	96,715	959,468
Next PLC (c)	44,424	1,418,690
Punch Taverns PLC (c)	30,536	502,600
Signet Group PLC (c)	276,237	520,699
Whitbread PLC (c)	43,010	996,183

		17,710,924

Semiconductors (0.1%)

ARM Holdings PLC (c)	218,921	475,361
CSR PLC (b) (c)	29,059	616,748

		1,092,109

Software (0.1%)

Misys PLC (c)	76,558	349,055
Sage Group PLC (c)	243,238	1,057,168

		1,406,223

Telecommunications (1.4%)

BT Group PLC (c)	1,274,907	5,654,506
Cable & Wireless PLC (c)	430,736	926,245
Vodafone Group PLC	8,139,340	17,673,067

		24,253,818

Transportation (0.1%)

Arriva PLC (c)	11,596	119,703
Associated British Ports Holdings PLC (c)	59,401	1,006,163
FirstGroup PLC (c)	62,587	526,098
National Express Group PLC (c)	8,184	125,424
StageCoach Group PLC (c)	74,485	156,512

		1,933,900

Water (0.2%)

Kelda Group PLC (c)	56,923	885,383
Severn Trent PLC (c)	52,906	1,283,606
United Utilities PLC (c)	149,979	1,849,613

		4,018,602

		412,243,980

Total Common Stocks		1,746,527,355

Cash Equivalents (1.2%)

Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $21,790,184)	$21,787,116	21,787,116

Total Cash Equivalents		21,787,116

Exchange Traded Funds (0.0%)
UNITED STATES (0.0%)

iShares MSCI EAFE Index Fund	11,200	738,304

Total Exchange Traded Funds		738,304

Preferred Stock (0.0%)
GERMANY (0.0%)
Media (0.0%)

ProSiebenSat.1 Media AG (d)	13,637	347,264

Total Preferred Stock		347,264

Rights (0.0%)
UNITED KINGDOM (0.0%)
Insurance (0.0%)

Resolution PLC Rights	12,638	21,245

Total Rights		21,245

Short-Term Securities Held as Collateral for Securities on Loan (18.1%)

Pool of short-term securities for Gartmore Mutual	$323,502,235	323,502,235

Funds – Notes to Statements of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities on Loan		323,502,235

Total Investments (Cost $1,338,484,012) (a) - 117.2%		2,092,923,519
Liabilities in excess of other assets - (17.2)%		(307,850,800)

NET ASSETS - 100.0%		$1,785,072,719

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.
(d)	All or part of the security was on loan as of July 31, 2006.
(e)	Preferred Shares
ADR	American Depositary Receipt

At July 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australia Dollar	08/11/06	$5,292,037	$5,424,358	$(132,321)
British Pound	08/11/06	27,419,034	27,558,119	(139,085)
Euro	08/11/06	37,486,049	37,435,044	51,005
Hong Kong Dollar	08/11/06	1,978,587	1,977,114	1,473
Japanese Yen	08/11/06	25,821,392	25,537,933	283,459
Swedish Krone	08/11/06	2,575,492	2,592,355	(16,863)
Swiss Franc	08/11/06	9,632,904	9,569,412	63,492

Total Short Contracts		$110,205,495	$110,094,335	$111,160

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia Dollar	08/11/06	$6,512,211	$6,619,142	$106,931
British Pound	08/11/06	31,696,170	31,897,208	201,038
Euro	08/11/06	43,323,078	43,376,921	53,843
Hong Kong Dollar	08/11/06	2,036,678	2,034,069	(2,609)
Japanese Yen	08/11/06	33,783,604	33,267,991	(515,613)
Swedish Krone	08/11/06	3,417,318	3,442,610	25,292
Swiss Franc	08/11/06	11,607,791	11,521,307	(86,484)

Total Long Contracts		$132,376,850	$132,159,248	$(217,602)

At July 31, 2006, the Fund’s open long futures contracts were as follows:

	Number of Contracts	Long Contracts *	Expiration	Market Value Covered By Contract	Unrealized Appreciation (Depreciation)
Australia	67	S&P ASX 200 Index	09/21/06	$6,378,887	$4,128
Europe	92	DJ Euro Stoxx 50	09/15/06	4,341,729	55,963
Hong Kong	31	Hang Seng Index	08/30/06	3,386,305	79,135
Japan	98	Topix Index	09/07/06	13,426,590	214,430
Sweden	243	OMX Index	08/25/06	3,194,217	41,640
United Kingdom	19	FTSE 100 Index	09/15/06	2,099,479	(91)

				$32,827,207	$395,205

*	Cash pledged as collateral

Gartmore Mid Cap Market Index Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (88.5%)
Aerospace & Defense (1.0%)

Alliant Techsystems, Inc. (b) (c)	37,400	$2,997,236
Precision Castparts Corp.	133,459	7,960,829
Sequa Corp., Class A (b) (c)	5,960	483,118

		11,441,183

Airlines (0.3%)

AirTran Holdings, Inc. (b)	85,500	1,072,170
Alaska Air Group, Inc. (b) (c)	40,700	1,511,191
JetBlue Airways Corp. (b)	148,325	1,585,594

		4,168,955

Amusement & Recreation (0.3%)

Boyd Gaming Corp. (c)	43,300	1,452,282
Callaway Golf Co. (c)	61,100	772,915
International Speedway Corp.	32,000	1,448,000

		3,673,197

Auto Parts & Equipment (1.0%)

Advance Auto Parts, Inc.	109,200	3,305,483
ArvinMeritor, Inc.	72,160	1,187,754
Bandag, Inc.	11,500	396,520
BorgWarner Automotive, Inc.	55,020	3,301,200
Gentex Corp. (c)	146,180	1,950,041
Lear Corp.	69,236	1,562,657
Modine Manufacturing Co. (c)	30,100	709,457

		12,413,112

Automotive (0.4%)

Adesa, Inc. (c)	85,300	1,740,973
Carmax, Inc. (b)	102,300	3,560,040

		5,301,013

Banks (4.1%)

Associated Banc Corp.	130,221	4,083,731
Astoria Financial Corp.	81,820	2,434,145
Cathay Bancorp, Inc.	47,900	1,760,325
City National Corp.	43,200	2,881,872
Colonial Bancgroup, Inc.	149,940	3,808,476
Cullen/Frost Bankers, Inc.	45,580	2,676,458
First Niagara Financial Group, Inc. (c)	104,400	1,527,372
FirstMerit Corp. (c)	81,780	1,792,618
Greater Bay Bancorp (c)	52,980	1,517,347
IndyMac Bancorp, Inc.	67,559	2,854,368
Mercantile Bankshare Corp.	119,175	4,237,863
New York Community Bancorp, Inc.	264,714	4,322,779
SVB Financial Group (b)	38,199	1,712,079
TCF Financial Corp.	112,200	3,019,302
Texas Regional Bancshares, Inc., Class A	47,960	1,818,164
Washington Federal, Inc. (c)	81,312	1,818,949
Webster Financial Corp.	53,000	2,499,480
West America Bancorp	33,620	1,617,458
Wilmington Trust Corp.	64,900	2,826,395

		49,209,181

Biotechnology (1.2%)

Millennium Pharmaceuticals, Inc. (b)	319,403	3,136,537
PDL Biopharma, Inc. (b) (c)	114,765	2,066,918
Pharmaceutical Product Development, Inc.	98,200	3,778,736
Valeant Pharmaceuticals International	94,800	1,638,144
Vertex Pharmaceuticals, Inc. (b) (c)	107,480	3,602,730

		14,223,065

Broadcasting (0.2%)

Emmis Communications Corp. (b)	40,500	600,210
Entercom Communications Corp.	37,980	962,793
Westwood One, Inc.	55,380	368,831

		1,931,834

Building & Construction (0.1%)

M.D.C. Holdings, Inc. (c)	31,100	1,356,893

Business Services (2.8%)

Acxiom Corp.	79,484	1,945,768
Catalina Marketing Corp.	42,100	1,223,847
Ceridian Corp. (b)	141,840	3,405,578
CheckFree Corp. (b)	89,187	3,968,822
ChoicePoint, Inc. (b)	89,820	3,068,251
Copart, Inc. (b) (c)	64,800	1,726,272
Corporate Executive Board Co. (The)	41,000	3,854,000
CSG Systems International, Inc. (b)	44,180	1,150,447

Fair Isaac Corp.	67,607	2,283,764
Gartner Group, Inc. (b) (c)	52,080	741,619
Harte-Hanks, Inc.	51,240	1,249,744
Kelly Services, Inc. (c)	18,775	508,239
Korn/Ferry International (b) (c)	38,300	711,231
Manpower, Inc.	88,760	5,279,446
MPS Group, Inc. (b) (c)	97,440	1,265,746
Navigant Consulting, Inc. (b)	48,600	927,288

		33,310,062

Chemicals (2.3%)

Airgas, Inc.	63,600	2,305,500
Albemarle Corp. (c)	36,700	1,850,414
Cabot Corp. (c)	65,200	2,169,204
Chemtura Corp.	231,800	1,995,798
Cytec Industries, Inc.	40,900	2,184,469
Ferro Corp. (c)	48,400	781,660
FMC Corp.	40,160	2,477,470
Lubrizol Corp.	64,880	2,774,918
Lyondell Chemical Co.	200,860	4,473,152
Minerals Technologies, Inc.	22,240	1,125,789
Olin Corp.	66,660	1,068,560
RPM, Inc. (c)	111,000	2,080,140
Valspar Corp. (c)	100,500	2,475,315

		27,762,389

Communication Equipment (1.6%)

Adtran, Inc. (c)	70,159	1,534,377
Cincinnati Bell, Inc. (b) (c)	225,600	904,656
CommScope, Inc. (b)	57,020	1,780,735
Harris Corp.	133,639	6,087,257
Plantronics, Inc. (c)	50,200	781,112
Polycom, Inc. (b) (c)	86,802	1,927,004
Powerwave Technologies, Inc. (b)	114,701	910,726
Telephone & Data Systems, Inc.	58,000	2,369,880
Telephone & Data Systems, Inc.,	41,100	1,633,725
Special Shares
UT Starcom, Inc. (b)	93,100	773,661

		18,703,133

Computer Hardware (0.4%)

National Instruments Corp. (c)	52,230	1,449,383
Western Digital Corp. (b)	216,000	3,788,640

		5,238,023

Computer Software & Services (4.8%)

3COM Corp. (b)	399,505	1,893,654
Activision, Inc. (b) (c)	283,621	3,389,271
Advent Software, Inc. (b)	16,569	517,284
Avocent Corp. (b)	49,706	1,271,479
Cadence Design Systems, Inc. (b)	281,191	4,552,482
CDW Corp.	64,057	3,784,488
Cognizant Technology Solutions Corp. (b)	141,197	9,246,991
DST Systems, Inc. (b)	61,660	3,472,075
F5 Networks, Inc. (b)	41,712	1,932,934
Gamestop Corp. (b) (c)	61,200	2,546,532
GTECH Holdings Corp.	123,188	4,150,204
Henry (Jack) & Associates, Inc.	76,600	1,445,442
Ingram Micro, Inc. (b)	116,400	2,052,132
Macrovision Corp. (b) (c)	50,120	983,354
McAfee, Inc. (b)	160,800	3,465,240
McData Corp. (b)	137,100	438,720
Mentor Graphics Corp. (b) (c)	74,500	1,026,610
Palm, Inc. (b)	102,000	1,520,820
RSA Security, Inc. (b)	78,600	2,167,788
SRA International, Inc., Class A (b)	34,500	834,555

Sybase, Inc. (b)	84,900	1,787,145
Synopsys, Inc. (b)	143,981	2,577,260
Transaction Systems Architects, Inc. (b)	35,500	1,314,210
Wind River Systems, Inc. (b)	79,400	656,638

		57,027,308

Construction (1.8%)

Beazer Homes USA, Inc. (c)	41,557	1,732,511
Dycom Industries, Inc. (b)	36,600	658,434
Florida Rock Industries, Inc.	48,000	1,826,880
Granite Construction, Inc. (c)	33,560	1,459,524
Hovnanian Enterprises, Inc. (b) (c)	36,020	986,588
Jacobs Engineering Group, Inc. (b)	57,280	4,753,668
Martin Marietta Materials, Inc.	46,594	3,751,749
Ryland Group, Inc. (The) (c)	47,067	1,922,687
Thor Industries, Inc. (c)	35,400	1,516,536
Toll Brothers, Inc. (b)	113,418	2,900,098

		21,508,675

Consumer & Commercial Services (2.2%)

Alliance Data Systems Corp. (b)	67,900	3,484,628
Career Education Corp. (b)	98,849	2,813,243
Cendant Corp. (b)	865,000	2,101,950
Corinthian Colleges, Inc. (b) (c)	88,080	1,182,034
Deluxe Corp. (c)	51,973	883,541
DeVry, Inc. (b)	54,800	1,156,280
Dun & Bradstreet Corp. (b)	67,793	4,523,148
MoneyGram International, Inc.	86,500	2,651,225
Quanta Services, Inc. (b) (c)	113,600	1,813,056
Rent-A-Center, Inc. (b)	71,247	1,918,682
Rollins, Inc.	27,865	588,787
Sotheby’s Holdings, Inc.	46,200	1,276,506
United Rentals, Inc. (b) (c)	67,700	1,890,184

		26,283,264

Consumer Products (1.4%)

Blyth Industries, Inc.	21,740	379,798
Church & Dwight, Inc. (c)	64,800	2,365,200
Energizer Holdings, Inc. (b)	63,388	4,033,378
Furniture Brands International, Inc.	54,538	1,094,032
Lancaster Colony Corp.	23,200	889,024
Mohawk Industries Co. (b) (c)	51,640	3,564,193
Scotts Miracle-Gro Co. (The)	47,920	1,879,902
Timberland Co., Class A (b) (c)	51,100	1,315,825
Tupperware Corp.	56,433	974,034

		16,495,386

Containers / Packaging (0.4%)

Packaging Corp. of America	57,160	1,310,679
Sonoco Products Co.	94,600	3,077,338

		4,388,017

Data Processing (0.3%)

Fidelity National Information Services, Inc.	90,445	3,232,504

Electronics (5.0%)

Amphenol Corp., Class A	89,220	5,003,458
Arrow Electronics, Inc. (b)	118,033	3,335,613
Atmel Corp. (b)	413,000	1,978,270
Avnet, Inc. (b)	141,178	2,569,440
Cabot Microelectronics Corp. (b)	26,869	800,159
Cree, Inc. (b) (c)	77,425	1,527,595
Cypress Semiconductor Corp. (b) (c)	134,569	2,044,103
DRS Technologies	42,400	1,962,696
Hubbell, Inc.	57,800	2,716,600
Imation Corp. (c)	35,933	1,463,192
Integrated Device Technology, Inc. (b)	198,087	3,064,406
International Rectifier Corp. (b)	71,800	2,559,670
Intersil Corp.	145,802	3,427,805
Kemet Corp. (b)	78,460	656,710
Lam Research Corp. (b)	140,065	5,825,302
Lattice Semiconductor Corp. (b)	100,460	592,714
Micrel, Inc. (b) (c)	62,400	666,432
Microchip Technology, Inc.	214,864	6,931,512
Mine Safety Appliances Co.	25,500	1,013,370
Newport Corp. (b) (c)	43,060	784,984
Plexus Corp. (b)	44,500	1,108,940
RF Micro Devices, Inc. (b) (c)	190,625	1,174,250
SPX Corp. (c)	60,420	3,301,953
Thomas & Betts Corp. (b)	51,948	2,458,699
TriQuint Semiconductor, Inc. (b) (c)	124,605	588,136
Vishay Intertechnology, Inc. (b) (c)	176,130	2,471,104

		60,027,113

Financial Services (2.6%)

AmeriCredit Corp. (b) (c)	127,300	3,130,307
Bank of Hawaii Corp.	48,100	2,382,874
BISYS Group, Inc. (The) (b)	113,200	1,390,096
Eaton Vance Corp.	122,600	3,035,576
Edwards (A.G.), Inc.	77,600	4,187,297
Investors Financial Services Corp. (c)	63,126	2,829,307
Jefferies Group, Inc. (c)	97,500	2,533,050
PMI Group, Inc.	91,787	3,897,276
Raymond James Financial, Inc. (c)	84,480	2,454,989
SEI Investments Co. (c)	59,940	2,928,668
Waddell & Reed Financial, Inc.	90,500	1,970,185

		30,739,625

Food & Beverage (1.2%)

Hormel Foods Corp.	75,620	2,853,142
J.M. Smucker Co.	60,671	2,707,747
OSI Restaurant Partners, Inc.	68,800	1,987,632
PepsiAmericas, Inc.	55,000	1,243,000
Sensient Technologies Corp. (c)	51,680	1,030,499
Smithfield Foods, Inc. (b)	99,300	2,825,085
Tootsie Roll Industries, Inc.	24,244	658,225
Universal Corp.	27,240	962,117

		14,267,447

Gaming & Leisure (0.2%)

Scientific Games Corp. (b)	66,900	2,272,593

Healthcare (5.7%)

Apria Healthcare Group, Inc. (b) (c)	46,400	812,928
Beckman Coulter, Inc.	63,960	3,661,710
Cephalon, Inc. (b)	61,715	4,057,144
Community Health Systems, Inc. (b)	98,977	3,588,906
Covance, Inc. (b)	65,180	4,155,877
Cytyc Corp. (b)	110,340	2,714,364
Dentsply International, Inc.	161,372	5,050,944
Edwards Lifesciences Corp. (b)	60,600	2,680,944
Health Net, Inc. (b)	114,852	4,820,338
Henry Schein, Inc. (b) (c)	85,274	4,042,840
LifePoint Hospitals, Inc. (b)	59,356	1,999,704
Lincare Holdings, Inc. (b)	97,333	3,388,162
Omnicare, Inc. (c)	122,100	5,526,245
Par Pharmaceutical Cos., Inc. (b)	36,675	558,927
Perrigo Co. (c)	77,800	1,232,352
Sepracor, Inc. (b) (c)	109,532	5,410,881
Steris Corp.	69,780	1,616,803
Triad Hospitals, Inc. (b)	84,305	3,285,366
Universal Health Services, Inc.	56,255	3,150,280
Varian Medical Systems, Inc. (b)	132,761	6,016,728

		67,771,443

Insurance (5.4%)

American Financial Group, Inc.	44,000	1,852,840
AmerUs Group Co. (c)	39,193	2,629,458
Arthur J. Gallagher & Co. (c)	99,200	2,695,264
Brown & Brown, Inc.	107,620	3,378,192
Everest Re Group Ltd.	65,500	6,196,955
Fidelity National Financial, Inc.	176,814	6,780,817
First American Financial Corp.	98,453	3,643,746
Hanover Insurance Group Inc.	50,700	2,346,396
HCC Insurance Holdings, Inc.	106,690	3,252,978
Horace Mann Educators Corp. (c)	42,400	719,528
Leucadia National Corp. (c)	161,860	4,456,006
Mercury General Corp.	33,100	1,826,458
Ohio Casualty Corp. (c)	64,900	1,682,208
Old Republic International Corp.	228,887	4,868,426
Protective Life Corp.	66,900	3,098,139
Radian Group, Inc.	83,633	5,145,938
Stancorp Financial Group, Inc.	51,800	2,232,062
Unitrin, Inc.	42,200	1,688,000
W.R. Berkley Corp.	168,566	6,068,376

		64,561,787

Machinery (0.8%)

AGCO Corp. (b) (c)	92,500	2,123,800
Graco, Inc.	65,270	2,564,458
Lincoln Electric Holdings, Inc. (c)	44,300	2,541,934
Tecumseh Products Co. (b) (c)	15,600	276,900
Zebra Technologies Corp., Class A (b) (c)	67,442	2,114,307

		9,621,399

Manufacturing (3.2%)

Ametek, Inc.	67,900	2,880,318
Brink’s Co. (The) (c)	49,280	2,714,835
Carlisle Cos., Inc.	29,040	2,320,006
Crane Co.	47,066	1,807,334
Diebold, Inc.	71,033	2,869,733
Donaldson Co., Inc. (c)	63,580	2,091,146
Federal Signal Corp. (c)	42,900	640,497
Flowserve Corp. (b) (c)	57,020	2,953,636
Harsco Corp.	40,200	3,240,522
Hillenbrand Industry, Inc. (c)	60,400	2,999,464
Nordson Corp. (c)	31,600	1,437,800
Pentair, Inc.	102,560	2,945,523
Roper Industries, Inc. (c)	86,550	3,912,060
Teleflex, Inc.	40,120	2,290,451
Trinity Industries, Inc. (c)	73,050	2,441,331
Varian, Inc. (b)	28,560	1,284,629

		38,829,285

Medical Products (1.1%)

Advanced Medical Optics, Inc. (b)	70,403	3,467,348
Affymetrix, Inc. (b) (c)	68,210	1,471,290
Gen-Probe, Inc. (b)	50,000	2,597,500
Intuitive Surgical, Inc. (b) (c)	37,077	3,529,730
Techne Corp. (b)	36,435	1,810,455

		12,876,323

Medical Products & Services (0.2%)

Allergan, Inc.	15	1,618
VCA Antech, Inc. (b) (c)	79,527	2,781,059

		2,782,677

Medical Services (0.7%)

Charles River Laboratories International, Inc. (b)	74,282	2,637,011
Invitrogen Corp. (b)	54,618	3,374,846
Martek Biosciences Corp. (b)	32,800	916,104
Medicis Pharmaceutical Corp.	57,200	1,576,432

		8,504,393

Metals (0.8%)

Commercial Metals Co.	118,400	2,686,496
Kennametal, Inc.	41,500	2,209,875
MSC Industrial Direct Co., Class A	53,800	2,218,174
Timken Co. (The)	81,900	2,637,180

		9,751,725

Mining (1.9%)

Arch Coal, Inc.	142,394	5,402,428
Joy Global, Inc.	123,072	4,617,661
Peabody Energy Corp.	263,500	13,148,651

		23,168,740

Office Equipment & Supplies (0.5%)

Herman Miller, Inc.	63,900	1,815,399
HNI Corp. (c)	48,870	1,984,611
Reynolds & Reynolds Co.	56,200	1,988,918

		5,788,928

Oil & Gas (7.5%)

Cameron International Corp. (b)	116,418	5,868,631
Denbury Resources, Inc. (b)	115,400	4,000,918
ENSCO International, Inc.	153,135	7,077,900
FMC Technologies, Inc. (b) (c)	68,562	4,320,777
Forest Oil Corp. (b) (c)	54,700	1,832,997
Grant Prideco, Inc. (b)	130,385	5,933,821
Hanover Compressor Co. (b)	92,939	1,765,841
Helmerich & Payne, Inc.	102,600	2,839,968
Newfield Exploration Co. (b)	127,984	5,935,898
Noble Energy, Inc.	176,367	8,925,934
Patterson-UTI Energy, Inc.	170,240	4,821,197
Pioneer Natural Resources Co. (c)	131,348	5,956,632
Plains Exploration & Production Co. (b)	76,601	3,367,380
Pogo Producing Co.	61,106	2,705,163
Pride International, Inc. (b)	161,228	4,815,880
Quicksilver Resources, Inc. (b) (c)	69,361	2,452,605
Smith International, Inc.	202,391	9,020,567
Southwestern Energy Co. (b)	166,851	5,739,674
Tidewater, Inc.	62,277	2,971,236

		90,353,019

Paper & Forest Products (0.6%)

Bowater, Inc. (c)	58,786	1,192,180
Glatfelter (c)	38,200	595,920
Longview Fibre Co. (c)	47,040	989,722
Potlatch Corp.	40,756	1,410,565
Rayonier, Inc.	79,480	3,164,099

		7,352,486

Publishing & Printing (1.1%)

American Greetings Corp., Class A	67,014	1,509,825
Banta Corp. (c)	25,800	911,514
Belo Corp., Class A (c)	83,120	1,339,894
Lee Enterprises, Inc. (c)	40,780	1,012,567
Media General, Inc. (c)	21,700	790,531
Reader’s Digest Association	87,700	1,197,982
Scholastic Corp. (b) (c)	38,055	1,094,081
Valassis Communications, Inc. (b) (c)	43,700	897,161
Washington Post Co.	5,718	4,408,579

		13,162,134

Real Estate Investment Trusts (3.5%)

AMB Property Corp.	85,067	4,460,063
Developers Diversified Realty Corp.	109,210	5,764,104
Highwood Properties, Inc.	57,660	2,147,258
Hospitality Properties Trust (c)	73,660	3,209,366
Liberty Property Trust	85,996	4,028,913
Macerich Co. (The)	71,500	5,201,625
Mack-Cali Realty Corp.	63,900	3,087,009
New Plan Excel Realty Trust (c)	103,660	2,686,867
Regency Centers Corp.	69,000	4,424,280
United Dominion Realty Trust, Inc.	137,815	3,838,148
Weingarten Realty Investors	77,000	3,076,920

		41,924,553

Restaurants (0.8%)

Applebee’s International, Inc. (c)	72,634	1,289,980
Bob Evans Farms, Inc. (c)	37,829	1,041,811
Brinker International, Inc.	83,680	2,711,231
CBRL Group, Inc. (c)	33,604	1,097,843
Cheesecake Factory, Inc. (The) (b) (c)	82,750	1,890,838
Ruby Tuesday, Inc.	55,800	1,225,368

		9,257,071

Retail (6.0%)

99 Cents Only Stores (b) (c)	44,033	455,742
Abercrombie & Fitch Co.	88,998	4,713,333
Aeropostale, Inc. (b) (c)	54,373	1,506,676
American Eagle Outfitters Ltd.	128,941	4,237,001
Ann Taylor Stores Corp. (b)	73,669	3,024,849
Barnes & Noble, Inc.	55,073	1,846,047
BJ’s Wholesale Club, Inc. (b)	69,157	1,969,591
Borders Group, Inc. (c)	63,294	1,203,219
Chico’s FAS, Inc. (b)	181,243	4,105,154
Claire’s Stores, Inc.	100,160	2,507,005
Dollar Tree Stores, Inc. (b) (c)	108,128	2,876,205
Fastenal Co. (c)	122,054	4,341,461
Foot Locker, Inc.	152,300	4,137,991
Michael’s Stores, Inc.	131,740	5,588,410
O’Reilly Automotive, Inc. (b) (c)	109,746	3,111,299
Pacific Sunwear of California, Inc. (b) (c)	77,000	1,284,360
Payless ShoeSource, Inc. (b)	69,295	1,793,355
PETsMART, Inc.	135,776	3,198,883
Pier 1 Imports, Inc.	93,370	634,916
Polo Ralph Lauren Corp.	60,700	3,462,328
Regis Corp. (c)	46,920	1,580,266
Ross Stores, Inc.	145,354	3,617,861
Ruddick Corp. (c)	31,500	771,120
Saks, Inc. (c)	142,300	2,296,722
Tech Data Corp. (b)	58,443	2,172,911
Urban Outfitters, Inc. (b)	111,416	1,625,559
Williams Sonoma, Inc.	111,940	3,559,692

		71,621,956

Schools (0.4%)

ITT Educational Services, Inc. (b) (c)	37,340	2,517,463
Laureate Education, Inc. (b)	48,880	2,231,372

		4,748,835

Semiconductors (0.8%)

Fairchild Semiconductor International, Inc. (b)	116,220	1,901,359
MEMC Electronic Materials, Inc. (b)	164,400	5,001,048
Semtech Corp. (b)	74,230	957,567
Silicon Laboratories, Inc. (b)	48,040	1,773,637

		9,633,611

Shipping/Transportation (1.5%)

Alexander & Baldwin, Inc.	41,401	1,660,180
C.H. Robinson Worldwide, Inc.	173,022	7,920,948
GATX Corp.	52,500	2,057,475
Overseas Shipholding Group, Inc.	27,800	1,790,042
Swift Transportation Co., Inc. (b)	54,960	1,470,180
Werner Enterprises, Inc. (c)	54,748	985,464
YRC Worldwide, Inc. (b)	59,162	2,353,464

		18,237,753

Steel (0.5%)

Reliance Steel & Aluminum Co.	68,400	2,452,140
Steel Dynamics, Inc. (c)	44,400	2,576,088
Worthington Industries, Inc.	66,987	1,367,875

		6,396,103

Transportation (1.5%)

Con-Way, Inc.	49,140	2,431,447
Expeditors International of Washington, Inc.	214,360	9,746,949
J.B. Hunt Transport Services, Inc.	124,100	2,552,737
Oshkosh Truck Corp.	73,000	3,130,240

		17,861,373

Utilities (7.7%)

AGL Resources, Inc.	77,140	3,010,003
Alliant Energy Corp. (c)	119,200	4,312,656
Aqua America, Inc. (c)	123,327	2,688,521
Aquila, Inc. (b)	345,937	1,535,960
Black Hills Corp.	35,300	1,264,799
DPL, Inc. (c)	129,057	3,582,622
Duquesne Light Holdings, Inc.	84,320	1,641,710
Energy East Corp.	141,775	3,449,386
Equitable Resources, Inc.	121,246	4,366,068
Great Plains Energy, Inc. (c)	83,600	2,451,988
Hawaiian Electric Industries, Inc. (c)	76,300	2,186,758

Idacorp, Inc.	45,600	1,699,968
MDU Resources Group, Inc.	173,925	4,287,251
National Fuel Gas Co. (c)	82,300	3,056,622
Northeast Utilities	151,603	3,395,907
NSTAR	101,920	3,176,846
Oklahoma Gas & Electric Co. (c)	86,800	3,285,380
Oneok, Inc.	114,726	4,268,954
Pepco Holdings, Inc.	191,994	4,703,853
PNM, Inc. (c)	72,750	1,950,428
Puget Energy, Inc. (c)	116,800	2,594,128
Questar Corp.	86,612	7,673,824
Scana Corp.	111,779	4,470,042
Sierra Pacific Resources (b)	190,880	2,758,216
Vectren Corp. (c)	71,260	1,981,741
Westar Energy, Inc.	81,050	1,872,255
Western Gas Resources, Inc.	56,700	3,438,288
WGL Holdings, Inc. (c)	51,000	1,531,530
Wisconsin Energy Corp.	113,300	4,781,260
WPS Resources Corp.	41,900	2,160,783

		93,577,747

Waste Disposal (0.7%)

Republic Services, Inc.	122,882	4,934,941
Stericycle, Inc. (b)	44,890	3,015,710

		7,950,651

Total Common Stocks		1,060,707,964

Cash Equivalents (11.4%)

Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $131,199,579)	$131,181,106	131,181,106

Total Cash Equivalents		131,181,106

Short-Term Securities Held as Collateral for Securities on Loan (19.1%)
Pool of short-term securities for Gartmore	233,558,537	233,558,537

Mutual Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securites Held as Collateral for Securites on Loan		233,558,537

Total Investments (Cost $1,305,902,151) (a) - 119.0%		1,425,447,607
Liabilities in excess of other assets - (19.0)%		(231,962,480)

NET ASSETS - 100.0%		$1,193,485,127

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of July 31, 2006.

At July 31, 2006, the Fund’s open long futures contracts were as follows:

Number of Contracts	Long Contracts*	Expiration	Market Value Covered By Contracts	Unrealized Appreciation (Depreciation)
373	S&P 400	09/19/06	$139,203,600	$(1,897,811)

*	Cash pledged as collateral.

Gartmore S&P 500 Index Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.3%)
Advertising Services (0.0%)

Interpublic Group of Cos., Inc. (The) (b) (c)	101,578	$831,924

Aerospace & Defense (2.0%)

Boeing Co. (The)	219,571	16,999,187
General Dynamics Corp.	106,262	7,121,679
Goodrich Corp.	31,351	1,265,640
Lockheed Martin Corp.	99,322	7,913,977
Northrop Grumman Corp.	95,476	6,319,556
Raytheon Co.	116,187	5,236,548
Rockwell Collins, Inc.	46,441	2,478,556
United Technologies Corp.	272,756	16,962,696

		64,297,839

Agriculture (0.2%)

Monsanto Co.	141,180	6,069,328

Airlines (0.4%)

FedEx Corp.	80,402	8,418,894
Southwest Airlines Co.	189,876	3,415,869

		11,834,763

Alcoholic Beverages (0.5%)

Anheuser-Busch Cos., Inc.	205,434	9,891,647
Brown-Forman Corp., Class B	26,571	1,951,640
Constellation Brands, Inc. (b)	50,900	1,245,014
Molson Coors Brewing Co.	18,270	1,305,392

		14,393,693

Analytical Instruments (0.1%)

Applera Corp. (c)	52,471	1,686,943
Waters Corp. (b)	30,771	1,251,764

		2,938,707

Apparel & Accessories (0.3%)

Coach, Inc. (b)	100,000	2,871,000
Liz Claiborne, Inc.	28,511	1,007,864
Nike, Inc., Class B	53,436	4,221,444
V.F. Corp.	26,206	1,777,291

		9,877,599

Appliances & Household Durables (0.1%)

Newell Rubbermaid, Inc.	64,142	1,690,783

Auto Parts & Equipment (0.2%)

AutoNation, Inc. (b) (c)	55,480	1,092,956
Genuine Parts Co.	45,416	1,891,122
Ingersoll Rand Co.	86,652	3,102,142
Snap-On, Inc.	14,670	616,287

		6,702,507

Automobiles (0.4%)

Ford Motor Co. (c)	498,896	3,327,636
General Motors Corp. (c)	152,456	4,913,657
PACCAR, Inc. (c)	44,396	3,584,977

		11,826,270

Banks (7.1%)

AmSouth Bancorp	93,652	2,684,066
Bank of America Corp.	1,231,761	63,472,643
Bank of New York Co., Inc.	206,244	6,931,861
BB&T Corp.	142,373	5,978,242
Bear Stearns Cos., Inc.	28,767	4,081,174
Commerce Bancorp, Inc. (c)	49,200	1,671,324
Compass Bancshares, Inc.	33,033	1,946,965
Fifth Third Bancorp	142,304	5,427,475
Huntington Bancshares, Inc.	68,220	1,661,157
J.P. Morgan Chase & Co.	940,201	42,891,969
KeyCorp	105,572	3,895,607
M&T Bank Corp. (c)	24,261	2,957,901
Mellon Financial Corp.	109,422	3,829,770
National City Corp.	153,053	5,509,908
North Fork Bancorp, Inc.	118,566	3,358,975
Northern Trust Corp.	52,236	2,982,676
PNC Bank Corp.	76,101	5,390,995
Regions Financial Corp.	119,507	4,336,909
State Street Corp.	87,177	5,235,851
SunTrust Banks, Inc.	96,126	7,581,458
Synovus Financial Corp.	79,217	2,238,672
U.S. Bancorp	488,603	15,635,296
Wachovia Corp.	435,855	23,374,904
Zions Bancorp	23,820	1,956,575

		225,032,373

Broadcast Media & Cable Television (0.8%)

Clear Channel Communications, Inc. (c)	143,800	4,163,010
Comcast Corp. Special, Class A (b)	58,400	2,001,952
Comcast Corp., Class A (b)	518,275	17,818,295

		23,983,257

Business Services (0.3%)

Cintas Corp.	38,901	1,373,205
Compuware Corp. (b)	98,007	685,069
Convergys Corp. (b)	37,482	715,157
Monster Worldwide, Inc. (b)	26,731	1,069,240
NCR Corp. (b)	48,990	1,574,539
Pitney Bowes, Inc.	59,796	2,470,770

		7,887,980

Chemicals (0.2%)

Millipore Corp. (b) (c)	13,525	847,341
Praxair, Inc.	83,032	4,553,475
Sigma Aldrich Corp. (c)	18,125	1,259,688

		6,660,504

Communications Equipment (1.7%)

CIENA Corp. (b) (c)	123,008	446,519
Citizens Communications Co.	95,136	1,220,595
Corning, Inc. (b)	406,522	7,752,375
Harman International Industries, Inc.	17,400	1,395,480
JDS Uniphase Corp. (b) (c)	516,754	1,100,686
Motorola, Inc.	661,328	15,051,825
Tellabs, Inc. (b)	132,452	1,245,049
Verizon Communications, Inc.	778,780	26,338,339

		54,550,868

Computer Data Security (0.1%)

SanDisk Corp. (b) (c)	47,700	2,225,682
VeriSign, Inc. (b)	67,600	1,212,068

		3,437,750

Computer Equipment (1.5%)

American Power Conversion Corp. (c)	46,931	792,195
Dell Computer Corp. (b)	602,858	13,069,961
EMC Corp. (b)	635,987	6,455,268
Hewlett Packard Co.	765,590	24,429,978
Network Appliance, Inc. (b)	92,884	2,757,726

		47,505,128

Computer Integrated Systems Design (0.0%)

Avaya, Inc. (b) (c)	104,919	971,550

Computer Software & Services (5.1%)

Adobe Systems, Inc. (b)	157,142	4,480,118
Affiliated Computer Services, Inc., Class A (b) (c)	33,541	1,708,243
Automatic Data Processing, Inc.	150,978	6,606,797
BMC Software, Inc. (b)	58,556	1,371,382
CA, Inc.	127,838	2,679,484
Cisco Systems, Inc. (b)	1,639,509	29,265,235
Citrix Systems, Inc. (b)	45,571	1,447,791
Electronic Data Systems Corp.	135,462	3,237,542
First Data Corp.	206,852	8,449,904
Fiserv, Inc. (b)	49,066	2,142,222
Intuit, Inc. (b)	96,062	2,965,434
Microsoft Corp.	2,376,089	57,097,418
Novell, Inc. (b)	93,872	609,229
NVIDIA Corp. (b)	97,622	2,160,375
Oracle Corp. (b)	1,039,838	15,566,375
Parametric Technology Corp. (b) (c)	24,480	378,461
Sun Microsystems, Inc. (b)	911,182	3,963,642
Symantec Corp. (b)	286,274	4,972,579
Symbol Technologies, Inc.	63,636	703,178
Unisys Corp. (b)	89,662	459,069
Yahoo!, Inc. (b)	336,348	9,128,485

		159,392,963

Computers & Hardware (1.6%)

Apple Computer, Inc. (b)	226,974	15,425,153
International Business Machines Corp.	424,810	32,884,542
Lexmark International, Inc. (b)	32,701	1,767,489

		50,077,184

Conglomerates (0.8%)

Illinois Tool Works, Inc.	115,994	5,304,406
ITT Industries, Inc.	44,960	2,272,728
Johnson Controls, Inc.	50,386	3,867,629
Tyco International Ltd.	537,400	14,020,766

		25,465,529

Construction & Building Materials (0.3%)

Centex Corp. (c)	35,881	1,697,530
Fluor Corp.	22,685	1,992,423
KB Home	22,530	957,976
Pulte Corp.	59,982	1,709,487
Sherwin Williams Co.	33,286	1,684,272
Vulcan Materials Co.	26,776	1,793,189

		9,834,877

Construction & Housing (0.2%)

Lennar Corp.	41,667	1,863,765
Masco Corp. (c)	114,127	3,050,615

		4,914,380

Construction Machinery (0.4%)

Caterpillar, Inc.	181,564	12,867,441

Consumer Durable (0.3%)

Black & Decker Corp. (c)	20,465	1,442,987
Danaher Corp.	66,847	4,358,425
Fortune Brands, Inc.	38,386	2,783,753
Whirlpool Corp. (c)	22,317	1,722,649

		10,307,814

Consumer Finance (2.1%)

Citigroup, Inc.	1,346,588	65,053,666

Consumer Non-Cyclical (2.5%)

Alberto Culver Co., Class B	18,020	878,295
Avon Products, Inc.	125,617	3,641,637
Clorox Co. (The)	39,686	2,378,779
Colgate-Palmolive Co.	137,308	8,145,111
Ecolab, Inc. (c)	57,611	2,481,306
Estee Lauder Co., Inc. (The), Class A	32,800	1,224,096
International Flavor and Fragrances, Inc.	21,140	782,180
Kimberly-Clark Corp.	125,687	7,673,191
Pall Corp. (c)	31,191	813,461
Procter & Gamble Co.	888,703	49,945,108

		77,963,164

Containers (0.1%)

Ball Corp.	28,930	1,108,019
Bemis Co., Inc.	28,396	871,757
Sealed Air Corp.	21,797	1,029,690

		3,009,466

Credit Reporting Services (0.1%)

Moody’s Corp.	70,902	3,891,102

Data Processing & Reproduction (0.1%)

Computer Sciences Corp. (b)	45,781	2,398,467

Dental Supplies & Equipment (0.0%)

Patterson Companies, Inc. (b) (c)	36,900	1,227,294

Distribution (0.1%)

SYSCO Corp.	161,533	4,458,311

Diversified Chemicals (1.2%)

Air Products & Chemicals, Inc.	58,466	3,737,731
Ashland, Inc.	17,625	1,172,239
E.I. du Pont de Nemours and Co.	248,550	9,857,493
Eastman Chemical Co. (c)	20,660	1,025,356
Hercules, Inc. (b) (c)	22,621	314,432
Occidental Petroleum’s Corp.	114,327	12,318,735
Rohm & Haas Co.	45,177	2,083,563
The Dow Chemical Co.	254,090	8,786,432

		39,295,981

Drugs (5.4%)

Amerisource Bergen Corp.	55,152	2,371,536
Amgen Corp. (b)	312,648	21,804,071
Biogen, Inc. (b)	90,672	3,819,105
Eli Lilly & Co.	300,091	17,036,166
Express Scripts, Inc. (b)	37,720	2,905,572
Forest Laboratories, Inc. (b)	91,032	4,215,692
Genzyme Corp. (b)	68,151	4,653,350
Gilead Sciences, Inc. (b)	120,600	7,414,488
Laboratory Corp. of America Holdings (b)	34,600	2,228,932
MedImmune, Inc. (b)	65,661	1,666,476
Merck & Co., Inc.	578,776	23,307,309
Mylan Laboratories, Inc.	59,351	1,303,348
Pfizer, Inc.	1,968,034	51,149,203
Schering Plough Corp.	390,627	7,984,416
Wyeth	357,572	17,331,515

		169,191,179

Educational Services (0.1%)

Apollo Group, Inc. (b) (c)	40,826	1,931,886

Electric Services (0.3%)

Duke Energy Corp.	319,381	9,683,632

Electrical Equipment (3.6%)

Agilent Technologies, Inc. (b)	119,576	3,400,741
Cooper Industries Ltd., Class A	22,130	1,906,721
Eaton Corp.	39,116	2,507,336
Emerson Electric Co.	108,582	8,569,291
Fisher Scientific International, Inc. (b)	31,000	2,297,410
General Electric Co.	2,800,832	91,559,198
Rockwell International Corp.	46,776	2,899,176
W.W. Grainger, Inc.	21,225	1,317,860

		114,457,733

Electronics (2.1%)

Altera Corp. (b)	95,082	1,645,869
Broadcom Corp., Class A (b)	112,896	2,708,375
Intel Corp.	1,583,838	28,509,085
Jabil Circuit, Inc.	39,641	915,707
KLA-Tencor Corp.	53,621	2,262,270
L-3 Communications Holdings, Inc.	29,638	2,182,839
Linear Technology Corp. (c)	83,467	2,700,157
LSI Logic Corp. (b)	95,182	780,492
Maxim Integrated Products, Inc.	88,314	2,594,665
Molex, Inc. (c)	44,521	1,412,206
National Semiconductor Corp.	91,277	2,123,103
PMC-Sierra, Inc. (b) (c)	46,111	235,627
QLogic Corp. (b)	50,090	876,074
RadioShack Corp. (c)	38,571	623,693
Sanmina Corp. (b)	138,639	479,691
Solectron Corp. (b)	213,676	645,302
Tektronix, Inc.	22,795	621,620
Teradyne, Inc. (b)	51,001	670,153
Texas Instruments, Inc.	434,959	12,953,080
Xilinx, Inc.	90,522	1,836,691

		66,776,699

Energy (0.1%)

Consol Energy, Inc.	47,200	1,942,752

Entertainment (0.8%)

Electronic Arts, Inc. (b)	81,207	3,825,662
International Game Technology	89,332	3,453,575
Walt Disney Co. (The)	590,640	17,536,101

		24,815,338

Farm Machinery (0.2%)

Deere & Co.	65,846	4,778,444

Financial (3.1%)

American Express Co.	329,257	17,141,119
Capital One Financial Corp.	78,086	6,039,952
Charles Schwab Corp.	285,387	4,531,946
CIT Group, Inc.	53,000	2,433,230
Comerica, Inc.	44,826	2,624,562
Countrywide Credit Industries, Inc.	159,992	5,732,513
Fannie Mae	257,675	12,345,209
Federated Investors, Inc.	24,211	750,783
Golden West Financial Corp.	71,922	5,297,775
Goldman Sachs Group, Inc.	117,672	17,974,398
Lehman Brothers Holdings, Inc.	144,802	9,404,890
Washington Mutual, Inc.	266,411	11,908,572

		96,184,949

Financial Services (1.8%)

AMBAC Financial Group, Inc.	25,001	2,077,833
Ameriprise Financial Inc	65,251	2,910,195
E*TRADE Financial Corp. (b)	89,822	2,093,751
First Horizon National Corp. (c)	33,591	1,407,463
H&R Block, Inc. (c)	86,072	1,958,138
Janus Capital Group, Inc.	59,831	968,664
Legg Mason, Inc.	31,500	2,629,305
Marshall & Ilsley Corp. (c)	55,466	2,605,238
SLM Corp.	112,222	5,644,767
Sovereign Bancorp, Inc.	95,195	1,964,825
Wells Fargo Co.	450,364	32,579,331

		56,839,510

Food & Drug Retail (0.7%)

Kroger Co.	190,009	4,356,906
Safeway, Inc.	110,782	3,110,759
Supervalu, Inc.	53,879	1,460,660
Walgreen Co.	267,525	12,514,819

		21,443,144

Food & Related (2.6%)

Altria Group, Inc.	560,143	44,794,636
Archer-Daniels Midland Co.	166,743	7,336,692
Campbell Soup Co.	58,532	2,146,954
ConAgra, Inc.	132,528	2,849,352
Dean Foods Co. (b)	36,700	1,377,351
General Mills, Inc.	90,862	4,715,738
H.J. Heinz Co.	89,357	3,750,313
Hershey Foods Corp. (c)	50,522	2,777,194
Kellogg Co.	73,542	3,542,518
McCormick & Co.	35,346	1,239,231
Sara Lee Corp. (c)	205,399	3,471,243
Tyson Foods, Inc., Class A (c)	65,900	932,485
W.M. Wrigley Jr. Co. (c)	51,556	2,364,358
W.M. Wrigley Jr., Co., Class B	12,589	575,317

		81,873,382

Furniture & Home Furnishings (0.0%)

Leggett & Platt, Inc. (c)	49,801	1,136,459

Healthcare (6.2%)

Abbott Laboratories	409,863	19,579,155
Allergan, Inc.	39,316	4,240,231
Bard (C.R.), Inc.	28,286	2,007,457
Bausch & Lomb, Inc.	12,945	612,299
Baxter International, Inc.	163,273	6,857,466
Becton Dickinson & Co.	64,686	4,264,101
Biomet, Inc.	64,851	2,136,192
Boston Scientific Corp. (b)	306,318	5,210,469
Bristol-Myers Squibb Co.	523,040	12,537,269
Cardinal Health, Inc. (c)	112,797	7,557,399
Coventry Health Care, Inc. (b)	45,700	2,408,390
HCA, Inc.	102,713	5,049,371
Health Management Associates, Inc., Class A (c)	63,341	1,287,723
Humana, Inc. (b)	42,761	2,391,623
Johnson & Johnson Co.	797,425	49,878,933
King Pharmaceuticals, Inc. (b)	64,623	1,099,883
Manor Care, Inc. (c)	22,520	1,127,126
McKesson HBOC, Inc.	78,847	3,973,100
Medco Health Solutions, Inc. (b)	78,826	4,676,747
Medtronic, Inc.	320,706	16,202,067
Quest Diagnostics, Inc.	46,772	2,811,933
St. Jude Medical, Inc. (b)	96,522	3,561,662
Stryker Corp.	80,877	3,680,712
Tenet Healthcare Corp. (b) (c)	124,387	736,371
UnitedHealth Group, Inc.	365,418	17,477,943
Watson Pharmaceutical, Inc. (b)	24,706	553,167
Wellpoint, Inc. (b)	174,402	12,992,949

		194,911,738

Hotels & Casinos (0.1%)

Harrah’s Entertainment, Inc.	49,821	2,994,740

Hotels & Motels (0.4%)

Cendant Corp.	275,645	4,137,432
Hilton Hotels Corp.	96,387	2,306,541
Marriott International, Inc., Class A	98,462	3,463,893

Starwood Hotels & Resorts Worldwide, Inc.	56,924	2,993,064

		12,900,930

Industrial Diversified (0.1%)

Parker Hannifin Corp.	29,756	2,149,573
Thermo Electron Corp. (b) (c)	43,376	1,605,346

		3,754,919

Insurance (4.7%)

ACE Ltd.	76,111	3,922,000
Aetna, Inc.	153,984	4,848,956
AFLAC, Inc.	128,513	5,672,564
Allstate Corp. (The)	176,214	10,012,479
American International Group, Inc.	692,666	42,024,045
AON Corp.	78,927	2,701,671
Chubb Corp. (The)	102,962	5,191,344
CIGNA Corp.	34,461	3,144,566
Cincinnati Financial Corp.	43,889	2,069,805
Genworth Financial	93,800	3,217,340
Hartford Financial Services Group, Inc.	79,071	6,708,384
Lincoln National Corp.	78,556	4,452,554
Loews Corp.	115,913	4,295,736
MBIA, Inc. (c)	39,776	2,339,227
MetLife, Inc.	196,479	10,216,908
MGIC Investment Corp.	24,360	1,386,328
Principal Financial Group, Inc. (c)	75,707	4,088,178
Progressive Corp. (The)	205,500	4,971,045
Prudential Financial, Inc.	135,543	10,659,101
SAFECO Corp.	33,151	1,780,872
St. Paul Cos., Inc.	181,315	8,304,227
Torchmark Corp. (c)	28,031	1,695,035
UnumProvident Corp.	83,649	1,357,623
XL Capital Ltd., Class A	50,046	3,187,930

		148,247,918

Insurance Brokers (0.1%)

Marsh & McLennan Cos., Inc.	140,793	3,805,635

Internet Services (0.7%)

Google, Inc. (b)	53,700	20,760,420
Juniper Networks, Inc. (b)	155,400	2,090,130

		22,850,550

Investment Management (1.4%)

Franklin Resources, Inc.	42,471	3,883,973
Merrill Lynch & Co.	247,395	18,015,304
Morgan Stanley Dean Witter & Co.	290,042	19,287,793
T. Rowe Price Group, Inc. (c)	60,882	2,515,035

		43,702,105

Leisure Products (0.3%)

Brunswick Corp. (c)	25,640	758,175
Carnival Corp. (c)	117,863	4,591,942
Hasbro, Inc.	46,921	877,423
Mattel, Inc.	106,623	1,923,479

		8,151,019

Manufacturing (1.1%)

3M Co.	203,389	14,318,586
American Standard Cos., Inc.	51,816	2,001,652
Cummins, Inc.	13,700	1,602,900
Dover Corp.	53,256	2,510,488
Honeywell International, Inc.	226,669	8,772,090
PPG Industries, Inc.	44,006	2,708,129
Stanley Works (The)	19,380	879,271
Textron, Inc.	33,446	3,007,130

		35,800,246

Medical Equipment & Supplies (0.0%)

Barr Laboratories, Inc. (b)	27,700	1,378,352
PerkinElmer, Inc.	26,496	477,723

		1,856,075

Medical Products (0.1%)

Zimmer Holdings, Inc. (b)	64,846	4,100,861

Metals & Mining (0.7%)

Alcoa, Inc.	231,026	6,919,230
Freeport-McMoRan Copper & Gold, Inc. (c)	51,606	2,815,623
Newmont Mining Corp.	122,332	6,267,068
Phelps Dodge Corp.	53,986	4,715,137

		20,717,058

Mortgage & Asset Backed Obligations (0.3%)

Freddie Mac	180,238	10,428,571

Motor Vehicles (0.1%)

Harley-Davidson, Inc. (c)	75,627	4,310,739
Navistar International Corp. (b) (c)	17,220	385,039

		4,695,778

Multimedia (1.0%)

News Corp., Class A	657,500	12,650,300
Time Warner, Inc.	1,146,493	18,917,135

		31,567,435

Natural Gas (0.1%)

NICOR, Inc. (c)	9,505	416,509
People’s Energy Corp. (c)	8,375	353,509
Sempra Energy	60,881	2,938,117

		3,708,135

Non-Alcoholic Beverages (1.8%)

Coca-Cola Co.	548,517	24,409,007
Coca-Cola Enterprises, Inc.	91,957	1,973,397
Pepsi Bottling Group, Inc. (The)	46,421	1,543,498
PepsiCo, Inc.	443,574	28,113,720

		56,039,622

Office Equipment & Supplies (0.2%)

Avery Dennison Corp.	26,916	1,578,085
Xerox Corp. (b)	245,654	3,461,265

		5,039,350

Oil & Gas (8.2%)

Apache Corp.	85,524	6,026,876
BJ Services Co.	90,292	3,274,891
Chesapeake Energy Corp. (c)	89,400	2,941,260
ChevronTexaco Corp.	601,843	39,589,232
ConocoPhillips	445,656	30,589,828
Devon Energy Corp.	120,808	7,809,029
El Paso Corp. (c)	169,313	2,709,008
EOG Resources, Inc.	63,382	4,699,775
Exxon Mobil Corp.	1,635,961	110,819,997
Hess Corp.	67,960	3,595,084
KeySpan Corp.	41,791	1,682,924
Kinder Morgan, Inc.	30,876	3,149,352
Marathon Oil Corp.	99,112	8,983,512
Murphy Oil Corp.	45,500	2,341,430
Nabors Industries Ltd. (b) (c)	75,654	2,672,099
Noble Corp.	35,231	2,527,824
Rowan Cos., Inc.	34,386	1,164,654
Sunoco, Inc. (c)	38,020	2,643,911
Transocean Sedco Forex, Inc. (b) (c)	89,707	6,928,072
Valero Energy Corp.	163,784	11,043,955
Williams Cos., Inc. (The)	146,438	3,551,122
XTO Energy, Inc.	91,999	4,323,033

		263,066,868

Oil Equipment & Services (1.7%)

Anadarko Petroleum Corp.	126,276	5,775,864
Baker Hughes, Inc.	88,647	7,087,328
Dynegy, Inc., Class A (b)	92,272	519,491
Halliburton Co.	269,924	9,004,665
Kerr-Mcgee Corp.	65,588	4,604,278
National Oilwell Varco, Inc. (b)	44,594	2,989,582
Schlumberger Ltd.	307,836	20,578,836
Weatherford International Ltd. (b)	92,300	4,323,332

		54,883,376

Paper & Forest Products (0.4%)

International Paper Co.	127,258	4,368,767
Louisiana-Pacific Corp.	30,096	601,920
MeadWestvaco Corp.	49,447	1,291,556
Pactiv Corp. (b)	39,836	976,380
Temple Inland, Inc.	32,610	1,387,229
Weyerhaeuser Co.	64,001	3,754,299

		12,380,151

Pharmacy Services (0.3%)

Caremark Rx, Inc.	118,920	6,278,976
Hospira, Inc. (b)	41,646	1,819,514

		8,098,490

Photographic (0.1%)

Eastman Kodak Co. (c)	81,846	1,821,074

Pollution Control (0.2%)

Allied Waste Industries, Inc. (b) (c)	66,607	676,727
Waste Management, Inc.	146,813	5,047,431

		5,724,158

Printing & Publishing (0.5%)

Dow Jones & Company, Inc. (c)	18,380	644,035
E.W. Scripps Co., Class A	22,000	940,060
Gannett Co., Inc.	64,776	3,376,125
McGraw-Hill Cos., Inc. (The)	99,402	5,596,334
Meredith Corp. (c)	11,735	554,244
New York Times Co., Class A (c)	38,406	851,461
R.R. Donnelley & Sons Co.	48,306	1,410,052
Tribune Co. (c)	64,809	1,925,475

		15,297,786

Railroads (0.7%)

Burlington Northern Santa Fe Corp.	99,452	6,853,237
CSX Corp.	53,906	3,271,016
Norfolk Southern Corp.	108,237	4,699,651
Union Pacific Corp.	70,116	5,959,860

		20,783,764

Real Estate Investment Trusts (1.0%)

Apartment Investment & Management Co.	29,140	1,401,343
Archstone-Smith Trust (c)	50,600	2,654,982
Boston Properties, Inc. (c)	24,000	2,356,800
Equity Office Properties Trust (c)	114,982	4,358,967
Equity Residential Property Trust	71,211	3,312,024
Host Hotels & Resorts, Inc. (c)	3	64
Kimco Realty Corp.	52,800	2,071,872
Plum Creek Timber Co., Inc.	48,161	1,640,364
ProLogis Trust	73,351	4,059,978
Public Storage, Inc. (c)	26,200	2,103,598
Simon Property Group, Inc.	51,601	4,413,433
Vornado Realty Trust (c)	34,000	3,554,700

		31,928,125

Restaurants (0.6%)

Darden Restaurants, Inc.	37,776	1,276,829
McDonald’s Corp.	334,541	11,839,406
Wendy’s International, Inc. (c)	29,736	1,788,918
YUM! Brands, Inc.	75,781	3,410,145

		18,315,298

Retail (4.7%)

Amazon.com, Inc. (b)	76,600	2,059,774
AutoZone, Inc. (b)	17,110	1,503,456
Bed Bath & Beyond, Inc. (b)	74,102	2,480,935
Best Buy Co., Inc. (c)	109,115	4,947,274
Big Lots, Inc. (b) (c)	30,451	492,088
Circuit City Stores, Inc.	45,536	1,115,632
Costco Wholesale Corp.	125,257	6,608,559
CVS Corp.	214,434	7,016,280
Dillard’s, Inc., Class A	19,790	594,294
Dollar General Corp. (c)	77,197	1,035,984
Family Dollar Stores, Inc. (c)	42,006	954,376
Federated Department Stores, Inc.	140,252	4,924,248
Gap, Inc. (The)	160,240	2,780,164
Home Depot, Inc.	557,767	19,360,093
J.C. Penney Co., Inc.	63,981	4,028,244
Jones Apparel Group, Inc.	31,591	935,094
Kohl’s Corp. (b)	89,597	5,073,878
Limited, Inc. (The)	96,328	2,423,612
Lowe’s Cos., Inc.	413,398	11,719,833
Nordstrom, Inc.	61,892	2,122,896
Office Depot, Inc. (b)	77,662	2,799,715
OfficeMax, Inc.	24,110	991,162
Sears Holding Corp. (b)	27,561	3,782,747
Staples, Inc.	195,972	4,236,915
Starbucks Corp. (b)	207,624	7,113,198
Target Corp.	236,690	10,868,805
Tiffany & Co.	32,286	1,019,915
TJX Cos., Inc.	125,068	3,047,907
Wal-Mart Stores, Inc.	661,582	29,440,398
Whole Foods Market, Inc. (c)	37,600	2,162,376

		147,639,852

Semiconductors (0.6%)

Advanced Micro Devices, Inc. (b)	124,642	2,416,808
Analog Devices, Inc.	96,557	3,121,688
Applied Materials, Inc.	432,319	6,804,701
Freescale Semiconductor, Inc., Class B (b)	99,109	2,826,589
Micron Technology, Inc. (b)	164,468	2,564,056
Novellus Systems, Inc. (b)	35,821	906,630

		18,640,472

Services (1.0%)

Autodesk, Inc. (b)	60,162	2,052,126
eBay, Inc. (b)	307,076	7,391,319
Equifax, Inc.	34,951	1,128,218
Exelon Corp.	179,398	10,387,145
IMS Health, Inc.	54,574	1,497,511
Omnicom Group, Inc. (c)	48,691	4,309,640
Paychex, Inc.	91,652	3,132,665
Robert Half International, Inc. (c)	41,306	1,336,662
Ryder System, Inc. (c)	16,505	831,852
Sabre Holdings, Inc. (c)	34,673	717,731

		32,784,869

Shelter (0.0%)

D. R. Horton, Inc.	72,000	1,542,960

Steel (0.3%)

Allegheny Teledyne, Inc.	22,475	1,435,928
Nucor Corp.	87,760	4,666,199
United States Steel Corp.	33,231	2,095,879

		8,198,006

Telecommunications (3.2%)

ADC Telecommunications, Inc. (b)	24,227	296,296
ALLTEL Corp.	100,667	5,553,798
Andrew Corp. (b)	43,246	365,429
AT&T Inc.	1,046,649	31,389,004
BellSouth Corp.	483,324	18,931,801
CenturyTel, Inc.	35,176	1,356,738
Comverse Technology, Inc. (b)	53,206	1,031,132
Embarq Corp. (b)	39,235	1,775,384
Lucent Technologies, Inc. (b) (c)	1,179,332	2,511,977
QUALCOMM, Inc.	440,278	15,524,202
Qwest Communications International, Inc. (b) (c)	430,430	3,439,136
Sprint Corp.	783,914	15,521,497
Univision Communications, Inc., Class A (b)	67,517	2,255,068
Windstream Corp.	115,882	1,452,005

		101,403,467

Television (0.4%)

CBS Corp. Class A (c)	100	2,738
CBS Corp., Class B	207,737	5,698,226
Viacom, Inc., Class A (b) (c)	100	3,485
Viacom Inc., Class B (b)	193,837	6,755,219

		12,459,668

Tire & Rubber (0.0%)

Goodyear Tire & Rubber Co. (b) (c)	47,421	521,631

Tobacco (0.2%)

Reynolds American, Inc.	25,995	3,295,646
UST, Inc. (c)	41,981	2,122,140

		5,417,786

Trucking (0.6%)

United Parcel Service, Inc., Class B	292,816	20,177,951

Utilities (2.6%)

AES Corp. (The) (b)	164,793	3,272,789
Allegheny Energy, Inc. (b)	36,696	1,506,371
Ameren Corp. (c)	48,056	2,474,884
American Electric Power Co., Inc.	109,897	3,969,480
CenterPoint Energy, Inc. (c)	82,842	1,138,249
CMS Energy Corp. (b) (c)	61,156	856,796
Consolidated Edison, Inc. (c)	70,026	3,282,119
Constellation Energy Group, Inc.	47,286	2,738,332
Dominion Resources, Inc.	92,294	7,243,233
DTE Energy Co. (c)	41,291	1,747,435
Edison International	87,132	3,605,522
Entergy Corp.	58,176	4,485,370
FirstEnergy Corp.	83,400	4,670,400
FPL Group, Inc. (c)	109,432	4,720,896
NiSource, Inc. (c)	68,358	1,555,145
PG&E Corp.	96,672	4,029,289
Pinnacle West Capital Corp. (c)	24,425	1,050,519
PPL Corp.	93,662	3,186,381
Progress Energy, Inc.	67,451	2,937,491
Public Service Enterprise Group, Inc.	63,911	4,309,519
Southern Co.	194,649	6,575,243
TECO Energy, Inc. (c)	53,681	855,675
TXU Corp.	129,444	8,314,188
Xcel Energy, Inc. (c)	104,787	2,099,931

		80,625,257

Total Common Stocks		3,098,689,263

Cash Equivalents (1.5%)

Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $47,346,706)	$47,340,039	47,340,039

Total Cash Equivalents		47,340,039

Short-Term Securities Held as Collateral for Securities on Loan (4.1%)

Pool of short-term securities for Gartmore	128,239,255	128,239,255

Mutual Funds – note to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities on Loan		128,239,255

Total Investments (Cost $2,931,012,954) (a) - 103.9%		3,274,268,557
Liabilities in excess of other assets - (3.9)%		(122,893,289)

NET ASSETS - 100.0%		$3,151,375,268

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the securities was on loan as of July 31, 2006.

As of July 31, 2006 the Fund’s open long future contracts were as follow:

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Securities	Unrealized Appreciation (Depreciation)
166	S&P 500	9/15/06	53,194,700	686,034

Gartmore Small Cap Index Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (81.6%)
Advertising Services (0.2%)

24/7 Real Media, Inc. (b)	13,700	$108,641
Cross Media Marketing Corp. (b) (c) (d)	100	0
Inventiv Health, Inc. (b)	10,400	290,160
Live Nation, Inc., 0.00%	24,400	511,424
SITEL Corp. (b)	13,200	42,372

		952,597

Aerospace/Defense (0.9%)

AAR Corp. (b) (e)	14,568	344,970
ARGON ST., Inc. (b) (e)	4,140	102,631
BE Aerospace, Inc. (b)	29,762	736,609
Curtiss-Wright Corp.	16,748	486,696
Esterline Technologies Corp. (b) (e)	7,961	336,989
Gencorp, Inc. (b) (e)	22,774	335,006
HEICO Corp. (e)	8,848	272,961
Herley Industries, Inc. (b) (e)	9,535	102,311
Hexcel Corp. (b) (e)	31,475	452,296
Innovative Solutions and Support, Inc. (b) (e)	6,602	100,020
iRobot Corp. (b) (e)	2,700	47,277
K&F Industries Holdings, Inc. (b) (e)	6,000	96,120
Kaman Corp., Class A	7,908	145,112
Moog, Inc., Class A (b)	12,163	421,934
Sequa Corp., Class A (b)	1,871	151,663
Taser International, Inc. (b) (e)	21,216	153,180
Teledyne Technologies, Inc. (b) (e)	10,863	414,532
Transdigm Group, Inc. (b)	2,100	53,760
United Industrial Corp. (e)	4,200	188,958

		4,943,025

Agricultural Products (0.3%)

Alico, Inc. (e)	1,200	65,400
Andersons, Inc. (The)	5,130	191,759
CF Industries Holdings, Inc.	17,200	278,812
Delta and Pine Land Co.	14,528	497,004
Maui Land & Pineapple Co., Inc. (b) (e)	637	23,473
UAP Holding Corp.	21,160	416,852

		1,473,300

Airlines (0.5%)

AirTran Holdings, Inc. (b) (e)	30,619	383,962
Alaska Air Group, Inc. (b)	13,188	489,670
ExpressJet Holdings, Inc. (b)	13,746	94,023
Frontier Airlines Holdings, Inc. (b) (e)	16,317	105,734
JetBlue Airways Corp. (b) (e)	66,700	713,023
Mesa Air Group, Inc. (b)	11,819	99,989
Republic Airways Holdings, Inc. (b)	9,600	159,552
SkyWest, Inc.	24,758	600,382

		2,646,335

Analytical Instruments (0.6%)

ArthroCare Corp. (b) (e)	10,607	467,132
Datascope Corp.	6,008	184,626
Haemonetics Corp. (b)	10,215	448,132
Illumina, Inc. (b)	16,135	616,840
Inverness Medical Innovations, Inc. (b) (e)	8,851	263,229
Molecular Devices Corp. (b)	6,786	156,689
Oyo Geospace Corp. (b) (e)	2,000	107,880
Thoratec Corp. (b)	20,367	281,065
Ventana Medical Systems, Inc. (b) (e)	9,536	444,473
West Pharmaceutical Services, Inc. (e)	10,392	403,210

		3,373,276

Apparel/Accessories (1.9%)

Aeropostale, Inc. (b)	19,666	544,945
Bebe Stores, Inc. (e)	6,400	99,072
Brown Shoe Co., Inc.	10,103	327,135
Buckle, Inc. (The) (e)	2,159	85,712
Charming Shoppes, Inc. (b)	40,910	421,782
Cherokee, Inc.	2,600	102,622
Columbia Sportswear Co. (b)	5,900	293,348
Crocs, Inc. (b) (e)	3,300	91,311
Deb Shops, Inc. (e)	100	2,378
Deckers Outdoor Corp. (b) (e)	4,578	195,206
dELiA*s, Inc. (b) (e)	7,007	51,712
DSW, Inc., Class A (b) (e)	6,665	228,809
Finish Line, Inc., Class A	14,074	173,110
G & K Services, Inc., Class A (e)	7,022	236,852
Guess?, Inc. (b)	6,715	286,059
Hartmarx Corp. (b) (e)	10,405	65,135
HOT Topic, Inc. (b) (e)	18,738	275,636
Iconix Brand Group, Inc. (b)	10,400	145,600
Jos. A. Bank Clothiers, Inc. (b) (e)	7,555	190,235
K-Swiss, Inc., Class A	9,281	259,590
Kellwood Co. (e)	10,867	287,432
Kenneth Cole Productions, Inc., Class A	5,070	122,136
Maidenform Brands, Inc. (b)	4,800	64,272
Oxford Industries, Inc. (e)	5,028	178,293
Pacific Sunwear of California, Inc. (b)	28,560	476,381
Payless ShoeSource, Inc. (b)	22,614	585,250
Perry Ellis International, Inc. (b)	4,188	108,302
Phillips-Van Heusen Corp.	20,390	724,456
Russell Corp.	10,986	197,858
Shoe Carnival, Inc. (b)	4,300	94,557
Skechers U.S.A., Inc. (b)	4,985	108,723
Stage Stores, Inc.	9,401	278,834
Steven Madden Ltd.	8,698	291,035
Stride Rite Corp. (The)	12,112	153,338
Timberland Co, Class A (b)	16,400	422,300
True Religion Apparel, Inc. (b) (e)	6,100	112,362
Tween Brands, Inc. (b)	11,207	417,125
Under Armour, Inc. (b) (e)	8,530	342,480
UniFirst Corp. (e)	4,743	147,460
Volcom, Inc. (b)	3,200	64,416
Warnaco Group, Inc. (The) (b)	19,223	342,362
Wet Seal, Inc. (The) (b)	18,705	86,604
Weyco Group, Inc.	300	6,945
Wolverine World Wide, Inc.	18,346	466,722

		10,155,892

Appliances & Household Durables (0.1%)

Color Kinetics, Inc. (b) (e)	6,100	105,347
Middleby Corp. (b) (e)	2,235	174,822
National Presto Industries, Inc.	1,581	85,437

		365,606

Auto Parts & Equipment (1.0%)

A.S.V., Inc. (b) (e)	8,562	130,656
Accuride Corp. (b)	4,500	49,500
Aftermarket Technology Corp. (b)	7,136	155,993
American Axle & Manufacturing	16,145	264,455
Holdings, Inc.
ArvinMeritor, Inc.	27,979	460,534
Commercial Vehicle Group, Inc. (b)	5,800	104,458

Dollar Thrifty Automotive Group, Inc. (b)	8,100	362,556
Electro Rent Corp. (b)	4,400	65,252
Hayes Lemmerz International, Inc. (b) (c) (d)	110	0
Impco Technologies, Inc. (b)	10,300	103,927
Lear Corp. (e)	25,800	582,305
Lithia Motors, Inc., Class A (e)	5,073	142,957
LKQ Corp. (b) (e)	15,700	351,680
McGrath Rentcorp (e)	6,706	181,196
Midas, Inc. (b)	5,300	91,425
Miller Industries, Inc. (b)	2,100	38,745
Modine Manufacturing Co.	12,340	290,854
Monro Muffler, Inc.	5,750	178,308
Navistar International Corp. (b)	23,500	525,460
Noble International Ltd.	3,805	57,722
Pep Boys - Manny, Moe & Jack (The) (e)	17,883	192,779
Quantum Fuel Systems Technologies Worldwide, Inc. (b) (e)	14,300	43,186
Superior Industries International, Inc. (e)	7,685	139,944
Tenneco Automotive, Inc. (b)	14,970	347,753
Titan International, Inc. (e)	4,900	88,396
Visteon Corp. (b) (e)	42,820	305,735
Wabash National Corp. (e)	10,240	145,818

		5,401,594

Bank Holding Companies (8.0%)

1st Source Corp. (e)	3,400	110,296
Alabama National Bancorp	5,941	402,503
AMCORE Financial, Inc.	8,095	231,922
AmericanWest Bancorp (e)	6,180	131,634
Ameris Bancorp	3,928	100,164
Arrow Financial Corp. (e)	5,451	145,542
BancFirst Corp.	2,300	109,572
Bancorp, Inc. (The) (b) (e)	2,705	67,111
BancTrust Financial Group, Inc. (e)	1,400	38,486

Bank Mutual Corp. (e)	25,060	308,739
Bank of Granite Corp. (e)	3,987	86,717
Bank of the Ozarks, Inc. (e)	3,516	113,004
BankAtlantic Bancorp, Inc., Class A (e)	17,912	248,619
BankUnited Financial Corp.	12,974	383,901
Banner Corp.	3,987	155,453
Berkshire Hills Bancorp, Inc. (e)	2,840	99,088
BFC Financial Corp. (b)	8,775	52,650
Boston Private Financial Holdings, Inc.	14,765	371,044
Brookline Bancorp, Inc. (e)	20,285	263,299
Cadence Financial Corp. (e)	5,609	117,565
Calamos Asset Management, Inc., Class A (e)	9,800	264,698
Camden National Corp. (e)	1,530	68,238
Capital City Bank Group, Inc. (e)	3,137	101,890
Capital Corp of the West	2,860	90,090
Capitol Bancorp Ltd.	3,585	143,042
Cardinal Financial Corp.	8,000	85,360
Cascade Bancorp (e)	6,775	233,670
Cathay Bancorp, Inc. (e)	20,113	739,153
Centennial Bank Holdings, Inc. (b) (e)	26,200	273,004
Center Financial Corp. (e)	6,280	156,498
Centerstate Banks Of Florida, Inc.	1,000	19,280
Charter Financial, Inc. (e)	200	7,428
Chemical Financial Corp. (e)	7,671	234,809
Chittenden Corp. (e)	15,391	434,334
Citizens Banking Corp. (e)	17,555	445,721
Citizens First Bancorp, Inc.	4,900	118,972
City Bank (e)	2,137	112,791
City Holding Co.	6,462	250,403
Clifton Savings Bancorp, Inc. (e)	1,000	10,940
Coastal Financial Corp. (e)	3,756	49,204
CoBiz, Inc. (e)	4,474	105,005
Columbia Bancorp (e)	5,700	139,308
Columbia Banking System, Inc.	6,209	193,907
Community Bancorp, Inc. (e)	3,000	119,250
Community Bancorp, Inc. (b) (e)	3,900	131,352
Community Bank System, Inc. (e)	13,309	281,618
Community Banks, Inc. (e)	7,907	204,633
Community Trust Bancorp, Inc.	4,711	173,365
Corus Bankshares, Inc. (e)	16,140	372,673
CVB Financial Corp. (e)	18,737	278,994
Dime Community Bancshares (e)	12,764	178,313
Enterprise Financial Services Corp. (e)	1,100	30,800
F.N.B. Corp. (e)	17,789	294,230
Farmers Capital Bank Corp. (e)	720	23,018
Fidelity Bankshares, Inc.	10,671	410,834
First Bancorp	1,764	38,138
First Bancorp (e)	23,110	219,314
First Busey Corp. (e)	3,050	63,623
First Charter Corp. (e)	13,383	315,571
First Commonwealth Financial Corp. (e)	23,266	302,225
First Community Bancorp	7,912	434,211
First Community Bankshares, Inc. (e)	3,020	100,445
First Financial Bancorp (e)	15,746	235,088
First Financial Bankshares, Inc.	6,174	236,896
First Financial Corp. (e)	4,394	131,556
First Indiana Corp.	6,555	164,334
First Merchants Corp. (e)	5,555	129,931
First Midwest Bancorp, Inc.	19,452	694,436
First Niagara Financial Group, Inc.	43,990	643,574
First Oak Brook Bank	1,030	37,739
First Place Financial Corp.	3,435	79,898
First Regional Bancorp (b) (e)	900	88,929
First Republic Bancorp, Inc.	9,038	384,386
First South Bancorp, Inc. (e)	1,360	43,846
First State Bancorp	8,481	206,852
FirstFed Financial Corp. (b) (e)	6,836	385,892
Firstmerit Corp.	31,400	688,288
Flag Financial Corp.	7,700	191,884
Flagstar Bancorp, Inc.	11,695	170,279
Flushing Financial Corp.	8,650	143,936
FNB Corp.	1,100	41,140
Franklin Bank Corp. (b) (e)	10,965	212,831
Frontier Financial Corp. (e)	10,676	412,414
GB&T Bancshares, Inc. (e)	3,325	70,424
Glacier Bancorp, Inc. (e)	10,042	307,687
Great Southern Bancorp, Inc. (e)	2,876	79,032
Greater Bay Bancorp	20,102	575,721
Greene County Bancshares, Inc.	2,900	99,557
Hancock Holding Co.	10,692	551,707
Hanmi Financial Corp.	16,628	316,597
Harbor Florida Bancshares, Inc.	7,819	345,756
Harleysville National Corp. (e)	9,119	191,681
Heartland Financial USA, Inc. (e)	3,350	89,914
Heritage Commerce Corp.	6,200	154,380
HomeBanc Corp. (e)	16,847	138,145
Horizon Financial Corp.	3,000	86,610
Iberiabank Corp.	3,625	208,329
Independent Bank Corp.	9,866	252,668
Independent Bank Corp.	5,010	169,889
Integra Bank Corp. (e)	5,798	140,949
Interchange Financial Services Corp. (e)	4,375	98,875
International Bancshares Corp.	18,700	541,739
Intervest Bancshares Corp. (b)	2,900	128,615
Investors Bancorp, Inc. (b) (e)	17,500	235,550
ITLA Capital Corp.	1,935	96,189
Kearny Financial Corp. (e)	6,500	95,745
KNBT Bancorp, Inc.	9,500	151,145
Lakeland Bancorp, Inc. (e)	3,111	44,614
Lakeland Financial Corp.	4,000	97,200
Macatawa Bank Corp. (e)	4,077	95,035
MAF Bancorp, Inc.	13,445	551,245
MB Financial, Inc. (e)	7,552	268,549
MBT Financial Corp. (e)	2,138	34,358
Mercantile Bank Corp. (e)	4,060	166,460
MetroCorp Bancshares, Inc. (e)	3,300	103,455
Mid-State Bancshares, Inc. (e)	7,400	199,726
Midwest Banc Holding, Inc. (e)	6,040	131,732
Nara Bancorp, Inc.	10,354	190,617
NASB Financial, Inc. (e)	400	13,648
National Penn Bancshares, Inc. (e)	14,410	293,964
NBT Bancorp, Inc. (e)	10,074	238,552
NewAlliance Bancshares, Inc. (e)	36,320	512,475
Northern Empire Bancshares (b) (e)	1,245	29,258
Northwest Bancorp, Inc. (e)	4,890	123,473
OceanFirst Financial Corp.	2,049	44,832
Old National Bancorp (e)	22,140	422,431
Old Second Bancorp, Inc. (e)	6,584	195,940
Omega Financial Corp. (e)	2,933	88,929
Oriental Financial Group, Inc. (e)	6,904	86,783
Pacific Capital Bancorp (e)	18,611	548,280
Park National Corp. (e)	3,941	400,366
Partners Trust Financial Group, Inc.	14,372	151,768
PennFed Financial Services, Inc.	3,040	54,902
Peoples Bancorp, Inc.	3,535	106,015
PFF Bancorp, Inc.	10,406	390,727
Pinnacle Financial Partners, Inc. (b) (e)	3,900	131,196
Placer Sierra Bancshares	6,400	139,456
Preferred Bank	2,400	137,544
PremierWest Bancorp (e)	2,485	38,542
PrivateBancorp, Inc.	7,402	347,968
Prosperity Bancshares, Inc. (e)	10,870	382,298
Provident Bankshares Corp.	13,423	493,564
Provident Financial Services, Inc.	26,206	472,756
Provident New York Bancorp (e)	13,975	188,523
R&G Financial Corp., Class B (e)	9,998	82,983
Renasant Corp. (e)	2,562	114,445
Republic Bancorp, Inc.	29,823	389,488
Republic Bancorp, Inc., Class A (e)	2,532	52,640
Rockville Financial, Inc. (b) (e)	3,300	47,784
Royal Bancshares of Pennsylvania, Inc., Class A	828	21,776
S&T Bancorp, Inc. (e)	8,601	268,953
S.Y. Bancorp, Inc. (e)	2,430	71,734
Sandy Spring Bancorp, Inc. (e)	4,556	163,743
Santander BanCorp (e)	342	7,705
Seacoast Banking Corporation of Florida (e)	4,225	126,243
Security Bank Corp.	3,000	67,920
Shore Bancshares, Inc. (e)	5,100	146,268
Sierra Bancorp	400	12,012
Signature Bank (b)	12,213	392,404
Simmons First National Corp., Class A	4,143	119,194
Smithtown Bancorp, Inc.	1,000	26,640
Southside Bancshares, Inc. (e)	5,823	145,866
Southwest Bancorp, Inc.	7,200	190,152
Sterling Bancorp (e)	9,426	190,122
Sterling Bancshares, Inc.	19,395	379,948
Sterling Financial Corp.	13,720	438,628
Sterling Financial Corp. (e)	8,365	180,935
Suffolk Bancorp (e)	3,383	107,681
Summit Bancshares, Inc.	5,675	159,354
Sun Bancorp, Inc. (b) (e)	4,679	83,941
Superior Bancorp. (b) (e)	1,800	19,782
Susquehanna Bancshares, Inc. (e)	17,271	417,613
SVB Financial Group (b)	14,045	629,497
Taylor Capital Group, Inc.	2,000	63,140
Texas Capital Bancshares, Inc. (b) (e)	9,420	183,219
Texas Regional Bancshares, Inc.	16,382	621,042
Texas United Bancshares, Inc.	4,800	155,856
Tierone Corp.	5,961	202,793
Tompkins Trustco, Inc. (e)	2,362	100,385
TriCo Bancshares	3,624	89,984
TrustCo Bank Corp. NY (e)	24,708	272,035
Trustmark Corp. (e)	15,820	501,652
U.S.B Holding Co., Inc. (e)	3,448	75,822
UCBH Holdings, Inc. (e)	37,475	625,083
UMB Financial Corp. (e)	10,470	359,854
Umpqua Holdings Corp.	22,378	583,842
Union Bankshares Corp.	2,830	122,115
United Bankshares, Inc. (e)	14,265	508,262
United Community Banks, Inc.	10,576	333,567
United Community Financial Corp. (e)	8,511	111,664
United Security Bancshares	500	10,965
Univest Corporation of Pennsylvania (e)	2,580	75,465
Vineyard National Bancorp Co.	5,000	139,400
Virginia Commerce Bancorp, Inc. (b) (e)	7,879	184,763
Virginia Financial Group, Inc.	2,400	100,800
W Holding Co., Inc. (e)	35,880	189,088
Washington Trust Bancorp (e)	3,840	103,258
Wauwatosa Holdings, Inc. (b)	560	9,195
WesBanco, Inc.	7,200	212,760
West America Bancorp, Inc. (e)	12,512	601,952
West Bancorp, Inc. (e)	5,513	95,697
West Coast Bancorp	4,800	145,632
Western Alliance Bancorp (b) (e)	3,300	124,938
Westfield Financial, Inc. (e)	100	2,895
Willow Grove Bancorp, Inc.	8,300	133,879
Wilshire Bancorp, Inc. (e)	7,996	150,885
Wintrust Financial Corp. (e)	9,797	470,354
Yardville National Bancorp (e)	3,168	109,866

		42,983,433

Beverages / Alcoholic (0.0%)

Boston Beer Co., Inc., Class A (b)	4,955	145,925

Biotechnology (0.9%)

American Oriental Bioengineering, Inc. (b)	10,800	55,404
Arena Pharmaceuticals, Inc. (b) (e)	14,600	151,110
Cambrex Corp. (e)	8,724	185,908
Coley Pharmaceutical Group, Inc. (b) (e)	3,600	39,168
Cotherix, Inc. (b) (e)	3,500	29,400
Cypress Bioscience, Inc. (b)	15,420	88,819
Digene Corp. (b)	6,971	294,246
Diversa Corp. (b) (e)	7,733	72,381
Enzo Biochem, Inc. (b) (e)	11,464	147,771
Exelixis, Inc. (b) (e)	27,440	244,216
Genitope Corp. (b) (e)	8,700	25,404
Genomic Health, Inc. (b) (e)	3,400	38,828
Genta, Inc. (b)	47,700	75,366
GTx, Inc. (b) (e)	1,200	10,452
Human Genome Sciences, Inc. (b) (e)	50,865	493,900
Idenix Pharmaceuticals, Inc. (b)	6,515	59,612
Integra LifeSciences Holdings (b)	7,180	264,655
Lexicon Genetics, Inc. (b) (e)	19,306	85,139
Luminex Corp. (b)	9,660	165,379
Maxygen, Inc. (b) (e)	5,609	43,077
Medarex, Inc. (b) (e)	40,942	382,808
Monogram Biosciences, Inc. (b) (e)	59,900	101,830
Myogen, Inc. (b) (e)	14,381	443,798
Myriad Genetics, Inc. (b) (e)	12,844	316,219
Nabi Biopharmaceuticals (b)	19,751	100,335
Novavax, Inc. (b)	26,400	102,168
Nuvasive, Inc. (b)	13,500	236,115
Palomar Medical Technologies, Inc. (b) (e)	6,935	264,154
Sangamo BioSciences, Inc. (b) (e)	15,500	73,160
Sirna Therapeutics, Inc. (b)	9,400	47,094
SonoSite, Inc. (b) (e)	6,990	225,637
Threshold Pharmaceuticals, Inc. (b)	100	162
Zymogenetics, Inc. (b) (e)	11,254	212,363

		5,076,078

Broadcast Media / Cable Television (0.8%)

Belo Corp. Class A	36,300	585,155
Charter Communications, Inc., Class A (b) (e)	166,920	220,334
CKX, Inc. (b) (e)	15,200	178,448
Crown Media Holdings, Inc. (b) (e)	5,158	20,787
Cumulus Media, Inc. (b) (e)	20,594	195,643
Emmis Communications Corp. (b)	12,247	181,501
Entravision Communications Corp. (b)	19,673	153,056
Fisher Companies, Inc. (b) (e)	1,500	60,735
Journal Communications, Inc.	12,620	133,141
Lee Enterprises, Inc.	14,800	367,484
Lin TV Corp., Class A (b)	14,100	92,778
Macrovision Corp. (b)	17,052	334,560
Martha Stewart Living Omnimedia, Inc. (b) (e)	9,008	152,776
Media General, Inc.	9,100	331,513
Mediacom Communications Corp. (b) (e)	18,241	114,918
Outdoor Channel Holdings, Inc. (b) (e)	1,600	16,784
Private Media Group, Inc. (b) (e)	2,600	11,648
Readers Digest Association, Inc. (The) (e)	37,010	505,557
Salem Communications Corp., Class A (e)	3,200	38,816
Sinclair Broadcast Group, Inc., Class A	18,835	158,591
TiVo, Inc. (b) (e)	30,479	205,124
ValueVision International, Inc., Class A (b)	10,958	117,908
Westwood One, Inc.	30,400	202,464

		4,379,721

Business Services (2.7%)

Aaron Rents, Inc. (e)	13,901	335,570
ABM Industries, Inc. (e)	14,378	237,237
Access Integrated Technologies, Inc., Class A (b) (e)	3,400	30,600
Administaff, Inc.	7,519	237,676
Advisory Board Co. (The) (b)	7,100	328,943
ADVO, Inc.	11,792	426,988
AMN Healthcare Services, Inc. (b)	13,566	304,692
BearingPoint, Inc. (b) (e)	62,815	502,520
CACI International, Inc., Class A (b)	10,200	574,770
Catalina Marketing Corp. (e)	16,083	467,533
CBIZ, Inc. (b)	26,343	194,411
CDI Corp. (e)	4,521	88,386
Chemed Corp.	8,545	314,285
Ciber, Inc. (b)	17,954	116,701
Circor International, Inc.	3,885	108,197
Compass Diversified Trust	7,400	108,632
Comsys IT Partners, Inc. (b)	7,890	116,062
Consolidated Graphics, Inc. (b) (e)	4,914	241,720
CoStar Group, Inc. (b)	6,865	297,735
CRA International, Inc. (b) (e)	4,931	222,931
DiamondCluster International, Inc. (b) (e)	14,500	130,790
Dyncorp International, Inc. (b) (e)	5,600	50,456
First Consulting Group, Inc. (b)	10,900	96,574
FTD Group, Inc. (b)	5,100	74,052
Gartner Group, Inc. (b)	18,726	266,658
Gevity HR, Inc. (e)	11,053	245,487
GSI Commerce, Inc. (b) (e)	12,123	155,659
Heartland Payment Systems, Inc. (b) (e)	3,500	91,175
Heidrick & Struggles International, Inc. (b)	7,955	257,106
Hudson Highland Group, Inc. (b)	10,950	108,405
Huron Consulting Group, Inc. (b)	7,400	256,632
Hypercom Corp. (b)	20,130	189,222
I2 Technologies, Inc. (b) (e)	3,000	37,500
IHS, Inc. (b)	7,100	225,141
Infocrossing, Inc. (b) (e)	8,635	97,057
Jack Henry & Associates, Inc. (e)	31,635	596,952
Kelly Services, Inc., Class A	9,240	250,127
Korn/Ferry International (b)	15,079	280,017
LECG Corp. (b)	6,200	114,204
Marchex, Inc., Class B (b) (e)	6,300	80,325
Marlin Business Services, Inc. (b) (e)	2,100	43,596
MAXIMUS, Inc.	9,322	252,999
MicroStrategy, Inc. (b)	3,986	328,646
Modis Professional Services, Inc. (b)	34,026	441,998
Navigant Consulting Co. (b) (e)	15,669	298,965
NCO Group, Inc. (b)	10,638	281,375
NetRatings, Inc. (b) (e)	4,046	50,292
On Assignment, Inc. (b)	6,600	56,430
Online Resources Corp. (b)	7,400	77,626
Paxar Corp. (b)	12,816	236,071
PeopleSupport, Inc. (b)	9,300	111,879
Phase Forward (b)	9,700	108,349
Polycom, Inc. (b)	33,800	750,360
Portfolio Recovery Associates, Inc. (b) (e)	6,422	274,990
Prepaid Depot, Inc. (e)	3,350	121,337
PriceSmart, Inc. (b)	600	7,272
Resources Connection, Inc. (b) (e)	19,355	458,133
RSA Security, Inc. (b)	27,488	758,118
Spherion Corp. (b)	18,967	144,149
SRA International, Inc., Class A (b) (e)	12,400	299,956
StarTek, Inc.	6,062	80,685
TeleTech Holdings, Inc. (b)	10,811	136,219
Terremark Worlwide, Inc. (b) (e)	8,790	39,555
Viad Corp.	6,585	213,881
Watson Wyatt & Co. Holdings (e)	13,985	460,946

		14,892,955

Capital Goods (0.5%)

American Greetings Corp., Class A (e)	21,000	473,130
Lawson Products, Inc. (e)	1,500	54,765
Lifetime Brands, Inc. (e)	5,738	116,654
Lindsay Manufacturing Co.	5,528	147,929
Nu Skin Enterprises, Inc.	18,998	271,671
Parlux Fragrances, Inc. (b)	7,050	65,142
Regal-Beloit Corp.	10,136	402,906
Robbins & Myers, Inc.	6,123	164,096
Technitrol, Inc.	12,631	312,996
Tecumseh Products Co. (b)	8,201	145,568
Texas Industries, Inc.	8,928	440,865
Vicor Corp. (e)	5,888	67,418
Yankee Candle Co., Inc.	13,438	326,678

		2,989,818

Chemicals (1.2%)

A. Schulman, Inc. (e)	11,308	247,419
American Vanguard Corp. (e)	4,133	60,962
Arch Chemicals, Inc. (e)	7,930	281,039
Balchem Corp. (e)	2,210	49,305
Cabot Microelectronics Corp. (b) (e)	10,332	307,687
Ferro Corp.	14,217	229,605
Georgia Gulf Corp.	13,676	348,191
H.B. Fuller Co.	11,350	453,773
Hercules, Inc. (b)	38,268	531,924
Innospec, Inc.	3,772	93,055
MacDermid, Inc.	8,400	227,052
Minerals Technologies, Inc.	7,135	361,174
NewMarket Corp.	6,575	327,304
NL Industries, Inc. (e)	2,528	24,370
Olin Corp.	23,498	376,673
OM Group, Inc. (b)	10,300	361,736
Pioneer Cos., Inc. (b)	3,840	100,838
PolyOne Corp. (b)	31,888	266,265
Rockwood Holdings, Inc. (b)	10,600	245,284
Schawk, Inc., Class A (e)	7,145	118,321
Spartech Corp.	13,288	306,687
Symyx Technologies, Inc. (b) (e)	13,959	343,531
Terra Industries, Inc. (b) (e)	29,600	212,528
Tronox, Inc.	2,700	35,316
Tronox, Inc., Class B	13,200	173,580
W.R. Grace & Co. (b)	22,400	205,184
Zoltek Cos., Inc. (b) (e)	6,100	140,788

		6,429,591

Circuit Boards (0.2%)

Micrel, Inc. (b)	24,558	262,279
Park Electrochemical Corp.	8,963	220,759
RF Micro Devices, Inc. (b)	74,356	458,033

		941,071

Coal (0.2%)

Alpha Natural Resources, Inc. (b) (e)	16,900	273,273
International Coal Group, Inc (b) (e)	37,100	249,312
James River Coal Co. (b)	7,300	158,702
KFX, Inc. (b) (e)	23,360	362,547
Westmoreland Coal Co. (b)	1,000	24,110

		1,067,944

Communications Equipment (0.4%)

Anixter International, Inc.	10,885	600,090
Audiovox Corp. (b)	5,488	68,765
Gray Television, Inc.	21,258	142,854
Harmonic, Inc. (b)	24,484	123,644
Inter-Tel, Inc. (e)	7,251	155,461
LodgeNet Entertainment Corp. (b)	7,689	143,554
Oplink Communications, Inc. (b)	7,756	115,564
Sonus Networks, Inc. (b) (e)	85,750	384,160
Standard Microsystems Corp. (b)	9,361	248,815
Stratex Networks, Inc. (b)	26,600	93,366
Superior Essex, Inc. (b)	8,345	256,192

		2,332,465

Computer Equipment (0.5%)

Analogic Corp.	5,784	264,560
Avocent Corp. (b)	19,290	493,438
Gateway, Inc. (b)	89,861	143,778
Hutchinson Technology, Inc. (b) (e)	10,896	196,673
Komag, Inc. (b) (e)	12,006	459,950
McData Corp. (b) (e)	60,080	192,256
Palm, Inc. (b) (e)	35,285	526,099
Rackable Systems, Inc. (b) (e)	10,245	218,423

		2,495,177

Computer Integrated Systems Design (0.9%)

Adaptec, Inc. (b) (e)	37,630	165,572
Brady Corp., Class A (e)	15,789	533,037
DealerTrack Holdings, Inc. (b)	2,300	45,103
Digital River, Inc. (b) (e)	13,688	613,770
Eclipsys Corp. (b)	15,137	295,474
eSPEED, Inc., Class A (b) (e)	8,611	74,399
FileNET Corp. (b)	16,217	516,025
Foundry Networks, Inc. (b)	55,800	578,088
Integral Systems, Inc. (e)	2,445	72,910
MTS Systems Corp.	7,956	293,258
Netscout Systems, Inc. (b) (e)	5,700	36,651
Parametric Technology Corp. (b)	43,595	673,979
RadiSys Corp. (b)	6,960	146,786
SafeNet, Inc. (b) (e)	9,050	154,212
Sapient Corp. (b)	26,862	128,938
Tekelec (b) (e)	23,610	242,947
WebEx Communications, Inc. (b) (e)	14,629	501,482

		5,072,631

Computer Software & Services (3.4%)

3Com Corp. (b)	149,190	707,161
3D Systems Corp. (b) (e)	2,800	47,292
Actuate Corp. (b)	13,500	54,675
Advanced Digital Information Corp. (b)	20,440	246,506
Advent Software, Inc. (b) (e)	7,193	224,565
Agile Software Corp. (b)	18,996	111,507
Agilysys, Inc.	12,485	195,640
Altiris, Inc. (b)	10,369	178,969
Ansys, Inc. (b) (e)	13,136	602,811
Aspen Technologies, Inc. (b) (e)	17,939	216,883
Avid Technology, Inc. (b) (e)	16,400	577,936
Blabkbaud, Inc.	13,994	291,915
Borland Software Corp. (b)	25,646	143,618
Bottomline Technologies, Inc. (b)	10,600	78,864
Chordiant Software, Inc. (b)	19,500	53,235
Click Commerce, Inc. (b) (e)	4,900	73,059
Cognet Communications Group, Inc. (b)	10,200	91,494
Computer Programs & Systems, Inc.	4,360	160,840
Covansys Corp. (b)	9,192	136,317
Cybersource Corp. (b)	10,100	101,404
Dendrite International, Inc. (b)	12,305	112,099
Digital Insight Corp. (b)	11,671	275,436
Digitas, Inc. (b)	36,036	297,297
Echelon Corp. (b) (e)	10,187	81,292
Electronics For Imaging, Inc. (b)	23,233	468,842
Emageon, Inc. (b) (e)	9,100	137,410
Epicor Software Corp. (b)	19,089	223,723
EPIQ Systems, Inc. (b) (e)	7,617	122,634
Eresearch Technology, Inc. (b) (e)	16,289	137,805
Extreme Networks, Inc. (b)	49,062	186,926
FalconStor Software, Inc. (b) (e)	8,699	59,153
Hyperion Solutions Corp. (b)	23,200	722,912
iGATE Corp. (b) (e)	3,100	12,803
Informatica Corp. (b)	28,453	397,488
Iris International, Inc. (b) (e)	8,200	98,564
JDA Software Group, Inc. (b)	9,929	153,602
Keane, Inc. (b) (e)	14,232	205,225
Kenexa Corp. (b)	7,000	165,550
Lawson Software, Inc. (b)	39,340	263,578
Magma Design Automation, Inc. (b) (e)	9,098	65,870
ManTech International Corp., Class A (b)	5,096	143,656
MapInfo Corp. (b)	6,800	77,928
Maxwell Technologies, Inc. (b) (e)	6,900	124,614
Mentor Graphics Corp. (b)	26,500	365,170
Mercury Computer Systems, Inc. (b) (e)	8,053	108,232
MRO Software, Inc. (b)	9,000	190,080
Neoware Systems, Inc. (b) (e)	9,200	113,896
NETGEAR, Inc. (b) (e)	13,630	263,741
Nuance Communications, Inc. (b) (e)	42,732	395,698
Open Solutions, Inc. (b)	8,500	235,025
Opnet Technologies, Inc. (b)	6,500	82,290
Packeteer, Inc. (b)	11,429	104,575
PDF Solutions, Inc. (b) (e)	5,400	60,966
PlxTech, Inc. (b) (e)	7,300	66,941
QAD, Inc.	2,300	17,480
Quantum Corp. (b)	57,802	124,274
Quest Software, Inc. (b)	27,262	372,672
Radiant Systems, Inc. (b)	12,035	132,024
RealNetworks, Inc. (b)	42,328	422,857
Renaissance Learning, Inc. (e)	1,365	18,892
Safeguard Scientifics, Inc. (b) (e)	30,100	60,802
SI International, Inc. (b)	4,028	109,884
Sigma Designs, Inc. (b) (e)	11,500	104,420
Smith Micro Software, Inc. (b)	9,100	116,116
SonicWall, Inc. (b)	27,051	270,510
SPSS, Inc. (b)	8,073	218,213
Stratasys, Inc. (b) (e)	3,600	99,576
Sybase, Inc. (b)	35,300	743,066
Sykes Enterprises, Inc. (b)	9,667	157,765
Synaptics, Inc. (b) (e)	8,457	177,766
SYNNEX Corp. (b)	2,200	45,276
Syntel, Inc.	1,340	27,952
Take-Two Interactive Software, Inc. (b) (e)	28,700	307,377
Taleo Corp., Class A (b)	6,900	58,650
TALX Corp.	13,320	273,726
THQ, Inc. (b)	25,341	574,987
Tibco Software, Inc. (b)	81,860	651,606
Tradestation Group, Inc. (b) (e)	7,800	114,036
Transaction Systems Architects, Inc. (b)	13,896	514,430
Trident Microsystems, Inc. (b) (e)	22,673	390,429
Tyler Technologies, Inc. (b) (e)	10,800	129,816
Ulticom, Inc. (b) (e)	3,540	35,152
Ultimate Software Group, Inc. (The) (b) (e)	10,400	215,696
VA Software Corp. (b)	16,000	63,520
Vasco Data Security International, Inc. (b)	8,200	70,930
Verint Systems, Inc. (b)	4,000	109,400
Vignette Corp. (b)	12,631	164,077
webMethods, Inc. (b)	22,260	165,614
WebSideStory, Inc. (b)	8,300	101,509
Wind River Systems, Inc. (b) (e)	30,846	255,096
Witness Systems, Inc. (b) (e)	11,000	175,230
Zoran Corp. (b)	16,159	259,352

		18,665,890

Construction & Building Materials (1.1%)

AMCOL International Corp. (e)	7,250	167,983
Brookfield Homes Corp. (e)	5,347	130,413
Builders FirstSource, Inc. (b)	4,300	74,691
Cavco Industries, Inc. (b)	2,300	75,325
Ceradyne, Inc. (b) (e)	10,440	510,412
Comfort Systems USA, Inc.	12,075	166,273
Drew Industries, Inc. (b) (e)	5,298	123,602
ElkCorp (e)	8,644	215,581
Genlyte Group, Inc. (The) (b)	9,713	675,539
Granite Construction, Inc.	13,105	569,936
H&E Equipment Services, Inc. (b) (e)	4,900	129,752
Home Solutions Of America, Inc. (b) (e)	17,100	96,615
Hovnanian Enterprises, Inc., Class A (b)	19,300	528,627
Infrasource Services, Inc. (b)	7,800	144,924
Integrated Electrical Services, Inc. (b)	5,000	81,700
Kronos Worldwide, Inc.	1,152	32,659
Layne Christensen Co. (b) (e)	3,840	111,514
LSI Industries, Inc.	6,575	100,663
Meritage Corp. (b)	9,000	348,930
NCI Building Systems, Inc. (b)	7,994	373,640
Omnova Solutions, Inc. (b) (e)	8,900	53,667
Orleans Homebuilders, Inc. (e)	600	8,298
Simpson Manufacturing Co., Inc. (e)	14,918	417,704
Sterling Construction Co., Inc. (b)	3,500	92,330
Technical Olympic USA, Inc. (e)	4,925	58,805
Trex Co., Inc. (b) (e)	3,900	109,980
U.S. Concrete, Inc. (b)	15,100	131,521
Universal Display Corp. (b) (e)	7,400	92,574
Washington Group International, Inc.	11,475	619,650

		6,243,308

Consulting Services (0.0%)

Perficient, Inc. (b)	8,600	106,468

Consumer Durables (0.5%)

Blyth, Inc. (e)	8,620	150,591
Central Garden & Pet Co. (b) (e)	9,045	357,639
Chattem, Inc. (b)	7,526	255,357
CNS, Inc.	4,200	95,424
Coca-Cola Bottling Co.	1,200	73,596
Elizabeth Arden, Inc. (b)	8,607	145,286
Greif Bros Corp., Class A	5,765	398,996
Pilgrim’s Pride Corp. (e)	13,400	342,504
Playtex Products, Inc. (b)	16,500	186,780
Prestige Brands Holdings, Inc. (b)	8,500	74,630
Revlon Co., Inc. (b) (e)	78,410	73,705
Russ Berrie & Co., Inc. (b) (e)	3,857	42,466
Silgan Holdings, Inc.	7,696	284,829
Spectrum Brands, Inc. (b) (e)	10,700	72,439
Tupperware Corp.	24,638	425,253

		2,979,495

Data Processing & Reproduction (0.3%)

Convera Corp. (b) (e)	6,200	38,874
CSG Systems International, Inc. (b)	19,387	504,838
eFunds Corp. (b) (e)	15,293	321,612
Global Cash Access, Inc. (b)	9,400	140,812
infoUSA, Inc.	11,100	105,672
Intermec, Inc. (b) (e)	16,591	404,820
Pegasystems, Inc. (e)	800	5,208

		1,521,836

Distribution (0.7%)

Actuant Corp. (e)	10,730	472,227
Aviall, Inc. (b)	11,544	548,686
Brightpoint, Inc. (b)	20,560	301,615
Central European Distribution Corp. (b)	12,895	310,770
Core-Mark Holding Co., Inc. (b)	2,400	85,776
Interline Brands, Inc. (b)	8,200	178,760
Keystone Automotive Industries, Inc. (b) (e)	6,945	296,204
Owens & Minor, Inc.	13,192	398,530
ScanSource, Inc. (b) (e)	8,420	250,495
United Stationers, Inc. (b)	12,501	614,675
Watsco, Inc. (e)	10,533	466,823

		3,924,561

Drugs (1.0%)

ABIOMED, Inc. (b) (e)	6,311	86,208
Adolor Corp. (b)	14,962	358,041
Akorn, Inc. (b)	9,400	37,694
Alkermes, Inc. (b)	32,357	555,246
Alpharma, Inc.	13,848	312,688
ARIAD, Inc. (b) (e)	23,614	98,470
Bentley Pharmaceuticals, Inc. (b) (e)	6,349	62,792
Bio-Rad Laboratories, Inc., Class A (b)	6,015	396,328
BioCryst Pharmaceuticals, Inc. (b)	9,800	111,720
Caraco Pharmaceutical Laboratories Ltd. (b)	800	7,640
Combinatorx, Inc. (b)	5,700	40,299
Connetics Corp. (b)	16,034	153,606
CV Therapeutics, Inc. (b) (e)	18,444	225,939
Decode Genetics, Inc. (b) (e)	18,274	87,898
Hi-Tech Pharmacal Co., Inc. (b)	4,500	73,755
Incyte Genomics, Inc. (b) (e)	31,729	135,166
InterMune, Inc. (b) (e)	11,583	184,981
K-V Pharmaceutical Co., Class A (b) (e)	12,723	241,101
Martek Biosciences Corp. (b) (e)	12,705	354,851
NBTY, Inc. (b)	18,760	553,983
NPS Pharmaceuticals, Inc. (b)	22,607	88,167
OSI Pharmaceuticals, Inc. (b) (e)	21,700	724,562
Par Pharmaceutical Cos, Inc. (b) (e)	14,795	225,476
Quidel Corp. (b)	7,700	73,458
Rigel Pharmaceuticals, Inc. (b) (e)	8,174	83,375
SFBC International, Inc. (b) (e)	7,625	123,601
Tanox, Inc. (b) (e)	8,055	114,864

		5,511,909

Educational Services (0.5%)

Ambassadors Groups, Inc.	6,000	168,000
Blackboard, Inc. (b) (e)	11,000	311,630
Bright Horizons Family Solutions, Inc. (b) (e)	9,156	352,048
Corinthian Colleges, Inc. (b)	32,900	441,518
DeVry, Inc. (b) (e)	20,190	426,009
Educate, Inc. (b)	3,200	18,496
INVESTools, Inc. (b)	12,500	102,500
Leapfrog Enterprises, Inc. (b) (e)	9,140	91,217
Strayer Education, Inc.	5,704	618,029
Universal Technical Institute, Inc. (b)	7,568	152,344

		2,681,791

Electrical Equipment (0.9%)

ADE Corp. (b)	3,400	109,412
ANADIGICS, Inc. (b) (e)	21,500	118,680
Avista Corp.	19,076	476,518
Bel Fuse, Inc., Class B (e)	3,249	102,636
Capstone Turbine Corp. (b) (e)	24,400	44,652
Cleco Corp.	18,232	450,695
DSP Group, Inc. (b)	10,148	243,146
El Paso Electric Co. (b)	15,931	349,208
EMCOR Group, Inc. (b)	10,360	533,747
Encore Wire Corp. (b) (e)	9,346	331,690
Energy Conversion Devices, Inc. (b) (e)	15,285	514,340
Evergreen Solar, Inc. (b) (e)	25,310	238,673
II-VI Corp. (b)	7,784	144,082
ITC Holdings Corp.	4,500	139,995
Lamson & Sessions Co. (b)	6,100	170,983
Measurement Specialties, Inc. (b)	3,631	78,647
Plug Power, Inc. (b) (e)	32,589	131,660
Power-One, Inc. (b) (e)	23,100	145,992
RAE Systems, Inc. (b) (e)	7,100	26,199
Tripath Imaging, Inc. (b) (e)	10,357	64,731
Triumph Group, Inc. (b)	6,805	326,572

		4,742,258

Electronics (0.9%)

Aeroflex, Inc. (b)	24,814	251,614
American Science & Engineering, Inc. (b) (e)	3,830	194,219
Ansoft Corp. (b)	5,400	112,212
Badger Meter, Inc. (e)	3,500	76,160
Belden CDT, Inc.	14,252	462,477
Coherent, Inc. (b)	12,804	410,496
Comtech Group Inc. (b) (e)	7,400	78,292
Daktronics, Inc. (e)	15,272	429,754
Directed Electronics, Inc. (b)	5,650	65,371
Eagle Test Systems, Inc. (b)	4,500	74,970
EDO Corp. (e)	5,479	122,949
Electro Scientific Industries, Inc. (b) (e)	12,854	225,973
Fargo Electronics (b)	4,200	107,016
FLIR Systems, Inc. (b)	26,600	638,666
Graftech International Ltd. (b) (e)	32,416	174,074
International DisplayWorks, Inc. (b)	20,500	97,580
Itron, Inc. (b)	9,394	437,197
LoJack Corp. (b) (e)	8,900	140,709
Methode Electronics, Inc.	12,300	98,400
Mobility Electronics, Inc. (b) (e)	13,500	75,870
Multi-Fineline Electronix, Inc. (b) (e)	2,200	54,692
Rogers Corp. (b)	5,453	310,821
TTM Technologies, Inc. (b)	13,771	152,032
Watts Industries, Inc., Class A (e)	10,330	300,913
Zygo Corp. (b)	6,300	97,713

		5,190,170

Engineering Services (0.0%)

ENGlobal Corp. (b)	2,100	15,960

Entertainment (0.5%)

Carmike Cinemas, Inc. (e)	6,615	139,113
Dover Downs Entertainment, Inc.	7,143	114,645
Dover Motorsports, Inc. (e)	5,412	31,877
Gaylord Entertainment Co. (b) (e)	13,436	513,524
Gemstar-TV Guide International, Inc. (b)	80,200	230,976
Magna Entertainment Corp., Class A (b) (e)	14,261	77,152
Marvel Entertainment, Inc. (b) (e)	18,550	327,964
Midway Games, Inc. (b) (e)	11,737	110,328
Multimedia Games, Inc. (b) (e)	12,143	118,880
Pinnacle Entertainment, Inc. (b)	16,366	448,919
Shuffle Master, Inc. (b) (e)	13,765	401,250
Six Flags, Inc. (b) (e)	28,400	149,952
Steinway Musical Instruments, Inc. (b)	2,300	55,982
World Wrestling Federation	10,269	167,590

Entertainment, Inc.
		2,888,152

Fiber Optics (0.1%)

Avanex Corp. (b) (e)	51,600	66,564
C-Cor.net Corp. (b) (e)	17,900	118,319
MRV Communications, Inc. (b) (e)	52,295	124,462
Newport Corp. (b)	12,245	223,226
Sycamore Networks, Inc. (b)	60,118	218,830

		751,401

Financial (2.9%)

Accredited Home Lenders Holding Co. (b)	7,262	329,186
ACE Cash Express, Inc. (b)	3,880	114,344
Advanta Corp., Class B	8,355	301,031
Anchor BanCorp Wisconsin, Inc. (e)	7,117	211,375
Anworth Mortgage Asset Corp.	15,000	118,350
Apollo Investment Corp.	32,372	624,131
Ares Capital Corp. (e)	17,352	283,012
Asset Acceptance Capital Corp. (b)	4,245	77,174
ASTA Funding, Inc. (e)	5,245	175,131
BankFinancial Corp. (e)	8,100	137,781
Bankrate, Inc. (b) (e)	4,455	134,051
BISYS Group, Inc. (The) (b)	47,200	579,615
Capital Southwest Corp. (e)	515	54,698
Cass Information Systems, Inc. (e)	600	30,006
Central Pacific Financial Corp.	12,405	434,175
Charter Municipal Mortgage Acceptance Co. (e)	17,221	333,399
Clayton Holdings, Inc. (b) (e)	3,400	44,370
Cohen & Steers, Inc. (e)	2,450	62,206
Commercial Capital Bancorp, Inc.	16,444	261,131
CompuCredit Corp. (b)	8,751	285,895
Credit Acceptance Corp. (b) (e)	2,200	59,202
Deluxe Corp.	20,900	355,300
Dollar Financial Corp. (b)	6,100	122,488
Doral Financial Corp. (e)	27,580	141,210
Downey Financial Corp. (e)	8,400	557,340
Euronet Worldwide, Inc. (b) (e)	13,838	351,624
Federal Agricultural Mortgage Corp.	5,200	139,516
Financial Federal Corp. (e)	8,923	239,761
First Cash Financial Services, Inc. (b)	12,005	228,455
First Financial Holdings, Inc.	4,000	129,800
Friedman, Billings, Ramsey Group, Inc. (e)	49,800	457,164
GAMCO, Investors, Inc., Class A (e)	3,168	115,157
GFI Group, Inc. (b)	4,910	281,638
Gladstone Capital Corp. (e)	5,528	123,717
Gladstone Investment Corp. (e)	4,300	62,952
Greenhill & Co., Inc. (e)	6,800	394,128
Harris & Harris Group, Inc. (b) (e)	9,810	100,847
Interactive Data Corp. (b)	10,600	199,386
International Securities Exchange, Inc. (e)	12,930	526,122
Irwin Financial Corp. (e)	6,645	130,441
Jackson Hewitt Tax Service, Inc.	14,300	488,059
Knight Capital Group, Inc. (b) (e)	38,575	638,030
Labranche & Co., Inc. (b) (e)	17,506	172,959
MainSource Financial Group, Inc.	7,940	131,010
Marketaxess Holdings, Inc. (b) (e)	12,400	125,984
MCG Capital Corp. (e)	22,598	368,121
Medallion Financial Corp.	7,500	91,800
Morningstar, Inc. (b)	3,900	147,693
MVC Capital, Inc. (e)	3,400	44,948
National Financial Partners Corp.	12,501	563,045
Net 1 UEPS Technologies, Inc. (b)	16,100	361,767
NGP Capital Resources Co. (e)	9,463	127,940
Novastar Financial, Inc. (e)	11,067	383,029
Ocwen Financial Corp. (b) (e)	15,360	213,197
optionsXpress Holdings, Inc.	6,800	178,024
Penson Worldwide, Inc. (b) (e)	4,700	80,135
Piper Jaffray Companies, Inc. (b) (e)	6,879	352,136
Resource America, Inc., Class A	5,005	99,449
Rewards Network, Inc. (b)	5,500	24,750
Royal Gold, Inc. (e)	8,475	251,114
Sanders Morris Harris Group, Inc. (e)	4,153	60,592
SCBT Financial Corp. (e)	1,727	65,229
State National Bankshares, Inc.	2,545	94,776
Stifel Financial Corp. (b) (e)	3,033	100,696
SWS Group, Inc.	5,250	136,868
Technology Investment Capital Corp.	6,400	91,968
Thomas Weisel Partners Group, Inc. (b)	4,230	63,619
TNS, Inc. (b)	6,800	140,080
United Panam Financial Corp. (b)	2,300	43,907
Value Line, Inc.	100	4,051
Waddell & Reed Financial, Inc.	28,340	616,961
World Acceptance Corp. (b)	7,834	325,111
WSFS Financial Corp.	3,009	185,114

		16,079,471

Firearms & Ammunition (0.0%)

Smith & Wesson Holding Corp. (b) (e)	12,000	98,640

Food & Related (1.0%)

Aurora Foods, Inc. (c) (d) (b)	100	0
Chiquita Brands International, Inc. (e)	12,675	170,352
Darling International, Inc. (b)	18,900	86,751
Diamond Foods, Inc.	7,200	110,592
Farmer Brothers Co. (e)	1,100	23,078
Flowers Foods, Inc.	17,063	485,953
Gold Kist, Inc. (b)	20,985	293,580
Great Atlantic & Pacific Tea Co., Inc. (e)	8,257	196,104
Green Mountain Coffee, Inc. (b) (e)	800	31,832
Hain Celestial Group, Inc. (b)	12,793	276,329
Imperial Sugar Co. (e)	5,000	119,700
J & J Snack Foods Corp.	4,284	128,906
Jones Soda Co. (b)	11,000	102,190
Krispy Kreme Doughnuts, Inc. (b) (e)	18,063	152,994
Lance, Inc. (e)	11,316	269,660
MGP Ingredients, Inc.	4,500	103,635
National Beverage Corp.	2,710	44,607
NuCo2, Inc. (b) (e)	7,075	172,206
Peet’s Coffee & Tea, Inc. (b) (e)	6,182	175,383
Performance Food Group Co. (b) (e)	14,251	397,175
Premium Standard Farms, Inc.	7,600	128,440
Ralcorp Holding, Inc. (b)	10,323	430,263
Red Robin Gourmet Burgers (b) (e)	5,459	212,082
Ryan’s Restaurant Group, Inc. (b)	13,929	219,521
Sanderson Farms, Inc. (e)	7,259	188,081
Seaboard Corp. (e)	100	114,000
Sensient Technologies Corp.	15,254	304,165
Tejon Ranch Co. (b) (e)	2,743	111,942
Tootsie Roll Industries, Inc. (e)	11,174	303,374
Treehouse Foods, Inc. (b)	9,220	220,911

		5,573,806

Furniture (0.4%)

American Woodmark Corp. (e)	5,535	188,079
Ethan Allen Interiors, Inc. (e)	12,700	473,963
Furniture Brands International, Inc. (e)	18,435	369,806
Hooker Furniture Corp. (e)	2,075	32,059
Kimball International, Inc., Class B (e)	11,248	199,877
La-Z-Boy, Inc. (e)	18,000	229,500
Sealy Corp.	4,500	61,470
Select Comfort Corp. (b) (e)	20,004	403,081
Stanley Furniture Co., Inc.	4,084	92,462
Tempur-Pedic International, Inc. (b) (e)	15,700	227,650

		2,277,947

Gambling - Non-Hotel Casinos (0.1%)

Bally Technologies, Inc. (b) (e)	16,657	274,174
Churchill Downs, Inc. (e)	2,000	77,460
Isle of Capri Casinos, Inc. (b)	7,251	171,341
Progressive Gaming International Corp. (b) (e)	15,200	115,064

		638,039

Gas - Distribution (0.9%)

Cascade Natural Gas Corp. (e)	6,299	163,270
New Jersey Resources Corp. (e)	10,258	512,182
Nicor, Inc.	16,587	726,842
Northwest Natural Gas Co. (e)	10,116	384,105
Pacific Ethanol, Inc. (b) (e)	9,000	168,750
Peoples Energy Corp.	14,645	618,165
Piedmont Natural Gas Co., Inc. (e)	29,800	767,052
South Jersey Industries, Inc.	9,204	273,083
Southwest Gas Corp. (e)	16,186	533,005
WGL Holdings, Inc.	19,295	579,429

		4,725,883

Healthcare (2.1%)

Advanced Magnetics, Inc. (b) (e)	3,600	115,452
Affymetrix, Inc. (b)	25,800	556,506
Air Methods Corp. (b)	4,900	94,325
Amedisys, Inc. (b) (e)	6,441	245,982
American Medical Systems Holdings, Inc. (b)	27,316	498,517
AMERIGROUP Corp. (b)	17,800	517,980
AmSurg Corp. (b) (e)	12,778	283,288
Apria Healthcare Group, Inc. (b)	15,500	271,560
Capital Senior Living Corp. (b)	3,800	38,798
Centene Corp. (b) (e)	14,234	231,303
Cerus Corp. (b)	6,100	36,661
CorVel Corp. (b)	1,900	48,735
Cross Country Healthcare, Inc. (b)	14,185	253,486
DJ Orthopedics, Inc. (b)	7,287	287,618
Genesis HealthCare Corp. (b)	8,194	397,983
Gentiva Health Services, Inc. (b) (e)	12,249	197,086
HealthExtras, Inc. (b) (e)	8,653	224,632
Healthspring, Inc. (b) (e)	4,700	87,467
Healthways, Inc. (b)	13,346	716,946
Horizon Health Corp. (b) (e)	8,375	110,383
Hythiam, Inc. (b) (e)	12,300	62,730
Immucor, Inc. (b)	25,546	508,621
Invacare Corp. (e)	10,249	215,536
Kindred Healthcare, Inc. (b)	10,831	286,263
LCA-Vision, Inc. (e)	8,190	353,399
LHC Group, Inc. (b) (e)	2,000	42,280
Magellan Health Services, Inc. (b)	14,560	699,898
Matria Healthcare, Inc. (b) (e)	8,856	218,478
Medcath Corp. (b)	4,275	89,861
Medifast, Inc. (b) (e)	5,500	91,135
Molina Healthcare, Inc. (b)	4,034	133,687
Nighthawk Radiology Holdings, Inc. (b) (e)	500	9,940
Odyssey Healthcare, Inc. (b)	11,823	212,932
Option Care, Inc.	12,854	145,379
Per-Se Technologies, Inc. (b) (e)	14,284	340,959
PolyMedica Corp. (e)	9,453	365,926
Psychiatric Solutions, Inc. (b) (e)	20,744	653,229
Quality Systems, Inc.	6,654	220,380
RehabCare Group, Inc. (b)	7,160	134,035
Res-Care, Inc. (b)	5,945	113,074
Sun Healthcare Group, Inc. (b) (e)	11,700	101,439
Sunrise Assisted Living, Inc. (b)	17,473	504,620
Symbion, Inc. (b) (e)	5,940	111,731
United Surgical Partners International, Inc. (b)	17,643	435,782
USNA Health Sciences, Inc. (b) (e)	4,510	200,019
Vistacare, Inc. (b)	5,193	60,447

		11,526,488

Hotels & Casinos (0.3%)

Ameristar Casinos, Inc.	11,492	216,624
Aztar Corp. (b)	12,252	633,919
Century Casinos, Inc. (b)	9,100	101,010
Lakes Entertainment, Inc. (b)	5,600	49,392
Monarch Casino & Resort, Inc. (b) (e)	2,230	42,013
MTR Gaming Group, Inc. (b)	9,300	81,003
Riviera Holdings Corp. (b)	2,200	45,034
Trump Entertainment Resorts, Inc. (b)	12,000	218,760

		1,387,755

Hotels & Motels (0.1%)

Lodgian, Inc. (b)	6,020	72,300
Marcus Corp. (e)	6,234	123,059
Morgans Hotel Group Co. (b) (e)	8,000	107,680

		303,039

Human Resources (0.0%)

Barrett Business Services, Inc. (b)	4,200	90,300
Kforce, Inc. (b)	12,375	154,316

		244,616

Insurance (1.7%)

21st Century Insurance Group (e)	10,000	154,700
Affirmative Insurance Holdings, Inc.	5,005	78,528
Alfa Corp.	10,124	166,844
American Equity Investment Life	24,085	262,286
Holding Co. (e)
American Physicians Capital, Inc. (b)	3,350	155,239
Argonaut Group, Inc. (b)	13,080	381,413
Baldwin & Lyons, Inc., Class B (e)	3,881	97,607
Bristol West Holdings, Inc.	4,500	65,250
Capital Title Group, Inc. (e)	4,600	35,098
CNA Surety Corp. (b)	3,000	54,750
Commerce Group, Inc. (The)	18,300	552,843
Darwin Professional Underwriters, Inc. (b)	4,100	76,465
Direct General Corp. (e)	5,241	86,948
Donegal Group, Inc., Class A	2,488	48,317
EMC Insurance Group, Inc.	1,970	57,563
Enstar Group, Inc. (The) (b) (e)	615	55,977
FBL Financial Group, Inc., Class A	3,447	109,166
First Acceptance Corp. (b) (e)	2,900	34,916
FPIC Insurance Group, Inc. (b) (e)	4,750	183,588
Fremont General Corp. (e)	21,700	385,175
Harleysville Group, Inc.	4,558	144,625
Horace Mann Educators Corp.	17,859	303,067
Independence Holding Co.	920	19,642
Infinity Property & Casualty Corp.	6,785	278,796
Kansas City Life Insurance Co.	400	17,192
LandAmerica Financial Group, Inc.	6,723	429,129
Meadowbrook Insurance Group, Inc. (b)	13,400	129,980
Midland Co. (The) (e)	2,946	110,475
National Interstate Corp. (e)	4,400	113,344
Navigators Group, Inc. (b)	3,492	148,445
Nymagic, Inc.	800	25,104
Odyssey Re Holdings Corp. (e)	2,760	74,244
Ohio Casualty Corp.	24,841	643,879
PICO Holdings, Inc. (b)	1,600	52,704
PMA Capital Corp., Class A (b) (e)	10,923	108,902
ProAssurance Corp. (b)	10,717	532,742
RLI Corp.	7,314	345,806
Safety Insurance Group, Inc.	6,205	329,237
SCPIE Holdings, Inc. (b)	1,900	43,510
Seabright Insurance Holdings (b)	8,900	115,700
Selective Insurance Group, Inc.	9,634	491,334
State Auto Financial Corp.	3,700	111,740
Stewart Information Services Corp.	7,602	261,357
Tower Group, Inc.	7,300	219,146
Triad Guaranty, Inc. (b) (e)	5,234	261,072
U.S.I. Holdings Corp. (b) (e)	13,330	165,559
United Fire & Casualty Co. (e)	8,717	260,290
Zenith National Insurance Co.	14,752	589,785

		9,369,479

Insurance / Life (0.3%)

Delphi Financial Group, Inc.	16,459	626,923
Great American Financial Resources, Inc.	2,920	59,393
National Western Life Insurance Co., Class A	669	153,870
Phoenix Co., Inc. (The)	40,476	550,474
Presidential Life Corp.	6,781	163,693
Universal American Financial Corp. (b)	10,690	132,556

		1,686,909

Insurance Brokers (0.1%)

Crawford & Co., Class B (e)	7,720	59,676
Hilb, Rogal & Hamilton Co. (e)	14,449	585,184
James River Group, Inc. (b)	1,500	41,160

		686,020

Internet (1.6%)

@Road, Inc. (b) (e)	16,400	71,668
Ariba, Inc. (b) (e)	24,575	191,685
Art Technology Group, Inc. (b)	29,800	79,566
Audible, Inc. (b) (e)	8,100	60,507
Blue Coat Systems, Inc. (b) (e)	6,595	94,836
Blue Nile, Inc. (b) (e)	6,403	168,655
Brocade Communications Systems, Inc. (b)	103,877	650,269
CMGI, Inc. (b)	141,647	147,313
CNET Networks, Inc. (b)	58,036	489,824
Cogent Communications Group, Inc. (b) (e)	13,800	195,270
Covad Communications Group, Inc. (b)	91,500	146,400
Drugstore.com, Inc. (b) (e)	18,230	52,502
EarthLink, Inc. (b)	53,785	387,790
eCollege.com (b) (e)	7,965	162,566
Equinix, Inc. (b) (e)	10,960	574,085
Harris Interactive, Inc. (b)	16,300	92,747
Internap Network Services Corp. (b)	8,850	107,528
Internet Capital Group, Inc. (b) (e)	12,900	113,778
Internet Security, Inc. (b)	12,707	285,780
Interwoven, Inc. (b)	16,761	158,894
iPass, Inc. (b)	17,171	87,229
j2 Global Communications, Inc. (b) (e)	18,480	517,440
Jupitermedia Corp. (b) (e)	6,600	66,066
Move, Inc. (b)	38,039	167,372
Net.B@nk, Inc.	22,402	123,211
Netflix, Inc. (b) (e)	12,980	268,556
NIC, Inc. (b)	10,200	56,202
Omicell, Inc. (b)	11,300	184,190
Openwave Systems, Inc. (b) (e)	37,914	249,853
Overstock.com, Inc. (b) (e)	5,300	91,584
Priceline.com, Inc. (b) (e)	8,599	231,141
Redback Networks, Inc. (b)	18,451	285,252
RightNow Technologies, Inc. (b) (e)	4,900	59,437
S1 Corp. (b)	26,778	115,145
Sohu.com, Inc. (b)	8,646	182,431
Stamps.com, Inc. (b) (e)	8,116	165,485
Stellent, Inc.	8,760	82,344
The Knot, Inc. (b) (e)	6,500	123,890
TheStreet.com, Inc.	8,500	80,070
Travelzoo, Inc. (b) (e)	1,960	57,938
TriZetto Group, Inc. (The) (b)	18,448	250,155
United Online, Inc.	21,170	230,965
ValueClick, Inc. (b)	40,254	580,060
Websense, Inc. (b)	16,350	306,563

		8,794,242

Lasers (0.1%)

IntraLase Corp. (b)	9,600	166,464
Ionatron, Inc. (b) (e)	7,120	54,112
Metrologic Instruments, Inc. (b) (e)	4,300	61,963
Rofin-Sinar Technologies, Inc. (b)	6,342	341,390

		623,929

Leisure Products (0.5%)

Bally Total Fitness Holding Corp. (b) (e)	12,500	71,875
Callaway Golf Co.	24,969	315,858
Great Wolf Resorts, Inc. (b) (e)	8,800	105,424
JAKKS Pacific, Inc. (b) (e)	11,737	193,543
K2, Inc. (b) (e)	13,430	141,284
LIFE TIME FITNESS, Inc. (b) (e)	10,000	452,999
Marine Products Corp. (e)	1,826	15,631
MarineMax, Inc. (b) (e)	7,000	147,350
Nautilus Group, Inc. (The) (e)	12,530	157,377
RC2 Corp. (b) (e)	8,865	300,258
Speedway Motorsports, Inc.	4,545	164,165
Topps Co., Inc. (e)	17,622	143,972
Vail Resorts, Inc. (b)	10,008	345,976
WMS Industries, Inc. (b)	10,585	280,820

		2,836,532

Machinery (1.0%)

Advanced Energy Industries, Inc. (b)	9,745	126,100
Albany International Corp., Class A	10,467	376,079
Applied Industrial Technologies, Inc.	14,712	343,084
Astec Industries, Inc. (b)	5,359	113,611
Baldor Electric Co. (e)	10,619	314,322
Blount International, Inc. (b) (e)	10,500	114,450
Briggs & Stratton Corp.	17,180	439,808
Bucyrus International, Inc., Class A	11,321	551,445
Cascade Corp.	4,146	153,402
Columbus McKinnon Corp. (b)	5,200	97,916
Cubic Corp. (e)	5,146	103,229
DXP Enterprises, Inc. (b) (e)	1,500	54,465
Flow International Corp. (b)	15,300	206,550
Franklin Electric Co., Inc.	7,891	375,375
Gehl Co. (b)	4,695	129,676
Gorman-Rupp	1,275	33,813
Intermagnetics General Corp. (b)	14,352	389,226
Intevac, Inc. (b)	8,600	181,202
Kadant, Inc. (b)	4,103	85,794
NACCO Industries, Inc.	1,622	224,112
Nordson Corp.	11,797	536,764
Photon Dynamics, Inc. (b) (e)	8,242	87,530
Raser Technologies, Inc. (b) (e)	4,300	34,830
Sauer-Danfoss, Inc.	1,838	45,013
Tennant Co.	5,524	131,305
Turbochef Technologies, Inc. (b) (e)	4,500	44,865
Wabtec Corp.	16,578	440,312

		5,734,278

Manufactured Housing (0.4%)

Aaon, Inc.	1,700	39,712
Apogee Enterprises, Inc. (e)	13,450	193,277
Fleetwood Enterprises, Inc. (b) (e)	21,061	149,954
Highwood Properties, Inc.	21,064	784,423
Levitt Corp., Class A (e)	5,382	59,955
Monaco Coach Corp. (e)	10,239	109,045
Palm Harbor Homes, Inc. (b) (e)	3,741	57,424
Skyline Corp.	2,218	83,863
WCI Communities, Inc. (b) (e)	13,998	219,909
Williams Scotsman International, Inc. (b)	12,435	265,239
Winnebago Industries, Inc. (e)	12,753	368,689

		2,331,490

Manufacturing (0.9%)

American Superconductor Corp. (b) (e)	10,836	99,691
AptarGroup, Inc.	11,800	607,700
Champion Enterprises, Inc. (b)	25,184	166,970
Checkpoint Systems, Inc. (b)	12,908	212,982
China Bak Battery, Inc. (b)	6,300	33,579
Cognex Corp. (e)	14,979	353,504
CSS Industries, Inc. (e)	2,205	63,173
EnerSys (b) (e)	14,885	268,377
EnPro Industries, Inc. (b) (e)	6,900	215,832
FreightCar America, Inc.	5,130	275,276
GenTek, Inc. (b) (e)	4,800	142,800
Gerber Scientific, Inc. (b)	5,800	88,914
Goodman Global, Inc. (b)	6,300	77,490
Identix, Inc. (b) (e)	36,425	288,486
Insteel Industries, Inc. (e)	6,200	128,340
Jacuzzi Brands, Inc. (b) (e)	26,586	223,322
Mine Safety Appliances Co. (e)	9,987	396,883
Myers Industries, Inc.	8,800	146,432
Powell Industries, Inc. (b)	2,469	57,849
PW Eagle, Inc.	4,500	130,725
Raven Industries, Inc. (e)	6,780	202,112
Reddy Ice Holdings, Inc.	8,115	180,802
Woodward Governor Co.	9,250	271,118
Young Innovations, Inc. (e)	500	17,500

		4,649,857

Manufacturing / Diversified (0.8%)

A.O. Smith Corp.	8,109	347,552
Acuity Brands, Inc.	17,551	767,505
Barnes Group, Inc.	13,014	221,368
CLARCOR, Inc. (e)	17,094	485,982
ESCO Technologies, Inc. (b) (e)	8,553	450,658
Federal Signal Corp.	15,943	238,029
Griffon Corp. (b) (e)	10,960	247,915
Imation Corp.	11,900	484,568
Koppers Holdings, Inc. (e)	2,600	49,842
Lancaster Colony Corp. (e)	10,102	387,109
Matthews International Corp., Class A (e)	10,232	351,367
Standex International Corp.	4,054	110,917
Tredegar Industries, Inc.	9,606	151,967

		4,294,779

Medical Equipment & Supplies (1.8%)

Abaxis, Inc. (b) (e)	8,200	185,894
Adeza Biomedical Corp. (b) (e)	6,900	104,880
Allscripts Healthcare Solution, Inc. (b) (e)	18,994	362,026
Angiodynamics, Inc. (b)	3,200	73,600
Arrow International, Inc.	6,704	212,718
Aspect Medical Systems, Inc. (b) (e)	4,980	72,957
Bruker BioSciences Corp. (b)	8,413	49,132
Candela Corp. (b)	7,882	122,959
Cepheid, Inc. (b)	17,990	164,069
Conceptus, Inc. (b) (e)	5,900	89,149
CONMED Corp. (b) (e)	12,029	239,979
Cyberonics, Inc. (b) (e)	8,739	187,277
DexCom, Inc. (b) (e)	8,300	98,687
Durect Corp. (b) (e)	17,500	55,125
Encore Medical Corp. (b)	16,574	103,753
ev3, Inc. (b) (e)	3,800	63,688
Foxhollow Technologies, Inc. (b) (e)	5,800	150,742
Greatbatch, Inc. (b) (e)	6,120	150,001
Healthtronics Surgical Services, Inc. (b)	11,600	76,212
Hologic, Inc. (b) (e)	17,225	773,574
I-Flow Corp. (b) (e)	7,669	83,899
ICU Medical, Inc. (b) (e)	5,950	248,591
Kensey Nash Corp. (b) (e)	5,282	149,269
Kyphon, Inc. (b) (e)	17,182	585,218
Landauer, Inc.	2,737	128,009
Mannkind Corp. (b) (e)	7,400	135,346
Medical Action Industries, Inc. (b)	5,200	115,284
Mentor Corp. (e)	14,519	645,514
Meridian Bioscience, Inc.	6,750	141,750
Merit Medical Systems, Inc. (b) (e)	12,232	177,609
MWI Veterinary Supply, Inc. (b)	1,000	37,470
Natus Medical, Inc. (b)	9,000	110,250
Neurometrix, Inc. (b)	5,275	173,126
Northstar Neuroscience, Inc. (b)	1,600	21,280
NxStage Medical, Inc. (b) (e)	7,600	65,132
Oakley, Inc.	8,223	133,213
OraSure Technologies, Inc. (b) (e)	18,773	175,340
PSS World Medical, Inc. (b)	25,891	513,936
Radiation Therapy Services, Inc. (b) (e)	5,700	158,346
Sirona Dental Systems, Inc.	7,200	240,408
Solexa, Inc. (b) (e)	5,600	49,616
Spectranetics Corp. (b)	8,500	109,565
Stereotaxis, Inc. (b) (e)	10,700	91,485
STERIS Corp.	22,290	516,459
Surmodics, Inc. (b) (e)	6,858	245,174
Symmetry Medical, Inc. (b) (e)	10,600	154,018
ThermoGenesis Corp. (b)	26,045	98,450
Viasys Healthcare, Inc. (b)	10,025	258,244
Visicu, Inc. (b) (e)	1,000	13,020
Vital Images, Inc. (b)	5,765	130,981
Vital Signs, Inc.	1,430	73,631
Wright Medical Group, Inc. (b) (e)	14,352	316,175
Zoll Medical Corp. (b)	4,706	165,463

		9,597,693

Medical Laboratories (0.1%)

Alliance Imaging, Inc. (b)	3,500	22,120
Applera Corp. - Celera Genomics Group (b)	31,173	420,836
Bio-Reference Laboratories, Inc. (b)	5,300	124,815

		567,771

Metal Processors (0.7%)

A.M. Castle & Co.	2,700	89,316
Ampco-Pittsburgh Corp.	3,500	110,320
Dynamic Materials Corp.	5,130	157,799
Kaydon Corp. (e)	11,148	404,115
L.B. Foster Co. (b)	5,000	122,250
Ladish Co., Inc. (b)	6,000	204,000
Metal Management, Inc.	10,790	307,299
Mueller Industries, Inc.	12,125	445,473
NN, Inc.	7,585	96,709
Quanex Corp.	12,875	467,233
RBC Bearings, Inc. (b)	9,200	205,344
Steel Technologies, Inc.	5,605	130,092
Valmont Industries, Inc.	5,715	290,608
Worthington Industries, Inc.	28,475	581,459

		3,612,017

Metals (0.6%)

Brush Engineered Materials, Inc. (b)	8,436	194,619
Century Aluminum Co. (b)	9,127	281,750
Cleveland-Cliffs, Inc.	17,038	615,923
Coeur d’Alene Mines Corp. (b) (e)	106,455	508,855
Compass Minerals International, Inc.	13,560	362,188
Gibraltar Industries, Inc.	7,778	214,906
Hecla Mining Co. (b) (e)	48,238	253,732
RTI International Metals, Inc. (b) (e)	9,010	415,181
Stepan Co.	3,700	111,000
Stillwater Mining Co. (b) (e)	12,435	144,992
USEC, Inc. (e)	28,413	299,189

		3,402,335

Natural Gas (0.1%)

EnergySouth, Inc. (e)	2,300	74,175
Laclede Group, Inc. (The)	6,300	209,349
Syntroleum Corp. (b) (e)	13,208	67,493

		351,017

Office Equipment & Supplies (0.6%)

Acco Brands Corp. (b)	14,500	284,635
CompX International, Inc.	300	4,857
Ennis Business Forms, Inc. (e)	9,300	180,420
Global Imaging Systems, Inc. (b)	9,679	409,228
Herman Miller, Inc.	26,100	741,502
IKON Office Solutions, Inc.	36,120	498,817
Interface, Inc. (b)	15,755	193,314
John H. Harland Co.	10,879	427,653
Knoll, Inc.	9,100	156,520
School Specialty, Inc. (b) (e)	9,808	313,856
Standard Register Co.	5,851	71,967

		3,282,769

Oil & Gas (3.1%)

Allis-Chalmers Energy, Inc. (b)	2,800	44,352
Alon USA Energy, Inc.	3,700	141,821
Arena Resources, Inc. (b)	2,700	99,900
Atlas America, Inc. (b)	7,110	322,510
ATP Oil & Gas Corp. (b) (e)	6,900	283,590
Atwood Oceanics, Inc. (b) (e)	9,486	445,178
Aurora Oil and Gas Corp. (b)	17,400	76,908
Berry Petroleum Co. (e)	14,380	483,743
Bill Barrett Corp. (b) (e)	9,000	278,280
Bois d’Arc Energy, Inc. (b)	3,300	54,780
Brigham Exploration Co. (b)	21,202	152,230
Bronco Drilling Co., Inc. (b)	6,300	129,591
Callon Petroleum Co. (b)	5,400	100,710
Carrizo Oil & Gas, Inc. (b) (e)	9,140	270,635
Clayton Williams Energy, Inc. (b)	1,700	57,749
Complete Production Services, Inc. (b)	7,300	150,380
Comstock Resources, Inc. (b)	13,931	409,850
Crosstex Energy, Inc. (e)	3,700	365,227
Dawson Geophysical Co. (b) (e)	4,000	130,400
Delek US Holdings, Inc. (b)	900	14,670
Delta Petroleum Corp. (b) (e)	21,580	383,692
Edge Petroleum Corp. (b)	8,136	172,402
Encore Acquisition Co. (b) (e)	20,975	638,899
Energy Partners Ltd. (b) (e)	15,815	287,359
EXCO Resources, Inc. (b)	15,300	197,676
Gasco Energy, Inc. (b) (e)	21,700	90,489
Geoglobal Resources, Inc. (b)	5,100	20,757
Giant Industries, Inc. (b)	5,860	418,463
Gmx Resources, Inc. (b) (e)	3,700	126,318
Goodrich Petroleum Corp. (b) (e)	5,795	196,740
Grey Wolf, Inc. (b)	64,117	491,136
Gulfport Energy Corp. (b) (e)	1,800	22,014
Hanover Compressor Co. (b)	34,965	664,336
Harvest Natural Resources, Inc. (b) (e)	13,565	189,774
Houston Exploration Co. (The) (b)	11,403	728,197
Lufkin Industries, Inc.	6,064	376,029
Mariner Energy, Inc. (b) (e)	24,100	434,041
Markwest Hydrocarbon, Inc.	200	5,236
Matrix Service Co. (b) (e)	4,700	56,588
McMoRan Exploration Co. (b) (e)	10,107	189,506
Meridian Resource Corp. (The) (b)	28,700	101,885
Metretek Technologies, Inc. (b)	4,200	70,182
NATCO Group, Inc. Class A (b)	6,400	243,200
Newpark Resources, Inc. (b)	29,484	180,737
Parallel Petroleum Corp. (b) (e)	14,165	353,558
Parker Drilling Co. (b)	35,612	258,543
Penn Virginia Corp.	6,090	415,703
Petrohawk Energy Corp. (b)	45,919	538,171
Petroleum Development Corp. (b)	6,056	269,734
Petroquest Energy, Inc. (b)	15,200	177,688
Quest Resource Corp. (b) (e)	9,400	114,680
Quiksilver Resources, Inc. (b) (e)	41,300	534,835
Rossetta Resources, Inc. (b) (e)	16,205	291,852
RPC, Inc. (e)	7,001	161,023
Stone Energy Corp. (b)	8,959	418,833
Sulphco, Inc. (b) (e)	8,500	51,680
Swift Energy Co. (b)	9,620	461,760
T-3 Energy Services, Inc. (b)	300	6,564
The Exploration Co. of Delaware (b)	13,600	164,560
Toreador Resources Corp. (b) (e)	5,700	146,661
Transmeridian Exploration, Inc. (b) (e)	20,500	102,500
Trico Marine Services, Inc. (b)	5,600	205,240
Union Drilling, Inc. (b)	2,000	30,120
Vaalco Energy, Inc. (b)	24,000	218,160
Warren Resources, Inc. (b) (e)	21,840	312,530
Warrior Energy Service Corp. (b)	2,300	49,772
Western Refining, Inc.	6,900	158,631
Whiting Petroleum Corp. (b)	13,255	619,009
World Fuel Services Corp.	10,620	502,538

		16,862,505

Oil Equipment & Services (0.7%)

Basic Energy Services, Inc. (b)	3,200	86,400
CARBO Ceramics, Inc. (e)	8,299	322,748
Dril-Quip, Inc. (b) (e)	4,348	367,363
Hercules Offshore, Inc. (b) (e)	6,000	214,440
Hydril Co. (b)	7,170	496,666
Lone Star Technologies, Inc. (b)	11,999	565,153
Pioneer Drilling Co. (b) (e)	16,545	252,642
SJW Corp.	3,545	93,269
Veritas DGC, Inc. (b)	13,850	793,189
W-H Energy Services, Inc. (b)	11,245	618,700
WD-40 Co.	7,027	229,150

		4,039,720

Oil Field Machinery & Equipment (0.3%)

Gulf Island Fabrication, Inc. (e)	6,687	165,904
Oil States International, Inc. (b)	16,530	531,605
Superior Well Services, Inc. (b)	2,500	62,425
Universal Compression Holdings, Inc. (b)	10,368	660,442

		1,420,376

Paper & Forest Products (0.6%)

AEP Industries, Inc. (b)	3,800	169,708
Bowater, Inc.	22,520	456,706
Buckeye Technologies, Inc. (b)	7,890	59,175
Caraustar Industries, Inc. (b)	9,624	67,945
Chesapeake Corp. (e)	8,870	126,398
Deltic Timber Corp.	3,356	165,719
Glatfelter & Co.	14,210	221,676
Graphic Packaging Corp. (b) (e)	20,400	77,928
Longview Fibre Co.	20,900	439,736
Mercer International, Inc. (b) (e)	8,220	74,638
Neenah Paper, Inc. (e)	4,900	144,256
Potlatch Corp. (e)	14,641	506,724
Rock-Tenn Co.	8,733	150,120
Schweitzer-Mauduit International, Inc.	5,042	102,000
Universal Forest Products, Inc.	6,906	350,756
Wausau-Mosinee Paper Corp.	14,747	180,503
Xerium Technologies, Inc.	2,800	29,008

		3,322,996

Pharmaceuticals (2.5%)

Acadia Pharmaceuticals, Inc. (b)	6,000	38,580
Adams Respiratory Therapeutics, Inc. (b)	11,900	532,168
Adventrx Pharmaceuticals, Inc. (b)	12,200	33,916
Alexion Pharmaceuticals, Inc. (b) (e)	12,469	428,435
Alnylam Pharmaceuticals, Inc. (b)	9,300	118,761
Altus Pharmaceuticals, Inc. (b) (e)	1,000	14,280
Anadys Pharmaceuticals, Inc. (b) (e)	18,500	61,420
Andrx Corp (b)	25,135	599,469
Array BioPharma, Inc. (b)	17,300	144,628
AtheroGenics, Inc. (b) (e)	16,504	217,523
Auxilium Pharmaceuticals, Inc, (b)	4,200	32,928
Avanir Pharmaceuticals (b) (e)	14,750	98,973
AVI BioPharma, Inc. (b)	10,500	29,715
Bioenvision, Inc. (b)	15,500	71,610
BioMarin Pharmaceutical, Inc. (b) (e)	33,468	488,967
Bradley Pharmaceuticals, Inc. (b) (e)	7,400	75,036
Cell Genesys, Inc. (b) (e)	21,717	106,630
Conor Medsystems, Inc. (b) (e)	11,105	307,609
Cubist Pharmaceuticals, Inc. (b)	21,220	486,362
Cytokinetics, Inc. (b)	4,700	27,354
Dendreon Corp. (b) (e)	30,778	142,502
Depomed, Inc. (b) (e)	17,100	78,660
Emisphere Technologies, Inc. (b) (e)	12,400	88,288
Encysive Pharmaceuticals, Inc. (b)	25,577	100,006
Enzon, Inc. (b)	20,205	161,842
Geron Corp. (b) (e)	21,717	138,772
Hana Biosciences, Inc. (b) (e)	7,100	54,386
ICOS Corp. (b) (e)	25,505	582,534
Indevus Pharmaceuticals, Inc. (b) (e)	21,600	113,184
Inter Parfums, Inc.	1,800	32,850
Isis Pharmaceuticals, Inc. (b) (e)	25,180	151,332
Keryx Biopharmaceuticals, Inc. (b) (e)	18,341	210,922
LifeCell Corp. (b) (e)	13,360	381,695
Mannatech, Inc.	4,900	71,050
Medical Co. (b) (e)	16,779	351,520
Medicis Pharmaceutical Corp. (e)	21,160	583,170
Metabasis Therapeutics, Inc. (b)	4,000	25,600
Momenta Pharmaceuticals, Inc. (b)	5,700	98,781
Nastech Pharmaceutical Co., Inc. (b) (e)	9,300	126,573
Nektar Therapeutic (b) (e)	34,395	560,639
Neurocrine Biosciences, Inc. (b) (e)	16,335	151,099
New River Pharmaceuticals, Inc. (b) (e)	4,630	113,157
Northfield Laboratories, Inc. (b) (e)	11,600	140,360
Noven Pharmaceuticals, Inc. (b) (e)	10,100	199,576
Nuvelo, Inc. (b)	17,158	291,686
Onyx Pharmaceuticals, Inc. (b) (e)	16,720	262,671
Pain Therapeutics, Inc. (b) (e)	15,510	129,198
Panacos Pharmaceuticals, Inc. (b)	12,700	60,960
Parexel International Corp. (b)	11,451	339,751
Penwest Pharmaceuticals Co. (b) (e)	9,640	200,512
Peregrine Pharmaceuticals, Inc. (b) (e)	82,000	115,620
Perrigo Co.	31,311	495,966
Pharmion Corp. (b) (e)	10,165	175,041
POZEN, Inc. (b) (e)	12,505	94,413
PRA International (b)	5,600	129,584
Progenics Pharmaceuticals, Inc. (b) (e)	9,100	199,836
Regeneron Pharmaceuticals, Inc. (b)	14,177	193,658
Renovis, Inc. (b) (e)	6,900	87,285
Salix Pharmaceuticals, Inc. (b) (e)	19,270	196,554
Santarus, Inc. (b) (e)	11,700	64,818
Savient Pharmaceuticals, Inc. (b)	20,400	120,360
Sciele Pharma, Inc. (b) (e)	11,835	241,907
Somaxon Parmaceuticals, Inc. (b)	3,400	35,632
SuperGen, Inc. (b) (e)	25,034	83,363
Telik, Inc. (b) (e)	21,106	357,958
United Therapeutics Corp. (b) (e)	9,212	546,364
Valeant Pharmaceuticals International	31,500	544,320
Viropharma, Inc. (b) (e)	21,800	169,604
Xenport, Inc. (b) (e)	6,000	104,280

		13,814,203

Pipelines (0.1%)

Aquila, Inc. (b)	125,985	559,373
TransMontaigne, Inc. (b)	14,044	157,995

		717,368

Pollution Control (0.3%)

Aleris International, Inc. (b)	10,645	435,806
Calgon Carbon Corp. (e)	13,748	83,313
Casella Waste Systems, Inc., Class A (b)	7,837	91,615
Clean Harbors, Inc. (b)	6,400	236,096
Flanders Corp. (b) (e)	7,955	71,754
Waste Connections, Inc. (b) (e)	17,556	656,243
Waste Industries USA, Inc.	900	19,953
Waste Services, Inc. (b) (e)	6,399	60,215

		1,654,995

Printing & Publishing (0.5%)

Banta Corp.	9,407	332,349
Bowne & Co., Inc. (e)	11,988	166,274
Cenveo, Inc. (b) (e)	17,550	335,732
Courier Corp.	2,350	84,036
Journal Register Co. (e)	13,361	102,345
Playboy Enterprises, Inc. (b) (e)	11,334	110,620
Presstek, Inc. (b) (e)	12,985	104,270
PRIMEDIA, Inc. (b) (e)	54,800	91,516
ProQuest Co. (b)	8,379	99,207
Scholastic Corp. (b)	14,522	417,507
Sun-Times Media Group, Inc. (e)	31,774	257,687
Valassis Communications, Inc. (b)	19,500	400,335

		2,501,878

Radio (0.2%)

Citadel Broadcasting Co. (e)	12,200	113,094
Cox Radio, Inc. (b) (e)	19,090	279,668
Entercom Communications Corp.	10,500	266,175
Radio One, Inc. (b)	25,260	181,367
Spanish Broadcasting System, Inc. (b)	21,979	101,323

		941,627

Railroads (0.1%)

American Railcar Industries, Inc. (e)	1,900	52,535
Florida East Coast Industries, Inc. (e)	11,860	555,522

		608,057

Real Estate (0.5%)

AMREP Corp. (e)	1,100	41,107
Avatar Holdings, Inc. (b) (e)	1,892	106,274
California Coastal Communities, Inc. (b) (e)	2,300	71,024
Consolidated-Tomoka Land Co. (e)	1,880	113,552
Crescent Real Estate Equities Co.	31,200	609,024
Franklin Street Properties Corp. (e)	15,400	286,440
Getty Realty Corp. (e)	5,335	152,474
HouseValues, Inc. (b) (e)	4,600	24,472
KKR Financial Corp.	31,600	731,856
Tarragon Realty Investors, Inc.	2,887	37,502
Trammell Crow Co. (b)	11,834	407,800

		2,581,525

Real Estate Investment Trusts (5.3%)

Aames Investment Corp.	22,830	110,497
Acadia Realty Trust	10,099	240,760
Affordable Residential Communities (b) (e)	11,000	119,130
Agree Realty Corp.	4,100	136,776
Alexandria Real Estate Equities, Inc.	8,776	828,629
American Campus Communities, Inc.	7,950	201,453
American Financial Realty Trust	52,400	606,792
American Home Mortgage Investment Corp.	14,580	509,134
Anthracite Capital, Inc. (e)	24,851	304,922
Arbor Realty Trust, Inc. (e)	6,130	157,970
Ashford Hospitality Trust	21,600	253,800
BioMed Realty Trust, Inc.	18,683	556,940
Bluegreen Corp. (b) (e)	5,500	64,405
Capital Lease Funding, Inc. (e)	15,000	164,850
Capital Trust, Inc., Class A (e)	2,768	95,164
Cedar Shopping Centers, Inc. (e)	8,900	134,924
CentraCore Properties Trust	3,600	92,736
Commercial Net Lease Realty (e)	18,640	388,458
Corporate Office Properties Trust	13,280	597,600
Cousins Properties, Inc.	12,602	400,366
Deerfield Triarc Capital Corp. (e)	15,000	204,300
DiamondRock Hospitality Co.	20,100	323,007
Digital Reality Trust, Inc.	4,900	133,917
EastGroup Properties, Inc.	7,110	334,383
Education Realty Trust, Inc.	12,200	190,686
Entertainment Properties Trust	9,414	400,754
Equity Inns, Inc.	17,936	282,851
Equity Lifestyle Properties, Inc.	8,136	349,604
Equity One, Inc.	11,625	254,239
Extra Space Storage, Inc.	14,840	236,401
FelCor Lodging Trust, Inc.	24,400	536,800
Fieldstone Investment Co. (e)	22,350	202,268
First Industrial Realty Trust, Inc.	15,002	604,281
First Potomac Realty Trust	6,800	192,372
Five Star Quality Care (b)	8,600	92,880
Glenborough Realty Trust, Inc. (e)	13,494	299,567
Glimcher Realty Trust	12,078	285,645
GMH Communities Trust (e)	13,070	163,898
Gramercy Capital Corp.	4,100	104,796
Healthcare Realty Trust, Inc.	19,000	628,710
Heritage Property Investment	8,953	323,114
Hersha Hospitality Trust	14,900	137,527
Highland Hospitality Corp.	18,110	241,769
Home Properties of New York, Inc.	13,390	746,893
Impac Mortgage Holdings, Inc. (e)	25,128	270,629
Inland Real Estate Corp. (e)	21,370	346,408
Innkeepers USA Trust	14,261	240,583
Investors Real Estate Trust (e)	15,397	144,116
Jer Investors Trust, Inc.	6,100	94,550
Kite Realty Group Trust	8,269	127,591
LaSalle Hotel Properties	13,486	557,107
Lexington Corporate Properties Trust (e)	17,485	348,301
LTC Properties, Inc.	7,740	170,822
Luminent Mortgage Capital, Inc.	18,057	174,250
Maguire Properties, Inc.	15,110	565,265
Medical Properties Trust, Inc.	18,210	222,162
MFA Mortgage Investments, Inc.	26,074	178,868
Mid-America Apartment Communities, Inc.	9,492	542,183
Mills Corp.	19,300	447,374
MortgageIT Holdings, Inc.	9,585	140,037
National Health Investors, Inc. (e)	7,437	188,230
Nationwide Health Properties, Inc.	29,374	696,750
Newcastle Investment Corp.	14,497	372,428
Newkirk Realty Trust, Inc. (e)	5,500	87,340
Northstar Realty Finance Corp.	14,420	173,905
Omega Healthcare Investors, Inc.	19,100	255,176
Parkway Properties, Inc. (e)	6,282	285,643
Pennsylvania Real Estate Investment Trust (e)	13,167	518,516
Post Properties, Inc.	16,676	800,614
PS Business Parks, Inc.	5,245	314,700
Rait Investment Trust	11,933	337,346
Ramco-Gershenson Properties Trust	7,639	224,816
Realty Income Corp.	32,500	743,599
Redwood Trust, Inc. (e)	6,420	305,464
Republic Property Trust	13,755	141,539
Saul Centers, Inc.	3,645	145,436
Saxon Capital, Inc.	14,900	168,519
Senior Housing Properties Trust	20,497	381,039
Sizeler Property Investors (e)	5,225	84,384
Sovran Self Storage, Inc. (e)	7,101	366,909
Spirit Finance Corp.	39,710	440,781
Strategic Hotel Capital, Inc.	27,732	553,253
Sun Communities, Inc. (e)	8,110	258,871
Sunstone Hotel Investors, Inc.	22,850	648,026
Tanger Factory Outlet Centers, Inc.	10,097	332,191
Trustreet Properties, Inc. (e)	22,227	295,841
U-Store-It Trust	19,710	375,673
Universal Health Realty Income Trust (e)	4,473	145,596
Urstadt Biddle Properties, Inc., Class A (e)	6,580	111,005
Washington Real Estate Investment Trust	16,684	618,643
Windrose Medical Properties Trust	8,200	121,770
Winston Hotels, Inc. (e)	8,745	107,564
Winthrop Realty Trust (e)	2,100	13,041

		28,420,822

Recreational Vehicles & Boats (0.1%)

Arctic Cat, Inc.	5,878	103,864
Polaris Industries, Inc. (e)	13,800	527,436

		631,300

Research & Development (0.2%)

Albany Molecular Research, Inc. (b)	8,985	80,865
Biosite, Inc. (b) (e)	6,971	271,730
Exponet, Inc. (b)	8,400	132,384
Forrester Research, Inc. (b)	4,481	119,643
Kendle International, Inc. (b)	5,300	154,071
MGI PHARMA, Inc. (b) (e)	28,560	417,261
Senomyx, Inc. (b) (e)	9,000	126,090
Trimeris, Inc. (b) (e)	6,168	58,596

		1,360,640

Residential Building Construction (0.2%)

Ameron International Corp.	2,900	163,357
Beacon Roofing Supply, Inc. (b)	17,570	321,355
BlueLinx Holdings, Inc. (e)	3,580	42,674
Dycom Industries, Inc. (b) (e)	13,296	239,195
Insituform Technologies, Inc. (b)	9,482	204,337
M/I Schottenstein Homes, Inc. (e)	5,492	176,952

		1,147,870

Restaurants (1.1%)

AFC Enterprises, Inc. (b) (e)	12,575	161,715
Applebee’s International, Inc.	29,700	527,472
BJ’s Restaurants, Inc. (b) (e)	3,800	72,694
Bob Evans Farms, Inc.	14,859	409,217
Buffalo Wild Wings, Inc. (b)	3,515	113,288
California Pizza Kitchen, Inc. (b) (e)	8,980	237,162
Chipotle Mexican Grill, Inc., Class A (b) (e)	3,600	189,000
CKE Restaurants, Inc. (e)	19,097	294,094
COSI, Inc. (b) (e)	16,100	80,983
Denny’s Corp. (b)	36,000	100,440
Domino’s Pizza, Inc.	11,760	267,422
IHOP Corp. (e)	6,060	275,488
Jack in the Box, Inc. (b)	11,680	460,659
Landry’s Restaurants, Inc. (e)	6,814	192,768
Lone Star Steakhouse & Saloon, Inc.	7,721	180,594
Luby’s, Inc. (b)	7,100	61,699
McCormick & Schmick’s Seafood	2,400	46,344
Restaurants, Inc. (b)
Morton’s Restaurant Group, Inc. (b)	3,300	49,500
O’Charley’s, Inc. (b)	10,925	174,800
P.F. Chang’s China Bistro, Inc. (b)	10,985	332,077
Papa John’s International, Inc. (b) (e)	8,224	264,319
Ruby Tuesday, Inc. (e)	20,660	453,694
Ruth’s Chris Steak House, Inc. (b)	6,300	111,825
Sonic Corp. (b)	33,850	666,167
Steak n Shake Co. (The) (b) (e)	8,172	120,782
Texas Roadhouse, Inc., Class A (b) (e)	14,775	159,866
Triarc Cos., Inc. (e)	18,995	265,740

		6,269,809

Retail (2.9%)

1-800-FLOWERS.COM (b) (e)	8,246	47,167
99 CENTS Only Stores (b)	13,816	142,996
A.C. Moore Arts & Crafts, Inc. (b) (e)	7,280	125,216
Alexander’s, Inc. (b) (e)	600	164,208
America’s Car-Mart, Inc. (b) (e)	5,686	87,337
Asbury Automotive Group, Inc.	1,860	37,330
Big 5 Sporting Goods Corp.	9,200	178,756
Big Lots, Inc. (b)	43,600	704,577
Blockbuster, Inc. (b) (e)	62,880	257,179
Bon-Ton Stores, Inc. (The) (e)	3,760	92,759
Books-A-Million, Inc	7,300	111,179
Borders Group, Inc.	26,100	496,161
Build-A-Bear-Workshop, Inc. (b) (e)	3,900	82,212
Building Materials Holding Corp. (e)	12,041	258,039
Cabela’s Inc. (b) (e)	8,605	159,967
Cache, Inc. (b)	4,000	72,040
Carter’s, Inc. (b)	19,408	423,288
Casey’s General Stores, Inc. (e)	19,380	438,569
Cash America International, Inc.	12,054	412,850
Casual Male Retail Group, Inc. (b) (e)	13,606	151,707
Cato Corp.	12,291	298,917
CBRL Group, Inc.	12,800	418,176
CEC Entertainment, Inc. (b)	10,948	323,294
Charlotte Russe Holding, Inc. (b)	6,836	178,966
Children’s Place Retail Store, Inc. (The) (b) (e)	8,411	469,502
Christopher & Banks Corp. (e)	13,839	390,121
Citi Trends, Inc. (b) (e)	2,000	59,340
Conn’s, Inc. (b) (e)	2,400	61,728
Cost Plus, Inc. (b) (e)	10,385	140,094
CSK Auto Corp. (b)	14,400	174,384
Digital Theater Systems, Inc. (b)	5,212	97,047
Dress Barn, Inc. (b) (e)	18,429	397,698
EZCORP, Inc. (b)	4,900	203,987
Fossil, Inc. (b) (e)	17,845	324,065
Fred’s, Inc. (e)	13,160	157,788
Genesco, Inc. (b)	7,720	208,980
Group 1 Automotive, Inc.	9,663	592,535
Guitar Center, Inc. (b) (e)	10,555	448,799
Gymboree Corp. (b)	13,002	435,827
Haverty Furniture Co., Inc. (e)	10,475	161,420
Hibbet Sporting Goods, Inc. (b)	14,959	295,590
Insight Enterprises, Inc. (b)	19,962	338,156
Jo-Ann Stores, Inc. (b) (e)	7,883	111,939
Liquidity Services, Inc. (b)	4,635	58,957
M&F Worldwide Corp. (b)	3,500	60,235
Men’s Wearhouse, Inc.	16,100	500,871
Movado Group, Inc. (e)	8,037	181,074
New York & Co., Inc. (b)	5,200	52,728
Pantry, Inc. (The) (b)	8,475	417,733
PETCO Animal Supplies, Inc. (b)	23,115	648,839
Pier 1 Imports, Inc. (e)	27,200	184,960
RARE Hospitality International, Inc. (b)	14,171	372,697
Regis Corp.	17,975	605,399
Restoration Hardware, Inc. (b) (e)	14,020	95,336
Retail Ventures, Inc. (b) (e)	8,805	151,974
Rush Enterprises, Inc. (b)	10,000	184,000
Smart & Final, Inc. (b)	4,204	65,288
Sonic Automotive, Inc. (e)	8,752	201,296
Sportsman’s Guide, Inc. (The) (b)	1,400	43,162
Stein Mart, Inc.	7,733	99,678
Talbots, Inc.	9,600	198,048
Tuesday Morning Corp. (e)	13,342	192,925
Village Super Market, Inc., Class A (e)	1,300	85,475
Weis Markets, Inc.	4,283	169,778
West Marine, Inc. (b) (e)	5,162	65,299
Zale Corp. (b)	19,202	491,763
Zumiez, Inc. (b)	4,300	128,699

		15,988,104

Retail / Food & Drug (0.4%)

Arden Group, Inc., Class A	168	16,681
Ingles Markets, Inc., Class A	5,252	105,303
Longs Drug Stores Corp.	10,443	429,416
Nash-Finch Co. (e)	6,135	137,240
Pathmark Stores, Inc. (b)	21,868	187,409
Ruddick Corp.	12,289	300,835
Spartan Stores, Inc.	6,900	103,500
United Natural Foods, Inc. (b) (e)	15,972	481,395
Wild Oats Markets, Inc. (b)	11,580	207,166

		1,968,945

Semiconductors (2.4%)

Actel Corp. (b) (e)	11,909	161,486
Advanced Analogic Technologies, Inc. (b)	9,500	89,395
AMIS Holdings, Inc. (b)	12,875	120,768
Amkor Technology, Inc. (b) (e)	33,700	208,266
Applied Micro Circuits Corp. (b) (e)	106,270	274,177
Asyst Technologies, Inc. (b)	17,609	122,735
ATMI, Inc. (b) (e)	15,657	416,006
Axcelis Technologies, Inc. (b) (e)	41,533	229,677
Bookham, Inc. (b) (e)	28,000	83,440
Brooks Automation, Inc. (b) (e)	24,578	277,486
Cirrus Logic, Inc. (b) (e)	28,797	200,715
COHU, Inc.	9,945	150,965
Conexant Systems, Inc. (b)	162,240	290,410
Credence Systems Corp. (b)	44,122	124,424
Cymer, Inc. (b)	14,438	564,815
Diodes, Inc. (b)	8,460	303,629
EMCORE Corp. (b) (e)	17,100	120,726
Emulex Corp. (b)	28,640	426,450
Entegris, Inc. (b)	47,454	448,440
Exar Corp. (b) (e)	13,264	171,769
FEI Co. (b)	10,268	223,637
FormFactor, Inc. (b)	17,537	751,812
Genesis Microchip, Inc. (b)	15,404	207,954
Hittite Microwave Corp. (b)	3,700	150,775
Ikanos Communications (b)	5,400	74,790
Ixia (b) (e)	11,936	110,647
IXYS Corp. (b)	6,302	59,239
Kopin Corp. (b)	22,507	74,723
LTX Corp. (b)	26,373	142,414
Mattson Technology, Inc. (b)	22,474	182,938
Microsemi Corp. (b)	24,708	625,112
Microtune, Inc. (b) (e)	15,550	90,346
Mindspeed Technologies, Inc. (b)	44,800	80,192
MIPS Technologies, Inc. (b) (e)	19,574	123,903
MKS Instruments, Inc. (b)	11,123	229,912
Monolithic Power Systems (b)	4,700	44,462
Mosys, Inc. (b) (e)	4,400	31,592
Netlogic Microsystems, Inc. (b) (e)	4,600	112,700
Nextest Systems Corp. (b)	700	9,590
OmniVision Technologies, Inc. (b)	20,828	395,732
ON Semiconductor Corp. (b)	50,213	315,840
Optical Communication Products, Inc. (b) (e)	1,817	3,234
OSI Systems, Inc. (b)	4,876	87,719
Pericom Semiconductor Corp. (b)	8,700	73,080
Photronics Corp. (b)	12,692	177,307
PortalPlayer, Inc. (b) (e)	11,700	126,594
Power Integrations, Inc. (b)	13,276	211,088
Rudolph Technologies, Inc. (b)	10,887	151,438
Semitool, Inc. (b) (e)	4,518	40,120
Semtech Corp. (b)	29,635	382,292
Silicon Image, Inc. (b)	26,906	284,665
Silicon Storage Technology, Inc. (b) (e)	29,784	118,540
SiRF Technology Holdings, Inc. (b)	18,875	360,513
Skyworks Solutions Co. (b)	52,937	232,393
SunPower Corp., Class A (b)	4,845	154,701
Supertex, Inc. (b) (e)	5,380	178,831
Tessera Technologies, Inc. (b) (e)	15,128	476,078
Transmeta Corp. (b)	51,700	69,795
Transwitch Corp. (b) (e)	39,500	66,755
TriQuint Semiconductor, Inc. (b)	58,239	274,888
Ultratech Stepper, Inc. (b) (e)	8,450	127,933
Veeco Instruments, Inc. (b)	10,542	234,876
Virage Logic Corp. (b) (e)	2,000	17,040
Volterra Semiconductor Corp. (b) (e)	4,600	67,068
X-Rite, Inc. (e)	11,941	110,574

		12,851,611

Services (1.4%)

Advance America Cash Advance Centers, Inc.	21,980	292,774
Alderwoods Group, Inc. (b)	13,941	273,662
American Ecology Corp.	7,000	152,110
aQuantive, Inc. (b) (e)	26,199	537,080
Arbitron, Inc. (e)	12,253	448,582
Central Parking Corp. (e)	2,390	36,758
Clark, Inc.	5,300	63,971
Coinmach Service Corp.	6,200	61,752
Coinstar, Inc. (b)	9,238	225,315
Cornell Cos., Inc. (b)	6,700	110,483
First Advantage Corp., Class A (b) (e)	2,236	43,781
FTI Consulting, Inc. (b)	12,675	332,719
Gaiam, Inc. (b)	8,400	113,316
Geo Group, Inc. (The) (b)	5,715	235,572
Healthcare Services Group, Inc. (e)	11,900	257,159
ICT Group, Inc. (b)	1,200	29,880
Labor Ready, Inc. (b)	20,569	335,480
Manhattan Associates, Inc. (b)	9,140	192,488
MasTec, Inc. (b)	12,246	160,055
National Healthcare Corp.	1,500	69,285
Perini Corp. (b)	6,283	142,121
Perot Systems Corp., Class A (b)	27,848	370,935
PHH Corp. (b)	17,520	438,175
Providence Service Corp. (b)	5,875	144,349
Rent-A-Center, Inc. (b)	27,050	728,457
Rollins, Inc. (e)	9,761	206,250
Secure Computing Corp. (b)	15,491	86,130
Sotheby’s Holdings, Inc. (e)	20,698	571,886
Source Interlink Cos., Inc. (b) (e)	15,989	183,874
Stewart Enterprises, Inc., Class A	34,672	185,495
Team, Inc. (b) (e)	3,500	86,520
Tetra Tech, Inc. (b)	18,807	301,476
Vertrue, Inc. (b) (e)	3,655	155,191
Volt Information Sciences, Inc. (b)	3,605	152,852

		7,725,933

Steel (0.7%)

AK Steel Holding Corp. (b)	37,940	490,185
Chaparral Steel Co. (b)	8,783	616,479
Maverick Tube Corp. (b) (e)	12,847	819,510
NS Group, Inc. (b)	8,341	421,888
Olympic Steel, Inc.	3,900	137,163
Oregon Steel Mills, Inc. (b)	12,921	597,467
Ryerson Tull, Inc. (e)	9,609	259,923
Schnitzer Steel Industries, Inc. (e)	9,179	311,168
Wheeling-Pittsburgh Corp. (b) (e)	5,140	113,902

		3,767,685

Technology (1.8%)

Acacia Research - Acacia Technologies (b) (e)	11,600	139,896
American Reprographics Co. (b)	8,300	265,434
Andrew Corp. (b)	54,000	456,300
Benchmark Electronics, Inc. (b)	21,165	514,944
Black Box Corp.	7,277	299,157
CommScope, Inc. (b)	19,767	617,323
Concur Technologies, Inc. (b) (e)	9,500	124,070
CTS Corp. (e)	11,837	170,571
Digi International, Inc. (b) (e)	7,600	95,076
Dionex Corp. (b) (e)	6,945	384,406
EMS Technologies, Inc. (b)	8,000	123,200
Excel Technology, Inc. (b)	4,019	117,877
Input/Output, Inc. (b) (e)	23,286	228,901
Intergraph Corp. (b)	11,783	418,650
Kanbay International, Inc. (b) (e)	9,675	140,288
KEMET Corp. (b)	27,506	230,225
Kronos, Inc. (b)	12,997	377,043
Kulicke & Soffa Industries, Inc. (b)	24,668	182,297
Lattice Semiconductor Corp. (b)	35,775	211,073
Lionbridge Technologies, Inc. (b) (e)	16,600	99,766
Medis Technologies, Inc. (b) (e)	8,677	192,629
Merge Technologies, Inc. (b)	11,295	80,195
Micros Systems, Inc. (b)	15,334	613,360
MTC Technologies, Inc. (b)	3,362	68,013
Ness Technologies, Inc. (b)	9,075	100,188
Opsware, Inc. (b)	25,688	178,532
Orbital Sciences Corp. (b)	21,222	380,086
ParkerVision, Inc. (b)	3,900	24,843
Plantronics, Inc.	15,505	241,258
Plexus Corp. (b)	17,604	438,692
Progress Software Corp. (b)	17,135	387,765
Rentech, Inc. (b) (e)	44,000	211,200
Sonic Solutions (b) (e)	8,500	120,785
Symmetricom, Inc. (b) (e)	21,285	150,698
Synagro Technologies, Inc. (e)	32,400	128,628
Varian Semiconductor Equipment Associates, Inc. (b)	19,164	607,499
Varian, Inc. (b)	12,469	560,856
Viisage Technology, Inc. (b) (e)	9,820	170,082

		9,851,806

Telecommunications (1.7%)

ADTRAN, Inc.	26,805	586,224
Alaska Communications Systems	19,000	235,410
Holdings, Inc.
Align Technology, Inc. (b) (e)	20,892	141,230
Anaren Microwave, Inc. (b)	8,493	151,770
Arris Group, Inc. (b)	36,333	388,400
Atlantic Tele-Network, Inc.	400	7,432
Broadwing Corp. (b)	24,851	228,381
Carrier Access Corp. (b)	4,100	31,570
Cbeyond, Inc. (b) (e)	7,575	135,441
Centennial Communications Corp. (e)	7,500	39,900
Cincinnati Bell, Inc. (b)	98,379	394,500
Commonwealth Telephone Enterprises, Inc.	9,348	313,251
Comtech Telecommunications Corp. (b) (e)	9,570	265,663
Consolidated Communications	7,500	125,850
Holdings, Inc.
CPI International, Inc. (b)	300	4,194
CT Communications, Inc.	8,670	216,577
Ditech Networks, Inc. (b)	14,620	118,714
Dobson Communications Corp. (b)	56,580	379,652
Eschelon Telecom, Inc. (b)	5,800	84,042
Essex Corp. (b) (e)	7,900	121,344
FairPoint Communications, Inc.	11,300	167,353
Finisar Corp. (b) (e)	91,180	255,304
First Avenue Networks, Inc. (b)	17,700	142,485
General Cable Corp. (b)	17,390	620,822
General Communication, Inc. (b) (e)	19,348	230,822
Golden Telecom, Inc.	6,375	157,590
IDT Corp. (b) (e)	16,235	217,224
InfoSpace, Inc. (b) (e)	9,609	211,975
InterVoice-Brite, Inc. (b) (e)	17,456	110,322
Iowa Telecommunications Services, Inc. (e)	10,600	206,488
iPCS, Inc. (b)	7,100	330,931
Lightbridge, Inc. (b)	12,500	144,375
Loral Space and Communications, Inc. (b) (e)	2,600	71,786
Neon Communications, Inc. (c) (d) (b)	125	0
North Pittsburgh Systems, Inc.	3,623	93,582
NTELOS Holdings Corp. (b)	7,360	106,352
Premiere Global Services, Inc. (b)	29,575	216,785
Price Communications Corp. (b) (e)	17,037	295,762
Radyne ComStream, Inc. (b)	8,800	98,384
RCN Corp. (b) (e)	8,630	207,120
Savvis, Inc. (b)	14,530	395,507
Shenandoah Telecommunications Co. (e)	1,761	77,255
Sirenza Microdevices, Inc. (b)	6,300	59,787
SureWest Communications (e)	4,800	83,712
Talk America Holdings, Inc. (b) (e)	14,820	87,883
UTStarcom, Inc. (b) (e)	47,825	397,426
Vonage Holdings Corp. (b)	15,300	108,477
XO Communications, Inc. (c) (d) (b)	5,400	0
Zhone Technologies, Inc. (b) (e)	36,540	53,714

		9,118,768

Tire & Rubber (0.1%)

Bandag, Inc. (e)	3,687	127,128
Cooper Tire & Rubber Co. (e)	26,268	262,417

		389,545

Tobacco (0.1%)

Alliance One International, Inc.	40,911	160,780
Universal Corp.	10,732	379,054
Vector Group Ltd. (e)	16,541	267,799

		807,633

Transportation Services (1.4%)

Abx Air, Inc. (b)	17,200	92,708
Ambassadors International, Inc. (e)	1,100	27,357
AMERCO, Inc. (b)	3,304	291,413
American Commercial Lines, Inc. (b)	11,400	626,431
Arkansas Best Corp.	10,225	454,297
Atlas Air Worldwide Holdings, Inc (b)	7,900	332,274
Bristow Group, Inc. (b)	7,700	260,953
Celadon Group, Inc. (b)	9,900	173,943
Dynamex, Inc. (b)	1,560	32,666
EGL, Inc. (b)	10,473	459,869
Forward Air Corp.	12,591	404,045
Genesee & Wyoming, Inc., Class A (b) (e)	11,780	309,932
Greenbrier Cos., Inc. (e)	6,190	171,958
Gulfmark Offshore, Inc. (b)	6,140	194,638
Heartland Express, Inc.	19,946	300,187
Horizon Lines, Inc., Class A	4,700	75,200
Hornbeck Offshore Services, Inc. (b)	7,510	260,973
HUB Group, Inc., Class A (b)	12,615	284,847
Interpool, Inc. (e)	2,000	40,240
Knight Transportation, Inc. (e)	18,420	316,087
Maritrans, Inc. (e)	4,000	91,360
Marten Transport Ltd. (b)	3,845	59,674
Navigant International, Inc. (b) (e)	3,100	50,964
Old Dominion Freight Line, Inc. (b)	11,579	377,244
P.A.M. Transportation Services, Inc. (b)	1,200	34,152
Pacer International, Inc.	15,024	448,466
Patriot Transportation Holding, Inc.(b) (e)	100	6,706
PHI, Inc. (b)	3,500	110,460
Quality Distribution, Inc. (b)	900	11,493
RailAmerica, Inc. (b) (e)	12,819	128,703
Saia, Inc. (b)	6,855	193,242
Sirva, Inc. (b)	13,300	72,751
Standard Parking Corp. (b)	600	18,756
Star Maritime Acquisition Corp. (b) (e)	2,300	22,172
TAL International Group, Inc. (b) (e)	4,200	101,976
U.S. Xpress Enterprises, Inc. (b)	4,600	106,996
Universal Truckload Services, Inc. (b)	1,600	56,080
USA Truck, Inc. (b)	4,600	88,090
Werner Enterprises, Inc.	17,062	307,116
Wright Express Corp. (b)	13,175	394,591

		7,791,010

Utilities (1.4%)

ALLETE, Inc.	10,160	471,627
Black Hills Corp.	12,980	465,073
CH Energy Group, Inc. (e)	5,163	256,033
Duquesne Light Holdings, Inc. (e)	30,134	586,709
Empire District Electric Co. (e)	13,276	295,657
FuelCell Energy, Inc. (b) (e)	17,543	154,905
Headwaters, Inc. (b) (e)	16,044	371,258
IDACORP, Inc. (e)	14,914	555,994
Littelfuse, Inc. (b)	9,366	316,383
MGE Energy, Inc. (e)	6,023	195,627
Northwestern Corp.	11,600	402,520
Ormat Technologies, Inc. (e)	1,930	71,391
Otter Tail Co.	9,040	268,126
Pike Electric Corp. (b)	4,800	86,448
PNM Resources, Inc.	27,000	723,870
Portland General Electric Co. (e)	11,100	290,376
Time Warner Telecom, Inc. (b)	25,874	433,390
UIL Holdings Corp.	9,213	320,889
UniSource Energy Corp.	13,964	465,839
Westar Energy, Inc.	34,000	785,400

		7,517,515

Veterinary Services (0.0%)

PetMed Express, Inc. (b)	9,500	110,865

Warehousing (0.1%)

Mobile Mini, Inc. (b) (e)	14,229	435,692

Water (0.2%)

American States Water Co. (e)	7,446	281,831
Basin Water, Inc. (b) (e)	5,500	48,400
California Water Service Group (e)	5,297	193,870
Mueller Water Products, Inc. (b)	11,400	180,690
Southwest Water Co. (e)	11,125	141,065

		845,856

Wireless Equipment (0.4%)

Atheros Communications (b) (e)	20,465	338,082
CalAmp Corp. (b)	5,000	31,450
I.D. Systems, Inc. (b) (e)	5,600	94,752
InPhonic, Inc. (b) (e)	12,580	82,525
InterDigital Communications Corp. (b) (e)	20,950	574,239
Novatel Wireless, Inc. (b) (e)	13,004	143,824
Pegasus Wireless Corp. (b)	15,600	111,852
Powerwave Technologies, Inc. (b) (e)	44,305	351,781
Syniverse Holdings, Inc. (b)	6,100	85,278
Universal Electronics, Inc. (b) (e)	4,156	73,520
USA Mobility, Inc.	11,724	202,239
ViaSat, Inc. (b)	7,323	180,878
Wireless Facilities, Inc. (b)	18,860	45,453

		2,315,873

Total Common Stocks		445,800,966

Cash Equivalents (18.0%)

Investments in repurchase agreements (collaterized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $94,495,200)	$94,481,895	94,481,895

Total Cash Equivalents		94,481,895

Short-Term Securities Held as Collateral for Securities on Loan (20.4%)
Pool of short-term securities for Gartmore	113,153,597	113,153,597

Mutual Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities on Loan		113,153,597

Total Investments (Cost $626,714,701) (a) - 120.0%		653,436,458
Liabilities in excess of other assets - (20.0)%		(110,695,278)

NET ASSETS - 100.0%		$542,741,180

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.
(d)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board Of Trustees.
(e)	All or part of the security was on loan as of July 31, 2006.

At July 31, 2006, the Fund’s open long futures contracts were as follows:

Number of Contracts	Long Contracts*	Expiration	Market Value Covered By Contracts	Unrealized Appreciation (Depreciation)
286	Russell 2000	09/15/06	$100,757,800	($1,013,143)

*	Cash pledged as collateral.

Gartmore Investor Destinations Aggressive Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (100.1%)
Equity Funds (95.1%)

Gartmore International Index Fund,	22,409,187	$223,643,682
Institutional Class (b)
Gartmore Mid Cap Market Index Fund,	7,278,769	108,599,241
Institutional Class (b)
Gartmore S&P 500 Index Fund,	26,967,056	295,019,596
Institutional Class (b)
Gartmore Small Cap Index Fund,	5,838,476	72,630,639
Institutional Class (b)

		699,893,158

Fixed Income Funds (5.0%)

Gartmore Bond Index Fund, Institutional Class (b)	3,450,679	36,611,700
Total Mutual Funds		736,504,858

Total Investments (Cost $642,309,763) (a) - 100.1%		736,504,858
Liabilities in excess of other assets - (0.1)%		(392,108)

NET ASSETS - 100.0%		$736,112,750

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

Gartmore Investor Destinations Moderately Aggressive Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (97.4%)
Equity Funds (80.1%)

Gartmore International Index Fund, Institutional Class (b)	31,358,807	$312,960,899
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	12,221,886	182,350,542
Gartmore S&P 500 Index Fund, Institutional Class (b)	39,622,947	433,475,041
Gartmore Small Cap Index Fund, Institutional Class (b)	4,901,814	60,978,564

		989,765,046

Fixed Income Funds (17.3%)

Gartmore Bond Index Fund, Institutional Class (b)	17,382,889	184,432,452
Gartmore Enhanced Income Fund, Institutional Class (b)	3,244,324	29,555,790

		213,988,242

Total Mutual Funds		1,203,753,288

Fixed Contract (2.6%)

Nationwide Fixed Contract, 3.50% (b) (c)	31,586,036	31,586,036

Total Fixed Contract		31,586,036

Total Investments (Cost $1,105,141,004) (a) - 100.0%		1,235,339,324
Liabilities in excess of other assets - 0.0%		(75,236)

NET ASSETS - 100.0%		$1,235,264,088

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Investor Destinations Moderate Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (92.2%)
Equity Funds (60.1%)

Gartmore International Index Fund, Institutional Class (b)	20,263,558	$202,230,311
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	8,774,894	130,921,419
Gartmore S&P 500 Index Fund, Institutional Class (b)	36,580,496	400,190,629
Gartmore Small Cap Index Fund, Institutional Class (b)	5,279,084	65,671,801

		799,014,160

Fixed Income Funds (32.1%)

Gartmore Bond Index Fund, Institutional Class (b)	31,207,177	331,108,150
Gartmore Enhanced Income Fund, Institutional Class (b)	10,515,356	95,794,890

		426,903,040

Total Mutual Funds		1,225,917,200

Fixed Contract (7.7%)

Nationwide Fixed Contract, 3.50% (b) (c)	101,784,216	101,784,216

Total Fixed Contract		101,784,216

Total Investments (Cost $1,239,014,446) (a) - 99.9%		1,327,701,416
Other assets in excess of liabilities - 0.1%		762,582

NET ASSETS - 100.0%		$1,328,463,998

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Investor Destinations Moderately Conservative Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (87.1%)
Equity Funds (40.1%)

Gartmore International Index Fund, Institutional Class (b)	3,024,211	$30,181,625
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	1,964,386	29,308,634
Gartmore S&P 500 Index Fund, Institutional Class (b)	5,459,397	59,725,806

		119,216,065

Fixed Income Funds (47.0%)

Gartmore Bond Index Fund, Institutional Class (b)	9,779,615	103,761,711
Gartmore Enhanced Income Fund, Institutional Class (b)	3,907,421	35,596,610

		139,358,321

Total Mutual Funds		258,574,386

Fixed Contract (12.8%)

Nationwide Fixed Contract, 3.50% (b) (c)	38,114,282	38,114,282

Total Fixed Contract		38,114,282

Total Investments (Cost $285,544,751) (a) - 99.9%		296,688,668
Other assets in excess of liabilities - 0.1%		364,091

NET ASSETS - 100.0%		$297,052,759

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Investor Destinations Conservative Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (73.7%)
Equity Funds (20.1%)

Gartmore International Index Fund, Institutional Class (b)	991,113	$9,891,310
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	643,615	9,602,736
Gartmore S&P 500 Index Fund, Institutional Class (b)	1,787,624	19,556,605

		39,050,651

Fixed Income Funds (53.6%)

Gartmore Bond Index Fund, Institutional Class (b)	7,322,848	77,695,417
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	2,915,453	26,559,773

		104,255,190

Total Mutual Funds		143,305,841

Fixed Contract (26.1%)

Nationwide Fixed Contract, 3.50% (b) (c)	50,712,687	50,712,687

Total Fixed Contract		50,712,687

Total Investments (Cost $192,717,814) (a) - 99.8%		194,018,528
Other assets in excess of liabilities - 0.2%		297,628

NET ASSETS - 100.0%		$194,316,156

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Optimal Allocations Fund: Aggressive

Statement of Investments

July 31, 2006

(Unaudited)

	Shares	Value
Mutual Funds (99.8%)
Equity Funds (99.8%)

Gartmore Emerging Markets Fund Institutional Class (b)	21,402	$358,062
Gartmore Global Financial Services Fund Institutional Class (b)	98,170	1,437,202
Gartmore Global Health Sciences Fund Institutional Class (b)	92,671	1,017,532
Gartmore Global Natural Resources Fund Institutional Class (b)	21,718	449,339
Gartmore Global Technology and Communications Fund Institutional Class (b)	244,525	897,407
Gartmore Global Utilities Fund Institutional Class (b)	15,696	185,993
Gartmore International Growth Fund Institutional Class (b)	36,722	455,715
Gartmore Micro Cap Equity Fund Institutional Class (b)	14,997	341,791
Gartmore Nationwide Fund Institutional Class (b)	70,511	1,341,111
Gartmore Small Cap Fund Institutional Class (b)	32,707	621,424
Gartmore U.S. Growth Leaders Fund Institutional Class (b)	94,730	873,415
Gartmore U.S. Growth Leaders Long-Short Fund Institutional Class (b)	43,644	442,989
iShares Cohen & Steers Realty Majors Index Fund	6,215	543,253

Total Mutual Funds		8,965,233

Total Investments (Cost $9,117,098) (a) - 99.8%		8,965,233
Other assets in excess of liabilities - 0.2%		20,300

NET ASSETS - 100.0%		$8,985,533

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

Gartmore Optimal Allocations Fund: Moderately Aggressive

Statement of Investments

July 31, 2006

(Unaudited)

	Shares	Value
Mutual Funds (99.8%)
Equity Funds (80.0%)

Gartmore Emerging Markets Fund Institutional Class (b)	42,628	$713,170
Gartmore Global Financial Services Fund Institutional Class (b)	195,506	2,862,211
Gartmore Global Health Sciences Fund Institutional Class (b)	156,652	1,720,035
Gartmore Global Natural Resources Fund Institutional Class (b)	57,693	1,193,667
Gartmore Global Technology and Communications Fund Institutional Class (b)	324,656	1,191,486
Gartmore Global Utilities Fund Institutional Class (b)	62,549	741,211
Gartmore International Growth Fund Institutional Class (b)	97,525	1,210,287
Gartmore Mid Cap Growth Fund Institutional Class (b)	45,180	703,445
Gartmore Nationwide Fund Institutional Class (b)	149,788	2,848,971
Gartmore Small Cap Fund Institutional Class (b)	74,440	1,414,359
Gartmore U.S. Growth Leaders Fund Institutional Class (b)	201,215	1,855,201
Gartmore U.S. Growth Leaders Long-Short Fund Institutional Class (b)	139,346	1,414,365
iShares Cohen & Steers Realty Majors Index Fund	13,916	1,216,398

		19,084,806

Fixed Income Funds (19.8%)

Gartmore Bond Fund Institutional Class (b)	328,305	3,082,784
Gartmore Convertible Fund Institutional Class (b)	92,679	945,323
Gartmore High Yield Bond Fund Institutional Class (b)	104,099	707,872

		4,735,979

Total Mutual Funds		23,820,785

Total Investments (Cost $23,966,140) (a) - 99.8%		23,820,785
Other assets in excess of liabilities - 0.2%		47,421

NET ASSETS - 100.0%		$23,868,206

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

Gartmore Optimal Allocations Fund: Moderate

Statement of Investments

July 31, 2006

(Unaudited)

	Shares	Value
Mutual Funds (99.4%)
Equity Funds (61.0%)

Gartmore Global Financial Services Fund Institutional Class (b)	153,890	$2,252,945
Gartmore Global Health Sciences Fund Institutional Class (b)	105,599	1,159,472
Gartmore Global Natural Resources Fund Institutional Class (b)	68,298	1,413,088
Gartmore Global Technology and Communications Fund Institutional Class (b)	153,273	562,512
Gartmore Global Utilities Fund Institutional Class (b)	98,347	1,165,415
Gartmore International Growth Fund Institutional Class (b)	115,157	1,429,097
Gartmore Mid Cap Growth Fund Institutional Class (b)	71,106	1,107,118
Gartmore Nationwide Fund Institutional Class (b)	162,043	3,082,062
Gartmore Small Cap Fund Institutional Class (b)	29,312	556,928
Gartmore U.S. Growth Leaders Fund Institutional Class (b)	118,759	1,094,958
Gartmore U.S. Growth Leaders Long-Short Fund Institutional Class (b)	191,745	1,946,208
iShares Cohen & Steers Realty Majors Index Fund	16,890	1,476,355

		17,246,158

Fixed Income Funds (35.5%)

Gartmore Bond Fund Institutional Class (b)	685,370	6,435,627
Gartmore Convertible Fund Institutional Class (b)	164,054	1,673,351
Gartmore High Yield Bond Fund Institutional Class (b)	204,743	1,392,255
Gartmore Short Duration Bond Fund Institutional Class (b)	56,857	557,763

		10,058,996

Money Market Funds (2.9%)

Gartmore Money Market Fund Institutional Class (b)	834,077	834,077

Total Mutual Funds		28,139,231

Total Investments (Cost $28,060,254) (a) - 99.4%		28,139,231
Other assets in excess of liabilities - 0.6%		175,509

NET ASSETS - 100.0%		$28,314,740

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

Gartmore Optimal Allocations Fund: Specialty

Statement of Investments

July 31, 2006

(Unaudited)

	Shares	Value
Mutual Funds (98.6%)
Equity Funds (98.6%)

Gartmore Emerging Markets Fund Institutional Class (b)	374,867	$6,271,520
Gartmore Global Financial Services Fund Institutional Class (b)	583,458	8,541,822
Gartmore Global Health Sciences Fund Institutional Class (b)	547,752	6,014,320
Gartmore Global Natural Resources Fund Institutional Class (b)	152,251	3,150,064
Gartmore Global Technology and Communications Fund Institutional Class (b)	856,534	3,143,479
Gartmore Global Utilities Fund Institutional Class (b)	235,436	2,789,915
Gartmore Micro Cap Equity Fund Institutional Class (b)	225,416	5,137,234
Gartmore U.S. Growth Leaders Long-Short Fund Institutional Class (b)	524,899	5,327,721
iShares Cohen & Steers Realty Majors Index Fund	52,475	4,586,840

Total Mutual Funds		44,962,915

Total Investments (Cost $43,669,350) (a) - 98.6%		44,962,915
Other assets in excess of liabilities - 1.4%		639,165

NET ASSETS - 100.0%		$45,602,080

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

Gartmore Growth Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.7%)
Aerospace & Defense (2.9%)

Boeing Co. (The)	38,030	$2,944,283
Rockwell Collins, Inc.	55,600	2,967,372

		5,911,655

Agriculture (1.3%)

Archer-Daniels-Midland Co.	40,870	1,798,280
Monsanto Co.	20,000	859,800

		2,658,080

Banks (1.0%)

Commerce Bancorp, Inc.	14,940	507,512
Wachovia Corp.	30,170	1,618,017

		2,125,529

Basic Industry & Gold (2.1%)

Freeport-McMoRan Copper & Gold, Inc.	19,600	1,069,376
Praxair, Inc.	57,610	3,159,333

		4,228,709

Broadcast Media (0.8%)

Comcast Corp., Class A (b)	50,350	1,731,033

Business Services (0.1%)

Corporate Executive Board Co. (The)	2,600	244,400

Casinos & Gambling (0.9%)

WMS Industries, Inc. (b) (c)	66,950	1,776,184

Computer Equipment (1.3%)

Apple Computer, Inc. (b)	38,970	2,648,401

Computer Software & Services (13.7%)

Activision, Inc. (b)	92,650	1,107,168
BEA Systems, Inc. (b)	113,350	1,330,729
Cisco Systems, Inc. (b)	290,000	5,176,499
Citrix Systems, Inc. (b)	63,400	2,014,218
Cognizant Technology Solutions Corp., Class A (b)	29,440	1,928,026
Electronic Arts, Inc. (b)	15,700	739,627
F5 Networks, Inc. (b) (c)	44,390	2,057,033
Hyperion Solutions Corp. (b)	73,600	2,293,376
Microsoft Corp.	198,330	4,765,869
Oracle Corp. (b)	217,000	3,248,490
Red Hat, Inc. (b) (c)	84,340	1,997,171
THQ, Inc. (b) (c)	58,400	1,325,096

		27,983,302

Construction & Building Materials (0.5%)

Vulcan Materials Co.	14,830	993,165

Consumer Products (3.3%)

Altria Group, Inc.	14,500	1,159,565
Colgate-Palmolive Co.	67,540	4,006,473
Procter & Gamble Co.	26,900	1,511,780

		6,677,818

E-Commerce & Services (3.1%)

CheckFree Corp. (b)	15,950	709,775
eBay, Inc. (b)	59,650	1,435,776
First Data Corp.	40,260	1,644,621
Yahoo!, Inc. (b)	96,730	2,625,252

		6,415,424

Electronics (2.1%)

Emerson Electric Co.	46,440	3,665,045
Harman International Industries, Inc.	7,470	599,094

		4,264,139

Financial Services (6.7%)

AmeriCredit Corp. (b)	20,570	505,816
Capital One Financial Corp.	24,540	1,898,169
Chicago Mercantile Exchange Holdings, Inc.	3,580	1,651,096
GFI Group, Inc. (b)	30,520	1,750,627
Goldman Sachs Group, Inc.	21,340	3,259,686
SLM Corp.	30,600	1,539,180
State Street Corp.	27,060	1,625,224
T. Rowe Price Group, Inc.	33,640	1,389,668

		13,619,466

Food & Beverage (2.5%)

PepsiCo, Inc.	81,230	5,148,357

Healthcare (9.8%)

Allergan, Inc.	4,700	506,895
Amgen, Inc. (b)	37,050	2,583,867
Baxter Int’l, Inc.	61,700	2,591,400
Covance, Inc. (b) (c)	33,300	2,123,208
Express Scripts, Inc. (b)	16,200	1,247,886
Gilead Sciences, Inc. (b)	67,230	4,133,300
Manor Care, Inc.	32,420	1,622,621
Medco Health Solutions, Inc. (b)	28,710	1,703,364
UnitedHealth Group, Inc.	73,290	3,505,461

		20,018,002

Hotels & Casinos (2.6%)

Penn National Gaming, Inc. (b)	41,000	1,355,870
Starwood Hotels & Resorts Worldwide	43,830	2,304,581
Station Casinos, Inc. (c)	30,500	1,673,230

		5,333,681

Instruments - Scientific (0.8%)

Thermo Electron Corp. (b)	42,110	1,558,491

Internet (1.6%)

Google, Inc. (b)	8,490	3,282,234

Manufacturing (3.7%)

Caterpillar, Inc.	15,460	1,095,650
Danaher Corp.	40,950	2,669,939
General Electric Corp.	62,750	2,051,298
Precision Castparts Corp.	30,400	1,813,360

		7,630,247

Medical (8.1%)

Genentech, Inc. (b)	30,830	2,491,681
Genzyme Corp. (b)	30,760	2,100,293
Invitrogen Corp. (b) (c)	20,500	1,266,695
Johnson & Johnson	107,470	6,722,248
McKesson Corp.	30,400	1,531,856
Medtronic, Inc.	38,000	1,919,760
Stryker Corp.	13,600	618,936

		16,651,469

Oil & Gas (4.9%)

Denbury Resources, Inc. (b) (c)	66,820	2,316,649
Exxon Mobil Corp.	23,950	1,622,373
Halliburton Co.	49,450	1,649,652
Tesoro Corp.	21,730	1,625,404
Transocean, Inc. ADR - KY (b)	17,920	1,383,962
Weatherford International Ltd. (b)	29,560	1,384,590

		9,982,630

Pharmaceuticals (4.8%)

Adams Respiratory Therapeutics, Inc. (b) (c)	23,550	1,053,156
Eli Lilly and Co.	27,050	1,535,629
Forest Laboratories, Inc., Class A (b)	23,400	1,083,654
Pharmaceutical Product Development, Inc. (c)	16,000	615,680
Schering-Plough Corp.	82,940	1,695,294
Shire PLC ADR - UK (c)	23,500	1,139,985
Wyeth	56,390	2,733,222

		9,856,620

Retail (7.9%)

Abercrombie & Fitch Co.	29,000	1,535,840
Circuit City Stores, Inc.	88,200	2,160,900
Coach, Inc. (b)	80,480	2,310,581
CVS Corp.	110,840	3,626,684
Home Depot, Inc. (The)	45,050	1,563,686
Lowe’s Cos., Inc.	71,900	2,038,365
Target Corp.	64,000	2,938,880

		16,174,936

Semiconductors (5.2%)

Broadcom Corp., Class A (b)	57,300	1,374,627
Freescale Semiconductor, Inc. (b)	63,340	1,806,457
Integrated Device Technology, Inc. (b)	87,250	1,349,758
Intersil Corp.	60,470	1,421,650
Marvell Technology Group Ltd. (b)	111,200	2,062,759
MEMC Electronic Materials, Inc. (b)	46,000	1,399,320
SiRF Technology Holdings, Inc. (b) (c)	25,970	496,027
Texas Instruments, Inc.	24,870	740,629

		10,651,227

Telecommunications (5.9%)

Comverse Technology, Inc. (b)	112,930	2,188,583
Corning, Inc. (b)	138,220	2,635,855
Motorola, Inc.	147,250	3,351,411
Neustar, Inc. (b) (c)	56,510	1,743,899
QUALCOMM, Inc.	58,620	2,066,941

		11,986,689

Transportation (0.7%)

C.H. Robinson Worldwide, Inc.	29,900	1,368,822

Waste Management (1.0%)

Republic Services, Inc.	51,510	2,068,642

Wholesale Distribution (0.5%)

WESCO International, Inc. (b)	16,760	976,270

Total Common Stocks		203,965,622

Short-Term Securities Held as Collateral for Securities on Loan (6.3%)

Pool of short-term securities for Gartmore Mutual Funds – notes to Statement of Investments (Securities Lending)	$12,938,943	12,938,943

Total Short-Term Securities Held as Collateral for Securities on Loan		12,938,943

Total Investments (Cost $204,922,069) (a) - 106.0%		216,904,565
Liabilities in excess of other assets - (6.0)%		(12,264,539)

NET ASSETS - 100.0%		$204,640,026

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of July 31, 2006.

ADR	American Depositary Receipt
UK	United Kingdom
KY	Cayman Islands

Gartmore Nationwide Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.2%)
Aerospace & Defense (2.1%)

Boeing Co. (The)	140,942	$10,911,729
General Dynamics Corp.	26,930	1,804,849
Northrop Grumman Corp.	98,858	6,543,411
United Technologies Corp.	110,000	6,840,900

		26,100,889

Agriculture (0.5%)

Archer-Daniels-Midland Co.	128,820	5,668,080

Automotive (0.3%)

Autoliv, Inc.	64,650	3,631,391

Banks (5.7%)

Bank of America Corp.	354,764	18,280,988
Bank of New York Co., Inc. (The)	101,100	3,397,971
BB&T Corp.	34,400	1,444,456
Bear Stearns Cos., Inc. (The)	58,550	8,306,489
J.P. Morgan Chase & Co.	374,204	17,071,186
Mellon Financial Corp.	71,000	2,485,000
New York Community Bancorp, Inc. (c)	188,450	3,077,389
PNC Bank Corp.	97,026	6,873,322
SunTrust Banks, Inc.	70,960	5,596,615
Wachovia Corp.	61,693	3,308,596

		69,842,012

Capital Goods (0.6%)

Cummins Engine, Inc.	25,500	2,983,500
Parker Hannifin Corp.	52,200	3,770,928

		6,754,428

Chemicals (1.0%)

Dow Chemical Co.	79,650	2,754,297
E.I. du Pont de Nemours & Co.	123,330	4,891,268
Rohm & Haas Co.	86,300	3,980,156

		11,625,721

Computer Equipment (1.8%)

Hewlett-Packard Co.	389,710	12,435,645
Ingram Micro, Inc. (b) (c)	174,150	3,070,265
International Business Machines Corp.	86,711	6,712,299

		22,218,209

Computer Software & Services (3.5%)

Affiliated Computer Services, Inc., Class A (b)	41,411	2,109,062
Cisco Systems, Inc. (b)	850,016	15,172,786
Microsoft Corp.	1,039,895	24,988,677

		42,270,525

Construction & Building Materials (0.4%)

Martin Marietta Materials, Inc. (c)	57,300	4,613,796
Vulcan Materials Co.	6,100	408,517

		5,022,313

Consumer Products (5.0%)

Altria Group, Inc.	332,386	26,580,908
Black & Decker Corp.	47,200	3,328,072
Procter & Gamble Co.	515,090	28,948,058
Sherwin-Williams Co. (c)	43,850	2,218,810

		61,075,848

Data Processing & Reproduction (0.3%)

Alliance Data Systems Corp. (b) (c)	59,900	3,074,068
Diversified Minerals (0.1%)

Teck Cominco Ltd., Class B	9,500	628,140
E-Commerce & Services (0.8%)

eBay, Inc. (b)	98,446	2,369,595
Google, Inc. (b)	18,050	6,978,130
Yahoo!, Inc. (b)	20,400	553,656

		9,901,381

Electric - Integrated (0.5%)

Edison International	143,750	5,948,375

Electronics (0.7%)

Arrow Electronics, Inc. (b)	117,500	3,320,550
Avnet, Inc. (b)	67,770	1,233,414
L-3 Communications Holdings, Inc.	43,300	3,189,045
Molex, Inc.	25,000	793,000

		8,536,009

Financial Services (9.5%)

Affiliated Managers Group, Inc. (b) (c)	18,900	1,730,295
CIT Group, Inc.	106,600	4,894,006
Citigroup, Inc.	144,477	6,979,684
Countrywide Financial Corp.	66,300	2,375,529
Credit Suisse Group ADR - CH (c)	53,000	2,962,700
Federated Investors, Inc.	72,025	2,233,495
Franklin Resources, Inc.	18,200	1,664,390
Goldman Sachs Group, Inc.	111,453	17,024,445
Hudson City Bancorp, Inc.	426,924	5,537,204
KKR Financial Corp. (c)	235,780	5,460,665
Legg Mason, Inc.	46,999	3,923,007
Lehman Brothers Holdings, Inc.	158,050	10,265,348
Merrill Lynch & Co., Inc.	61,001	4,442,093
Morgan Stanley	216,840	14,419,859
Northern Trust Corp.	65,270	3,726,917
Prudential Financial, Inc.	94,550	7,435,412
State Street Corp.	64,400	3,867,864
TD Ameritrade Holding Corp. (b)	132,056	2,163,077
U.S. Bancorp	127,300	4,073,600
UBS AG ADR - CH	66,400	3,612,160
Wells Fargo & Co.	62,889	4,549,390
Zions Bancorp	45,000	3,696,300

		117,037,440

Food & Beverage (0.9%)

Coca-Cola Enterprises, Inc.	363,100	7,792,126
Constellation Brands, Inc. (b)	4,800	117,408
General Mills, Inc.	68,300	3,544,770

		11,454,304

Healthcare (4.2%)

Aetna, Inc.	156,902	4,940,844
Amgen, Inc. (b)	130,591	9,107,416
Biogen Idec, Inc. (b)	129,350	5,448,222
Gilead Sciences, Inc. (b)	32,350	1,988,878
Triad Hospitals, Inc. (b) (c)	77,750	3,029,918
UnitedHealth Group, Inc.	409,381	19,580,693
WellPoint, Inc. (b)	95,400	7,107,300

		51,203,271

Hotels & Casinos (0.1%)

Hilton Hotels Corp.	56,750	1,358,028

Instruments - Scientific (0.3%)

Fisher Scientific International, Inc. (b)	44,850	3,323,834

Insurance (6.7%)

American International Group, Inc.	175,315	10,636,361
Aspen Insurance Holdings Ltd. (c)	84,200	1,987,120
Assurant, Inc.	97,839	4,712,905
Berkshire Hathaway, Inc., Class B (b)	1,975	6,017,825
Chubb Corp.	138,150	6,965,523
Genworth Financial, Inc.	137,400	4,712,820
Hartford Financial Services Group, Inc. (The)	113,450	9,625,098
Lincoln National Corp.	81,450	4,616,586
Manulife Financial Corp.	157,568	4,991,754
MetLife, Inc.	286,157	14,880,163
MGIC Investment Corp.	43,900	2,498,349
PartnerRe Ltd.	49,100	3,050,583
Principal Financial Group, Inc.	87,330	4,715,820
SAFECO Corp.	54,750	2,941,170

		82,352,077

Machinery (0.2%)

Deere & Co.	38,350	2,783,060

Manufacturing (4.1%)

3M Co.	135,733	9,555,603
Caterpillar, Inc.	137,930	9,775,099
General Electric Corp.	326,150	10,661,843
Hasbro, Inc.	44,200	826,540
Illinois Tool Works, Inc.	71,320	3,261,464
Joy Global, Inc.	94,600	3,549,392
Louisiana-Pacific Corp. (c)	132,650	2,653,000
Rockwell International Corp.	8,596	532,780
Textron, Inc.	49,360	4,437,958
Tyco International Ltd.	199,000	5,191,910

		50,445,589

Medical (3.8%)

Abbott Laboratories	151,490	7,236,677
Bristol-Myers Squibb Co.	76,800	1,840,896
Genentech, Inc. (b)	72,200	5,835,204
Johnson & Johnson	403,601	25,245,243
Lincare Holdings, Inc. (b) (c)	29,640	1,031,768
McKesson Corp.	116,240	5,857,334

		47,047,122

Metals (3.3%)

Alcan Aluminum Ltd. ADR - CA	180,500	8,259,680
Alcoa, Inc.	379,170	11,356,142
Cleveland Cliffs, Inc. (c)	136,992	4,952,261
Phelps Dodge Corp.	182,434	15,933,785

		40,501,868

Metals & Mining (1.3%)

Compania de Minas Buenaventura	94,310	2,745,364
SA ADR - PE (c)
Rio Tinto PLC ADR - UK (c)	19,490	4,071,266
Southern Copper Corp. (c)	68,173	6,578,695
Timken Co. (c)	94,700	3,049,340

		16,444,665

Multimedia (2.0%)

CBS Corp., Class B	197,755	5,424,420
News Corp.	273,300	5,258,292
Time Warner, Inc.	557,460	9,198,089
Walt Disney Co. (The)	174,546	5,182,271

		25,063,072

Natural Gas (0.9%)

Sempra Energy	217,660	10,504,272

Office Equipment & Supplies (0.3%)

Xerox Corp. (b)	219,550	3,093,460

Oil & Gas (9.5%)

Cameron International Corp. (b)	35,900	1,809,719
ChevronTexaco Corp.	149,482	9,832,926
ConocoPhillips	178,286	12,237,551
Devon Energy Corp.	43,200	2,792,448
ENSCO International, Inc.	67,200	3,105,984
Exxon Mobil Corp.	312,633	21,177,758
Halliburton Co.	331,800	11,068,848
Marathon Oil Corp.	48,563	4,401,750
Nabors Industries Ltd. (b)	262,256	9,262,882
National-Oilwell, Inc. (b)	124,006	8,313,362
Occidental Petroleum Corp.	165,814	17,866,459
Pride International, Inc. (b)	43,434	1,297,374
Schlumberger Ltd. ADR - NE	78,104	5,221,252
Valero Energy Corp.	51,450	3,469,274
XTO Energy, Inc.	80,500	3,782,695

		115,640,282

Paper & Forest Products (0.4%)

Weyerhaeuser Co.	89,100	5,226,606

Pharmaceuticals (2.0%)

Pfizer, Inc.	831,312	21,605,799
Wyeth	47,253	2,290,353

		23,896,152

Railroads (3.0%)

Burlington Northern Santa Fe Corp.	201,530	13,887,433
CSX Corp.	173,080	10,502,494
Norfolk Southern Corp.	258,843	11,238,963
Union Pacific Corp.	19,150	1,627,750

		37,256,640

Raw Materials (0.2%)

Reliance Steel & Aluminum Co.	84,772	3,039,076

Retail (6.6%)

Best Buy Co., Inc.	97,900	4,438,786
Circuit City Stores, Inc.	207,070	5,073,215
Coach, Inc. (b)	101,215	2,905,883
Costco Wholesale Corp.	82,450	4,350,062
CVS Corp.	57,900	1,894,488
Dillard’s, Inc., Class A (c)	75,250	2,259,758
Federated Department Stores, Inc.	236,820	8,314,750
Home Depot, Inc. (The)	475,783	16,514,427
Kroger Co.	197,739	4,534,155
Lowe’s Cos., Inc.	153,600	4,354,560
McDonald’s Corp.	111,550	3,947,755
Nordstrom, Inc.	82,150	2,817,745
Office Depot, Inc. (b)	105,100	3,788,855
Target Corp.	116,060	5,329,475
TJX Cos., Inc. (The)	242,510	5,909,969
Wal-Mart Stores, Inc.	99,250	4,416,625

		80,850,508

Search & Navigation Equipment (0.4%)

Raytheon Co.	107,250	4,833,758

Semiconductors (6.3%)

Analog Devices, Inc.	193,330	6,250,359
Applied Materials, Inc.	244,000	3,840,560
Freescale Semiconductor, Inc. (b)	128,400	3,661,968
Intel Corp.	568,207	10,227,726
KLA-Tencor Corp.	81,887	3,454,813
Marvell Technology Group Ltd. (b)	563,992	10,462,051
Maxim Integrated Products, Inc.	294,460	8,651,235
National Semiconductor Corp.	311,210	7,238,745
Taiwan Semiconductor Manufacturing	545,689	4,731,124
Co. Ltd. ADR-TW
Texas Instruments, Inc.	530,864	15,809,129
Xilinx, Inc.	140,880	2,858,455

		77,186,165

Services (0.2%)

Moody’s Corp.	52,350	2,872,968

Steel (0.5%)

Nucor Corp.	60,200	3,200,834
United States Steel Corp.	42,000	2,648,940

		5,849,774

Telecommunications (5.0%)

AT&T, Inc.	377,649	11,325,694
Citizens Communications Co.	40,000	513,200
Corning, Inc. (b)	388,049	7,400,094
Embarq Corp. (b)	71,250	3,224,063
Motorola, Inc.	208,700	4,750,012
Nokia Corp. ADR – FI	214,000	4,247,900
QUALCOMM, Inc.	270,705	9,545,058
Qwest Communications International, Inc. (b)	250,500	2,001,495
Sprint Corp.	433,714	8,587,537
Verizon Communications, Inc.	167,772	5,674,049
Vodafone Group PLC ADR - UK	155,540	3,372,107

		60,641,209

Tobacco (1.3%)

Carolina Group	88,600	5,083,868
Reynolds American, Inc. (c)	84,560	10,720,517

		15,804,385

Transportation (1.4%)

FedEx Corp.	54,050	5,659,576
Omega Navigation Enterprises, Inc. (b)	232,740	3,519,029
United Parcel Service, Inc., Class B	108,365	7,467,431

		16,646,036

Utilities (0.5%)

Duke Energy Corp.	109,800	3,329,136
Exelon Corp.	19,300	1,117,470
Progress Energy, Inc. (c)	46,500	2,025,075

		6,471,681

Total Common Stocks		1,201,124,691

Commercial Paper (2.0%)
Financial Services (2.0%)

Countrywide Financial Corp., 5.33%, 08/01/06	$24,817,000	24,813,326

Total Commercial Paper		24,813,326

Short-Term Securities Held as Collateral for Securities on Loan (4.8%)

Pool of short-term securities for Gartmore Mutual Funds – notes to Statement of Investments (Securities Lending)	58,538,257	58,538,257

Total Short-Term Securities Held as Collateral for Securities on Loan		58,538,257

Total Investments (Cost $1,211,382,157) (a) - 105.0%		1,284,476,274
Liabilities in excess of other assets - (5.0)%		(61,479,428)

NET ASSETS - 100.0%		$1,222,996,846

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of July 31, 2006.

ADR	American Depositary Receipt
CA	Canada
CH	Switzerland
FI	Finland
NE	Netherlands
PE	Peru
TW	Taiwan
UK	United Kingdom

Gartmore Money Market Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Commercial Paper (60.2%)
Asset Backed - Repurchase Agreement (2.2%)
Liquid Funding (2.2%)

5.33%, 08/07/06	$8,000,000	$7,992,907
5.32%, 08/09/06	30,000,000	29,964,666

		37,957,573

Asset Backed - Residential Mortgages (7.3%)
KLIO II Funding Corp (3.5%)

5.34%, 08/17/06	20,000,000	19,952,711
5.38%, 08/21/06	30,000,000	29,910,667
5.40%, 08/23/06	10,000,000	9,967,122

		59,830,500

Ormond Quay Funding LLC (3.8%)

5.34%, 08/02/06	4,000,000	3,999,408
5.31%, 08/07/06	31,785,000	31,756,936
5.32%, 08/10/06	4,475,000	4,469,071
5.33%, 08/11/06	15,000,000	14,977,875
5.39%, 08/21/06	10,000,000	9,970,111

		65,173,401

		125,003,901

Asset Backed CDO - Trust Preferred (3.5%)
Lockhart Funding LLC (3.5%)

5.32%, 08/01/06	10,147,000	10,147,000
5.29%, 08/02/06	20,000,000	19,997,067
5.29%, 08/03/06	4,000,000	3,998,827
5.32%, 08/09/06	10,000,000	9,988,222
5.32%, 08/10/06	15,000,000	14,980,125

		59,111,241

Asset Backed Mortgages (6.9%)
Georgetown Funding Co. (3.2%)

5.43%, 08/29/06	25,000,000	24,894,806
5.45%, 08/31/06	30,000,000	29,864,250

		54,759,056

Thornburg Mortgage Capital (3.7%)

5.32%, 08/07/06	12,000,000	11,989,380
5.35%, 08/08/06	25,000,000	24,974,114
5.37%, 08/16/06	25,000,000	24,944,271

		61,907,765

		116,666,821

Asset Backed Securities - Domestic (2.8%)
CC USA, Inc. (0.2%)

5.31%, 08/10/06	2,900,000	2,896,158

Harrier Financial Funding U.S. LLC (2.6%)

5.29%, 08/01/06	25,000,000	24,999,999
5.29%, 08/02/06	9,322,000	9,320,641
5.37%, 08/25/06	10,000,000	9,964,333

		44,284,973

		47,181,131

Asset Backed Securities - Yankee (8.3%)
Giro Funding Corp. (3.9%)

5.32%, 08/09/06	32,962,000	32,923,179
5.35%, 08/15/06	20,000,000	19,958,544
5.35%, 08/16/06	6,261,000	6,247,095
5.40%, 08/23/06	6,988,000	6,965,025

		66,093,843

Greyhawk Funding LLC (3.7%)

5.31%, 08/07/06	10,000,000	9,991,183
5.31%, 08/10/06	22,000,000	21,970,795
5.35%, 08/17/06	6,000,000	5,985,787
5.36%, 08/23/06	25,000,000	24,918,417

		62,866,182

Stanfield Victoria Funding LLC (0.7%)

5.31%, 08/07/06	9,000,000	8,992,065
5.37%, 08/17/06	2,679,000	2,672,630

		11,664,695

		140,624,720

Asset Backed Trade & Term Receivables (13.1%)
Falcon Asset Securitization Corp. (2.7%)

5.29%, 08/02/06	15,000,000	14,997,804
5.33%, 08/16/06	8,000,000	7,982,300
5.34%, 08/18/06	23,751,000	23,691,276

		46,671,380

Golden Funding Corp. (2.0%)

5.31%, 08/08/06	20,748,000	20,726,618
5.33%, 08/14/06	13,543,000	13,517,031

		34,243,649

Kitty Hawk Funding Corp. (3.8%)

5.33%, 08/15/06	10,000,000	9,979,350
5.34%, 08/16/06	26,777,000	26,717,644
5.34%, 08/17/06	20,331,000	20,282,928
5.36%, 08/21/06	8,000,000	7,976,267

		64,956,189

Old Line Funding Corp. (3.7%)

5.28%, 08/02/06	10,000,000	9,998,542
5.33%, 08/14/06	15,613,000	15,583,118
5.33%, 08/15/06	25,000,000	24,948,472
5.37%, 08/23/06	12,000,000	11,960,767

		62,490,899

Preferred Receivables Funding Corp. (0.9%)

5.32%, 08/14/06	4,158,000	4,150,042
5.41%, 09/12/06	11,417,000	11,345,473

		15,495,515

		223,857,632

Banks - Foreign (4.6%)
Alliance & Leicester PLC (0.6%)

5.105%, 08/25/06	10,000,000	9,999,962

ANZ National (Int’l) Ltd. (0.1%)

5.34%, 08/14/06	1,673,000	1,669,780

Barclays U.S. Funding Corp. (2.3%)

5.15%, 08/07/06	15,000,000	14,987,275
4.77%, 12/05/06	25,000,000	25,000,001

		39,987,276

Dresdner U.S. Finance, Inc. (0.2%)

5.33%, 08/10/06	2,875,000	2,871,183

National Australia Funding (DE) (0.1%)

5.25%, 08/02/06	1,027,000	1,026,850

Societe Generale North American (0.6%)

5.15%, 10/13/06	10,000,000	10,000,000

UBS Finance (DE) LLC (0.7%)

5.39%, 09/12/06	12,700,000	12,620,805

		78,175,856

Banks - Mortgage (0.3%)
Countrywide Home Loans (0.3%)

5.33%, 08/01/06	4,697,000	4,697,000

Conglomerates (2.5%)
Danaher Corp. (2.5%)

5.29%, 08/07/06	5,000,000	4,995,600
5.32%, 08/14/06	25,000,000	24,952,153
5.33%, 08/15/06	12,815,000	12,788,537

		42,736,290

Finance Lessors (3.4%)
PB Finance (DE) (3.4%)

5.31%, 08/01/06	25,000,000	24,999,999
5.32%, 08/04/06	20,000,000	19,991,167
5.42%, 09/18/06	13,000,000	12,906,747

		57,897,913

Insurance (0.6%)
Allstate Life Global Funding (0.6%)

5.39%, 12/27/06	10,000,000	10,000,000

Personal Credit Institutions (0.1%)
HSBC Americas, Inc. (0.1%)

5.30%, 08/09/06	1,678,000	1,676,031

Security Brokers & Dealers (1.7%)
Bear Stearns Cos., Inc. (1.7%)

5.32%, 08/15/06	9,826,000	9,805,709
5.34%, 08/22/06	20,000,000	19,937,934

		29,743,643

SUBDIVIDERS & DEVELOPERS (2.9%)
Yorkshire Building Society (2.9%)

5.30%, 08/07/06	15,000,000	14,986,800
5.31%, 08/15/06	5,000,000	4,989,714
5.11%, 09/29/06	29,000,000	28,763,074

		48,739,588

Total Commercial Paper		1,024,069,340

Floating Rate Notes (c) (21.8%)
Asset-Backed - Repurchase Agreement (1.6%)
Liquid Funding (1.6%)

5.32%, 09/08/06	27,000,000	26,999,572

Asset-Backed CDO (2.6%)
Commodore CDO I LTD (0.9%)

5.38%, 09/12/06, Class A1MM	15,000,000	15,000,000

Newcastle CDO, Ltd. (0.6%)

5.43%, 09/25/06	10,000,000	10,000,000

NorthLake CDO Class I-MM (1.1%)

5.34%, 09/06/06	20,000,000	20,000,000

		45,000,000

Asset-Backed Securities - Domestic (0.9%)
Harrier Financial Funding U.S. LLC (0.9%)

5.33%, 09/15/06 (b)	15,000,000	14,999,564

Asset-Backed Securities - Yankee (5.4%)
Premier Asset Collateralized Entity LLC (2.3%)

5.33%, 09/15/06 (b)	20,000,000	19,999,507
5.43%, 06/25/07 (b)	20,000,000	19,998,598

		39,998,105

Sigma Finance Inc. (0.9%)

5.33%, 09/12/06 (b)	15,000,000	14,999,812

Stanfield Victoria Funding LLC (2.2%)

5.32%, 08/09/06	17,000,000	16,999,944
5.37%, 08/24/07	20,000,000	19,998,279

		36,998,223

		91,996,140

Banks - Domestic (1.8%)
HBOS Treasury Services PLC (1.0%)

5.26%, 06/20/07	18,000,000	18,000,000

Wells Fargo & Co. (0.8%)

5.40%, 09/05/06	13,000,000	13,000,000

		31,000,000

Banks - Mortgage (1.9%)
Northern Rock PLC (1.9%)

5.35%, 07/09/07	12,500,000	12,500,000
5.37%, 09/05/06	20,000,000	20,000,000

		32,500,000

Insurance (1.6%)
Allstate Life Global Funding (1.6%)

5.41%, 08/27/07	12,500,000	12,500,000
5.40%, 09/08/06 (b)	15,000,000	15,000,000

		27,500,000

Personal Credit Institutions (2.7%)
General Electric Capital Corp. (1.5%)

5.47%, 03/16/07	7,000,000	7,000,000
5.47%, 07/09/07	19,000,000	19,000,000

		26,000,000

HSBC Americas, Inc. (1.2%)

5.43%, 11/24/06	20,000,000	20,000,000

		46,000,000

Security Brokers & Dealers (3.3%)
Bear Stearns Cos., Inc. (1.3%)

5.60%, 09/15/06	2,500,000	2,500,581
5.38%, 01/12/07	20,000,000	20,000,000

		22,500,581

Goldman Sachs Group, Inc. (0.8%)

5.45%, 02/22/07	13,000,000	13,000,000

Morgan Stanley Dean Witter & Co. (1.2%)

5.37%, 08/03/07	20,000,000	20,000,000

		55,500,581

Total Floating Rate Notes		371,495,857

U.S. Government Sponsored & Agency Obligations (10.8%)
Federal Home Loan Bank (3.7%)

4.13%, 09/28/06	10,000,000	9,998,252
4.75%, 12/21/06	10,000,000	10,000,000
5.00%, 03/28/07	25,000,000	25,000,000
5.00%, 03/28/07	8,000,000	8,000,000
5.05%, 03/28/07	10,000,000	10,000,000

		62,998,252

Federal Home Loan Mortgage Corp. (4.7%)

4.13%, 09/27/06	30,000,000	30,000,000
4.50%, 11/03/06	15,000,000	15,000,000
4.50%, 11/09/06	15,150,000	15,150,000
5.38%, 06/12/07	20,000,000	20,000,000

		80,150,000

Federal National Mortgage Association (2.4%)

4.00%, 08/08/06	40,000,000	40,000,000

Total U.S. Government Sponsored & Agency Obligations		183,148,252

Corporate Bonds (5.9%)
Asset Backed Securities - Yankee (5.9%)
K2 (USA) LLC (1.2%)

5.43%, 05/29/07 (b)	20,000,000	20,000,000

Premier Asset Collateralized Entity LLC (0.9%)

5.35%, 02/08/07 (b)	15,000,000	14,999,817

Sigma Finance Inc. (2.6%)

4.85%, 01/26/07 (b)	20,000,000	19,999,999
5.25%, 05/04/07 (b)	15,000,000	15,000,000
5.50%, 06/05/07 (b)	10,000,000	10,000,000

		44,999,999

Stanfield Victoria Funding LLC (1.2%)

5.33%, 08/11/06	10,000,000	9,999,844
5.72%, 06/25/07 (b)	10,000,000	10,000,000

		19,999,844

Total Corporate Bonds		99,999,660

Municipal Bond (1.4%)
Administration of General Economic Programs (1.2%)
Florida (1.2%)

Florida Hurricane Catastrophe, 5.38%,	20,000,000	20,000,000

08/15/07
Finance, Taxation, & Monetary Policy (0.2%)
Sunshine State Governmental Financing Commission (0.2%)

Sunshine State Govt. Financing	4,181,000	4,175,481

Commission, 5.30%, 08/10/06
Total Municipal Bond		24,175,481

Total Investments (Cost $1,702,888,590) (a) - 100.1%		1,702,888,590
Liabilities in excess of other assets - (0.1)%		(2,000,373)

NET ASSETS - 100.0%		$1,700,888,217

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2006. The maturity date represents the actual maturity date.

NorthPointe Small Cap Growth Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (97.9%)
Advertising (1.4%)

24/7 Real Media, Inc. (b)	88,600	$702,598

Apparel (2.3%)

Gildan Activewear, Inc. (b)	19,000	810,920
Volcom, Inc. (b)	16,637	334,903

		1,145,823

Banks (5.1%)

East West Bancorp, Inc.	18,900	762,615
Royal Bancshares of Pennsylvania, Inc., Class A	26,100	686,430
Vineyard National Bancorp Co.	20,200	563,176
Wintrust Financial Corp.	10,500	504,105

		2,516,326

Business Services (5.4%)

Barrett Business Services, Inc. (b)	30,490	655,535
Inventiv Health, Inc. (b)	27,400	764,460
Kforce, Inc. (b)	46,900	584,843
Radiant Systems, Inc. (b)	58,300	639,551

		2,644,389

Casino Services (1.5%)

Monarch Casino & Resort, Inc. (b)	17,500	329,700
Shuffle Master, Inc. (b)	13,700	399,355

		729,055

Chemicals & Allied Products (1.4%)

American Vanguard Corp.	47,032	693,717

Computer Software & Services (5.3%)

Electronics for Imaginc, Inc. (b)	28,700	579,166
Interwoven, Inc. (b)	86,000	815,280
Smith Micro Software, Inc. (b)	48,700	621,412
Synchronoss Technologies, Inc. (b)	73,800	571,950

		2,587,808

Consulting Services (1.6%)

CRA International, Inc. (b)	17,000	768,570

Consumer Products (3.0%)

Central Garden & Pet Co. (b)	15,600	616,824
Jarden Corp. (b)	29,000	840,710

		1,457,534

Cosmetics & Toiletries (1.1%)

Parlux Fragrances, Inc. (b)	58,500	540,540

Distribution (5.3%)

Andersons, Inc.	21,800	814,884
Central European Distribution Corp. (b)	35,000	843,500
LKQ Corp. (b)	41,600	931,840

		2,590,224

Diversified Manufacturing (0.7%)

Actuant Corp.	7,800	343,278

Electronics (4.2%)

Cyberoptics Corp. (b)	54,900	715,347
Multi-Fineline Electronix, Inc. (b)	23,500	584,210
Novatel, Inc. (b)	17,800	763,798

		2,063,355

Financial Services (4.5%)

Medallion Financial Corp.	65,900	806,616
Penson Worldwide, Inc. (b)	35,550	606,128
World Acceptance Corp. (b)	19,100	792,650

		2,205,394

Food (1.6%)

SunOpta, Inc. (b)	88,300	776,157

Healthcare (3.0%)

Healthspring, Inc. (b)	43,600	811,396
Option Care, Inc.	60,000	678,600

		1,489,996

Industrial Products & Equipment (1.4%)

Brady Corp., Class A	20,998	708,892
Insurance (2.8%)
Navigators Group, Inc. (The) (b)	13,000	552,630
ProAssurance Corp. (b)	16,300	810,273

		1,362,903

Internet Content (1.1%)

TheStreet.com, Inc.	55,100	519,042

Lasers (1.2%)

Cymer, Inc. (b)	15,000	586,800

Lottery Services (1.4%)

Scientific Games Corp. (b)	20,100	682,797

Machinery & Equipment (2.5%)

Gehl Co. (b)	27,302	754,081
Lufkin Industries, Inc.	8,000	496,080

		1,250,161

Medical Products (3.4%)

Bio Reference Laboratories, Inc. (b)	36,002	847,847
Encore Medical Corp (b)	134,000	838,840

		1,686,687

Multimedia (1.6%)

Sonic Solutions (b)	54,700	777,287

Oil & Gas (1.8%)

World Fuel Services Corp.	19,000	899,080

Pharmaceuticals (5.3%)

Noven Pharmaceuticals, Inc. (b)	31,300	618,488
Salix Pharmaceuticals Ltd. (b)	42,200	430,440
Sciele Pharma, Inc. (b)	33,300	680,652
West Pharmaceutical Services, Inc.	22,200	861,360

		2,590,940

Restaurants (1.0%)

Buffalo Wild Wings, Inc. (b)	15,600	502,788

Retail (3.4%)

Aaron Rents, Inc.	18,100	436,934
Crocs, Inc. (b)	18,140	501,934
Jos. A. Bank Clothiers, Inc. (b)	29,125	733,367

		1,672,235

Semiconductors (11.8%)

Diodes, Inc. (b)	22,200	796,758
ON Semiconductor Corp. (b)	129,900	817,071
Rudolph Technologies, Inc. (b)	56,400	784,524
Silicon Image, Inc. (b)	83,000	878,140
Silicon Motion Technology Corp. ADR - KY (b)	65,100	871,038
Supertex, Inc. (b)	20,900	694,716
Varian Semiconductor Equipment Associates, Inc. (b)	28,200	893,940

		5,736,187

Telecommunications (5.4%)

J2 Global Communications, Inc. (b)	20,900	585,200
Neustar, Inc. (b)	20,900	644,974
Radyne Corp. (b)	56,600	632,788
Sirenza Microdevices, Inc. (b)	83,647	793,810

		2,656,772

Transportation (4.6%)

American Commercial Lines, Inc. (b)	2,947	161,938
Celadon Group, Inc. (b)	51,650	907,490
Genesee & Wyoming, Inc. Class A (b)	26,700	702,477
Marten Transport (b)	32,505	504,478

		2,276,383

Veterinary Diagnostics (1.8%)

VCA Antech, Inc. (b)	25,400	888,238

Total Common Stocks		48,051,956

Cash Equivalents (1.6%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, Dated 07/31/06, due 08/01/06, repurchase price $772,447)	$772,338	772,338

Total Cash Equivalents		772,338

Total Investments (Cost $45,620,064) (a) - 99.5%		48,824,294
Other assets in excess of liabilities - 0.5%		236,626

NET ASSETS - 100.0%		$49,060,920

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Represents non-income producing securities.
ADR	– American Deposit Receipt
KY	– Cayman Islands

NorthPointe Small Cap Value Fund

Statement of Investments

July 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.5%)
Aerospace & Defense (0.5%)

United Industrial, Corp.	2,900	$130,471

Airlines (0.6%)

Alaska Air Group, Inc. (b)	4,200	155,946

Auto Components (0.6%)

American Axle & Manufacturing	10,200	167,076

Holdings
Building & Construction Products (0.7%)

Interline Brands, Inc. (b)	8,200	178,760

Building Products (1.8%)

NCI Building Systems, Inc. (b)	3,600	168,264
PW Eagle, Inc.	5,700	165,585
Universal Forest Products	2,500	126,975

		460,824

Business Services (1.9%)

inVentiv Health Inc. (b)	9,400	262,260
WebSideStory, Inc. (b)	10,600	129,638
Website Pros, Inc. (b)	11,400	105,564

		497,462

Capital Markets (2.0%)

Affiliated Managers Group, Inc. (b)	2,950	270,073
SWS Group, Inc.	9,500	247,665

		517,738

Chemicals (2.6%)

Airgas, Inc.	4,100	148,625
Cabot Corp.	1,255	41,754
Minerals Technologies, Inc.	4,400	222,728
Spartech Corp.	11,200	258,496

		671,603

Commercial Banks (8.8%)

Capital Corp. of the West	5,894	185,661
City Bank Lynnwood Wa	1,010	53,308
Colonial BancGroup, Inc.	13,400	340,360
First Indiana, Corp.	9,800	245,686
First Midwest BancGroup, Inc.	7,840	279,888
Greene County Bancshares, Inc.	9,000	308,970
Placer Sierra Bancshares	11,544	251,544
Security Bank Corp.	15,530	351,598
SVB Financial Group (b)	6,900	309,258

		2,326,273

Commercial Services & Supplies (1.3%)

PeopleSupport, Inc. (b)	13,400	161,202
Tetra Tech, Inc. (b)	11,300	181,139

		342,341

Communications Equipment (0.9%)

3Com Corp. (b)	49,600	235,104

Computers & Peripherals (0.7%)
Komag, Inc. (b)	4,900	187,719

Consumer Finance (1.8%)

Advanta Corp., Class B	7,593	273,576
United PanAm Financial Corp. (b)	10,020	191,282

		464,858

Containers & Packaging (1.4%)

Caraustar Industries, Inc. (b)	20,700	146,142
Silgan Holdings, Inc.	5,710	211,327

		357,469

Diversified Telecommunication Services (2.7%)

Covad Communications Group (b)	120,500	192,800
Cogent Communications Group, Inc. (b)	22,200	199,134
Iowa Telecommunications Services	16,100	313,628

		705,562

Electric Utilities (4.1%)

Allete, Inc.	7,100	329,582
Cleco Corp.	15,200	375,744
IDACORP, Inc.	9,600	357,888

		1,063,214

Electrical Equipment (0.6%)

General Cable Corp. (b)	4,100	146,370

Electronic Components (1.0%)

Power-One, Inc. (b)	41,600	262,912

Electronic Equipment & Instruments (1.3%)

Kemet Corp. (b)	25,200	210,924
TTM Technologies, Inc. (b)	12,100	133,584

		344,508

Energy Equipment & Services (3.0%)

Hanover Compressor Co. (b)	16,700	317,300
Hornbeck Offshore Services, Inc. (b)	7,829	272,058
Tetra Technologies, Inc. (b)	7,000	200,270

		789,628

Food & Staples Retailing (1.9%)

Casey’s General Stores, Inc.	9,400	212,722
Rite Aid Corp. (b)	44,300	186,946
Wild Oats Markets, Inc. (b)	5,600	100,184

		499,852

Food Products (0.6%)

Reddy Ice Holdings, Inc.	6,620	147,494

Gas Utilities (1.4%)

South Jersey Industries, Inc.	12,000	356,040

Health Care Equipment & Supplies (2.1%)

American Medical Systems Holdings, Inc. (b)	14,600	266,450
IntraLase Corp. (b)	16,900	293,046

		559,496

Health Care Providers & Services (2.6%)

AMN Healthcare Services, Inc. (b)	7,809	175,390
Bio-Reference Laboratories, Inc. (b)	11,600	273,180
Per-Se Technologies, Inc. (b)	9,500	226,765

		675,335

Hotels Restaurants & Leisure (1.9%)

Denny’s Corp. (b)	31,100	86,769
Jack in the Box, Inc. (b)	3,300	130,152
Rare Hospitality International, Inc. (b)	4,300	113,090
Vail Resorts, Inc. (b)	4,800	165,936

		495,947

Household Durables (0.5%)

Jarden Corp. (b)	4,250	123,208

Insurance (4.8%)

CRM Holdings Ltd. (b)	15,200	155,040
National Financial Partners Corp.	6,200	279,248
Seabright Insurance Holdings, Inc. (b)	19,770	257,010
The Hanover Insurance Group, Inc.	4,500	208,260
Tower Group, Inc.	3,030	90,961
Triad Guaranty, Inc. (b)	5,900	294,291

		1,284,810

International Integrated Oil (0.9%)

Holly Corp	4,800	242,880

Internet & Catalog Retail (0.7%)

Priceline.com, Inc. (b)	6,700	180,096

Internet Software & Services (2.5%)

Art Technology Group, Inc. (b)	59,030	157,610
Internet Capital Group, Inc. (b)	23,860	210,445
ValueClick, Inc. (b)	19,100	275,231

		643,286

Leisure Equipment & Products (0.7%)

RC2 Corp. (b)	5,200	176,124

Machinery (4.3%)

ESCO Technologies, Inc. (b)	5,600	295,064
Federal Signal, Corp.	8,400	125,412
Gardner Denver, Inc. (b)	3,300	114,345
Robbins & Myers, Inc.	11,000	294,800
Trinity Industries, Inc.	8,500	284,070

		1,113,691

Media (1.9%)

Gemstar-TV Guide International, Inc. (b)	70,800	203,904
Lions Gate Entertainment Corp. (b)	20,300	188,587
Salem Communications Corp.	7,900	95,827

		488,318

Metals & Mining (1.4%)

Metal Management, Inc.	6,600	187,968
Stillwater Mining Co. (b)	14,200	165,572

		353,540

Multi-Utilities (0.9%)

Avista Corp.	9,600	239,808

Oil Gas & Consumable Fuels (1.1%)

CNX Gas Corp. (b)	10,900	294,954

Personal Products (0.6%)

Chattem, Inc. (b)	5,000	169,650

Pharmaceutical Preparations (0.4%)

Perrigo Co.	6,800	107,712

Real Estate (12.2%)

American Campus Communities, Inc.	12,400	314,216
Annaly Mortgage Management, Inc.	18,450	236,345
BioMed Realty Trust, Inc.	8,680	258,751
Eagle Hospitality Properties Trust	19,640	181,277
Fieldstone Investment Corp.	7,900	71,495
First Industrial Realty Trust	9,200	370,575
First Potomac Realty Trust	12,200	345,138
JER Investors Trust, Inc.	22,200	344,100
KKR Financial Corp	13,000	301,080
Medical Properties Trust, Inc.	24,390	297,558
Trammell Crow Co. (b)	8,331	287,086
Winston Hotels, Inc.	17,900	220,170

		3,227,791

Road & Rail (1.0%)

Old Dominion Freight Line, Inc. (b)	4,300	140,094
Swift Transportation Co., Inc. (b)	4,300	115,025

		255,119

Semiconductors & Equipment (2.3%)

Atmel Corp. (b)	19,300	92,447
Cirrus Logic, Inc. (b)	24,900	173,553
Mattson Technology (b)	22,700	184,778
Photronics, Inc. (b)	10,400	145,288

		596,066

Software (1.4%)

Intergraph Corp. (b)	5,700	202,521
Parametric Technology Corp. (b)	10,720	165,731

		368,252

Specialty Retail (4.7%)

Aeropostale, Inc. (b)	7,600	210,596
Ann Taylor Stores Corp. (b)	4,677	192,038
Big Lots, Inc. (b)	6,200	100,192
Hot Topic, Inc. (b)	8,700	127,977
Phillips-Van Heusen Corp.	5,200	184,756
Sonic Automotive, Inc.	6,800	156,400
Tween Brands Inc(b)	3,200	119,104
United Auto Group, Inc.	6,800	145,452

		1,236,515

Technology (1.1%)

Varian, Inc. (b)	6,500	292,370

Telephone communication (0.9%)

Finisar Corp. (b)	82,700	231,560

Thrifts & Mortgage Finance (0.9%)

First Place Financial Corp.	9,596	223,203

Trading Companies & Distributors (0.5%)

Beacon Roofing Supply, Inc. (b)	7,350	134,432

Wireless Telecommunication Services (1.0%)

Dobson Communications Corp. (b)	40,000	268,400

Total Common Stocks		24,991,787

Cash Equivalents (5.5%)

Investments in repurchase agreements	1,435,537	1,435,537

(Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.14%, dated 07/31/06, due 08/01/06, repurchase price $1,435,739)
Total Cash Equivalents		1,435,537

Total Investments (Cost $25,789,247) (a) - 101.0%		26,427,324
Liabilities in excess of other assets - (1.0)%		(273,561)

NET ASSETS - 100.0%		$26,153,763

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

Notes to Statements of Investments

Securities Lending

The cash collateral received by the Funds at July 31, 2006 was pooled and invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Bank Note - Floating Rate	Bank of America	$69,900,000	5.31%	08/01/06
Bank Note - Floating Rate	U.S. Bank N.A.	72,989,532	5.34%	08/02/06
Funding Agreement - GIC	GE Life and Annuity	28,100,000	5.46%	08/14/06
Funding Agreement - GIC	General Electric Capital Corp.	9,000,000	5.41%	09/15/06
Funding Agreement - GIC	Protective Life Insurance	40,000,000	5.61%	08/28/07
Master Note - Floating	Bank of America Corp. (MN)	14,500,000	5.38%	08/01/06
Master Note - Floating	CDC Financial Product Inc.	130,200,000	5.41%	08/01/06
Master Note - Floating	Citigroup Global Markets Inc.	100,000,000	5.38%	08/01/06
Master Note - Floating	Goldman Sachs Group, Inc.	50,000,000	5.41%	08/02/06
Master Note - Floating	Merrill Lynch Mortgage Capital	40,000,000	5.41%	08/01/06
Medium Term Note - Floating	Alliance and Leicester PLC	20,000,000	5.34%	08/08/06
Medium Term Note - Floating	American Express Credit Corp.	6,000,000	5.36%	08/14/06
Medium Term Note - Floating	ASIF Global Funding XV	25,023,303	5.37%	08/01/06
Medium Term Note - Floating	Beta Finance Inc.	12,850,000	5.37%	08/01/06
Medium Term Note - Floating	CC U.S.A. Inc.	15,994,380	5.38%	08/01/06
Medium Term Note - Floating	Deutsche Bank Financial	15,000,000	5.44%	08/01/06
Medium Term Note - Floating	Dorada Finance Inc.	18,000,000	5.37%	08/01/06
Medium Term Note - Floating	Five Finance Inc.	20,996,312	5.38%	08/01/06
Medium Term Note - Floating	General Electric Capital Corp.	22,001,255	5.27%	09/08/06
Medium Term Note - Floating	Islandsbanki HF Corp.	39,000,000	5.45%	08/22/06
Medium Term Note - Floating	Macquarie Bank Ltd.	39,996,659	5.41%	08/21/06
Medium Term Note - Floating	MBIA Global Funding LLC	24,000,000	5.37%	08/01/06
Medium Term Note - Floating	Northern Rock PLC	4,000,000	5.35%	09/11/06
Medium Term Note - Floating	Pacific Life Global Funding	40,000,000	5.56%	10/26/06
Medium Term Note - Floating	Royal Bank of Scotland Group PLC	25,000,000	5.50%	09/29/06
Medium Term Note - Floating	Sigma Finance Inc.	9,600,392	5.34%	08/01/06
Medium Term Note - Floating	Tango Finance Corp.	19,995,110	5.39%	08/01/06
Medium Term Note - Floating	Unicredito Italiano Bank (IRE) PLC	23,100,000	5.36%	08/09/06
Medium Term Note - Floating	West Corp Federal Credit Union	10,000,000	5.37%	08/14/06
Repurchase Agreement	Banc of America Securities LLC	241,386,206	5.32%	08/01/06

As of July 31, 2006, the following Funds had securities with the following market values on loan:

Fund	Value of Loaned Securities	Value of Collateral*
Gartmore Large Cap Value	$1,582,540	$1,626,500
Gartmore Small Cap	8,549,410	8,611,864
Gartmore Bond	9,667,452	9,849,901
Gartmore Government Bond	41,275,307	42,049,673
Gartmore Enhanced Income	1,930,547	1,968,560
Global Health Sciences	4,102,779	4,134,418
Global Technology and Communications	858,966	872,132
Mid Cap Growth Leaders	3,250,376	3,342,901
U.S. Growth Leaders	10,660,565	10,763,653
Gartmore Worldwide Leaders	4,600,681	4,817,620
Gartmore Micro Cap Equity	43,728,572	43,526,274
Gartmore Value Opportunities	1,906,988	1,948,614
Gartmore Bond Index	376,062,754	382,150,917
Gartmore International Index	307,690,152	323,502,235
Gartmore Mid Cap Market Index	228,692,908	233,558,537
Gartmore S&P 500 Index	125,950,353	128,239,255
Gartmore Small Cap Index	110,872,935	113,153,597
Gartmore Growth	12,858,496	12,938,943
Gartmore Nationwide	54,942,224	58,538,257

*	Includes securities and cash collateral

As of July 31, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
Gartmore Large Cap Value	$31,141,931	$4,969,247	$(788,920)	$4,180,327
Gartmore Mid Cap Growth	5,972,492	708,686	(275,968)	432,718
Gartmore Small Cap	266,674,784	5,431,065	(25,392,748)	(19,961,683)
Gartmore Bond	105,854,182	2,493,073	(1,331,119)	1,161,954
Gartmore Government Bond	149,320,993	851,962	(2,208,101)	(1,356,139)
Gartmore Enhanced Income	495,710,995	278,227	(3,060,654)	(2,782,427)
Gartmore Short Duration Bond	103,203,488	22,342	(2,266,292)	(2,243,950)
Gartmore Tax-Free Income	151,136,885	10,027,963	(7,239)	10,020,724
Gartmore Global Financial Services	37,061,211	1,848,483	(548,328)	1,300,155
Gartmore Global Health Sciences	26,092,890	1,524,534	(547,922)	976,612
Gartmore Global Natural Resources	51,239,258	4,514,901	(2,047,944)	2,466,957
Gartmore Global Technology and Communications	10,707,156	325,211	(732,273)	(407,062)
Gartmore Global Utilities	12,474,997	1,562,036	(285,764)	1,276,272
Gartmore Mid Cap Growth Leaders	36,646,709	3,147,938	(2,078,698)	1,069,240
Gartmore Nationwide Leaders	11,191,071	189,388	(374,353)	(184,965)
Gartmore Small Cap Leaders	30,932,013	1,155,781	(2,108,241)	(952,460)
Gartmore U.S. Growth Leaders	137,870,596	4,465,380	(5,802,330)	(1,336,950)
Gartmore Worldwide Leaders	40,701,570	3,235,235	(259,611)	2,975,624
Gartmore China Opportunities	24,366,839	2,737,423	(1,939,844)	797,579
Gartmore Emerging Markets	54,592,385	6,106,181	(2,587,198)	3,518,983
Gartmore International Growth	36,403,614	3,207,088	(741,327)	2,465,761
Gartmore Convertible	35,175,637	547,168	(1,158,136)	(610,968)
Gartmore High Yield Bond	23,051,237	396,599	(708,659)	(312,060)
Gartmore Micro Cap Equity	110,881,306	13,085,198	(9,243,065)	3,842,133
Gartmore U.S. Growth Leaders Long-Short	87,113,249	50,592,052	(4,216,939)	46,375,113
Gartmore Value Opportunities	15,344,715	1,083,109	(749,327)	333,782
Gartmore Bond Index	2,036,288,108	2,193,773	(44,977,004)	(42,783,231)
Gartmore International Index	1,344,008,336	450,154,733	(19,328,371)	430,826,362
Gartmore Mid Cap Market Index	1,078,930,643	173,538,730	(55,558,303)	117,980,427
Gartmore S&P 500 Index	2,838,036,723	494,508,383	(183,932,804)	310,575,579
Gartmore Small Cap Index	516,041,027	58,553,548	(30,464,214)	28,089,334
Gartmore Investor Destinations Aggressive	648,299,282	95,238,706	(7,033,130)	88,205,576
Gartmore Investor Destinations Moderately Aggressive	1,107,340,858	135,891,549	(7,893,083)	127,998,466
Gartmore Investor Destinations Moderate	1,242,787,732	99,972,205	(15,058,521)	84,913,684
Gartmore Investor Destinations Moderately Conservative	286,619,870	14,746,987	(4,678,189)	10,068,798
Gartmore Investor Destinations Conservative	193,552,581	3,069,339	(2,603,392)	465,947
Gartmore Optimal Allocations Aggressive	9,131,873	123,149	(289,789)	(166,640)
Gartmore Optimal Allocations Moderately Aggressive	23,982,716	401,449	(563,380)	(161,931)
Gartmore Optimal Allocations Moderate	28,068,071	609,924	(538,764)	71,160
Gartmore Optimal Allocations Specialty	43,679,320	1,612,331	(328,736)	1,283,595
Gartmore Growth	206,305,690	9,257,937	(11,598,005)	(2,340,068)
Gartmore Nationwide	1,217,111,307	78,093,862	(69,267,152)	8,826,710
Gartmore Money Market	1,702,888,590	—	—	—
NorthPointe Small Cap Growth	45,630,019	5,466,027	(2,271,752)	3,194,275
NorthPointe Small Cap Value	25,792,379	1,850,449	(1,215,504)	634,945

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE MUTUAL FUNDS

By (Signature and Title)	/s/ GERALD J. HOLLAND
Name: Gerald J. Holland
Title: Treasurer & Principal Financial Officer
Date: September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ PAUL J. HONDROS
Name: Paul J. Hondros
Title: Principal Executive Officer
Date: September 27, 2006

By (Signature and Title)	/s/ GERALD J. HOLLAND
Name: Gerald J. Holland
Title: Treasurer & Principal Financial Officer
Date: September 27, 2006